UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08941

The Vantagepoint Funds
(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240
(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant 777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240
(Name and address of agent for service)

Registrant's telephone number, including area code:		(202) 962-4600

Date of fiscal year end:	12/31/10

Date of reporting period:	03/31/10

Item 1 (Schedule of Investments): The schedule of investments is set forth below.

SCHEDULES OF INVESTMENTS

March 31, 2010

VANTAGEPOINT FUNDS

Table of Contents

Vantagepoint Funds

Schedules of Investments by Fund

Money Market	1
Low Duration Bond	2
Inflation Protected Securities	8
Asset Allocation	10
Equity Income	17
Growth & Income	20
Growth	24
Select Value	27
Aggressive Opportunities	30
Discovery	34
International	40
Diversifying Strategies	45
Core Bond Index	55
500 Stock Index	66
Broad Market Index	72
Mid/Small Company Index	94
Overseas Equity Index	116
Model Portfolio Savings Oriented	127
Model Portfolio Conservative Growth	128
Model Portfolio Traditional Growth	129
Model Portfolio Long-Term Growth	130
Model Portfolio All-Equity Growth	131
Milestone Retirement Income	132
Milestone 2010	133
Milestone 2015	134
Milestone 2020	135
Milestone 2025	136
Milestone 2030	137
Milestone 2035	138
Milestone 2040	139
Milestone 2045	140

Notes to the Schedules of Investments	141

This complete schedule of portfolio holdings is part of The Vantagepoint Funds Form N-Q filing and available on the Securities and Exchange Commission’s website at www.sec.gov.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint Money Market Fund	Shares	Value

MUTUAL FUND—100.0%
Short-Term Investments Trust Liquid Assets Portfolio (Cost $356,820,096)	356,820,096	$356,820,096

TOTAL INVESTMENTS—100.0%
(Cost $356,820,096)		356,820,096
Other assets less liabilities—0.0%		40,666

NET ASSETS—100.0%		$356,860,762

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—60.5%

Aerospace & Defense—0.5%
Boeing Co. (The)
1.875%	11/20/2012	†	$1,280,000	$1,286,033
L-3 Communications Corp.
5.875%	01/15/2015		710,000	725,975
				2,012,008

Beverages—2.0%
Anheuser-Busch InBev Worldwide, Inc.
2.500%	03/26/2013	ˆ	6,585,000	6,602,404
Bottling Group LLC
6.950%	03/15/2014		975,000	1,129,755
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011		1,060,000	1,063,155
				8,795,314

Capital Markets—1.6%
Goldman Sachs Group, Inc. (The) MTN
6.000%	05/01/2014		901,000	987,476
3.625%	08/01/2012		700,000	725,319
Macquarie Bank Ltd. (Australia)
2.600%	01/20/2012	ˆ	1,230,000	1,255,995
Morgan Stanley
6.000%	05/13/2014		700,000	756,785
4.200%	11/20/2014		720,000	722,340
Morgan Stanley MTN
4.100%	01/26/2015		600,000	597,419
Morgan Stanley, Series F MTN
2.350%	05/14/2010	#	700,000	701,598
TD Ameritrade Holding Corp.
4.150%	12/01/2014		1,140,000	1,148,004
				6,894,936

Chemicals—1.7%
Airgas, Inc.
2.850%	10/01/2013		460,000	459,359
Dow Chemical Co. (The)
7.600%	05/15/2014		4,385,000	5,010,358
4.850%	08/15/2012		1,300,000	1,375,542
Praxair, Inc.
1.750%	11/15/2012		570,000	571,127
				7,416,386

Commercial Banks—12.0%
Bank of Nova Scotia (Canada)
2.250%	01/22/2013		950,000	959,410
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		5,330,000	5,348,069
2.700%	03/05/2012	ˆ	1,000,000	1,023,960
BB&T Corp. MTN
3.850%	07/27/2012		4,818,000	5,023,849
BB&T Corp., Series A MTN
3.375%	09/25/2013		700,000	715,040
Capital One Financial Corp.
7.375%	05/23/2014		4,130,000	4,723,741
Commonwealth Bank of Australia (Australia)
2.400%	01/12/2012	ˆ	1,404,000	1,429,661
ING Bank NV (Netherlands)
2.625%	02/09/2012	ˆ	1,700,000	1,740,900
M&T Bank Corp.
5.375%	05/24/2012		5,000,000	5,292,570
National Australia Bank Ltd. (Australia)
2.550%	01/13/2012	ˆ	1,665,000	1,704,545
Regions Financial Corp.
7.750%	11/10/2014		$ 3,000,000	$3,159,462
Royal Bank of Scotland plc (The) (United Kingdom)
4.875%	03/16/2015		4,200,000	4,203,532
SunTrust Banks, Inc.
5.250%	11/05/2012	†	4,950,000	5,223,953
Swedbank AB (Sweden)
2.800%	02/10/2012	ˆ	900,000	923,702
Toronto-Dominion Bank (The) MTN (Canada)
1.516%	09/10/2010	#	EUR 750,000	1,016,182
US Bancorp
4.200%	05/15/2014		1,300,000	1,365,235
US Bancorp MTN
0.649%	05/06/2010	#	1,200,000	1,200,491
Wachovia Bank NA, Bank Note
7.800%	08/18/2010		1,750,000	1,795,269
Wachovia Corp., Series G MTN
5.500%	05/01/2013		1,500,000	1,621,100
Wells Fargo & Co.
5.300%	08/26/2011		1,240,000	1,306,640
Wells Fargo & Co., Series I MTN
3.750%	10/01/2014		660,000	668,680
Westpac Banking Corp. (Australia)
2.250%	11/19/2012		1,600,000	1,612,224
0.842%	04/08/2013	#ˆ	1,000,000	1,000,000
				53,058,215

Commercial Services & Supplies—0.2%
Corrections Corp. of America
6.250%	03/15/2013		695,000	708,031

Communications Equipment—0.3%
Cisco Systems, Inc.
5.250%	02/22/2011		1,250,000	1,301,174

Computers & Peripherals—0.9%
Hewlett-Packard Co.
4.250%	02/24/2012		730,000	771,514
2.250%	05/27/2011		1,000,000	1,015,669
International Business Machines Corp.
2.100%	05/06/2013		2,170,000	2,186,785
				3,973,968

Consumer Finance—3.2%
American Express Credit Corp.
5.125%	08/25/2014		1,000,000	1,062,771
American Express Credit Corp., Series C
7.300%	08/20/2013		2,177,000	2,445,339
American Honda Finance Corp.
2.375%	03/18/2013	ˆ	470,000	470,149
Caterpillar Financial Services Corp. MTN
5.750%	02/15/2012	†	900,000	972,276
HSBC Finance Corp.
6.375%	10/15/2011		3,150,000	3,352,775
0.682%	06/01/2016	#	2,820,000	2,677,398
John Deere Capital Corp. MTN
2.950%	03/09/2015		1,210,000	1,211,010
John Deere Capital Corp., Series D MTN
0.951%	01/18/2011	#	1,170,000	1,176,611
PACCAR Financial Corp. MTN
0.699%	04/05/2013	#	840,000	838,257
				14,206,586

Containers & Packaging—0.3%
Ball Corp.
6.875%	12/15/2012		455,000	459,550

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Owens-Brockway Glass Container, Inc.
8.250%	05/15/2013		$685,000	$696,988
				1,156,538

Diversified Consumer Services—0.1%
Yale University, Series B MTN
2.900%	10/15/2014		570,000	575,429

Diversified Financial Services—10.1%
American Express Travel Related Services Co., Inc.
5.250%	11/21/2011	ˆ	3,691,000	3,858,988
Bank of America Corp.
6.500%	08/01/2016		900,000	974,162
4.875%	09/15/2012		3,910,000	4,099,447
4.875%	01/15/2013		1,500,000	1,571,043
4.375%	12/01/2010		1,240,000	1,269,210
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013		800,000	881,065
Citigroup, Inc.
6.375%	08/12/2014		1,000,000	1,069,318
1.950%	05/15/2018	#	7,186,000	6,776,161
Equifax, Inc.
4.450%	12/01/2014		240,000	247,215
General Electric Capital Corp.
5.900%	05/13/2014		680,000	748,853
General Electric Capital Corp. MTN
1.101%	01/15/2013	#	1,000,000	994,001
General Electric Capital Corp., Series A
3.750%	11/14/2014		6,180,000	6,267,428
Hutchison Whampoa International 03/33 Ltd. (Cayman Islands)
5.450%	11/24/2010	ˆ	1,500,000	1,542,249
Irish Life & Permanent Group Holdings plc (Ireland)
3.600%	01/14/2013	ˆ	5,700,000	5,691,724
JPMorgan Chase & Co.
4.750%	05/01/2013		5,650,000	6,026,556
JPMorgan Chase & Co. MTN
0.902%	02/26/2013	#	1,350,000	1,358,027
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,040,000	1,036,148
				44,411,595

Diversified Telecommunication Services—2.3%
AT&T, Inc.
4.850%	02/15/2014	†	600,000	644,782
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		400,000	437,515
3.750%	05/20/2011		2,250,000	2,320,679
Deutsche Telekom International Finance BV (Netherlands)
5.375%	03/23/2011		1,250,000	1,300,116
Frontier Communications Corp.
6.250%	01/15/2013		700,000	710,500
Telefonica Emisiones SAU (Spain)
4.949%	01/15/2015		4,000,000	4,228,284
Windstream Corp.
8.125%	08/01/2013		655,000	689,388
				10,331,264

Electric Utilities—1.9%
Commonwealth Edison Co., Series 105
5.400%	12/15/2011		$1,400,000	$1,489,643
Consumers Energy Co., Series D
5.375%	04/15/2013		850,000	924,548
Duke Energy Carolinas LLC
6.250%	01/15/2012		1,165,000	1,264,780
FPL Group Capital, Inc.
5.625%	09/01/2011		910,000	961,913
Midamerican Energy Holdings Co.
3.150%	07/15/2012		1,000,000	1,025,455
Pacific Gas & Electric Co.
4.200%	03/01/2011		1,000,000	1,029,606
1.204%	06/10/2010	#	1,500,000	1,502,674
				8,198,619

Electronic Equipment, Instruments & Components—0.1%
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012	ˆ	640,000	638,239

Food & Staples Retailing—0.2%
Safeway, Inc.
5.800%	08/15/2012		1,000,000	1,091,175

Food Products—2.8%
Campbell Soup Co.
6.750%	02/15/2011		800,000	843,418
General Mills, Inc.
6.000%	02/15/2012		1,500,000	1,632,781
Kellogg Co.
5.125%	12/03/2012		1,000,000	1,083,691
Kraft Foods, Inc.
6.750%	02/19/2014		6,099,000	6,864,089
5.250%	10/01/2013		340,000	368,169
2.625%	05/08/2013		340,000	342,809
Unilever Capital Corp.
7.125%	11/01/2010		1,175,000	1,219,730
				12,354,687

Health Care Equipment & Supplies—0.1%
Stryker Corp.
3.000%	01/15/2015		680,000	680,432

Health Care Providers & Services—1.1%
Express Scripts, Inc.
5.250%	06/15/2012		1,100,000	1,173,490
WellPoint, Inc.
6.800%	08/01/2012		3,290,000	3,637,727
				4,811,217

Hotels, Restaurants & Leisure—0.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%	12/01/2014		740,000	741,850

Household Durables—0.4%
DR Horton, Inc.
5.375%	06/15/2012		710,000	731,300
Fortune Brands, Inc.
3.000%	06/01/2012		1,170,000	1,172,957
				1,904,257

Household Products—0.1%
Procter & Gamble Co. (The)
3.500%	02/15/2015		400,000	410,170

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Industrial Conglomerates—0.2%
3M Co., Series E MTN
4.500%	11/01/2011		$1,000,000	$1,055,962

Insurance—3.5%
Allstate Corp. (The)
6.200%	05/16/2014		800,000	891,274
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012		700,000	737,367
Berkshire Hathaway, Inc.
0.680%	02/11/2013	#	1,500,000	1,506,720
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		510,000	505,803
Metropolitan Life Global Funding I
5.125%	04/10/2013	ˆ	4,730,000	5,081,666
0.651%	07/13/2011	#ˆ	2,100,000	2,098,123
New York Life Global Funding
0.382%	06/16/2011	#ˆ	1,000,000	1,001,066
Prudential Financial, Inc.
6.200%	01/15/2015		1,423,000	1,554,993
Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013		1,000,000	1,061,727
3.625%	09/17/2012		1,100,000	1,131,944
				15,570,683

Life Sciences Tools & Services—0.5%
Howard Hughes Medical Institute
3.450%	09/01/2014		1,100,000	1,136,092
Roche Holdings, Inc.
4.500%	03/01/2012	ˆ	853,000	902,164
				2,038,256

Machinery—1.4%
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)
1.750%	08/13/2010	#	845,000	849,041
SPX Corp.
7.625%	12/15/2014		685,000	720,106
Tyco International Finance SA (Luxembourg)
6.000%	11/15/2013		4,000,000	4,424,092
				5,993,239

Media—2.3%
Comcast Corp.
5.450%	11/15/2010		2,250,000	2,307,631
COX Communications, Inc.
7.750%	11/01/2010		1,000,000	1,037,633
COX Enterprises, Inc.
7.875%	09/15/2010	ˆ	820,000	844,656
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014	ˆ	1,060,000	1,110,047
DISH DBS Corp.
6.375%	10/01/2011		680,000	708,900
Time Warner Cable, Inc.
6.200%	07/01/2013		3,000,000	3,312,927
Viacom, Inc.
4.375%	09/15/2014		700,000	723,961
				10,045,755

Metals & Mining—3.2%
Alcoa, Inc.
6.000%	07/15/2013	†	5,525,000	5,897,739
Nucor Corp.
5.000%	06/01/2013		$ 1,328,000	$1,435,965
Rio Tinto Finance USA Ltd. (Australia)
5.875%	07/15/2013		5,474,000	6,021,504
Steel Dynamics, Inc.
7.375%	11/01/2012		685,000	715,825
				14,071,033

Multi-National—0.7%
European Investment Bank MTN (Supranational)
4.750%	04/15/2011		EUR 2,300,000	3,236,924

Oil, Gas & Consumable Fuels—1.4%
Anadarko Petroleum Corp.
7.625%	03/15/2014		600,000	690,387
Chevron Corp.
3.450%	03/03/2012		900,000	937,350
ConocoPhillips
4.750%	02/01/2014		600,000	645,761
4.600%	01/15/2015		455,000	488,506
Kinder Morgan, Inc.
6.500%	09/01/2012		515,000	544,612
Rockies Express Pipeline LLC
3.900%	04/15/2015	ˆ	680,000	671,411
Shell International Finance BV (Netherlands)
5.625%	06/27/2011		900,000	953,401
1.875%	03/25/2013		620,000	619,838
Valero Energy Corp.
6.875%	04/15/2012		550,000	596,306
				6,147,572

Paper & Forest Products—0.1%
Weyerhaeuser Co.
6.750%	03/15/2012		570,000	608,171

Pharmaceuticals—1.3%
Abbott Laboratories
5.600%	05/15/2011		1,150,000	1,208,888
Merck & Co., Inc.
1.875%	06/30/2011		1,000,000	1,009,821
Novartis Capital Corp.
4.125%	02/10/2014		310,000	328,522
1.900%	04/24/2013		860,000	860,149
Pfizer, Inc.
4.450%	03/15/2012		1,000,000	1,060,489
3.625%	06/03/2013		EUR 200,000	282,174
Wyeth
6.950%	03/15/2011		1,000,000	1,060,886
				5,810,929

Real Estate Investment Trusts (REITs)—0.3%
Simon Property Group LP
4.200%	02/01/2015		210,000	210,761
Vornado Realty LP
4.250%	04/01/2015		1,080,000	1,073,001
				1,283,762

Road & Rail—0.2%
Union Pacific Corp.
6.650%	01/15/2011		200,000	208,638
6.125%	01/15/2012		545,000	589,450
				798,088

Software—0.5%
Microsoft Corp.
2.950%	06/01/2014		1,400,000	1,422,737

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Oracle Corp.
5.000%	01/15/2011		$750,000	$775,786
				2,198,523

Specialty Retail—0.1%
GameStop Corp./GameStop, Inc.
8.000%	10/01/2012		325,000	338,813

Tobacco—2.5%
Altria Group, Inc.
8.500%	11/10/2013		5,319,000	6,222,225
Philip Morris International, Inc.
6.875%	03/17/2014		4,120,000	4,722,018
				10,944,243

Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015	ˆ	300,000	302,518
Sprint Capital Corp.
8.375%	03/15/2012		680,000	710,600
				1,013,118

TOTAL CORPORATE OBLIGATIONS
(Cost $258,101,022)				266,827,161

U.S. GOVERNMENT AGENCY OBLIGATIONS—4.6%

U.S. Government Agency Obligations—3.6%
FDIC Structured Sale Guaranteed Notes
3.250%	04/25/2038	ˆ‡	2,000,000	1,986,796
Federal Farm Credit Bank
1.875%	12/07/2012		1,200,000	1,206,709
Federal Home Loan Bank
1.625%	01/21/2011		3,100,000	3,127,869
Federal National Mortgage Association
1.375%	04/28/2011		4,000,000	4,033,204
1.000%	04/04/2012		5,740,000	5,719,313
				16,073,891

U.S. Government Backed Debt Obligations—1.0%
General Electric Capital Corp.
1.800%	03/11/2011		3,300,000	3,340,029
Western Corporate Federal Credit Union
1.750%	11/02/2012		980,000	983,441
				4,323,470

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $20,313,489)				20,397,361

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—1.7%

U.S. Government Agency Mortgage-Backed Securities—1.7%
Federal Home Loan Mortgage Corp.
6.000%	11/01/2022		1,029,527	1,113,308
Federal Home Loan Mortgage Corp. REMICS
5.000%	06/15/2024		112,505	112,584
Federal National Mortgage Association
3.170%	09/01/2034	#	276,742	286,405
3.151%	09/01/2034	#	333,295	344,775
3.003%	10/01/2034	#	$2,827,819	$2,902,711
2.781%	10/01/2034	#	510,067	521,488
Government National Mortgage Association
4.500%	08/20/2035		1,974,978	2,048,990

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $7,176,012)				7,330,261

U.S. TREASURY OBLIGATIONS—6.4%

U.S. Treasury Bills—6.4%
U.S. Treasury Bill
0.395%	07/29/2010	†	6,300,000	6,296,982
0.316%	10/21/2010	†‡‡	1,000,000	998,731
0.284%	09/23/2010	†	21,000,000	20,977,845

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $28,261,075)				28,273,558

MUNICIPAL OBLIGATIONS—1.1%
California General Obligation Bonds, Series 2009 (California)
5.450%	04/01/2015		3,635,000	3,794,286
5.250%	04/01/2014		1,200,000	1,244,016

TOTAL MUNICIPAL OBLIGATIONS
(Cost $4,782,191)				5,038,302

SOVEREIGN DEBT OBLIGATIONS—1.0%

Government Issued—1.0%
Province of Ontario (Canada)
3.125%	09/08/2010		1,200,000	1,215,720
2.750%	02/22/2011		1,225,000	1,249,880
Province of Quebec, Series PJ (Canada)
6.125%	01/22/2011		1,700,000	1,776,518

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $4,150,895)				4,242,118

ASSET BACKED SECURITIES—18.2%

Automobile—9.1%
Ally Auto Receivables Trust
Series 2009-A, Class A2
1.320%	03/15/2012	ˆ	1,180,000	1,185,138
Bank of America Auto Trust
Series 2008-1A, Class A4
5.730%	01/20/2013	ˆ	2,630,000	2,816,419
Bank of America Auto Trust
Series 2009-2A, Class A2
1.160%	02/15/2012	ˆ	1,260,000	1,263,620
Bank of America Auto Trust
Series 2009-1A, Class A2
1.700%	12/15/2011	ˆ	474,476	476,261
BMW Vehicle Lease Trust
Series 2009-1, Class A2
2.040%	04/15/2011		2,168,527	2,175,881
Capital Auto Receivables Asset Trust
Series 2007-4A, Class A4
5.300%	05/15/2014		1,000,000	1,055,845
Capital Auto Receivables Asset Trust
Series 2007-1, Class A4B
0.270%	04/16/2012	#	1,000,000	998,009

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value

ASSET BACKED SECURITIES—(Continued)
Capital Auto Receivables Asset Trust
Series 2008-1, Class A4B
1.580%	07/15/2014	#	$3,380,000	$3,432,266
Capital Auto Receivables Asset Trust
Series 2008-2, Class A3A
4.680%	10/15/2012		1,725,000	1,775,859
CarMax Auto Owner Trust
Series 2007-1, Class B
5.340%	10/15/2012		3,000,000	3,110,316
Chase Manhattan Auto Owner Trust
Series 2006-B, Class A4
5.110%	04/15/2014		1,605,348	1,633,634
Daimler Chrysler Auto Trust
Series 2008-B, Class A4A
5.320%	11/10/2014		2,000,000	2,110,698
Daimler Chrysler Auto Trust
Series 2008-A, Class A3A
3.700%	06/08/2012		1,022,219	1,038,316
Daimler Chrysler Auto Trust
Series 2006-C, Class A4
4.980%	11/08/2011		1,516,187	1,526,282
Ford Credit Auto Lease Trust
Series 2009-A, Class A2
2.600%	05/15/2011	ˆ	1,198,108	1,203,846
Ford Credit Auto Owner Trust
Series 2009-D, Class A2
1.210%	01/15/2012		900,000	902,566
Ford Credit Auto Owner Trust
Series 2007-B, Class A4A
5.240%	07/15/2012		5,400,000	5,672,367
Harley-Davidson Motorcycle Trust
Series 2007-2, Class A4
5.120%	08/15/2013		2,725,000	2,837,618
Honda Auto Receivables Owner Trust
Series 2009-2, Class A2
2.220%	08/15/2011		1,010,568	1,015,587
Nissan Auto Lease Trust
Series 2009-A, Class A2
2.010%	04/15/2011		1,396,571	1,401,574
Nissan Auto Lease Trust
Series 2009-B, Class A2
1.220%	09/15/2011		1,130,000	1,131,896
USAA Auto Owner Trust
Series 2008-2, Class A3
4.640%	10/15/2012		808,134	829,371
Volkswagen Auto Lease Trust
Series 2009-A, Class A2
2.870%	07/15/2011		676,914	681,334
				40,274,703

Credit Card—9.1%
American Express Credit Account Master Trust
Series 2005-4, Class A
0.300%	01/15/2015	#	1,268,000	1,262,855
American Express Credit Account Master Trust
Series 2008-5, Class A
1.030%	03/15/2016	#	4,550,000	4,631,024
BA Credit Card Trust
Series 2006-A15, Class A15
0.230%	04/15/2014	#	4,200,000	4,170,093
Capital One Multi-Asset Execution Trust
Series 2005-A10, Class A
0.310%	09/15/2015	#	1,000,000	990,287
Capital One Multi-Asset Execution Trust
Series 2007-A2, Class A2
0.310%	12/16/2019	#	$ 2,500,000	$2,402,635
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.850%	02/18/2014		1,150,000	1,196,764
Chase Issuance Trust
Series 2007-A9, Class A9
0.260%	06/16/2014	#	1,250,000	1,243,676
Citibank Credit Card Issuance Trust
Series 2009-A5, Class A5
2.250%	12/23/2014		4,230,000	4,257,476
Discover Card Master Trust
Series 2008-A3, Class A3
5.100%	10/15/2013		5,255,000	5,482,777
GE Capital Credit Card Master Note Trust
Series 2007-3, Class A2
5.400%	06/15/2013		5,915,000	5,972,319
GE Capital Credit Card Master Note Trust
Series 2007-4, Class A
0.280%	06/15/2015	#	1,886,000	1,851,193
Household Credit Card Master Note Trust I
Series 2007-2, Class A
0.780%	07/15/2013	#	6,400,000	6,393,458
				39,854,557

TOTAL ASSET BACKED SECURITIES
(Cost $77,878,496)				80,129,260

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS—1.9%

Non-U.S. Government Agency Obligations—1.9%
Caisse d’Amortissement de la Dette Sociale MTN (France)
4.250%	11/08/2010		1,200,000	1,224,506
Export Development Canada (Canada)
3.750%	07/15/2011		1,365,000	1,417,760
Kreditanstalt fuer Wiederaufbau (Germany)
3.750%	06/27/2011		1,150,000	1,192,426
Nederlandse Waterschapsbank NV MTN (Netherlands)
4.625%	07/25/2011		EUR 1,500,000	2,120,256
Societe Financement de l’Economie Francaise (France)
2.125%	01/30/2012	ˆ	2,300,000	2,337,311

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,270,392)				8,292,259

NON-GOVERNMENT MORTGAGE-BACKED SECURITIES—2.3%

Mortgage Backed—2.3%
Banc of America Mortgage Securities, Inc.
Series 2004-L, Class 1A1
3.758%	01/25/2035	#	874,673	808,695
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.953%	09/25/2035	#	2,929,046	2,704,901
Harborview Mortgage Loan Trust
Series 2005-14, Class 3A1A
5.315%	12/19/2035	#	3,644,269	2,754,626
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A2
2.380%	12/25/2034	#	2,022,190	1,875,740

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value

NON-GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
Provident Funding Mortgage Loan Trust
Series 2004-1, Class 1A1
2.846%	04/25/2034	#	$318,546	$305,876
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 2A1
2.126%	10/19/2034	#	745,381	557,493
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A
2.189%	03/25/2044	#	654,477	594,902
Wells Fargo Mortgage Backed Securities Trust
Series 2004-S, Class B1
3.096%	09/25/2034	#	1,988,630	761,426

TOTAL NON-GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $13,073,306)				10,363,659

			Shares	Value

CASH EQUIVALENTS—6.0%

Institutional Money Market Funds—6.0%
Dreyfus Institutional Cash Advantage Fund		††	2,900,000	2,900,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			10,249,231	10,249,231
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	1,894,995	1,894,995
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class		††	2,900,000	2,900,000
Short-Term Investments Trust Liquid Assets Portfolio		††	2,900,000	2,900,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††	2,900,000	2,900,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class		††	2,900,000	2,900,000

TOTAL CASH EQUIVALENTS
(Cost $26,644,226)				26,644,226

TOTAL INVESTMENTS—103.7%
(Cost $448,651,104)				457,538,165
Other assets less liabilities—(3.7%)				(16,147,514)

NET ASSETS—100.0%				$441,390,651

Legend to the Schedule of Investments:
EUR	European Monetary Unit
MTN	Medium Term Note
REMICS	Real Estate Mortgage Investment Conduits
†	Denotes all or a portion of the security on loan.
ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $51,163,558, which represents 11.2% of Total Investments.

#	Rate is subject to change. Rate shown reflects current rate.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint Inflation Protected
Securities Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—2.5%

Capital Markets—0.1%
Bear Stearns Cos. LLC (The), Series CPI MTN
4.520%	03/10/2014	#	$ 380,000	$376,485

Commercial Banks—0.9%
American Express Bank FSB, Bank Note
0.380%	06/12/2012	#	800,000	789,280
0.377%	05/29/2012	#	400,000	394,558
Bank of Nova Scotia (Canada)
3.400%	01/22/2015		400,000	403,074
Royal Bank of Scotland Group plc, Perpetual Bond (United Kingdom)
7.092%	09/29/2017	#	EUR 100,000	85,091
Royal Bank of Scotland plc (The) (United Kingdom)
4.875%	03/16/2015		600,000	600,505
UBS AG MTN (Switzerland)
1.352%	02/23/2012	#	1,500,000	1,507,975
				3,780,483

Consumer Finance—0.2%
American Express Credit Corp., Series C MTN
0.366%	02/24/2012	#	500,000	494,348
SLM Corp. MTN
4.246%	04/01/2014	#	465,000	403,043
				897,391

Diversified Financial Services—0.6%
Bank of America Corp., Series K MTN
0.587%	09/15/2014	#	2,000,000	1,922,382
Citigroup, Inc.
0.340%	05/18/2011	#	700,000	695,719
				2,618,101

Insurance—0.5%
AIG Life Holdings US, Inc.
7.500%	08/11/2010		1,500,000	1,523,106
ASIF I, Series E MTN (Cayman Islands)
0.399%	07/26/2010	#	600,000	590,474
				2,113,580

Multi-National—0.1%
International Bank for Reconstruction & Development, Series CPI (Supranational)
3.810%	12/10/2013	#	275,000	274,293

Thrifts & Mortgage Finance—0.1%
Countrywide Financial Corp. MTN
5.800%	06/07/2012		500,000	531,773

TOTAL CORPORATE OBLIGATIONS
(Cost $10,494,114)				10,592,106

U.S. GOVERNMENT AGENCY OBLIGATIONS—1.4%

U.S. Government Agency Obligations—1.4%
Federal Home Loan Mortgage Corp. Discount Note
5.390%	08/03/2010		4,800,000	4,796,693
Tennessee Valley Authority
5.250%	09/15/2039		900,000	893,297

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,686,136)				5,689,990

U.S. TREASURY OBLIGATIONS—88.1%

U.S. Treasury Inflation Protected Securities Bonds—31.3%
U.S. Treasury Bond
3.875%	04/15/2029		$ 7,760,000	$13,001,329
3.625%	04/15/2028		9,180,000	15,022,579
3.375%	04/15/2032		590,000	875,447
2.500%	01/15/2029		11,695,000	12,504,117
2.375%	01/15/2025- 01/15/2027		35,220,000	41,785,898
2.125%	02/15/2040		7,881,900	7,855,544
2.000%	01/15/2026		19,240,000	20,937,990
1.750%	01/15/2028		18,110,000	17,770,083
				129,752,987

U.S. Treasury Inflation Protected Securities Notes—53.9%
U.S. Treasury Note
3.500%	01/15/2011		1,870,000	2,412,001
3.375%	01/15/2012		1,900,000	2,482,923
3.000%	07/15/2012		19,605,000	25,469,348
2.625%	07/15/2017		4,560,000	5,245,715
2.500%	07/15/2016		20,100,000	23,588,355
2.375%	04/15/2011- 01/15/2017		22,820,000	26,459,313
2.125%	01/15/2019		7,320,000	7,792,382
2.000%	07/15/2014	‡‡	20,065,000	24,559,595
2.000%	04/15/2012- 01/15/2016		23,790,000	28,417,790
1.875%	07/15/2013- 07/15/2019		31,575,000	37,649,548
1.625%	01/15/2015- 01/15/2018		16,050,000	17,969,210
1.375%	07/15/2018		1,715,000	1,726,701
1.375%	01/15/2020	‡‡	10,280,000	10,112,659
1.250%	04/15/2014		7,165,000	7,590,575
0.625%	04/15/2013		1,820,000	1,903,126
				223,379,241

U.S. Treasury Notes—2.9%
U.S. Treasury Note
2.375%	02/28/2015		11,800,000	11,722,627

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $356,764,837)				364,854,855

SOVEREIGN DEBT OBLIGATIONS—3.1%

Government Issued—3.1%
France Government Bond, Series OATe (France)
3.000%	07/25/2012		EUR 3,599,006	5,314,761
Israel Government AID Bond (Israel)
5.500%	09/18/2023		500,000	541,714
Italy Buoni Poliennali Del Tesoro, Series CPI (Italy)
1.926%	09/15/2012		EUR 3,258,573	4,624,452
0.950%	09/15/2010		EUR 1,593,376	2,182,642

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $13,778,535)				12,663,569

ASSET BACKED SECURITIES—0.1%

Home Equity—0.1%
Argent Securities, Inc.
Series 2005-W2, Class A2B1
0.446%	10/25/2035	#	434,688	391,675

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Inflation Protected
Securities Fund

Coupon Rate	Maturity Date		Face	Value

ASSET BACKED SECURITIES—(Continued)
First Franklin Mortgage Loan Asset Backed Certificates
Series 2006-FF15, Class A3
0.296%	11/25/2036	#	$ 163,104	$159,475

TOTAL ASSET BACKED SECURITIES
(Cost $552,881)				551,150

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS—0.8%

Non-U.S. Government Agency Obligation—0.8%
New South Wales Treasury Corp., Series CIB1 (Australia)
2.750%	11/20/2025
(Cost $3,181,365)			AUD 3,600,000	3,240,641

			Shares	Value

CASH EQUIVALENTS—3.3%

Institutional Money Market Fund—3.3%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class
(Cost $13,686,107)			13,686,107	13,686,107

TOTAL INVESTMENTS—99.3%
(Cost $404,143,975)				411,278,418
Other assets less liabilities—0.7%				2,977,893

NET ASSETS—100.0%				$414,256,311

Legend to the Schedule of Investments:
AUD	Australian Dollar
EUR	European Monetary Unit
MTN	Medium Term Note
#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value

COMMON STOCKS—67.0%

Aerospace & Defense—2.0%
Boeing Co. (The)		20,846	$1,513,628
General Dynamics Corp.		10,600	818,320
Goodrich Corp.		3,370	237,652
Honeywell International, Inc.		20,985	949,991
ITT Corp.		5,017	268,961
L-3 Communications Holdings, Inc.		3,273	299,905
Lockheed Martin Corp.		8,748	728,009
Northrop Grumman Corp.		8,435	553,083
Precision Castparts Corp.		3,865	489,734
Raytheon Co.		10,534	601,702
Rockwell Collins, Inc.		4,517	282,719
United Technologies Corp.		25,990	1,913,124
			8,656,828

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.		4,606	257,245
Expeditors International of Washington, Inc.	†	6,027	222,517
FedEx Corp.		8,626	805,668
United Parcel Service, Inc., Class B		27,531	1,773,272
			3,058,702

Airlines—0.1%
Southwest Airlines Co.		21,045	278,215

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)	*	6,976	88,177
Johnson Controls, Inc.		18,558	612,228
			700,405

Automobiles—0.3%
Ford Motor Co.	*	93,027	1,169,350
Harley-Davidson, Inc.	†	6,777	190,230
			1,359,580

Beverages—1.7%
Brown-Forman Corp., Class B		3,112	185,008
Coca-Cola Co. (The)		63,910	3,515,050
Coca-Cola Enterprises, Inc.		8,881	245,649
Constellation Brands, Inc., Class A	*	5,953	97,867
Dr. Pepper Snapple Group, Inc.		7,149	251,430
Molson Coors Brewing Co., Class B		4,382	184,307
PepsiCo, Inc.		45,175	2,988,778
			7,468,089

Biotechnology—1.0%
Amgen, Inc.	*	27,225	1,626,966
Biogen Idec, Inc.	*	7,362	422,284
Celgene Corp.	*	12,950	802,382
Cephalon, Inc.	*†	1,903	128,985
Genzyme Corp.	*	7,495	388,466
Gilead Sciences, Inc.	*	24,928	1,133,726
			4,502,809

Building Products—0.0%
Masco Corp.	†	10,095	156,674

Capital Markets—1.8%
Ameriprise Financial, Inc.		6,922	313,982
Bank of New York Mellon Corp. (The)		33,337	$1,029,447
Charles Schwab Corp. (The)	†	26,851	501,845
E*Trade Financial Corp.	*	39,373	64,966
Federated Investors, Inc., Class B	†	2,858	75,394
Franklin Resources, Inc.		4,096	454,246
Goldman Sachs Group, Inc. (The)		14,532	2,479,595
Invesco Ltd.	†	11,785	258,209
Janus Capital Group, Inc.	†	3,725	53,230
Legg Mason, Inc.	†	4,439	127,266
Morgan Stanley		38,578	1,129,950
Northern Trust Corp.		6,770	374,110
State Street Corp.		13,929	628,755
T. Rowe Price Group, Inc.		7,271	399,396
			7,890,391

Chemicals—1.3%
Air Products & Chemicals, Inc.		5,917	437,562
Airgas, Inc.		2,338	148,744
CF Industries Holdings, Inc.		1,391	126,831
Dow Chemical Co. (The)		31,658	936,127
E.I. Du Pont de Nemours & Co.		25,008	931,298
Eastman Chemical Co.		2,053	130,735
Ecolab, Inc.		6,477	284,664
FMC Corp.	†	2,002	121,201
International Flavors & Fragrances, Inc.		2,025	96,532
Monsanto Co.		15,097	1,078,228
PPG Industries, Inc.	†	4,713	308,230
Praxair, Inc.		8,649	717,867
Sigma-Aldrich Corp.		3,603	193,337
			5,511,356

Commercial Banks—2.1%
BB&T Corp.	†	19,480	630,957
Comerica, Inc.		4,697	178,674
Fifth Third Bancorp		21,627	293,911
First Horizon National Corp.	*	7,304	102,619
Huntington Bancshares, Inc./Ohio	†	17,666	94,866
KeyCorp		24,239	187,852
M&T Bank Corp.	†	2,048	162,570
Marshall & Ilsley Corp.	†	13,201	106,268
PNC Financial Services Group, Inc.		14,022	837,113
Regions Financial Corp.	†	30,870	242,330
SunTrust Banks, Inc.		13,147	352,208
U.S. Bancorp		53,904	1,395,036
Wells Fargo & Co.		142,708	4,441,073
Zions Bancorporation	†	3,265	71,242
			9,096,719

Commercial Services & Supplies—0.3%
Avery Dennison Corp.	†	2,744	99,909
Cintas Corp.	†	3,798	106,686
Iron Mountain, Inc.		5,228	143,247
Pitney Bowes, Inc.	†	5,882	143,815
R.R. Donnelley & Sons Co.		5,928	126,563
Republic Services, Inc.		9,239	268,116
Stericycle, Inc.	*	2,469	134,560
Waste Management, Inc.		13,814	475,616
			1,498,512

Communications Equipment—1.7%
Cisco Systems, Inc.	*	158,735	4,131,872

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value

COMMON STOCKS—(Continued)
Harris Corp.	†	3,788	$179,892
JDS Uniphase Corp.	*	6,552	82,097
Juniper Networks, Inc.	*	14,772	453,205
Motorola, Inc.	*†	62,970	442,049
QUALCOMM, Inc.		46,304	1,944,305
Tellabs, Inc.		11,354	85,950
			7,319,370

Computers & Peripherals—3.8%
Apple, Inc.	*	25,104	5,897,683
Dell, Inc.	*	47,613	714,671
EMC Corp.	*	57,115	1,030,355
Hewlett-Packard Co.		65,279	3,469,579
International Business Machines Corp.		36,037	4,621,745
Lexmark International, Inc., Class A	*†	1,871	67,506
NetApp, Inc.	*	9,229	300,496
QLogic Corp.	*†	3,471	70,461
SanDisk Corp.	*	6,738	233,337
Teradata Corp.	*	4,699	135,754
Western Digital Corp.	*	6,393	249,263
			16,790,850

Construction & Engineering—0.1%
Fluor Corp.		5,123	238,271
Jacobs Engineering Group, Inc.	*†	3,379	152,697
Quanta Services, Inc.	*	5,546	106,261
			497,229

Construction Materials—0.0%
Vulcan Materials Co.		3,131	147,908

Consumer Finance—0.5%
American Express Co.		33,317	1,374,659
Capital One Financial Corp.		12,687	525,369
Discover Financial Services		15,018	223,768
SLM Corp.	*	12,411	155,386
			2,279,182

Containers & Packaging—0.1%
Ball Corp.		2,557	136,493
Bemis Co., Inc.		2,437	69,991
Owens-Illinois, Inc.	*	4,830	171,658
Pactiv Corp.	*	3,433	86,443
Sealed Air Corp.		4,940	104,135
			568,720

Distributors—0.0%
Genuine Parts Co.	†	4,583	193,586

Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A	*	3,543	217,151
DeVry, Inc.		1,777	115,860
H&R Block, Inc.		9,852	175,366
			508,377

Diversified Financial Services—3.1%
Bank of America Corp.		277,618	4,955,481
Citigroup, Inc.	*	540,514	2,189,082
CME Group, Inc.		1,827	577,533
IntercontinentalExchange, Inc.	*	2,155	241,748
JPMorgan Chase & Co.		109,969	4,921,113
Leucadia National Corp.	*†	5,258	130,451
Moody’s Corp.		5,566	165,588
NASDAQ OMX Group, Inc. (The)	*	3,891	$82,178
NYSE Euronext		7,401	219,144
			13,482,318

Diversified Telecommunication Services—1.7%
AT&T, Inc.		163,730	4,230,783
CenturyTel, Inc.		8,309	294,637
Frontier Communications Corp.	†	8,927	66,417
Qwest Communications International, Inc.		39,089	204,045
Verizon Communications, Inc.		78,776	2,443,631
Windstream Corp.	†	12,417	135,221
			7,374,734

Electric Utilities—1.2%
Allegheny Energy, Inc.		4,715	108,445
American Electric Power Co., Inc.		13,061	446,425
Duke Energy Corp.		36,301	592,432
Edison International		8,872	303,156
Entergy Corp.		5,335	434,002
Exelon Corp.		18,245	799,313
FirstEnergy Corp.		8,600	336,174
FPL Group, Inc.		11,353	548,691
Northeast Utilities	†	4,291	118,603
Pepco Holdings, Inc.		5,821	99,830
Pinnacle West Capital Corp.		3,007	113,454
PPL Corp.		10,276	284,748
Progress Energy, Inc.		7,613	299,648
Southern Co.		22,078	732,107
			5,217,028

Electrical Equipment—0.4%
Emerson Electric Co.		20,842	1,049,186
First Solar, Inc.	*†	1,379	169,134
Rockwell Automation, Inc.		3,995	225,158
Roper Industries, Inc.		2,559	148,013
			1,591,491

Electronic Equipment, Instruments & Components—0.4%
Agilent Technologies, Inc.	*†	9,389	322,888
Amphenol Corp., Class A		5,038	212,553
Corning, Inc.		42,759	864,159
FLIR Systems, Inc.	*	3,859	108,824
Jabil Circuit, Inc.		5,457	88,349
Molex, Inc.	†	3,869	80,707
			1,677,480

Energy Equipment & Services—1.2%
Baker Hughes, Inc.	†	8,506	398,421
BJ Services Co.		7,632	163,325
Cameron International Corp.	*	6,115	262,089
Diamond Offshore Drilling, Inc.	†	1,864	165,542
FMC Technologies, Inc.	*†	3,459	223,555
Halliburton Co.		24,952	751,804
Helmerich & Payne, Inc.		2,929	111,536
Nabors Industries Ltd. (Bermuda)	*	7,452	146,283
National Oilwell Varco, Inc.		11,797	478,722
Rowan Cos., Inc.	*	3,284	95,597
Schlumberger Ltd.		33,296	2,112,964
Smith International, Inc.		6,774	290,063
			5,199,901

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value

COMMON STOCKS—(Continued)

Food & Staples Retailing—1.8%
Costco Wholesale Corp.		12,283	$733,418
CVS Caremark Corp.		38,582	1,410,558
Kroger Co. (The)		18,379	398,089
Safeway, Inc.		11,484	285,492
SUPERVALU, Inc.	†	5,667	94,526
Sysco Corp.		16,227	478,696
Walgreen Co.		27,374	1,015,302
Wal-Mart Stores, Inc.		59,190	3,290,964
Whole Foods Market, Inc.	*	4,161	150,420
			7,857,465

Food Products—1.2%
Archer-Daniels-Midland Co.	†	17,661	510,403
Campbell Soup Co.		5,086	179,790
ConAgra Foods, Inc.		12,530	314,127
Dean Foods Co.	*	4,133	64,847
General Mills, Inc.		9,211	652,047
H.J. Heinz Co.		8,660	394,982
Hershey Co. (The)		4,671	199,965
Hormel Foods Corp.	†	2,011	84,482
J.M. Smucker Co. (The)		3,411	205,547
Kellogg Co.		7,184	383,841
Kraft Foods, Inc., Class A	†	47,970	1,450,613
McCormick & Co., Inc.		3,772	144,694
Mead Johnson Nutrition Co.		5,395	280,702
Sara Lee Corp.		19,389	270,089
Tyson Foods, Inc., Class A		8,698	166,567
			5,302,696

Gas Utilities—0.1%
EQT Corp.		3,775	154,775
Nicor, Inc.	†	1,352	56,676
Oneok, Inc.		2,312	105,543
Questar Corp.		4,635	200,232
			517,226

Health Care Equipment & Supplies—1.3%
Baxter International, Inc.		16,690	971,358
Becton Dickinson and Co.		6,500	511,745
Boston Scientific Corp.	*	41,178	297,305
C.R. Bard, Inc.		2,732	236,646
CareFusion Corp.	*	5,192	137,225
DENTSPLY International, Inc.	†	4,297	149,750
Hospira, Inc.	*	4,624	261,950
Intuitive Surgical, Inc.	*	1,073	373,543
Medtronic, Inc.		30,666	1,380,890
St. Jude Medical, Inc.	*	9,000	369,450
Stryker Corp.		7,871	450,379
Varian Medical Systems, Inc.	*†	3,496	193,434
Zimmer Holdings, Inc.	*	5,991	354,667
			5,688,342

Health Care Providers & Services—1.5%
Aetna, Inc.		11,880	417,107
AmerisourceBergen Corp.		8,204	237,260
Cardinal Health, Inc.		9,900	356,697
CIGNA Corp.		7,802	285,397
Coventry Health Care, Inc.	*	3,905	96,532
DaVita, Inc.	*	2,934	186,016
Express Scripts, Inc.	*	7,652	778,667
Humana, Inc.	*	4,596	214,955
Laboratory Corp. of America Holdings	*	3,007	227,660
McKesson Corp.		7,362	483,831
Medco Health Solutions, Inc.	*	12,892	$832,307
Patterson Cos., Inc.	†	2,589	80,388
Quest Diagnostics, Inc.	†	4,391	255,951
Tenet Healthcare Corp.	*	13,376	76,511
UnitedHealth Group, Inc.		32,206	1,052,170
WellPoint, Inc.	*	12,338	794,320
			6,375,769

Hotels, Restaurants & Leisure—1.0%
Carnival Corp.		12,327	479,274
Darden Restaurants, Inc.		3,687	164,219
International Game Technology		8,520	157,194
Marriott International, Inc., Class A	†	7,359	231,956
McDonald’s Corp.		29,921	1,996,329
Starbucks Corp.	*	20,952	508,505
Starwood Hotels & Resorts Worldwide, Inc.		5,017	233,993
Wyndham Worldwide Corp.		4,235	108,966
Wynn Resorts Ltd.	†	1,499	113,669
Yum! Brands, Inc.		13,016	498,903
			4,493,008

Household Durables—0.3%
D.R. Horton, Inc.	†	8,237	103,786
Fortune Brands, Inc.	†	4,231	205,246
Harman International Industries, Inc.	*	1,969	92,110
Leggett & Platt, Inc.	†	4,219	91,299
Lennar Corp., Class A	†	3,951	67,997
Newell Rubbermaid, Inc.		8,248	125,370
Pulte Group, Inc.	*†	9,128	102,690
Stanley Black & Decker, Inc.		4,481	257,254
Whirlpool Corp.	†	1,906	166,298
			1,212,050

Household Products—1.7%
Clorox Co.		3,812	244,502
Colgate-Palmolive Co.		13,780	1,174,883
Kimberly-Clark Corp.		11,465	720,919
Procter & Gamble Co. (The)		80,537	5,095,576
			7,235,880

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)	*	18,980	208,780
Constellation Energy Group, Inc.		5,145	180,641
NRG Energy, Inc.	*†	7,203	150,543
			539,964

Industrial Conglomerates—1.6%
3M Co.		19,709	1,647,081
General Electric Co.		295,449	5,377,172
Textron, Inc.	†	6,700	142,241
			7,166,494

Insurance—2.6%
Aflac, Inc.		12,906	700,667
Allstate Corp. (The)		14,739	476,217
American International Group, Inc.	*†	3,857	131,678
AON Corp.		7,743	330,703
Assurant, Inc.		3,199	109,982
Berkshire Hathaway, Inc., Class B	*	45,906	3,730,781
Chubb Corp.		9,160	474,946
Cincinnati Financial Corp.	†	4,586	132,535

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value

COMMON STOCKS—(Continued)
Genworth Financial, Inc., Class A	*	13,245	$242,913
Hartford Financial Services Group, Inc.		11,768	334,447
Lincoln National Corp.		7,883	242,008
Loews Corp.		10,182	379,585
Marsh & McLennan Cos., Inc.		14,744	360,048
MetLife, Inc.		22,655	981,868
Principal Financial Group, Inc.		8,936	261,021
Progressive Corp. (The)		18,378	350,836
Prudential Financial, Inc.		12,800	774,400
Torchmark Corp.	†	2,352	125,855
Travelers Cos., Inc. (The)		14,319	772,367
Unum Group		9,393	232,665
XL Capital Ltd., Class A (Bermuda)		9,375	177,187
			11,322,709

Internet & Catalog Retail—0.4%
Amazon.com, Inc.	*	9,330	1,266,361
Expedia, Inc.		5,981	149,286
priceline.com, Inc.	*†	1,202	306,510
			1,722,157

Internet Software & Services—1.3%
Akamai Technologies, Inc.	*†	4,824	151,522
eBay, Inc.	*	31,109	838,388
Google, Inc., Class A	*	6,690	3,793,297
Monster Worldwide, Inc.	*†	3,812	63,317
VeriSign, Inc.	*†	5,398	140,402
Yahoo! Inc.	*	33,535	554,333
			5,541,259

IT Services—1.0%
Automatic Data Processing, Inc.		13,885	617,466
Cognizant Technology Solutions Corp., Class A	*	8,175	416,762
Computer Sciences Corp.	*	4,226	230,275
Fidelity National Information Services, Inc.	†	8,862	207,725
Fiserv, Inc.	*	4,431	224,918
Mastercard, Inc., Class A		2,646	672,084
Paychex, Inc.	†	8,738	268,257
SAIC, Inc.	*	7,185	127,174
Total System Services, Inc.	†	5,640	88,322
Visa, Inc., Class A	†	12,282	1,118,030
Western Union Co. (The)		19,545	331,483
			4,302,496

Leisure Equipment & Products—0.1%
Eastman Kodak Co.	*	8,962	51,890
Hasbro, Inc.		3,736	143,014
Mattel, Inc.		10,137	230,515
			425,419

Life Sciences Tools & Services—0.3%
Life Technologies Corp.	*	5,029	262,866
Millipore Corp.	*	1,552	163,891
PerkinElmer, Inc.		3,062	73,182
Thermo Fisher Scientific, Inc.	*	11,285	580,501
Waters Corp.	*†	2,808	189,652
			1,270,092

Machinery—1.1%
Caterpillar, Inc.		17,256	1,084,540
Cummins, Inc.		5,690	$352,495
Danaher Corp.		7,355	587,738
Deere & Co.		11,666	693,660
Dover Corp.		5,413	253,058
Eaton Corp.		4,519	342,405
Flowserve Corp.		1,609	177,424
Illinois Tool Works, Inc.		10,617	502,821
PACCAR, Inc.		9,965	431,883
Pall Corp.		3,204	129,730
Parker Hannifin Corp.		4,604	298,063
Snap-On, Inc.		1,761	76,322
			4,930,139

Media—2.0%
CBS Corp., Class B		19,170	267,230
Comcast Corp., Class A		79,082	1,488,323
DIRECTV, Class A	*	25,986	878,587
Discovery Communications, Inc., Class A	*†	7,858	265,522
Gannett Co., Inc.		6,354	104,968
Interpublic Group of Cos., Inc.	*†	13,854	115,265
McGraw-Hill Cos., Inc. (The)		8,592	306,305
Meredith Corp.	†	1,069	36,784
New York Times Co. (The), Class A	*	2,728	30,363
News Corp., Class A		62,246	896,965
Omnicom Group, Inc.		8,714	338,190
Scripps Networks Interactive, Inc., Class A		2,551	113,137
Time Warner Cable, Inc.		9,944	530,115
Time Warner, Inc.		32,320	1,010,646
Viacom, Inc., Class B	*	16,691	573,837
Walt Disney Co. (The)		53,316	1,861,261
Washington Post Co. (The), Class B		182	80,841
			8,898,339

Metals & Mining—0.8%
AK Steel Holding Corp.		3,139	71,758
Alcoa, Inc.	†	27,407	390,276
Allegheny Technologies, Inc.	†	2,682	144,801
Cliffs Natural Resources, Inc.	†	3,646	258,684
Freeport-McMoRan Copper & Gold, Inc.		12,024	1,004,485
Newmont Mining Corp.		13,813	703,496
Nucor Corp.		8,888	403,337
Titanium Metals Corp.	*	2,831	46,966
United States Steel Corp.	†	3,886	246,839
			3,270,642

Multiline Retail—0.6%
Big Lots, Inc.	*	2,225	81,035
Family Dollar Stores, Inc.	†	4,064	148,783
J.C. Penney Co., Inc.		6,113	196,655
Kohl’s Corp.	*	8,420	461,248
Macy’s, Inc.		10,577	230,261
Nordstrom, Inc.		4,099	167,444
Sears Holdings Corp.	*†	1,379	149,525
Target Corp.		20,849	1,096,657
			2,531,608

Multi-Utilities—0.9%
Ameren Corp.		5,714	149,021
CenterPoint Energy, Inc.		9,450	135,702
CMS Energy Corp.	†	6,842	105,777
Consolidated Edison, Inc.		7,879	350,931
Dominion Resources, Inc.		16,660	684,893
DTE Energy Co.		4,564	203,554

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value

COMMON STOCKS—(Continued)
Integrys Energy Group, Inc.		2,268	$107,458
NiSource, Inc.		8,145	128,691
PG&E Corp.	†	10,188	432,175
Public Service Enterprise Group, Inc.		14,137	417,324
SCANA Corp.		3,151	118,446
Sempra Energy		6,954	347,005
TECO Energy, Inc.	†	6,212	98,709
Wisconsin Energy Corp.		3,395	167,747
Xcel Energy, Inc.		12,545	265,954
			3,713,387

Office Electronics—0.1%
Xerox Corp.		36,673	357,562

Oil, Gas & Consumable Fuels—6.1%
Anadarko Petroleum Corp.		13,668	995,440
Apache Corp.		9,307	944,661
Cabot Oil & Gas Corp.	†	3,098	114,006
Chesapeake Energy Corp.		18,009	425,733
Chevron Corp.		55,665	4,221,077
ConocoPhillips		41,139	2,105,083
Consol Energy, Inc.		6,085	259,586
Denbury Resources, Inc.	*	10,966	184,996
Devon Energy Corp.		12,290	791,845
El Paso Corp.		19,049	206,491
EOG Resources, Inc.		6,962	647,048
Exxon Mobil Corp.		130,888	8,766,878
Hess Corp.		8,123	508,094
Marathon Oil Corp.		19,457	615,619
Massey Energy Co.		2,550	133,340
Murphy Oil Corp.		5,497	308,876
Noble Energy, Inc.	†	4,803	350,619
Occidental Petroleum Corp.		22,501	1,902,235
Peabody Energy Corp.		7,570	345,949
Pioneer Natural Resources Co.		3,240	182,477
Range Resources Corp.		4,460	209,040
Southwestern Energy Co.	*	9,484	386,189
Spectra Energy Corp.		18,246	411,082
Sunoco, Inc.		3,360	99,826
Tesoro Corp.	†	4,334	60,243
Valero Energy Corp.		16,030	315,791
Williams Cos., Inc. (The)		16,518	381,566
XTO Energy, Inc.		16,369	772,289
			26,646,079

Paper & Forest Products—0.2%
International Paper Co.		12,263	301,792
MeadWestvaco Corp.		4,887	124,863
Weyerhaeuser Co.		6,106	276,419
			703,074

Personal Products—0.1%
Avon Products, Inc.		11,666	395,127
Estee Lauder Cos., Inc. (The), Class A		3,473	225,294
			620,421

Pharmaceuticals—4.1%
Abbott Laboratories		42,894	2,259,656
Allergan, Inc.		8,676	566,716
Bristol-Myers Squibb Co.		47,445	1,266,782
Eli Lilly & Co.	†	28,019	1,014,848
Forest Laboratories, Inc.	*	8,286	259,849
Johnson & Johnson		76,562	4,991,843
King Pharmaceuticals, Inc.	*	6,841	80,450
Merck & Co., Inc.		86,078	$3,215,013
Mylan, Inc.	*†	8,816	200,211
Pfizer, Inc.		223,894	3,839,782
Watson Pharmaceuticals, Inc.	*	2,837	118,502
			17,813,652

Professional Services—0.1%
Dun & Bradstreet Corp.		1,570	116,839
Equifax, Inc.		3,426	122,651
Robert Half International, Inc.	†	4,132	125,737
			365,227

Real Estate Investment Trusts (REITs)—0.8%
Apartment Investment & Management Co., Class A REIT	†	2,622	48,271
AvalonBay Communities, Inc. REIT	†	2,127	183,666
Boston Properties, Inc. REIT	†	3,919	295,649
Equity Residential REIT		7,799	305,331
HCP, Inc. REIT	†	8,190	270,270
Health Care REIT, Inc. REIT		2,833	128,137
Host Hotels & Resorts, Inc. REIT		17,723	259,642
Kimco Realty Corp. REIT		10,441	163,297
Plum Creek Timber Co., Inc. REIT	†	4,764	185,367
ProLogis REIT	†	12,041	158,941
Public Storage REIT	†	3,529	324,633
Simon Property Group, Inc. REIT		8,022	673,046
Ventas, Inc. REIT		3,992	189,540
Vornado Realty Trust REIT		4,405	333,459
			3,519,249

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A	*	7,019	111,251

Road & Rail—0.5%
CSX Corp.		11,081	564,023
Norfolk Southern Corp.		10,097	564,321
Ryder System, Inc.		1,466	56,822
Union Pacific Corp.		13,966	1,023,708
			2,208,874

Semiconductors & Semiconductor Equipment—1.7%
Advanced Micro Devices, Inc.	*†	15,864	147,059
Altera Corp.	†	8,748	212,664
Analog Devices, Inc.		8,319	239,754
Applied Materials, Inc.		37,509	505,621
Broadcom Corp., Class A		12,169	403,767
Intel Corp.		153,180	3,409,787
KLA-Tencor Corp.		4,693	145,108
Linear Technology Corp.	†	6,231	176,213
LSI Corp.	*	18,627	113,997
MEMC Electronic Materials, Inc.	*†	7,043	107,969
Microchip Technology, Inc.	†	5,165	145,446
Micron Technology, Inc.	*	23,108	240,092
National Semiconductor Corp.	†	6,020	86,989
Novellus Systems, Inc.	*	2,716	67,900
NVIDIA Corp.	*	15,444	268,417
Teradyne, Inc.	*†	5,033	56,219
Texas Instruments, Inc.		34,672	848,424
Xilinx, Inc.	†	7,791	198,670
			7,374,096

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Asset
Allocation Fund

		Shares	Value

COMMON STOCKS—(Continued)

Software—2.7%
Adobe Systems, Inc.	*	14,368	$508,196
Autodesk, Inc.	*	5,953	175,137
BMC Software, Inc.	*	5,402	205,276
CA, Inc.		11,264	264,366
Citrix Systems, Inc.	*	5,182	245,990
Compuware Corp.	*	6,686	56,162
Electronic Arts, Inc.	*	9,154	170,814
Intuit, Inc.	*	8,704	298,895
McAfee, Inc.	*	4,396	176,412
Microsoft Corp.		211,724	6,197,161
Novell, Inc.	*	9,061	54,275
Oracle Corp.		108,450	2,786,081
Red Hat, Inc.	*	5,442	159,287
Salesforce.com, Inc.	*†	3,115	231,912
Symantec Corp.	*	22,863	386,842
			11,916,806

Specialty Retail—1.4%
Abercrombie & Fitch Co., Class A		2,735	124,825
AutoNation, Inc.	*†	2,133	38,565
AutoZone, Inc.	*	852	147,473
Bed Bath & Beyond, Inc.	*	7,471	326,931
Best Buy Co., Inc.		9,324	396,643
GameStop Corp., Class A	*†	5,012	109,813
Gap, Inc. (The)		13,063	301,886
Home Depot, Inc.		47,118	1,524,267
Limited Brands, Inc.		7,632	187,900
Lowe’s Cos., Inc.		40,748	987,732
Office Depot, Inc.	*	7,888	62,946
O’Reilly Automotive, Inc.	*	3,932	164,004
RadioShack Corp.		3,692	83,550
Ross Stores, Inc.		2,899	155,010
Sherwin-Williams Co. (The)	†	2,807	189,978
Staples, Inc.		20,460	478,559
Tiffany & Co.		3,294	156,432
TJX Cos., Inc.		11,837	503,309
Urban Outfitters, Inc.	*	2,782	105,799
			6,045,622

Textiles, Apparel & Luxury Goods—0.3%
Coach, Inc.		9,018	356,391
NIKE, Inc., Class B		10,753	790,346
Polo Ralph Lauren Corp.	†	1,463	124,414
V.F. Corp.		2,429	194,684
			1,465,835

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	†	13,622	192,887
People’s United Financial, Inc.		10,017	156,666
			349,553

Tobacco—1.0%
Altria Group, Inc.		57,437	1,178,607
Lorillard, Inc.		4,280	322,027
Philip Morris International, Inc.		52,187	2,722,074
Reynolds American, Inc.		4,703	253,868
			4,476,576

Trading Companies & Distributors—0.1%
Fastenal Co.	†	3,595	172,524
W.W. Grainger, Inc.		1,779	192,346
			364,870

Wireless Telecommunication Services—0.2%
American Tower Corp., Class A	*	11,013	$469,264
MetroPCS Communications, Inc.	*†	7,236	51,231
Sprint Nextel Corp.	*†	82,269	312,622
			833,117

TOTAL COMMON STOCKS
(Cost $276,389,908)			292,515,459

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—21.4%

U.S. Treasury Bills—0.6%
U.S. Treasury Bill
0.150%	06/10/2010	‡‡	$2,830,000	2,829,273

U.S. Treasury Bonds—20.8%
U.S. Treasury Bond
8.750%	08/15/2020		2,466,000	3,486,307
8.000%	11/15/2021		4,901,000	6,679,147
7.875%	02/15/2021		2,371,000	3,189,737
7.625%	02/15/2025		2,657,000	3,611,030
7.250%	08/15/2022		2,848,000	3,702,400
7.125%	02/15/2023		1,692,000	2,181,095
6.875%	08/15/2025		810,000	1,035,408
6.625%	02/15/2027		3,063,000	3,851,726
6.500%	11/15/2026		758,000	941,105
6.250%	08/15/2023- 05/15/2030		9,898,000	12,009,746
6.125%	11/15/2027- 08/15/2029		1,983,000	2,379,740
6.000%	02/15/2026		1,021,000	1,204,461
5.500%	08/15/2028		772,000	865,002
5.375%	02/15/2031		3,444,000	3,811,003
5.250%	11/15/2028- 02/15/2029		1,506,000	1,639,654
5.000%	05/15/2037		965,000	1,016,417
4.750%	02/15/2037		3,961,000	4,016,704
4.625%	02/15/2040		5,700,000	5,619,847
4.500%	02/15/2036- 08/15/2039		16,780,000	16,272,942
4.375%	02/15/2038- 11/15/2039		5,763,000	5,456,929
4.250%	05/15/2039		3,450,000	3,197,722
3.500%	02/15/2039		5,484,000	4,439,473
				90,607,595

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $97,029,144)				93,436,868

COMMERCIAL PAPER—8.8%

Commercial Banks—3.6%
Royal Bank of Scotland plc (The) (United Kingdom)
0.180%	04/12/2010		$16,000,000	15,999,040

Consumer Finance—2.9%
Santander Central Hispano Finance Delaware, Inc.
0.280%	07/22/2010		1,600,000	1,598,672
Toyota Motor Credit Corp.
0.350%	06/21/2010		11,000,000	10,992,520
				12,591,192

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Asset
Allocation Fund

Coupon Rate	Maturity Date		Face	Value

COMMERCIAL PAPER—(Continued)

Diversified Financial Services—2.3%
Societe Generale North America, Inc.
0.210%	05/17/2010		$10,000,000	$9,996,997

TOTAL COMMERCIAL PAPER
(Cost $38,586,380)				38,587,229

			Shares	Value

CASH EQUIVALENTS—6.5%

Institutional Money Market Funds—6.5%
Dreyfus Institutional Cash Advantage Fund		††	3,000,000	3,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			11,557,254	11,557,254
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	1,887,497	1,887,497
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class		††	3,000,000	3,000,000
Short-Term Investments Trust Liquid Assets Portfolio		††	3,000,000	3,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††	3,000,000	3,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class		††	3,000,000	3,000,000

TOTAL CASH EQUIVALENTS
(Cost $28,444,751)				28,444,751

TOTAL INVESTMENTS—103.7%
(Cost $440,450,183)				452,984,307
Other assets less liabilities—(3.7%)				(16,315,570)

NET ASSETS—100.0%				$436,668,737

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint Equity
Income Fund

		Shares	Value

COMMON STOCKS—90.8%

Aerospace & Defense—2.8%
Boeing Co. (The)		82,000	$5,954,020
Honeywell International, Inc.		401,400	18,171,378
ITT Corp.		35,800	1,919,238
L-3 Communications Holdings, Inc.		60,200	5,516,126
Lockheed Martin Corp.		41,000	3,412,020
Raytheon Co.		187,900	10,732,848
			45,705,630

Air Freight & Logistics—1.3%
FedEx Corp.		168,600	15,747,240
United Parcel Service, Inc., Class B		90,800	5,848,428
			21,595,668

Automobiles—0.2%
Harley-Davidson, Inc.	†	93,500	2,624,545

Biotechnology—0.2%
Amgen, Inc.	*	55,900	3,340,584

Building Products—0.3%
Masco Corp.	†	249,900	3,878,448
USG Corp.	*†	86,500	1,484,340
			5,362,788

Capital Markets—2.1%
Bank of New York Mellon Corp. (The)		651,400	20,115,232
Legg Mason, Inc.	†	156,000	4,472,520
State Street Corp.		229,900	10,377,686
			34,965,438

Chemicals—1.2%
E.I. Du Pont de Nemours & Co.		396,246	14,756,201
International Flavors & Fragrances, Inc.		103,500	4,933,845
Monsanto Co.		3,000	214,260
			19,904,306

Commercial Banks—3.0%
Allied Irish Banks plc ADR (Ireland)	*†	38,000	122,360
KeyCorp	†	302,800	2,346,700
Marshall & Ilsley Corp.		171,300	1,378,965
PNC Financial Services Group, Inc.		182,800	10,913,160
Regions Financial Corp.	†	281,800	2,212,130
SunTrust Banks, Inc.		168,500	4,514,115
U.S. Bancorp		339,900	8,796,612
Wells Fargo & Co.		608,600	18,939,632
			49,223,674

Commercial Services & Supplies—0.5%
Avery Dennison Corp.	†	93,700	3,411,617
Pitney Bowes, Inc.	†	202,600	4,953,570
			8,365,187

Communications Equipment—0.6%
Cisco Systems, Inc.	*	87,900	2,288,037
Nokia Oyj ADR (Finland)		524,400	8,149,176
			10,437,213

Computers & Peripherals—4.0%
Dell, Inc.	*	2,785,700	$41,813,357
Hewlett-Packard Co.		203,700	10,826,655
International Business Machines Corp.		104,800	13,440,600
			66,080,612

Construction Materials—1.6%
Cemex SAB de CV ADR (Mexico)	*	2,139,922	21,848,604
Vulcan Materials Co.	†	88,700	4,190,188
			26,038,792

Consumer Finance—3.0%
American Express Co.		621,100	25,626,586
Capital One Financial Corp.		297,200	12,307,052
SLM Corp.	*†	914,400	11,448,288
			49,381,926

Distributors—0.2%
Genuine Parts Co.	†	57,652	2,435,220

Diversified Consumer Services—0.1%
H&R Block, Inc.		54,400	968,320

Diversified Financial Services—4.0%
Bank of America Corp.		1,236,806	22,076,987
Citigroup, Inc.	*	2,066,200	8,368,110
JPMorgan Chase & Co.		728,200	32,586,950
NYSE Euronext		106,200	3,144,582
			66,176,629

Diversified Telecommunication Services—4.3%
AT&T, Inc.		800,742	20,691,173
Level 3 Communications, Inc.	*†	16,464,000	26,671,680
Qwest Communications International, Inc.		705,100	3,680,622
tw telecom inc.	*	118,000	2,141,700
Verizon Communications, Inc.		543,341	16,854,438
			70,039,613

Electric Utilities—2.1%
Duke Energy Corp.		211,800	3,456,576
Entergy Corp.		177,200	14,415,220
Exelon Corp.		126,700	5,550,727
FirstEnergy Corp.		45,000	1,759,050
Pinnacle West Capital Corp.		72,000	2,716,560
PPL Corp.		111,800	3,097,978
Progress Energy, Inc.		95,000	3,739,200
			34,735,311

Electrical Equipment—0.9%
Cooper Industries plc		78,800	3,777,672
Emerson Electric Co.	†	219,000	11,024,460
			14,802,132

Energy Equipment & Services—0.4%
Schlumberger Ltd.		95,000	6,028,700

Food & Staples Retailing—0.5%
Walgreen Co.		153,000	5,674,770
Wal-Mart Stores, Inc.		36,500	2,029,400
			7,704,170

Food Products—0.9%
Campbell Soup Co.		22,400	791,840
Hershey Co. (The)		193,600	8,288,016

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Equity
Income Fund

		Shares	Value

COMMON STOCKS—(Continued)
Kraft Foods, Inc., Class A	†	128,600	$3,888,864
McCormick & Co., Inc.	†	57,700	2,213,372
			15,182,092

Health Care Equipment & Supplies—0.8%
Baxter International, Inc.		129,600	7,542,720
Medtronic, Inc.		117,300	5,282,019
			12,824,739

Health Care Providers & Services—1.5%
UnitedHealth Group, Inc.		312,500	10,209,375
WellPoint, Inc.	*	214,100	13,783,758
			23,993,133

Hotels, Restaurants & Leisure—3.3%
Carnival Corp.		291,200	11,321,856
Marriott International, Inc., Class A	†	124,288	3,917,558
MGM MIRAGE	*†	137,400	1,648,800
Yum! Brands, Inc.		981,000	37,601,730
			54,489,944

Household Durables—1.8%
D.R. Horton, Inc.	†	84,700	1,067,220
Fortune Brands, Inc.	†	158,200	7,674,282
Stanley Black & Decker, Inc.		278,500	15,988,685
Whirlpool Corp.	†	63,000	5,496,750
			30,226,937

Household Products—0.3%
Kimberly-Clark Corp.		87,059	5,474,270

Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group, Inc.		77,200	2,710,492
NRG Energy, Inc.	*†	58,500	1,222,650
			3,933,142

Industrial Conglomerates—3.9%
3M Co.		201,200	16,814,284
General Electric Co.		1,114,000	20,274,800
Koninklijke Philips Electronics NV NYRS (Netherlands)	†	854,000	27,345,080
			64,434,164

Insurance—5.5%
Allstate Corp. (The)		236,700	7,647,777
AON Corp.		485,141	20,720,372
Chubb Corp.		43,600	2,260,660
Fairfax Financial Holdings Ltd. (Canada)	†	93,600	35,103,744
Lincoln National Corp.		150,490	4,620,043
Marsh & McLennan Cos., Inc.		234,000	5,714,280
Progressive Corp. (The)		115,100	2,197,259
Sun Life Financial, Inc. (Canada)		118,200	3,797,766
Travelers Cos., Inc. (The)		159,306	8,592,966
			90,654,867

Internet & Catalog Retail—1.7%
Liberty Media Corp.— Interactive, Series A	*	1,835,500	28,101,505

Internet Software & Services—0.2%
eBay, Inc.	*	132,900	3,581,655

IT Services—0.3%
Computer Sciences Corp.	*	87,600	$4,773,324

Leisure Equipment & Products—0.3%
Mattel, Inc.		200,300	4,554,822

Machinery—2.4%
Deere & Co.		90,900	5,404,914
Dover Corp.		180,700	8,447,725
Eaton Corp.		28,800	2,182,176
Illinois Tool Works, Inc.		472,700	22,387,072
Pall Corp.		28,300	1,145,867
			39,567,754

Media—7.5%
Cablevision Systems Corp., Class A		145,500	3,512,370
Comcast Corp., Class A		94,800	1,784,136
DIRECTV, Class A	*	1,529,276	51,704,822
Madison Square Garden, Inc., Class A	*	36,300	788,799
McGraw-Hill Cos., Inc. (The)		169,900	6,056,935
New York Times Co. (The), Class A	*†	213,300	2,374,029
Time Warner, Inc.		252,533	7,896,707
Walt Disney Co. (The)		1,391,100	48,563,301
WPP plc (United Kingdom)		162,700	1,683,589
			124,364,688

Metals & Mining—0.5%
Alcoa, Inc.		141,200	2,010,688
Nucor Corp.		122,900	5,577,202
			7,587,890

Multiline Retail—0.5%
J.C. Penney Co., Inc.		200,300	6,443,651
Macy’s, Inc.	†	107,900	2,348,983
			8,792,634

Multi-Utilities—1.8%
CenterPoint Energy, Inc.		66,600	956,376
Dominion Resources, Inc.	†	267,000	10,976,370
NiSource, Inc.	†	265,700	4,198,060
PG&E Corp.		73,000	3,096,660
Sempra Energy	†	110,500	5,513,950
TECO Energy, Inc.	†	67,700	1,075,753
Xcel Energy, Inc.		181,600	3,849,920
			29,667,089

Oil, Gas & Consumable Fuels—11.3%
Anadarko Petroleum Corp.		86,500	6,299,795
BP plc ADR (United Kingdom)	†	251,698	14,364,405
Chesapeake Energy Corp.		1,559,000	36,854,760
Chevron Corp.		177,358	13,449,057
ConocoPhillips		255,000	13,048,350
Exxon Mobil Corp.		177,360	11,879,573
Marathon Oil Corp.		364,600	11,535,944
Murphy Oil Corp.		125,500	7,051,845
Occidental Petroleum Corp.		220,400	18,632,616
Pioneer Natural Resources Co.		527,000	29,680,640
Royal Dutch Shell plc, Class A ADR (Netherlands)		169,881	9,829,315
Spectra Energy Corp.		454,912	10,249,167
Sunoco, Inc.		91,300	2,712,523
Williams Cos., Inc. (The)		53,600	1,238,160
			186,826,150

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Equity
Income Fund

		Shares	Value

COMMON STOCKS—(Continued)

Paper & Forest Products—0.7%
International Paper Co.		257,100	$6,327,231
MeadWestvaco Corp.	†	117,400	2,999,570
Weyerhaeuser Co.		43,700	1,978,299
			11,305,100

Pharmaceuticals—3.7%
Bristol-Myers Squibb Co.		696,700	18,601,890
Eli Lilly & Co.	†	131,800	4,773,796
Johnson & Johnson		239,600	15,621,920
Merck & Co., Inc.		165,600	6,185,160
Pfizer, Inc.		935,687	16,047,032
			61,229,798

Semiconductors & Semiconductor Equipment—2.1%
Analog Devices, Inc.		158,200	4,559,324
Applied Materials, Inc.		782,900	10,553,492
Intel Corp.		651,900	14,511,294
Texas Instruments, Inc.		219,200	5,363,824
			34,987,934

Software—2.8%
Electronic Arts, Inc.	*	110,400	2,060,064
Microsoft Corp.		716,700	20,977,809
Symantec Corp.	*	1,387,000	23,468,040
			46,505,913

Specialty Retail—1.7%
Bed Bath & Beyond, Inc.	*	143,600	6,283,936
Home Depot, Inc.		602,300	19,484,405
Tiffany & Co.		56,600	2,687,934
			28,456,275

Tobacco—1.6%
Altria Group, Inc.		243,300	4,992,516
Imperial Tobacco Group plc ADR (United Kingdom)		189,700	11,573,597
Philip Morris International, Inc.		197,300	10,291,168
			26,857,281

Wireless Telecommunication Services—0.2%
Sprint Nextel Corp.	*†	319,400	1,213,720
Vodafone Group plc (United Kingdom)		946,300	2,188,715
			3,402,435

TOTAL COMMON STOCKS
(Cost $1,382,632,169)			1,497,691,993

CASH EQUIVALENTS—16.6%

Institutional Money Market Funds—16.6%
Dreyfus Institutional Cash Advantage Fund	††	26,000,000	26,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		138,960,770	138,960,770
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	4,458,771	4,458,771
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	16,800,000	16,800,000
Short-Term Investments Trust Liquid Assets Portfolio	††	35,200,000	$35,200,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	26,000,000	26,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	26,000,000	26,000,000

TOTAL CASH EQUIVALENTS
(Cost $273,419,541)			273,419,541

TOTAL INVESTMENTS—107.4%
(Cost $1,656,051,710)			1,771,111,534
Other assets less liabilities—(7.4%)			(122,469,332)

NET ASSETS—100.0%			$1,648,642,202

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
NYRS	New York Registry Shares
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value

COMMON STOCKS—96.0%

Aerospace & Defense—1.1%
Boeing Co. (The)		80,500	$5,845,105
Goodrich Corp.		6,500	458,380
Precision Castparts Corp.		28,900	3,661,919
United Technologies Corp.		34,400	2,532,184
			12,497,588

Air Freight & Logistics—1.5%
Expeditors International of Washington, Inc.		35,100	1,295,892
United Parcel Service, Inc., Class B		232,000	14,943,120
			16,239,012

Auto Components—0.0%
Johnson Controls, Inc.		9,100	300,209

Automobiles—0.3%
Ford Motor Co.	*	235,400	2,958,978

Beverages—2.4%
Coca-Cola Co. (The)		300	16,500
Diageo plc ADR (United Kingdom)	†	216,500	14,602,925
Molson Coors Brewing Co., Class B		99,400	4,180,764
PepsiCo, Inc.		119,900	7,932,584
			26,732,773

Biotechnology—1.4%
Amgen, Inc.	*	69,600	4,159,296
Celgene Corp.	*	79,700	4,938,212
Gilead Sciences, Inc.	*	115,900	5,271,132
Vertex Pharmaceuticals, Inc.	*	22,600	923,662
			15,292,302

Capital Markets—6.4%
Ameriprise Financial, Inc.	†	139,400	6,323,184
Bank of New York Mellon Corp. (The)		720,318	22,243,420
BlackRock, Inc.		3,000	653,280
Charles Schwab Corp. (The)	†	106,700	1,994,223
Credit Suisse Group AG (Registered) (Switzerland)		13,725	706,459
Franklin Resources, Inc.		64,100	7,108,690
Goldman Sachs Group, Inc. (The)		80,500	13,735,715
Invesco Ltd.	†	283,200	6,204,912
Morgan Stanley		106,300	3,113,527
Northern Trust Corp.		46,900	2,591,694
State Street Corp.		32,400	1,462,536
TD Ameritrade Holding Corp.	*	13,000	247,780
UBS AG (Switzerland)	*	200,400	3,262,512
			69,647,932

Chemicals—1.2%
Dow Chemical Co. (The)		132,900	3,929,853
Ecolab, Inc.	†	1,300	57,135
Monsanto Co.		14,900	1,064,158
Mosaic Co. (The)		70,000	4,253,900
Praxair, Inc.		51,000	4,233,000
			13,538,046

Commercial Banks—3.0%
PNC Financial Services Group, Inc.		154,500	$9,223,650
U.S. Bancorp		99,500	2,575,060
Wells Fargo & Co.		670,100	20,853,512
			32,652,222

Commercial Services & Supplies—1.7%
Cintas Corp.		477,000	13,398,930
Waste Management, Inc.		139,800	4,813,314
			18,212,244

Communications Equipment—1.9%
Cisco Systems, Inc.	*	383,600	9,985,108
Juniper Networks, Inc.	*†	183,000	5,614,440
QUALCOMM, Inc.		124,700	5,236,153
			20,835,701

Computers & Peripherals—3.0%
Apple, Inc.	*	96,800	22,741,224
EMC Corp.	*	73,000	1,316,920
Hewlett-Packard Co.		113,500	6,032,525
International Business Machines Corp.		25,800	3,308,850
			33,399,519

Consumer Finance—1.3%
American Express Co.		330,700	13,644,682

Containers & Packaging—0.4%
Rexam plc ADR (United Kingdom)		179,700	4,028,874

Diversified Consumer Services—0.0%
Apollo Group, Inc., Class A	*	3,200	196,128

Diversified Financial Services—3.3%
Bank of America Corp.		544,500	9,719,325
CME Group, Inc.		3,700	1,169,607
IntercontinentalExchange, Inc.	*	28,400	3,185,912
JPMorgan Chase & Co.		485,408	21,722,008
NYSE Euronext		28,400	840,924
			36,637,776

Diversified Telecommunication Services—0.9%
AT&T, Inc.		383,006	9,896,875

Electric Utilities—1.2%
Edison International		104,300	3,563,931
Entergy Corp.		67,800	5,515,530
Northeast Utilities	†	146,900	4,060,316
			13,139,777

Electrical Equipment—0.3%
Emerson Electric Co.		21,500	1,082,310
First Solar, Inc.	*†	600	73,590
Rockwell Automation, Inc.	†	36,200	2,040,232
			3,196,132

Electronic Equipment, Instruments & Components—1.4%
Tyco Electronics Ltd. (Switzerland)		568,000	15,608,640

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value

COMMON STOCKS—(Continued)

Energy Equipment & Services—2.7%
Baker Hughes, Inc.	†	110,000	$5,152,400
Cameron International Corp.	*	51,600	2,211,576
FMC Technologies, Inc.	*†	24,000	1,551,120
Schlumberger Ltd.		220,700	14,005,622
Smith International, Inc.		55,000	2,355,100
Weatherford International Ltd. (Switzerland)	*	277,800	4,405,908
			29,681,726

Food & Staples Retailing—3.7%
Costco Wholesale Corp.		3,700	220,927
CVS Caremark Corp.		114,600	4,189,776
Sysco Corp.		629,825	18,579,837
Wal-Mart Stores, Inc.		315,875	17,562,650
			40,553,190

Food Products—2.3%
Dean Foods Co.	*	247,200	3,878,568
General Mills, Inc.		51,800	3,666,922
Kraft Foods, Inc., Class A		122,200	3,695,328
Nestle SA ADR (Switzerland)		281,125	14,393,600
			25,634,418

Health Care Equipment & Supplies—4.0%
Baxter International, Inc.		19,000	1,105,800
CareFusion Corp.	*	247,100	6,530,853
Covidien plc (Ireland)		259,900	13,067,772
DENTSPLY International, Inc.	†	390,500	13,608,925
Intuitive Surgical, Inc.	*†	7,100	2,471,723
Medtronic, Inc.		800	36,024
St. Jude Medical, Inc.	*	31,100	1,276,655
Stryker Corp.		42,100	2,408,962
Zimmer Holdings, Inc.	*	65,300	3,865,760
			44,372,474

Health Care Providers & Services—2.9%
AmerisourceBergen Corp.		335,450	9,701,214
Cardinal Health, Inc.		3,200	115,296
Express Scripts, Inc.	*	76,900	7,825,344
McKesson Corp.		43,000	2,825,960
Medco Health Solutions, Inc.	*	110,000	7,101,600
UnitedHealth Group, Inc.		131,000	4,279,770
WellPoint, Inc.	*	4,200	270,396
			32,119,580

Health Care Technology—0.1%
Cerner Corp.	*†	12,000	1,020,720

Hotels, Restaurants & Leisure—1.9%
Carnival Corp.		42,000	1,632,960
Marriott International, Inc., Class A	†	137,171	4,323,630
McDonald’s Corp.		126,500	8,440,080
Starbucks Corp.	*	168,500	4,089,495
Starwood Hotels & Resorts Worldwide, Inc.		19,100	890,824
Wynn Macau Ltd. (Macau)	*†	321,600	463,051
Wynn Resorts Ltd.		8,400	636,972
			20,477,012

Household Durables—0.4%
Stanley Black & Decker, Inc.		81,800	4,696,138

Household Products—1.4%
Kimberly-Clark Corp.		207,000	$13,016,160
Procter & Gamble Co. (The)		42,875	2,712,701
			15,728,861

Industrial Conglomerates—5.3%
3M Co.		246,625	20,610,451
General Electric Co.		648,300	11,799,060
McDermott International, Inc.	*	51,600	1,389,072
Textron, Inc.	†	255,200	5,417,896
Tyco International Ltd. (Switzerland)		499,000	19,086,750
			58,303,229

Insurance—3.2%
ACE Ltd. (Switzerland)		54,900	2,871,270
AON Corp.		72,800	3,109,288
Berkshire Hathaway, Inc., Class B	*	215,000	17,473,050
Principal Financial Group, Inc.		191,700	5,599,557
Prudential Financial, Inc.		8,700	526,350
Unum Group		202,100	5,006,017
			34,585,532

Internet & Catalog Retail—1.8%
Amazon.com, Inc.	*	101,000	13,708,730
Expedia, Inc.		67,600	1,687,296
Liberty Media Corp.— Interactive, Series A	*	104,400	1,598,364
priceline.com, Inc.	*†	8,700	2,218,500
			19,212,890

Internet Software & Services—2.4%
Akamai Technologies, Inc.	*†	32,400	1,017,684
Baidu, Inc. ADR (China)	*	3,200	1,910,400
eBay, Inc.	*	71,200	1,918,840
Google, Inc., Class A	*	30,400	17,237,104
Tencent Holdings Ltd. (China)	†	207,200	4,151,687
			26,235,715

IT Services—4.4%
Accenture plc, Class A (Ireland)		416,675	17,479,516
Automatic Data Processing, Inc.		371,625	16,526,164
Fiserv, Inc.	*	38,700	1,964,412
Mastercard, Inc., Class A		20,200	5,130,800
Visa, Inc., Class A	†	63,500	5,780,405
Western Union Co. (The)		55,000	932,800
			47,814,097

Leisure Equipment & Products—0.4%
Mattel, Inc.		203,100	4,618,494

Life Sciences Tools & Services—0.0%
Life Technologies Corp.	*	3,300	172,491

Machinery—2.3%
Cummins, Inc.		70,200	4,348,890
Danaher Corp.	†	134,500	10,747,895
Ingersoll-Rand plc (Ireland)	†	160,800	5,607,096
PACCAR, Inc.	†	100,800	4,368,672
			25,072,553

Media—4.5%
CBS Corp., Class B		344,300	4,799,542
Comcast Corp., Class A		431,700	8,124,594
Discovery Communications, Inc., Series C	*	80,550	2,368,976

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value

COMMON STOCKS—(Continued)
McGraw-Hill Cos., Inc. (The)	†	403,700	$14,391,905
Time Warner, Inc.		526,283	16,456,869
Walt Disney Co. (The)		106,800	3,728,388
			49,870,274

Metals & Mining—0.8%
Cliffs Natural Resources, Inc.	†	41,300	2,930,235
Freeport-McMoRan Copper & Gold, Inc.		6,000	501,240
Steel Dynamics, Inc.		302,100	5,277,687
			8,709,162

Multiline Retail—1.3%
Dollar Tree, Inc.	*	12,900	763,938
Kohl’s Corp.	*	153,200	8,392,296
Target Corp.		106,100	5,580,860
			14,737,094

Oil, Gas & Consumable Fuels—4.8%
BP plc ADR (United Kingdom)	†	287,000	16,379,090
Chevron Corp.		87,100	6,604,793
ConocoPhillips		186,700	9,553,439
EOG Resources, Inc.		45,100	4,191,594
Exxon Mobil Corp.		300	20,094
Hess Corp.		58,200	3,640,410
Occidental Petroleum Corp.		65,000	5,495,100
Petroleo Brasileiro SA ADR (Brazil)	†	3,200	126,688
Southwestern Energy Co.	*	32,300	1,315,256
Suncor Energy, Inc. (Canada)		13,300	432,782
Valero Energy Corp.		220,700	4,347,790
			52,107,036

Pharmaceuticals—3.6%
Abbott Laboratories		94,000	4,951,920
Allergan, Inc.		72,900	4,761,828
Johnson & Johnson		59,200	3,859,840
Merck & Co., Inc.		201,740	7,534,989
Pfizer, Inc.		701,200	12,025,580
Shire plc ADR (Ireland)	†	16,800	1,108,128
Teva Pharmaceutical Industries Ltd. ADR (Israel)		76,600	4,831,928
			39,074,213

Road & Rail—0.1%
Union Pacific Corp.		16,800	1,231,440

Semiconductors & Semiconductor Equipment—2.9%
Altera Corp.	†	75,800	1,842,698
Broadcom Corp., Class A		83,700	2,777,166
Intel Corp.		377,300	8,398,698
Marvell Technology Group Ltd. (Bermuda)	*	254,800	5,192,824
Maxim Integrated Products, Inc.	†	110,400	2,140,656
NVIDIA Corp.	*†	32,300	561,374
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)		354,600	3,719,754
Texas Instruments, Inc.		154,800	3,787,956
Xilinx, Inc.	†	134,200	3,422,100
			31,843,226

Software—1.7%
Adobe Systems, Inc.	*	9,300	$328,941
Autodesk, Inc.	*	22,600	664,892
Intuit, Inc.	*	19,000	652,460
McAfee, Inc.	*	75,600	3,033,828
Microsoft Corp.		457,400	13,388,098
Salesforce.com, Inc.	*†	3,300	245,685
			18,313,904

Specialty Retail—1.8%
Bed Bath & Beyond, Inc.	*	86,400	3,780,864
CarMax, Inc.	*†	11,100	278,832
Gap, Inc. (The)		30,200	697,922
Home Depot, Inc.		128,200	4,147,270
Lowe’s Cos., Inc.		132,600	3,214,224
O’Reilly Automotive, Inc.	*	37,900	1,580,809
Sherwin-Williams Co. (The)	†	82,300	5,570,064
			19,269,985

Textiles, Apparel & Luxury Goods—0.2%
Coach, Inc.		19,600	774,592
NIKE, Inc., Class B		23,500	1,727,250
			2,501,842

Tobacco—0.7%
Lorillard, Inc.		44,800	3,370,752
Philip Morris International, Inc.		83,800	4,371,008
			7,741,760

Trading Companies & Distributors—1.2%
Fastenal Co.	†	51,800	2,485,882
W.W. Grainger, Inc.	†	100,500	10,866,060
			13,351,942

Wireless Telecommunication Services—0.5%
American Tower Corp., Class A	*	134,200	5,718,262

TOTAL COMMON STOCKS
(Cost $852,677,187)			1,053,424,670

CASH EQUIVALENTS—13.0%

Institutional Money Market Funds—13.0%
Dreyfus Institutional Cash Advantage Fund	††	18,600,000	18,600,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		46,214,583	46,214,583
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	3,874,273	3,874,273
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	18,600,000	18,600,000
Short-Term Investments Trust Liquid Assets Portfolio	††	18,600,000	18,600,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	18,600,000	18,600,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value

CASH EQUIVALENTS—(Continued)
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	18,600,000	$18,600,000

TOTAL CASH EQUIVALENTS
(Cost $143,088,856)			143,088,856

TOTAL INVESTMENTS—109.0%
(Cost $995,766,043)			1,196,513,526
Other assets less liabilities—(9.0%)			(98,623,945)

NET ASSETS—100.0%			$1,097,889,581

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value

COMMON STOCKS—97.0%

Aerospace & Defense—3.0%
Boeing Co. (The)		46,700	$3,390,887
Goodrich Corp.		308,168	21,732,007
Honeywell International, Inc.		225,850	10,224,230
ITT Corp.		40,800	2,187,288
United Technologies Corp.		248,200	18,270,002
			55,804,414

Air Freight & Logistics—0.9%
Expeditors International of Washington, Inc.	†	284,700	10,511,124
FedEx Corp.		55,900	5,221,060
			15,732,184

Auto Components—0.2%
Lear Corp.	*	52,760	4,186,506

Automobiles—0.8%
Ford Motor Co.	*†	1,104,412	13,882,459

Beverages—6.1%
Anheuser-Busch InBev NV ADR (Belgium)	*	62,800	3,168,260
Coca-Cola Co. (The)		472,900	26,009,500
Diageo plc ADR (United Kingdom)	†	200,653	13,534,045
Dr. Pepper Snapple Group, Inc.		106,400	3,742,088
Hansen Natural Corp.	*	82,953	3,598,501
PepsiCo, Inc.		966,390	63,936,362
			113,988,756

Biotechnology—2.7%
Amgen, Inc.	*	153,200	9,155,232
Celgene Corp.	*	290,350	17,990,086
Genzyme Corp.	*	361,800	18,752,094
Gilead Sciences, Inc.	*	103,750	4,718,550
			50,615,962

Capital Markets—2.2%
Bank of New York Mellon Corp. (The)		155,600	4,804,928
Charles Schwab Corp. (The)		173,100	3,235,239
Goldman Sachs Group, Inc. (The)		177,500	30,286,825
State Street Corp.		59,100	2,667,774
			40,994,766

Chemicals—3.3%
Air Products & Chemicals, Inc.		127,750	9,447,112
Dow Chemical Co. (The)		109,800	3,246,786
Monsanto Co.		127,000	9,070,340
Mosaic Co. (The)		229,600	13,952,792
Nalco Holding Co.		408,518	9,939,243
Potash Corp. of Saskatchewan, Inc. (Canada)		52,880	6,311,228
Syngenta AG ADR (Switzerland)		169,500	9,408,945
			61,376,446

Commercial Banks—2.3%
Fifth Third Bancorp		254,500	3,458,655
Mitsubishi UFJ Financial Group, Inc. ADR (Japan)		405,000	2,118,150
SunTrust Banks, Inc.		125,236	$3,355,072
Wells Fargo & Co.		1,090,900	33,948,808
			42,880,685

Communications Equipment—5.1%
Cisco Systems, Inc.	*	1,657,575	43,146,677
F5 Networks, Inc.	*	47,900	2,946,329
Nokia Oyj ADR (Finland)	†	1,068,500	16,604,490
QUALCOMM, Inc.		768,550	32,271,415
			94,968,911

Computers & Peripherals—8.2%
Apple, Inc.	*	249,520	58,619,734
EMC Corp.	*	1,416,200	25,548,248
Hewlett-Packard Co.		316,250	16,808,687
International Business Machines Corp.		370,430	47,507,647
NetApp, Inc.	*	94,019	3,061,259
			151,545,575

Construction & Engineering—0.5%
Quanta Services, Inc.	*	514,700	9,861,652

Construction Materials—0.2%
Martin Marietta Materials, Inc.	†	17,920	1,497,216
Vulcan Materials Co.	†	64,200	3,032,808
			4,530,024

Consumer Finance—1.6%
American Express Co.		536,900	22,152,494
Capital One Financial Corp.		170,257	7,050,342
			29,202,836

Diversified Financial Services—1.5%
Bank of America Corp.		708,722	12,650,688
CIT Group, Inc.	*	41,600	1,620,736
Citigroup, Inc.	*	503,600	2,039,580
JPMorgan Chase & Co.		277,100	12,400,225
			28,711,229

Electrical Equipment—0.8%
ABB Ltd. ADR (Switzerland)	*	112,300	2,452,632
Emerson Electric Co.		260,750	13,126,155
			15,578,787

Electronic Equipment, Instruments & Components—0.4%
Corning, Inc.		366,000	7,396,860

Energy Equipment & Services—3.8%
Baker Hughes, Inc.		36,900	1,728,396
ENSCO plc ADR (United Kingdom)		124,200	5,561,676
Halliburton Co.		586,550	17,672,752
National Oilwell Varco, Inc.		269,300	10,928,194
Schlumberger Ltd.	†	216,700	13,751,782
Transocean Ltd. (Switzerland)	*	117,200	10,123,736
Weatherford International Ltd. (Switzerland)	*	695,550	11,031,423
			70,797,959

Food & Staples Retailing—3.3%
Costco Wholesale Corp.		145,400	8,681,834
CVS Caremark Corp.		318,150	11,631,564
Kroger Co. (The)		162,400	3,517,584

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value

COMMON STOCKS—(Continued)
Wal-Mart Stores, Inc.		575,375	$31,990,850
Whole Foods Market, Inc.	*†	166,300	6,011,745
			61,833,577

Food Products—0.5%
Bunge Ltd.	†	68,500	4,221,655
Mead Johnson Nutrition Co.		84,800	4,412,144
			8,633,799

Health Care Equipment & Supplies—3.6%
Covidien plc (Ireland)		291,350	14,649,078
Intuitive Surgical, Inc.	*†	27,400	9,538,762
Medtronic, Inc.		500,900	22,555,527
Stryker Corp.	†	367,800	21,045,516
			67,788,883

Health Care Providers & Services—0.8%
Aetna, Inc.		294,000	10,322,340
UnitedHealth Group, Inc.		140,700	4,596,669
			14,919,009

Hotels, Restaurants & Leisure—1.4%
Las Vegas Sands Corp.	*†	507,445	10,732,462
Starbucks Corp.	*	210,000	5,096,700
Yum! Brands, Inc.		241,900	9,272,027
			25,101,189

Household Products—3.3%
Procter & Gamble Co. (The)		962,300	60,884,721

Industrial Conglomerates—1.7%
3M Co.		209,700	17,524,629
General Electric Co.		652,500	11,875,500
McDermott International, Inc.	*	85,100	2,290,892
			31,691,021

Insurance—2.0%
ACE Ltd. (Switzerland)		82,100	4,293,830
Aflac, Inc.		172,200	9,348,738
Berkshire Hathaway, Inc., Class B	*	160,050	13,007,264
Marsh & McLennan Cos., Inc.		67,300	1,643,466
Prudential Financial, Inc.		132,800	8,034,400
			36,327,698

Internet & Catalog Retail—2.6%
Amazon.com, Inc.	*	286,500	38,886,645
priceline.com, Inc.	*†	33,900	8,644,500
			47,531,145

Internet Software & Services—3.2%
eBay, Inc.	*	99,600	2,684,220
Equinix, Inc.	*†	32,400	3,153,816
Google, Inc., Class A	*	74,510	42,247,915
Rackspace Hosting, Inc.	*†	634,054	11,875,832
			59,961,783

IT Services—4.5%
Accenture plc, Class A (Ireland)		170,800	7,165,060
Automatic Data Processing, Inc.	†	604,000	26,859,880
Cognizant Technology Solutions Corp., Class A	*	85,762	4,372,147
Mastercard, Inc., Class A		48,590	12,341,860
Paychex, Inc.	†	436,000	$13,385,200
Visa, Inc., Class A	†	213,400	19,425,802
			83,549,949

Life Sciences Tools & Services—1.5%
Illumina, Inc.	*†	117,000	4,551,300
Life Technologies Corp.	*	63,800	3,334,826
Thermo Fisher Scientific, Inc.	*	385,900	19,850,696
			27,736,822

Machinery—0.7%
Caterpillar, Inc.		63,800	4,009,830
Cummins, Inc.		17,800	1,102,710
Danaher Corp.		59,200	4,730,672
Deere & Co.		56,543	3,362,047
			13,205,259

Media—2.4%
Comcast Corp., Class A		152,600	2,871,932
DIRECTV, Class A	*	58,400	1,974,504
Viacom, Inc., Class B	*	238,950	8,215,101
Walt Disney Co. (The)		891,200	31,111,792
			44,173,329

Metals & Mining—1.7%
Barrick Gold Corp. (Canada)		50,800	1,947,672
BHP Billiton Ltd. ADR (Australia)	†	60,960	4,896,307
Cliffs Natural Resources, Inc.	†	54,490	3,866,065
Freeport-McMoRan Copper & Gold, Inc.		100,740	8,415,820
Goldcorp, Inc. (Canada)		150,650	5,607,193
Newmont Mining Corp.		119,100	6,065,763
			30,798,820

Multiline Retail—1.4%
Kohl’s Corp.	*	284,600	15,590,388
Target Corp.		206,450	10,859,270
			26,449,658

Oil, Gas & Consumable Fuels—2.2%
Alpha Natural Resources, Inc.	*†	35,200	1,756,128
Anadarko Petroleum Corp.		46,290	3,371,301
Cenovus Energy, Inc. (Canada)		175,900	4,610,339
ConocoPhillips		103,500	5,296,095
Denbury Resources, Inc.	*	195,700	3,301,459
EnCana Corp. (Canada)		106,700	3,310,901
Occidental Petroleum Corp.		110,820	9,368,723
Suncor Energy, Inc. (Canada)		296,450	9,646,483
			40,661,429

Personal Products—1.0%
Avon Products, Inc.		352,900	11,952,723
Estee Lauder Cos., Inc. (The), Class A		109,503	7,103,460
			19,056,183

Pharmaceuticals—5.0%
Allergan, Inc.		306,300	20,007,516
Elan Corp. plc ADR (Ireland)	*	820,300	6,217,874
Johnson & Johnson		386,300	25,186,760
Merck & Co., Inc.		205,800	7,686,630
Mylan, Inc.	*†	250,600	5,691,126
Roche Holding AG ADR (Switzerland)		94,500	3,829,140
Teva Pharmaceutical Industries Ltd. ADR (Israel)	†	215,730	13,608,248

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint
Growth Fund

		Shares	Value

COMMON STOCKS—(Continued)
Warner Chilcott plc, Class A (Ireland)	*†	424,867	$10,855,352
			93,082,646

Professional Services—0.1%
Verisk Analytics, Inc., Class A	*	71,500	2,016,300

Semiconductors & Semiconductor Equipment—1.8%
Broadcom Corp., Class A		377,800	12,535,404
Intel Corp.		448,500	9,983,610
Marvell Technology Group Ltd. (Bermuda)	*	329,400	6,713,172
NVIDIA Corp.	*†	254,117	4,416,553
			33,648,739

Software—5.8%
Autodesk, Inc.	*	370,500	10,900,110
Check Point Software Technologies (Israel)	*†	213,850	7,497,581
Microsoft Corp.		1,803,350	52,784,055
Nuance Communications, Inc.	*	543,763	9,048,216
Oracle Corp.		694,500	17,841,705
Red Hat, Inc.	*	334,431	9,788,795
			107,860,462

Specialty Retail—2.2%
Bed Bath & Beyond, Inc.	*	167,900	7,347,304
Best Buy Co., Inc.		148,900	6,334,206
Home Depot, Inc.		227,100	7,346,685
Lowe’s Cos., Inc.		829,800	20,114,352
			41,142,547

Textiles, Apparel & Luxury Goods—0.5%
NIKE, Inc., Class B		137,300	10,091,550

Wireless Telecommunication Services—0.2%
Rogers Communications, Inc., Class B (Canada)		107,100	3,655,323

TOTAL COMMON STOCKS
(Cost $1,516,407,732)			1,803,857,852

CASH EQUIVALENTS—9.0%

Institutional Money Market Funds—9.0%
Dreyfus Institutional Cash Advantage Fund	††	20,550,000	20,550,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		59,121,044	59,121,044
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	5,111,056	5,111,056
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	20,550,000	20,550,000
Short-Term Investments Trust Liquid Assets Portfolio	††	20,550,000	20,550,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	20,550,000	20,550,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	20,550,000	$20,550,000

TOTAL CASH EQUIVALENTS
(Cost $166,982,100)			166,982,100

TOTAL INVESTMENTS—106.0%
(Cost $1,683,389,832)			1,970,839,952
Other assets less liabilities—(6.0%)			(111,655,828)

NET ASSETS—100.0%			$1,859,184,124

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value

COMMON STOCKS—96.5%

Aerospace & Defense—2.4%
ITT Corp.		10,500	$562,905
L-3 Communications Holdings, Inc.		24,500	2,244,935
Rockwell Collins, Inc.		23,700	1,483,383
TransDigm Group, Inc.	†	57,219	3,034,896
			7,326,119

Auto Components—1.5%
BorgWarner, Inc.	*	88,100	3,363,658
Lear Corp.	*	15,275	1,212,071
			4,575,729

Building Products—0.3%
Owens Corning, Inc.	*	37,250	947,640

Capital Markets—1.7%
Ameriprise Financial, Inc.		61,075	2,770,362
Northern Trust Corp.		20,925	1,156,316
Stifel Financial Corp.	*†	25,950	1,394,812
			5,321,490

Chemicals—1.2%
Celanese Corp., Class A		23,950	762,807
CF Industries Holdings, Inc.		7,200	656,496
Eastman Chemical Co.		32,775	2,087,112
			3,506,415

Commercial Banks—2.2%
Bank of Hawaii Corp.	†	59,800	2,688,010
Comerica, Inc.	†	56,350	2,143,554
Fifth Third Bancorp		134,850	1,832,612
			6,664,176

Commercial Services & Supplies—3.1%
Cintas Corp.		71,100	1,997,199
R.R. Donnelley & Sons Co.		176,113	3,760,013
Steelcase, Inc., Class A	†	309,600	2,003,112
United Stationers, Inc.	*†	26,050	1,533,042
			9,293,366

Communications Equipment—0.8%
Comtech Telecommunications Corp.	*†	57,100	1,826,629
JDS Uniphase Corp.	*	48,650	609,585
			2,436,214

Computers & Peripherals—0.5%
Lexmark International, Inc., Class A	*†	16,150	582,692
Teradata Corp.	*	35,000	1,011,150
			1,593,842

Construction & Engineering—0.6%
Jacobs Engineering Group, Inc.	*†	42,000	1,897,980

Consumer Finance—0.7%
Discover Financial Services		140,250	2,089,725
Student Loan Corp. (The)	†	4,500	159,885
			2,249,610

Containers & Packaging—2.8%
AptarGroup, Inc.	†	51,000	2,006,850
Bemis Co., Inc.		65,100	1,869,672
Sonoco Products Co.		126,400	$3,891,856
Temple-Inland, Inc.		33,750	689,513
			8,457,891

Diversified Consumer Services—0.6%
H&R Block, Inc.		105,600	1,879,680

Diversified Telecommunication Services—0.6%
Qwest Communications International, Inc.		340,600	1,777,932

Electric Utilities—2.0%
American Electric Power Co., Inc.		57,000	1,948,260
Pinnacle West Capital Corp.		76,900	2,901,437
PPL Corp.		46,400	1,285,744
			6,135,441

Electrical Equipment—1.9%
Acuity Brands, Inc.	†	37,500	1,582,875
Cooper Industries plc		43,400	2,080,596
Hubbell, Inc., Class B	†	42,700	2,153,361
			5,816,832

Electronic Equipment, Instruments & Components—2.6%
Arrow Electronics, Inc.	*	65,200	1,964,476
Avnet, Inc.	*	74,000	2,220,000
Ingram Micro, Inc., Class A	*	140,700	2,469,285
Tyco Electronics Ltd. (Switzerland)		40,850	1,122,558
			7,776,319

Energy Equipment & Services—2.5%
Nabors Industries Ltd. (Bermuda)	*	112,800	2,214,264
Noble Corp. (Switzerland)	*	97,650	4,083,723
Oil States International, Inc.	*	24,575	1,114,231
Pride International, Inc.	*	7,100	213,781
			7,625,999

Food & Staples Retailing—2.0%
Kroger Co. (The)		98,300	2,129,178
Ruddick Corp.	†	70,171	2,220,210
Sysco Corp.		57,400	1,693,300
			6,042,688

Food Products—3.6%
Campbell Soup Co.		56,700	2,004,345
H.J. Heinz Co.		36,100	1,646,521
J.M. Smucker Co. (The)		32,050	1,931,333
Ralcorp Holdings, Inc.	*	15,300	1,037,034
Sara Lee Corp.		204,600	2,850,078
Tyson Foods, Inc., Class A		70,650	1,352,948
			10,822,259

Gas Utilities—1.8%
Energen Corp.		41,100	1,912,383
Questar Corp.		81,825	3,534,840
UGI Corp.		2,382	63,218
			5,510,441

Health Care Equipment & Supplies—1.7%
Beckman Coulter, Inc.		43,189	2,712,269
Hologic, Inc.	*	28,450	527,463
Stryker Corp.		31,800	1,819,596
			5,059,328

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value

COMMON STOCKS—(Continued)

Health Care Providers & Services—2.8%
AmerisourceBergen Corp.		18,100	$523,452
CIGNA Corp.		160,055	5,854,812
Health Management Associates, Inc., Class A	*	139,150	1,196,690
Healthsouth Corp.	*†	59,145	1,106,011
			8,680,965

Hotels, Restaurants & Leisure—2.5%
Burger King Holdings, Inc.		83,700	1,779,462
Darden Restaurants, Inc.		69,875	3,112,233
Wyndham Worldwide Corp.		99,950	2,571,713
			7,463,408

Household Durables—1.8%
Mohawk Industries, Inc.	*	27,600	1,500,888
Newell Rubbermaid, Inc.	†	62,300	946,960
Ryland Group, Inc.		30,750	690,030
Stanley Black & Decker, Inc.		30,050	1,725,170
Whirlpool Corp.		5,850	510,413
			5,373,461

Industrial Conglomerates—0.7%
Carlisle Cos., Inc.	†	58,600	2,232,660

Insurance—12.2%
Alleghany Corp.	*	9,584	2,787,004
Allied World Assurance Co. Holdings Ltd. (Bermuda)		34,100	1,529,385
Allstate Corp. (The)		193,100	6,239,061
AON Corp.		11,300	482,623
Arch Capital Group Ltd. (Bermuda)	*	55,600	4,239,500
Brown & Brown, Inc.	†	74,200	1,329,664
Endurance Specialty Holdings Ltd. (Bermuda)	†	53,600	1,991,240
Fidelity National Financial, Inc., Class A		174,300	2,583,126
Genworth Financial, Inc., Class A	*	63,275	1,160,463
Hartford Financial Services Group, Inc.		29,250	831,285
HCC Insurance Holdings, Inc.		101,400	2,798,640
Lincoln National Corp.		150,560	4,622,192
Progressive Corp. (The)		92,800	1,771,552
Prudential Financial, Inc.		22,650	1,370,325
Unum Group		22,550	558,564
W.R. Berkley Corp.		55,400	1,445,386
XL Capital Ltd., Class A (Bermuda)		82,800	1,564,920
			37,304,930

IT Services—4.9%
Amdocs Ltd. (Guernsey, Channel Islands)	*	45,550	1,371,510
Computer Sciences Corp.	*	68,667	3,741,665
Convergys Corp.	*†	153,000	1,875,780
Hewitt Associates, Inc., Class A	*	51,700	2,056,626
SAIC, Inc.	*	95,800	1,695,660
Total System Services, Inc.	†	128,200	2,007,612
Western Union Co. (The)		120,900	2,050,464
			14,799,317

Leisure Equipment & Products—0.5%
Mattel, Inc.		64,200	1,459,908

Life Sciences Tools & Services—0.3%
Life Technologies Corp.	*	17,575	$918,645

Machinery—2.3%
Dover Corp.		68,000	3,179,000
Eaton Corp.		16,250	1,231,263
Navistar International Corp.	*	30,500	1,364,265
Parker Hannifin Corp.		17,950	1,162,083
			6,936,611

Marine—0.1%
Alexander & Baldwin, Inc.		8,800	290,840

Media—1.3%
Omnicom Group, Inc.		52,700	2,045,287
Viacom, Inc., Class B	*	53,400	1,835,892
			3,881,179

Metals & Mining—1.1%
Cliffs Natural Resources, Inc.	†	23,700	1,681,515
Reliance Steel & Aluminum Co.	†	33,850	1,666,436
			3,347,951

Multiline Retail—1.1%
Family Dollar Stores, Inc.	†	35,500	1,299,655
Kohl’s Corp.	*	39,925	2,187,092
			3,486,747

Multi-Utilities—4.1%
CMS Energy Corp.	†	152,350	2,355,331
DTE Energy Co.	†	59,050	2,633,630
OGE Energy Corp.		42,500	1,654,950
PG&E Corp.		63,000	2,672,460
SCANA Corp.		42,900	1,612,611
Xcel Energy, Inc.		69,400	1,471,280
			12,400,262

Office Electronics—0.3%
Xerox Corp.		106,900	1,042,275

Oil, Gas & Consumable Fuels—4.2%
Alpha Natural Resources, Inc.	*†	39,450	1,968,160
Chesapeake Energy Corp.		58,750	1,388,850
Cimarex Energy Co.	†	54,500	3,236,210
El Paso Corp.		74,550	808,122
EOG Resources, Inc.		10,900	1,013,046
Newfield Exploration Co.	*†	33,175	1,726,759
Southwestern Energy Co.	*	35,900	1,461,848
Whiting Petroleum Corp.	*	16,150	1,305,566
			12,908,561

Paper & Forest Products—0.6%
International Paper Co.		36,925	908,724
Schweitzer-Mauduit International, Inc.	†	19,025	904,829
			1,813,553

Personal Products—0.4%
Nu Skin Enterprises, Inc., Class A		40,175	1,169,093

Professional Services—2.1%
Dun & Bradstreet Corp.		21,200	1,577,704
Equifax, Inc.		66,300	2,373,540
Manpower, Inc.		21,500	1,228,080

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint
Select Value Fund

		Shares	Value

COMMON STOCKS—(Continued)
Robert Half International, Inc.		25,500	$775,965
Towers Watson & Co., Class A		6,600	313,500
			6,268,789

Real Estate Investment Trusts (REITs)—5.3%
Annaly Capital Management, Inc. REIT		84,300	1,448,274
Boston Properties, Inc. REIT		18,975	1,431,474
Duke Realty Corp. REIT		324,132	4,019,237
Home Properties, Inc. REIT	†	25,150	1,177,020
Mack-Cali Realty Corp. REIT		40,400	1,424,100
Simon Property Group, Inc. REIT		79,346	6,657,129
			16,157,234

Real Estate Management & Development—0.3%
CB Richard Ellis Group, Inc., Class A	*	60,450	958,132

Road & Rail—1.4%
Ryder System, Inc.	†	37,000	1,434,120
Werner Enterprises, Inc.	†	127,800	2,961,126
			4,395,246

Semiconductors & Semiconductor Equipment—3.0%
Analog Devices, Inc.		43,300	1,247,906
Microchip Technology, Inc.	†	97,700	2,751,232
Micron Technology, Inc.	*	166,700	1,732,013
National Semiconductor Corp.		114,200	1,650,190
Teradyne, Inc.	*†	161,425	1,803,117
			9,184,458

Software—1.0%
Informatica Corp.	*	15,850	425,731
Sybase, Inc.	*	21,700	1,011,654
Synopsys, Inc.	*	75,400	1,686,698
			3,124,083

Specialty Retail—0.3%
AutoZone, Inc.	*	2,400	415,416
Williams-Sonoma, Inc.		18,725	492,280
			907,696

Textiles, Apparel & Luxury Goods—1.7%
Phillips-Van Heusen Corp.		41,750	2,394,780
V.F. Corp.		36,600	2,933,490
			5,328,270

Thrifts & Mortgage Finance—0.9%
First Niagara Financial Group, Inc.	†	159,800	2,272,356
Hudson City Bancorp, Inc.	†	25,000	354,000
			2,626,356

Tobacco—0.1%
Reynolds American, Inc.		8,150	439,937

Trading Companies & Distributors—1.2%
GATX Corp.	†	23,000	658,950
United Rentals, Inc.	*†	190,066	1,782,819
W.W. Grainger, Inc.		10,200	1,102,824
			3,544,593

Water Utilities—0.6%
American Water Works Co., Inc.	†	81,600	$1,775,616

Wireless Telecommunication Services—0.3%
NTELOS Holdings Corp.	†	55,700	990,903

TOTAL COMMON STOCKS
(Cost $250,314,505)			293,929,070

CASH EQUIVALENTS—15.4%

Institutional Money Market Funds—15.4%
Dreyfus Institutional Cash Advantage Fund	††	7,200,000	7,200,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		10,595,499	10,595,499
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	395,566	395,566
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	7,200,000	7,200,000
Short-Term Investments Trust Liquid Assets Portfolio	††	7,200,000	7,200,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	7,200,000	7,200,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	7,200,000	7,200,000

TOTAL CASH EQUIVALENTS
(Cost $46,991,065)			46,991,065

TOTAL INVESTMENTS—111.9%
(Cost $297,305,570)			340,920,135
Other assets less liabilities—(11.9%)			(36,332,062)

NET ASSETS—100.0%			$304,588,073

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value

COMMON STOCKS—95.4%

Aerospace & Defense—1.4%
Hexcel Corp.	*	156,530	$2,260,293
ITT Corp.		78,600	4,213,746
L-3 Communications Holdings, Inc.		36,200	3,317,006
Rockwell Collins, Inc.		84,400	5,282,596
			15,073,641

Air Freight & Logistics—1.2%
C.H. Robinson Worldwide, Inc.		77,200	4,311,620
FedEx Corp.		58,100	5,426,540
HUB Group, Inc., Class A	*	107,000	2,993,860
			12,732,020

Airlines—1.3%
Continental Airlines, Inc., Class B	*†	417,300	9,168,081
Delta Air Lines, Inc.	*	353,300	5,154,647
			14,322,728

Automobiles—0.3%
Harley-Davidson, Inc.	†	131,400	3,688,398

Biotechnology—2.8%
Alexion Pharmaceuticals, Inc.	*	48,200	2,620,634
Alkermes, Inc.	*	413,449	5,362,433
Cephalon, Inc.	*†	73,200	4,961,496
Exelixis, Inc.	*†	312,800	1,898,696
Human Genome Sciences, Inc.	*	141,100	4,261,220
Incyte Corp. Ltd.	*†	405,500	5,660,780
Pharmasset, Inc.	*†	70,300	1,884,040
Regeneron Pharmaceuticals, Inc.	*	110,500	2,927,145
Seattle Genetics, Inc.	*†	89,800	1,072,212
			30,648,656

Building Products—0.3%
Masco Corp.		206,200	3,200,224

Capital Markets—3.1%
Bank of New York Mellon Corp. (The)		173,000	5,342,240
Financial Engines, Inc.	*	82,700	1,397,630
Fortress Investment Group LLC, Class A	*	1,033,300	4,122,867
Greenhill & Co., Inc.		29,200	2,397,028
Invesco Ltd.	†	221,200	4,846,492
KKR & Co. Guernsey L.P. (Guernsey, Channel Islands)		77,100	885,533
Penson Worldwide, Inc.	*†	338,900	3,412,723
Riskmetrics Group, Inc.	*	165,350	3,738,564
SEI Investments Co.		189,300	4,158,921
TD Ameritrade Holding Corp.	*	181,900	3,467,014
			33,769,012

Chemicals—1.6%
Ecolab, Inc.		153,800	6,759,510
Intrepid Potash, Inc.	*†	70,000	2,123,100
Koppers Holdings, Inc.		48,500	1,373,520
Nalco Holding Co.		249,500	6,070,335
Senomyx, Inc.	*	180,823	592,195
			16,918,660

Commercial Banks—1.9%
Fifth Third Bancorp		263,200	3,576,888
First Interstate Bancsystem, Inc.		72,900	1,184,625
KeyCorp		691,300	$5,357,575
PrivateBancorp, Inc.		249,800	3,422,260
Signature Bank/New York	*	72,600	2,689,830
Western Alliance Bancorp	*†	529,000	3,010,010
Wilmington Trust Corp.		90,400	1,497,928
			20,739,116

Commercial Services & Supplies—2.2%
Clean Harbors, Inc.	*	38,100	2,116,836
Copart, Inc.	*	200,700	7,144,920
EnerNOC, Inc.	*†	73,012	2,166,996
Iron Mountain, Inc.		69,200	1,896,080
Mobile Mini, Inc.	*†	153,700	2,380,813
Stericycle, Inc.	*†	54,300	2,959,350
Waste Connections, Inc.	*	155,350	5,275,686
			23,940,681

Communications Equipment—0.7%
Blue Coat Systems, Inc.	*	105,100	3,262,304
Juniper Networks, Inc.	*	106,200	3,258,216
Meru Networks, Inc.	*	4,800	92,016
Palm, Inc.	*†	210,700	792,232
			7,404,768

Computers & Peripherals—1.8%
Dell, Inc.	*	1,117,000	16,766,170
NetApp, Inc.	*	97,200	3,164,832
			19,931,002

Construction & Engineering—1.7%
ACS Actividades de Construccion y Servicios SA (Spain)	†	217,000	10,012,410
Quanta Services, Inc.	*	136,600	2,617,256
URS Corp.	*	105,000	5,209,050
			17,838,716

Construction Materials—1.0%
Cemex SAB de CV ADR (Mexico)	*	1,008,261	10,294,345

Consumer Finance—0.4%
Capital One Financial Corp.		112,100	4,642,061

Distributors—0.3%
LKQ Corp.	*	170,200	3,455,060

Diversified Consumer Services—2.6%
American Public Education, Inc.	*†	85,700	3,993,620
Apollo Group, Inc., Class A	*	60,200	3,689,658
Capella Education Co.	*†	66,500	6,173,860
Career Education Corp.	*†	182,900	5,786,956
K12, Inc.	*†	160,434	3,563,239
Strayer Education, Inc.	†	21,000	5,113,920
			28,321,253

Diversified Financial Services—1.2%
KKR Financial Holdings LLC		999,200	8,203,432
MSCI, Inc., Class A	*	145,500	5,252,550
			13,455,982

Diversified Telecommunication Services—1.0%
Level 3 Communications, Inc.	*	6,017,000	9,747,540
tw telecom inc.	*	43,000	780,450
			10,527,990

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value

COMMON STOCKS—(Continued)

Electrical Equipment—1.0%
AMETEK, Inc.	†	91,500	$3,793,590
Roper Industries, Inc.		116,400	6,732,576
			10,526,166

Electronic Equipment, Instruments & Components—1.0%
Amphenol Corp., Class A		83,800	3,535,522
Dolby Laboratories, Inc., Class A	*†	56,000	3,285,520
DTS, Inc.	*†	102,600	3,492,504
			10,313,546

Energy Equipment & Services—2.0%
Cameron International Corp.	*	90,700	3,887,402
Complete Production Services, Inc.	*†	189,800	2,192,190
Exterran Holdings, Inc.	*†	196,800	4,756,656
FMC Technologies, Inc.	*	124,100	8,020,583
Noble Corp. (Switzerland)	*	54,800	2,291,736
			21,148,567

Food & Staples Retailing—0.8%
Pantry, Inc. (The)	*	45,400	567,046
Safeway, Inc.		223,000	5,543,780
Whole Foods Market, Inc.	*	60,400	2,183,460
			8,294,286

Health Care Equipment & Supplies—4.0%
Arthrocare Corp.	*	35,600	1,058,032
Boston Scientific Corp.	*†	770,800	5,565,176
C.R. Bard, Inc.		49,800	4,313,676
Conceptus, Inc.	*†	123,600	2,467,056
Gen-Probe, Inc.	*†	101,500	5,075,000
IDEXX Laboratories, Inc.	*	48,900	2,814,195
ResMed, Inc.	*†	121,800	7,752,570
St. Jude Medical, Inc.	*	81,800	3,357,890
Stryker Corp.		108,300	6,196,926
Zimmer Holdings, Inc.	*	69,600	4,120,320
			42,720,841

Health Care Providers & Services—5.4%
AMERIGROUP Corp.	*	164,000	5,451,360
Catalyst Health Solutions, Inc.	*	74,400	3,078,672
Centene Corp.	*	80,200	1,928,008
DaVita, Inc.	*	232,200	14,721,480
Express Scripts, Inc.	*	72,500	7,377,600
Healthways, Inc.	*	104,566	1,680,375
Henry Schein, Inc.	*	94,500	5,566,050
Humana, Inc.	*	76,200	3,563,874
Laboratory Corp. of America Holdings	*	55,800	4,224,618
Lincare Holdings, Inc.	*†	37,800	1,696,464
PSS World Medical, Inc.	*†	108,000	2,539,080
WellPoint, Inc.	*	92,300	5,942,274
			57,769,855

Health Care Technology—0.6%
MedAssets, Inc.	*	121,200	2,545,200
SXC Health Solutions Corp.	*	58,949	3,966,089
			6,511,289

Hotels, Restaurants & Leisure—3.8%
Burger King Holdings, Inc.		217,800	4,630,428
Chipotle Mexican Grill, Inc.	*	24,500	2,760,415
Choice Hotels International, Inc.		74,500	$2,593,345
International Game Technology		450,900	8,319,105
P.F. Chang’s China Bistro, Inc.	*	24,000	1,059,120
Panera Bread Co., Class A	*	86,100	6,585,789
WMS Industries, Inc.	*	34,200	1,434,348
Yum! Brands, Inc.		361,000	13,837,130
			41,219,680

Household Durables—0.5%
Lennar Corp., Class A		344,600	5,930,566

Household Products—0.4%
Church & Dwight Co., Inc.	†	65,800	4,405,310

Independent Power Producers & Energy Traders—0.6%
Calpine Corp.	*	518,000	6,159,020

Industrial Conglomerates—0.9%
Koninklijke Philips Electronics NV NYRS (Netherlands)	†	315,000	10,086,300

Insurance—8.7%
Aflac, Inc.		141,300	7,671,177
Allied World Assurance Co. Holdings Ltd. (Bermuda)		84,200	3,776,370
AON Corp.		230,700	9,853,197
Arch Capital Group Ltd. (Bermuda)	*	30,200	2,302,750
Assured Guaranty Ltd. (Bermuda)	†	586,600	12,887,602
Fairfax Financial Holdings Ltd. (Canada)	†	47,000	17,626,880
Genworth Financial, Inc., Class A	*	389,700	7,147,098
Nipponkoa Insurance Co. Ltd. (Japan)	‡	1,260,000	7,957,044
Prudential Financial, Inc.		92,200	5,578,100
RenaissanceRe Holdings Ltd. (Bermuda)		134,800	7,651,248
Syncora Holdings Ltd. (Bermuda)	*†	626,661	187,998
Torchmark Corp.	†	64,500	3,451,395
Validus Holdings Ltd. (Bermuda)		115,945	3,191,966
XL Capital Ltd., Class A (Bermuda)		236,600	4,471,740
			93,754,565

Internet & Catalog Retail—1.8%
Blue Nile, Inc.	*	25,242	1,388,815
Expedia, Inc.		159,500	3,981,120
Liberty Media Corp.— Interactive, Series A	*	671,275	10,277,220
priceline.com, Inc.	*†	12,700	3,238,500
			18,885,655

Internet Software & Services—2.0%
Constant Contact, Inc.	*†	109,700	2,547,234
DealerTrack Holdings, Inc.	*†	182,600	3,118,808
eBay, Inc.	*	296,600	7,993,370
Rackspace Hosting, Inc.	*†	377,800	7,076,194
SkillSoft plc ADR	*	83,300	859,656
			21,595,262

IT Services—4.9%
Alliance Data Systems Corp.	*†	87,800	5,618,322
Amdocs Ltd. (Guernsey, Channel Islands)	*	310,600	9,352,166

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value

COMMON STOCKS—(Continued)
Cognizant Technology Solutions Corp., Class A	*	29,900	$1,524,302
Euronet Worldwide, Inc.	*	156,450	2,883,373
Global Payments, Inc.		266,600	12,143,630
NeuStar, Inc., Class A	*	387,400	9,762,480
Paychex, Inc.	†	176,100	5,406,270
RightNow Technologies, Inc.	*	155,500	2,777,230
Western Union Co. (The)		183,600	3,113,856
			52,581,629

Leisure Equipment & Products—0.6%
Hasbro, Inc.		98,600	3,774,408
Pool Corp.	†	104,300	2,361,352
			6,135,760

Life Sciences Tools & Services—0.6%
Illumina, Inc.	*†	112,100	4,360,690
Mettler-Toledo International, Inc. (Switzerland)	*	19,200	2,096,640
			6,457,330

Machinery—1.5%
Actuant Corp., Class A	†	277,700	5,429,035
Colfax Corp.	*	80,800	951,016
Parker Hannifin Corp.		33,800	2,188,212
Snap-On, Inc.		74,300	3,220,162
SPX Corp.		61,500	4,078,680
			15,867,105

Media—5.2%
DIRECTV, Class A	*	562,000	19,001,220
Discovery Communications, Inc., Series C	*	230,900	6,790,769
Lamar Advertising Co., Class A	*	104,400	3,586,140
Morningstar, Inc.	*	16,200	779,058
National CineMedia, Inc.		139,700	2,411,222
Virgin Media, Inc.	†	467,100	8,062,146
Walt Disney Co. (The)		443,000	15,465,130
			56,095,685

Multiline Retail—0.3%
J.C. Penney Co., Inc.		102,300	3,290,991

Oil, Gas & Consumable Fuels—4.0%
Arena Resources, Inc.	*	31,700	1,058,780
Atlas Energy, Inc.	*	62,100	1,932,552
Bill Barrett Corp.	*	12,200	374,662
Chesapeake Energy Corp.		908,400	21,474,576
Cloud Peak Energy, Inc.	*	31,600	525,824
Concho Resources, Inc.	*	47,900	2,412,244
Denbury Resources, Inc.	*	269,500	4,546,465
Range Resources Corp.	†	76,100	3,566,807
Ultra Petroleum Corp.	*	95,400	4,448,502
Whiting Petroleum Corp.	*	31,800	2,570,712
			42,911,124

Personal Products—0.5%
Herbalife Ltd. (Cayman Islands)		109,000	5,027,080

Pharmaceuticals—0.8%
Forest Laboratories, Inc.	*	83,400	2,615,424
Shire plc ADR (Ireland)	†	77,100	5,085,516
XenoPort, Inc.	*†	54,769	507,161
			8,208,101

Professional Services—1.0%
Advisory Board Co. (The)	*	66,700	$2,101,050
FTI Consulting, Inc.	*	83,400	3,279,288
Huron Consulting Group, Inc.	*	49,300	1,000,790
Korn/Ferry International	*	246,000	4,341,900
			10,723,028

Real Estate Investment Trusts (REITs)—0.3%
Pennymac Mortgage Investment Trust REIT	*	203,400	3,378,474

Road & Rail—0.5%
Norfolk Southern Corp.		102,100	5,706,369

Semiconductors & Semiconductor Equipment—4.4%
Altera Corp.	†	140,600	3,417,986
Analog Devices, Inc.		191,300	5,513,266
ASML Holding NV, Class G NYRS (Netherlands)	†	155,600	5,508,240
Broadcom Corp., Class A		164,800	5,468,064
FEI Co.	*	155,900	3,571,669
Integrated Device Technology, Inc.	*	685,700	4,203,341
KLA-Tencor Corp.		104,000	3,215,680
Linear Technology Corp.	†	91,000	2,573,480
MaxLinear, Inc., Class A	*	3,500	62,125
Micron Technology, Inc.	*†	722,100	7,502,619
PMC-Sierra, Inc.	*	164,200	1,464,664
Semtech Corp.	*	101,700	1,772,631
Silicon Laboratories, Inc.	*†	71,900	3,427,473
			47,701,238

Software—4.8%
Adobe Systems, Inc.	*	74,300	2,627,991
Ariba, Inc.	*†	101,600	1,305,560
Blackboard, Inc.	*†	65,700	2,737,062
Concur Technologies, Inc.	*†	70,800	2,903,508
EPIQ Systems, Inc.	*†	193,500	2,405,205
Factset Research Systems, Inc.	†	120,415	8,834,849
MICROS Systems, Inc.	*†	153,900	5,060,232
Red Hat, Inc.	*	355,700	10,411,339
Rosetta Stone, Inc.	*†	76,995	1,830,941
Rovi Corp.	*	108,000	4,010,040
SS&C Technologies Holdings, Inc.	*	13,200	199,056
Take-Two Interactive Software, Inc.	*	405,700	3,996,145
Taleo Corp., Class A	*	124,500	3,225,795
Ultimate Software Group, Inc.	*†	56,900	1,874,855
			51,422,578

Specialty Retail—1.6%
A.C. Moore Arts & Crafts, Inc.	*	40,700	119,251
AnnTaylor Stores Corp.	*†	195,600	4,048,920
J. Crew Group, Inc.	*	48,000	2,203,200
O’Reilly Automotive, Inc.	*	132,100	5,509,891
Tiffany & Co.		49,900	2,369,751
Zumiez, Inc.	*	150,400	3,081,696
			17,332,709

Thrifts & Mortgage Finance—0.6%
People’s United Financial, Inc.		229,400	3,587,816
Radian Group, Inc.	†	199,000	3,112,360
			6,700,176

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value

COMMON STOCKS—(Continued)

Trading Companies & Distributors—0.5%
Fastenal Co.	†	50,600	$2,428,294
Interline Brands, Inc.	*	134,600	2,576,244
			5,004,538

Wireless Telecommunication Services—3.0%
American Tower Corp., Class A	*	185,400	7,899,894
NII Holdings, Inc.	*†	256,645	10,691,831
SBA Communications Corp., Class A	*†	295,700	10,665,899
Sprint Nextel Corp.	*	813,100	3,089,780
			32,347,404

TOTAL COMMON STOCKS
(Cost $815,448,716)			1,027,116,540

WARRANTS—0.0%

Diversified Telecommunication Services—0.0%
Iridium Communications, Inc., Expires 02/14/2013, Strike $7.00
(Cost $—)	*	59,700	167,160

CASH EQUIVALENTS—21.1%

Institutional Money Market Funds—21.1%
Dreyfus Institutional Cash Advantage Fund	††	40,000,000	40,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		45,289,475	45,289,475
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	1,612,612	1,612,612
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class	††	30,000,000	30,000,000
Short-Term Investments Trust Liquid Assets Portfolio	††	35,000,000	35,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	40,000,000	40,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	35,000,000	35,000,000

TOTAL CASH EQUIVALENTS
(Cost $226,902,087)			226,902,087

TOTAL INVESTMENTS—116.5%
(Cost $1,042,350,803)			1,254,185,787
Other assets less liabilities—(16.5%)			(178,051,302)

NET ASSETS—100.0%			$1,076,134,485

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint
Discovery Fund

		Shares	Value

COMMON STOCKS—44.0%

Aerospace & Defense—1.1%
Cubic Corp.	†	12,600	$453,600
DynCorp International, Inc., Class A	*	63,600	730,764
GeoEye, Inc.	*	28,500	840,750
			2,025,114

Biotechnology—1.4%
Acadia Pharmaceuticals, Inc.	*	128,500	194,035
Arena Pharmaceuticals, Inc.	*†	172,258	534,000
Incyte Corp. Ltd.	*†	72,500	1,012,100
Rigel Pharmaceuticals, Inc.	*	116,700	930,099
			2,670,234

Building Products—0.2%
Ameron International Corp.		5,400	339,606

Capital Markets—1.6%
BGC Partners, Inc., Class A		26,300	160,693
Cowen Group, Inc., Class A	*	154,600	875,036
Duff & Phelps Corp., Class A		40,200	672,948
Gluskin Sheff + Associates, Inc. (Canada)		23,200	508,246
Uranium Participation Corp. (Canada)	*	119,378	698,179
			2,915,102

Commercial Banks—0.7%
Hudson Valley Holding Corp.		28,680	694,056
MB Financial, Inc.	†	23,200	522,696
			1,216,752

Communications Equipment—2.6%
Arris Group, Inc.	*	64,500	774,645
Brocade Communications Systems, Inc.	*	93,700	535,027
Comverse Technology, Inc.	*	89,000	738,700
Emulex Corp.	*	63,700	845,936
NETGEAR, Inc.	*†	32,800	856,080
Parkervision, Inc.	*†	187,977	319,561
SeaChange International, Inc.	*	95,443	685,281
			4,755,230

Computers & Peripherals—1.5%
Imation Corp.	*†	98,100	1,080,081
Novatel Wireless, Inc.	*†	135,400	911,242
Quantum Corp.	*	294,500	774,535
			2,765,858

Construction & Engineering—1.2%
EMCOR Group, Inc.	*	34,000	837,420
Great Lakes Dredge & Dock Corp.		117,900	618,975
Michael Baker Corp.	*†	24,000	827,520
			2,283,915

Consumer Finance—0.7%
Dollar Financial Corp.	*†	30,300	729,018
World Acceptance Corp.	*†	17,550	633,204
			1,362,222

Containers & Packaging—0.4%
AptarGroup, Inc.	†	19,500	767,325

Diversified Consumer Services—1.0%
Lincoln Educational Services Corp.	*†	32,200	$814,660
Regis Corp.	†	50,700	947,076
			1,761,736

Diversified Telecommunication Services—0.5%
Neutral Tandem, Inc.	*†	53,500	854,930

Electric Utilities—1.3%
Portland General Electric Co.	†	37,300	720,263
Unisource Energy Corp.		26,700	839,448
Westar Energy, Inc.		34,000	758,200
			2,317,911

Electronic Equipment, Instruments & Components—1.5%
OSI Systems, Inc.	*†	25,400	712,470
Park Electrochemical Corp.		26,200	752,988
Trimble Navigation Ltd.	*	20,300	583,016
TTM Technologies, Inc.	*†	92,100	817,848
			2,866,322

Energy Equipment & Services—0.4%
Cal Dive International, Inc.	*	91,500	670,695

Food Products—1.6%
Cosan SA Industria e Comercio (Brazil)	*	59,500	722,692
Kulim Malaysia BHD (Malaysia)		317,400	691,156
Lance, Inc.	†	37,100	858,123
Viterra, Inc. (Canada)	*	68,000	642,072
			2,914,043

Health Care Equipment & Supplies—0.8%
ICU Medical, Inc.	*†	19,200	661,440
Quidel Corp.	*†	56,900	827,326
			1,488,766

Health Care Providers & Services—2.1%
Amsurg Corp.	*	40,700	878,713
Ensign Group, Inc. (The)		4,200	72,786
LHC Group, Inc.	*†	25,300	848,309
Mednax, Inc.	*	12,300	715,737
Odyssey HealthCare, Inc.	*	34,600	626,606
Res-Care, Inc.	*†	62,000	743,380
			3,885,531

Industrial Conglomerates—0.4%
Carlisle Cos., Inc.		17,500	666,750

Insurance—0.4%
Platinum Underwriters Holdings Ltd. (Bermuda)		22,400	830,592

Internet & Catalog Retail—0.4%
Shutterfly, Inc.	*†	33,500	807,015

Internet Software & Services—1.0%
KIT Digital, Inc.	*	78,152	1,006,598
Knot, Inc. (The)	*†	101,400	792,948
			1,799,546

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint
Discovery Fund

		Shares	Value

COMMON STOCKS—(Continued)

IT Services—0.7%
Integral Systems, Inc.	*†	60,300	$580,689
Mantech International Corp., Class A	*†	15,400	751,982
			1,332,671

Leisure Equipment & Products—0.4%
Eastman Kodak Co.	*	123,500	715,065

Machinery—0.8%
Force Protection, Inc.	*	119,400	718,788
Terex Corp.	*†	33,900	769,869
			1,488,657

Marine—0.4%
Kirby Corp.	*	20,000	763,000

Metals & Mining—2.7%
Allied Nevada Gold Corp.	*†	55,300	916,321
Carpenter Technology Corp.		26,100	955,260
Gammon Gold, Inc. (Canada)	*	95,300	685,207
Jaguar Mining, Inc.	*†	72,400	666,804
New Gold, Inc. (Canada)	*	204,600	892,056
Universal Stainless & Alloy Products, Inc.	*	37,500	899,625
			5,015,273

Oil, Gas & Consumable Fuels—3.8%
American Oil & Gas, Inc.	*	72,500	493,000
BPZ Resources, Inc.	*†	99,600	732,060
Clayton Williams Energy, Inc.	*	22,600	790,548
CVR Energy, Inc.	*	91,300	798,875
Northern Oil and Gas, Inc.	*	55,000	871,750
Oilsands Quest, Inc. (Canada)	*†	1,175,600	869,003
Rentech, Inc.	*†	399,800	411,794
Rosetta Resources, Inc.	*†	26,600	626,430
Swift Energy Co.	*†	26,300	808,462
W&T Offshore, Inc.	†	84,600	710,640
			7,112,562

Personal Products—0.5%
China-Biotics, Inc. (China)	*	12,400	222,084
NBTY, Inc.	*	16,500	791,670
			1,013,754

Pharmaceuticals—1.1%
Inspire Pharmaceuticals, Inc.	*†	68,100	424,944
King Pharmaceuticals, Inc.	*	63,600	747,936
Medicines Co. (The)	*	115,500	905,520
			2,078,400

Professional Services—0.5%
CRA International, Inc.	*†	42,400	971,808

Real Estate Investment Trusts (REITs)—1.9%
Anworth Mortgage Asset Corp. REIT	†	106,200	715,788
Capstead Mortgage Corp. REIT		63,900	764,244
CreXus Investment Corp. REIT		32,418	433,429
Investors Real Estate Trust REIT	†	75,800	683,716
MFA Financial, Inc. REIT		112,600	828,736
			3,425,913

Real Estate Management & Development—0.9%
Brasil Brokers Participacoes SA (Brazil)		133,800	$583,849
General Shopping Brasil SA (Brazil)	*	83,100	406,540
Grubb & Ellis Co.	*†	338,200	744,040
			1,734,429

Semiconductors & Semiconductor Equipment—1.0%
Applied Micro Circuits Corp.	*	85,000	733,550
Cabot Microelectronics Corp.	*	12,261	463,833
DSP Group, Inc.	*†	75,700	630,581
			1,827,964

Software—0.8%
Ariba, Inc.	*†	55,400	711,890
JDA Software Group, Inc.	*	29,600	823,472
			1,535,362

Specialty Retail—1.8%
Cato Corp. (The), Class A	†	41,000	879,040
DSW, Inc., Class A	*†	29,600	755,688
Hot Topic, Inc.	*†	157,500	1,023,750
OfficeMax, Inc.	*†	36,010	591,284
			3,249,762

Textiles, Apparel & Luxury Goods—0.5%
Carter’s, Inc.	*	27,800	838,170

Thrifts & Mortgage Finance—0.4%
Flushing Financial Corp.	†	59,400	752,004

Trading Companies & Distributors—2.3%
Applied Industrial Technologies, Inc.		37,200	924,420
H&E Equipment Services, Inc.	*†	58,200	627,396
RSC Holdings, Inc.	*†	100,200	797,592
TAL International Group, Inc.	†	48,953	978,081
Textainer Group Holdings Ltd.	†	41,900	902,945
			4,230,434

Water Utilities—0.3%
Companhia de Saneamento de Minas Gerais-Copasa MG (Brazil)		39,200	559,890

Wireless Telecommunication Services—0.4%
Leap Wireless International, Inc.	*	41,800	683,848

TOTAL COMMON STOCKS
(Cost $65,535,302)			81,294,161

CONVERTIBLE PREFERRED STOCKS—0.7%

Leisure Equipment & Products—0.4%
Callaway Golf Co., Perpetual, Series B 7.500%	ˆ	5,700	792,300

Real Estate Management & Development—0.3%
Grubb & Ellis Co. 12.000%	*‡	3,500	469,656

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $916,930)			1,261,956

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—22.6%

Aerospace & Defense—0.2%
Boeing Co. (The)
1.875%	11/20/2012		$450,000	$452,121

Beverages—0.6%
Anheuser-Busch InBev Worldwide, Inc.
2.500%	03/26/2013	ˆ	470,000	471,242
Bottling Group LLC
6.950%	03/15/2014		250,000	289,681
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011		380,000	381,131
				1,142,054

Capital Markets—1.0%
Goldman Sachs Group, Inc. (The) MTN
6.000%	05/01/2014		301,000	329,889
3.625%	08/01/2012		200,000	207,234
Macquarie Bank Ltd. (Australia)
2.600%	01/20/2012	ˆ	300,000	306,340
Morgan Stanley
6.000%	05/13/2014		200,000	216,224
4.200%	11/20/2014		250,000	250,813
Morgan Stanley, Series F MTN
2.350%	05/14/2010	#	200,000	200,437
TD Ameritrade Holding Corp.
4.150%	12/01/2014		410,000	412,879
				1,923,816

Chemicals—0.6%
Dow Chemical Co. (The)
4.850%	08/15/2012		900,000	952,298
Praxair, Inc.
1.750%	11/15/2012		200,000	200,395
				1,152,693

Commercial Banks—2.0%
Bank of Nova Scotia (Canada)
2.250%	01/22/2013		410,000	414,061
BB&T Corp., Series A MTN
3.375%	09/25/2013		200,000	204,297
Commonwealth Bank of Australia (Australia)
2.400%	01/12/2012	ˆ	300,000	305,483
National Australia Bank Ltd. (Australia)
2.550%	01/13/2012	ˆ	300,000	307,125
US Bancorp
4.200%	05/15/2014		500,000	525,091
US Bancorp MTN
0.649%	05/06/2010	#	400,000	400,140
Wells Fargo & Co.
5.300%	08/26/2011		430,000	453,109
Wells Fargo & Co., Series I MTN
3.750%	10/01/2014		240,000	243,157
Westpac Banking Corp. (Australia)
0.842%	04/08/2013	#ˆ	750,000	750,000
				3,602,463

Commercial Services & Supplies—0.1%
Corrections Corp. of America
6.250%	03/15/2013		175,000	178,281

Communications Equipment—0.2%
Cisco Systems, Inc.
5.250%	02/22/2011		400,000	416,376

Computers & Peripherals—0.9%
Hewlett-Packard Co.
4.250%	02/24/2012		$ 150,000	$158,530
2.250%	05/27/2011		300,000	304,701
International Business Machines Corp.
4.950%	03/22/2011		400,000	415,976
2.100%	05/06/2013		730,000	735,646
				1,614,853

Consumer Finance—0.9%
American Express Credit Corp.
5.125%	08/25/2014		300,000	318,831
American Honda Finance Corp.
2.375%	03/18/2013	ˆ	200,000	200,063
Caterpillar Financial Services Corp. MTN
5.750%	02/15/2012	†	275,000	297,084
John Deere Capital Corp., Series D MTN
0.951%	01/18/2011	#	430,000	432,430
PACCAR Financial Corp. MTN
0.699%	04/05/2013	#	360,000	359,253
				1,607,661

Containers & Packaging—0.1%
Owens-Brockway Glass Container, Inc.
8.250%	05/15/2013		215,000	218,762

Diversified Consumer Services—0.1%
Yale University, Series B MTN
2.900%	10/15/2014		200,000	201,905

Diversified Financial Services—2.0%
Bank of America Corp.
4.375%	12/01/2010		430,000	440,129
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013		250,000	275,333
3.625%	05/08/2014		400,000	415,328
CME Group, Inc.
5.400%	08/01/2013		200,000	218,383
Equifax, Inc.
4.450%	12/01/2014		80,000	82,405
General Electric Capital Corp.
5.900%	05/13/2014		260,000	286,326
2.800%	01/08/2013		400,000	405,099
General Electric Capital Corp. MTN
1.101%	01/15/2013	#	300,000	298,200
General Electric Capital Corp., Series A
3.750%	11/14/2014		390,000	395,517
JPMorgan Chase & Co.
6.750%	02/01/2011		430,000	450,915
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		460,000	458,296
				3,725,931

Diversified Telecommunication Services—1.4%
BellSouth Corp.
4.750%	11/15/2012		600,000	640,156
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		100,000	109,379
3.750%	05/20/2011		300,000	309,424
Deutsche Telekom International Finance BV (Netherlands)
5.375%	03/23/2011		400,000	416,037
Telstra Corp. Ltd. MTN (Australia)
6.375%	06/29/2011		EUR 420,000	598,602
Verizon Global Funding Corp.
7.250%	12/01/2010		400,000	417,432
				2,491,030

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Electric Utilities—2.4%
Alabama Power Co., Series HH
5.100%	02/01/2011		$265,000	$274,704
Commonwealth Edison Co., Series 105
5.400%	12/15/2011		500,000	532,016
Consumers Energy Co., Series D
5.375%	04/15/2013		275,000	299,118
Duke Energy Carolinas LLC
6.250%	01/15/2012		400,000	434,259
FPL Group Capital, Inc.
5.625%	09/01/2011		280,000	295,973
Midamerican Energy Holdings Co.
3.150%	07/15/2012		300,000	307,637
Mirant Americas Generation LLC
8.300%	05/01/2011		215,000	221,988
Pacific Gas & Electric Co.
4.200%	03/01/2011		850,000	875,165
1.204%	06/10/2010	#	400,000	400,713
Public Service Electric & Gas Co., Series B MTN
5.125%	09/01/2012		700,000	758,807
				4,400,380

Electronic Equipment, Instruments & Components—0.1%
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012	ˆ	220,000	219,395

Food & Staples Retailing—0.4%
Costco Wholesale Corp.
5.300%	03/15/2012		300,000	322,420
Safeway, Inc.
5.800%	08/15/2012		350,000	381,911
				704,331

Food Products—0.9%
Campbell Soup Co.
6.750%	02/15/2011		485,000	511,322
Kellogg Co., Series B
6.600%	04/01/2011		400,000	421,990
Kraft Foods, Inc.
5.250%	10/01/2013		140,000	151,599
2.625%	05/08/2013		140,000	141,157
Unilever Capital Corp.
7.125%	11/01/2010		410,000	425,608
				1,651,676

Health Care Equipment & Supplies—0.2%
Stryker Corp.
3.000%	01/15/2015		300,000	300,191

Health Care Providers & Services—0.4%
Express Scripts, Inc.
5.250%	06/15/2012		350,000	373,383
UnitedHealth Group, Inc.
5.250%	03/15/2011		300,000	311,594
				684,977

Hotels, Restaurants & Leisure—0.2%
McDonald’s Corp., Series G MTN
5.750%	03/01/2012		400,000	432,880

Household Durables—0.2%
Fortune Brands, Inc.
3.000%	06/01/2012		$420,000	$421,061

Household Products—0.1%
Procter & Gamble Co. (The)
3.500%	02/15/2015		100,000	102,543

Independent Power Producers & Energy Traders—0.0%
Dynegy Holdings, Inc.
6.875%	04/01/2011		85,000	86,275

Industrial Conglomerates—0.3%
3M Co., Series E MTN
4.500%	11/01/2011		450,000	475,183

Insurance—1.5%
Allstate Corp. (The)
6.200%	05/16/2014		300,000	334,228
Berkshire Hathaway Finance Corp.
4.200%	12/15/2010		400,000	409,539
4.000%	04/15/2012		150,000	158,007
Berkshire Hathaway, Inc.
0.680%	02/11/2013	#	400,000	401,792
Metropolitan Life Global Funding I
0.651%	07/13/2011	#ˆ	690,000	689,383
New York Life Global Funding
0.382%	06/16/2011	#ˆ	500,000	500,533
Prudential Financial, Inc., Series D MTN
3.625%	09/17/2012		355,000	365,309
				2,858,791

Life Sciences Tools & Services—0.2%
Howard Hughes Medical Institute
3.450%	09/01/2014		400,000	413,124

Machinery—0.2%
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)
1.750%	08/13/2010	#	300,000	301,435

Media—0.9%
Comcast Corp.
5.450%	11/15/2010		720,000	738,442
COX Communications, Inc.
7.750%	11/01/2010		400,000	415,053
COX Enterprises, Inc.
7.875%	09/15/2010	ˆ	360,000	370,825
Viacom, Inc.
4.375%	09/15/2014		200,000	206,846
				1,731,166

Metals & Mining—0.1%
AK Steel Corp.
7.750%	06/15/2012		215,000	217,150

Oil, Gas & Consumable Fuels—1.3%
Chevron Corp.
3.450%	03/03/2012		600,000	624,900
ConocoPhillips
8.750%	05/25/2010		400,000	404,706
4.750%	02/01/2014		200,000	215,254
Rockies Express Pipeline LLC
3.900%	04/15/2015	ˆ	290,000	286,337
Shell International Finance BV (Netherlands)
5.625%	06/27/2011		600,000	635,600
1.875%	03/25/2013		270,000	269,930
				2,436,727

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Paper & Forest Products—0.1%
Weyerhaeuser Co.
6.750%	03/15/2012		$210,000	$224,063

Pharmaceuticals—1.6%
Abbott Laboratories
5.600%	05/15/2011		400,000	420,483
Eli Lilly & Co.
3.550%	03/06/2012		100,000	104,387
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013		500,000	542,344
Merck & Co., Inc.
1.875%	06/30/2011		600,000	605,893
Novartis Capital Corp.
4.125%	02/10/2014		100,000	105,975
1.900%	04/24/2013		370,000	370,064
Wyeth
6.950%	03/15/2011		700,000	742,620
				2,891,766

Real Estate Investment Trusts (REITs)—0.3%
Simon Property Group LP
4.200%	02/01/2015		90,000	90,326
Vornado Realty LP
4.250%	04/01/2015		470,000	466,954
				557,280

Road & Rail—0.4%
Union Pacific Corp.
6.650%	01/15/2011		700,000	730,234

Software—0.6%
Microsoft Corp.
2.950%	06/01/2014		500,000	508,121
Oracle Corp.
5.000%	01/15/2011		510,000	527,534
				1,035,655

Wireless Telecommunication Services—0.1%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015	ˆ	130,000	131,091

TOTAL CORPORATE OBLIGATIONS
(Cost $40,876,493)				41,735,320

U.S. GOVERNMENT AGENCY OBLIGATIONS—13.5%

U.S. Government Agency Obligations—12.3%
Federal Farm Credit Bank
0.178%	12/08/2011	#	1,500,000	1,499,117
Federal Home Loan Bank
5.375%	08/19/2011	‡‡	3,000,000	3,183,225
2.250%	04/13/2012	‡‡	1,500,000	1,532,474
1.625%	09/26/2012		1,500,000	1,505,677
Federal Home Loan Mortgage Corp.
2.875%	06/28/2010		210,000	211,364
1.300%	03/09/2012		1,200,000	1,198,775
Federal Home Loan Mortgage Corp. Discount Note
0.462%	06/01/2010		1,000,000	999,847
Federal National Mortgage Association
1.875%	04/20/2012		$1,000,000	$1,013,490
1.500%	09/16/2010		4,500,000	4,525,466
1.375%	04/28/2011		3,000,000	3,024,903
1.000%	11/23/2011	‡‡	1,500,000	1,501,882
1.000%	04/04/2012		2,390,000	2,381,386
				22,577,606

U.S. Government Backed Debt Obligations—1.2%
Bank of America NA MTN
1.700%	12/23/2010	†	600,000	605,610
Wells Fargo & Co.
3.000%	12/09/2011		1,250,000	1,291,214
Western Corporate Federal Credit Union
1.750%	11/02/2012		350,000	351,229
				2,248,053

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $24,632,704)				24,825,659

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—0.6%

U.S. Government Agency Mortgage-Backed Securities—0.6%
Federal Home Loan Mortgage Corp.
6.000%	11/01/2022	‡‡	361,237	390,635
Federal Home Loan Mortgage Corp. REMICS
5.000%	06/15/2024		43,194	43,224
Government National Mortgage Association
4.500%	08/20/2035		659,908	684,638

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $1,076,738)				1,118,497

U.S. TREASURY OBLIGATIONS—9.2%

U.S. Treasury Bills—4.9%
U.S. Treasury Bill
0.396%	03/10/2011		7,000,000	6,975,325
0.256%	11/18/2010		2,000,000	1,996,830
				8,972,155

U.S. Treasury Notes—4.3%
U.S. Treasury Note
1.000%	07/31/2011		1,000,000	1,005,469
0.875%	03/31/2011- 01/31/2012		7,000,000	7,015,395
				8,020,864

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $16,984,292)				16,993,019

MUNICIPAL OBLIGATIONS—0.1%
Citizens Property Insurance Corp. Revenue Bonds (Florida)
5.000%	03/01/2013
(Cost $153,176)			150,000	159,091

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint
Discovery Fund

Coupon Rate	Maturity Date		Face	Value

ASSET BACKED SECURITIES—2.4%

Automobile—2.4%
Ally Auto Receivables Trust Series 2009-A, Class A2
1.320%	03/15/2012	ˆ	$440,000	$441,916
Bank of America Auto Trust Series 2009-2A, Class A2
1.160%	02/15/2012	ˆ	470,000	471,350
Bank of America Auto Trust Series 2009-1A, Class A2
1.700%	12/15/2011	ˆ	465,172	466,923
BMW Vehicle Lease Trust Series 2009-1, Class A2
2.040%	04/15/2011		747,768	750,304
Ford Credit Auto Lease Trust Series 2009-A, Class A2
2.600%	05/15/2011	ˆ	399,369	401,282
Ford Credit Auto Owner Trust Series 2009-D, Class A2
1.210%	01/15/2012		330,000	330,941
Ford Credit Auto Owner Trust Series 2009-D, Class A1
0.357%	09/15/2010	ˆ	105,835	105,840
Honda Auto Receivables Owner Trust Series 2009-2, Class A2
2.220%	08/15/2011		388,680	390,610
Nissan Auto Lease Trust Series 2009-B, Class A2
1.220%	09/15/2011		410,000	410,688
Nissan Auto Lease Trust Series 2009-A, Class A2
2.010%	04/15/2011		462,501	464,158
Volkswagen Auto Lease Trust Series 2009-A, Class A2
2.870%	07/15/2011		250,458	252,094

TOTAL ASSET BACKED SECURITIES
(Cost $4,471,495)				4,486,106

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS—0.7%

Non-U.S. Government Agency Obligations—0.7%
Caisse d’Amortissement de la Dette Sociale MTN (France)
4.250%	11/08/2010		400,000	408,169
Export Development Canada (Canada)
3.750%	07/15/2011	†	475,000	493,359
Kreditanstalt fuer Wiederaufbau (Germany)
3.750%	06/27/2011		400,000	414,757

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,275,832)				1,316,285

NON-GOVERNMENT MORTGAGE-BACKED SECURITIES—1.2%

Mortgage Backed—1.2%
Harborview Mortgage Loan Trust Series 2005-14, Class 3A1A
5.315%	12/19/2035	#	1,065,576	805,446
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A
2.189%	03/25/2044	#	1,264,331	1,149,242
WaMu Mortgage Pass Through Certificates Series 2006-AR12, Class 1A1
6.032%	10/25/2036	#	$325,269	$273,085

TOTAL NON-GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $2,581,988)				2,227,773

			Shares	Value

WARRANTS—0.0%

Oil, Gas & Consumable Fuels—0.0%
Oilsands Quest, Inc., Expires 05/12/2011, Strike $1.10		*
(Cost $—)			163,100	32,620

CASH EQUIVALENTS—15.6%

Institutional Money Market Funds—15.6%
Dreyfus Institutional Cash Advantage Fund		††	3,500,000	3,500,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			9,917,142	9,917,142
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	1,350,076	1,350,076
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class		††	3,500,000	3,500,000
Short-Term Investments Trust Liquid Assets Portfolio		††	3,500,000	3,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††	3,500,000	3,500,000
Wells Fargo Advantage Heritage Money Market Fund— Select Class		††	3,500,000	3,500,000

TOTAL CASH EQUIVALENTS
(Cost $28,767,218)				28,767,218

TOTAL INVESTMENTS—110.6%
(Cost $187,272,168)				204,217,705
Other assets less liabilities—(10.6%)				(19,520,137)

NET ASSETS—100.0%				$184,697,568

Legend to the Schedule of Investments:
EUR	European Monetary Unit
MTN	Medium Term Note
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $7,217,428, which represents 3.5% of Total Investments.

‡	Security valued at fair value as determined by policies approved by the Board of Directors.
#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint
International Fund

		Shares	Value

COMMON STOCKS—96.9%

Australia—4.8%
Alumina Ltd.	†	552,400	$865,917
Australia & New Zealand Banking Group Ltd.	†	44,900	1,043,585
BHP Billiton Ltd.		64,675	2,594,227
Boart Longyear Group	*†	3,126,600	958,916
Cochlear Ltd.		14,290	954,021
Commonwealth Bank of Australia	†	22,074	1,138,422
CSL Ltd.		62,600	2,090,922
Foster’s Group Ltd.	†	74,643	361,869
IOOF Holdings Ltd.	†	505,100	3,155,928
JB Hi-Fi Ltd.	†	205,809	3,830,522
QBE Insurance Group Ltd.	†	430,025	8,209,173
Rio Tinto Ltd.	†	14,500	1,041,635
SMS Management & Technology Ltd.	†	184,800	1,099,283
Telstra Corp. Ltd.		3,314,606	9,088,439
Wesfarmers Ltd.	†	320,209	9,330,484
Westpac Banking Corp.		59,300	1,512,864
Woodside Petroleum Ltd.	†	99,094	4,264,532
			51,540,739

Belgium—0.8%
Anheuser-Busch InBev NV		35,710	1,796,129
Colruyt SA	†	14,200	3,495,035
KBC Groep NV	*	18,800	905,502
Nyrstar	*	85,022	1,258,546
Umicore		25,527	890,458
			8,345,670

Bermuda—0.4%
Catlin Group Ltd.		691,512	3,781,317

Brazil—1.3%
Cia de Concessoes Rodoviarias		67,600	1,478,317
CPFL Energia SA ADR		19,700	1,200,518
Investimentos Itau SA		147,800	1,012,289
Petroleo Brasileiro SA ADR	†	161,726	6,402,732
Redecard SA		129,300	2,392,088
Vale SA ADR		45,700	1,268,632
			13,754,576

Canada—4.4%
Alimentation Couche Tard, Inc., Class B		43,400	790,955
Bank of Montreal		17,500	1,062,251
BCE, Inc.		195,100	5,733,998
Canadian Pacific Railway Ltd.		75,048	4,220,699
Delphi Energy Corp.	*	529,100	1,354,463
DragonWave, Inc.	*	70,200	649,021
Dundee Real Estate Investment Trust REIT		169,000	4,307,990
First Quantum Minerals Ltd.		13,600	1,119,039
Grande Cache Coal Corp.	*	128,800	1,047,495
Laurentian Bank of Canada		28,900	1,226,681
Loblaw Cos. Ltd.		23,500	867,902
Lundin Mining Corp.	*	942,200	5,000,205
Metro, Inc., Class A		29,700	1,231,396
Sherritt International Corp.		124,700	989,595
Suncor Energy, Inc.		48,900	1,590,279
Teck Resources Ltd., Class B	*	172,900	7,532,934
Toronto-Dominion Bank (The)		80,500	5,999,951
Western Coal Corp.	*	324,800	1,944,355
			46,669,209

Chile—0.1%
Enersis SA ADR		73,700	$1,473,263

China—1.4%
Baidu, Inc. ADR	*	919	548,643
China Construction Bank Corp., Class H	†	5,705,317	4,664,301
China Life Insurance Co. Ltd., Class H	†	569,500	2,729,107
China Merchants Bank Co. Ltd., Class H		188,258	508,253
China Shipping Development Co. Ltd., Class H		634,000	1,032,877
China Yurun Food Group Ltd.		443,000	1,352,105
Ctrip.com International Ltd. ADR	*	9,163	359,190
Industrial & Commercial Bank of China, Class H	†	4,917,000	3,740,751
Tencent Holdings Ltd.		18,200	364,675
			15,299,902

Colombia—0.1%
BanColombia SA ADR		27,400	1,251,084

Czech Republic—0.2%
CEZ AS		22,047	1,044,635
Komercni Banka AS		7,091	1,442,542
			2,487,177

Denmark—0.8%
Danske Bank A/S	*	129,730	3,183,200
NKT Holding A/S		15,552	857,437
Novo Nordisk A/S, Class B		51,600	3,983,281
			8,023,918

Egypt—0.0%
Telecom Egypt		41,798	129,224

Finland—0.4%
UPM-Kymmene Oyj	†	278,583	3,694,003
Uponor Oyj	†	45,200	823,864
			4,517,867

France—10.1%
Accor SA		44,656	2,471,079
BNP Paribas		121,290	9,296,461
Carrefour SA		225,502	10,865,205
Cie de Saint-Gobain		170,566	8,191,202
Cie Generale d’Optique Essilor International SA	†	62,000	3,959,293
Credit Agricole SA	†	68,061	1,188,891
Danone SA		55,208	3,324,991
Eutelsat Communications		33,450	1,189,124
France Telecom SA		418,466	10,023,386
L’Oreal SA		31,400	3,302,143
LVMH Moet Hennessy Louis Vuitton SA		8,000	934,568
Natixis	*	365,049	1,956,929
Pernod-Ricard SA	†	52,926	4,490,773
Renault SA	*	128,171	5,988,415
Sanofi-Aventis SA		60,255	4,496,730
Societe BIC SA		14,037	1,075,733
Societe Generale		146,140	9,171,695
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT		8,705	1,099,490
Technip SA		93,260	7,570,253
Total SA		195,894	11,369,281

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint
International Fund

		Shares	Value

COMMON STOCKS—(Continued)
Unibail-Rodamco SE (Paris Exchange) REIT		11,062	$2,239,495
Vinci SA		55,272	3,253,857
			107,458,994

Germany—6.4%
Adidas AG	†	73,100	3,908,121
Aixtron AG	†	147,683	5,308,094
Bayer AG		76,077	5,140,506
Daimler AG (Registered)		87,571	4,115,902
Deutsche Bank AG (Registered)		73,082	5,610,028
Deutsche Boerse AG		5,241	387,771
Deutsche Post AG (Registered)		213,869	3,704,147
Deutsche Telekom AG (Registered)	†	337,748	4,564,224
Fresenius Medical Care AG & Co. KGaA	†	26,050	1,467,732
Hannover Rueckversicherung AG (Registered)	*	120,447	5,938,759
Infineon Technologies AG	*†	165,403	1,145,490
Linde AG		47,292	5,640,916
Muenchener Rueckversicherungs AG (Registered)		29,534	4,790,904
Rhoen Klinikum AG		897	22,956
RWE AG		135,096	11,984,646
SAP AG		73,500	3,558,418
Tipp24 SE		23,340	899,482
			68,188,096

Greece—0.4%
Hellenic Petroleum SA		209,782	2,405,118
Motor Oil Hellas Corinth Refineries SA		57,700	818,807
Public Power Corp. SA	*	36,625	643,254
			3,867,179

Hong Kong—4.7%
Bank of East Asia Ltd.		277,596	1,019,375
Beijing Enterprises Holdings Ltd.	†	247,922	1,722,097
China Merchants Holdings International Co. Ltd.	†	577,714	2,122,667
China Mobile Ltd.	†	528,500	5,082,287
CLP Holdings Ltd.	†	480,000	3,430,736
CNOOC Ltd.		2,511,000	4,145,664
Esprit Holdings Ltd.		560,041	4,413,755
Genting Singapore plc	*	1,829,300	1,155,656
Hengan International Group Co. Ltd.		155,500	1,159,210
Hong Kong & China Gas Co. Ltd.		1,050,000	2,616,105
Hongkong Electric Holdings Ltd.	†	724,000	4,294,327
Huabao International Holdings Ltd.		1,447,992	1,738,331
Hutchison Whampoa Ltd.		478,000	3,490,984
Jardine Matheson Holdings Ltd.		39,600	1,318,125
Li & Fung Ltd.		687,000	3,378,636
Neo-Neon Holdings Ltd.		1,448,500	1,015,478
NWS Holdings Ltd.		572,196	1,140,670
Wheelock & Co. Ltd.		2,428,000	7,149,667
			50,393,770

India—0.6%
Axis Bank Ltd., Reg S GDR		105,276	$2,764,240
ICICI Bank Ltd. ADR		75,262	3,213,687
			5,977,927

Indonesia—0.1%
Perusahaan Gas Negara PT		3,207,500	1,494,823

Ireland—1.2%
Accenture plc, Class A		68,991	2,894,172
Covidien plc		70,589	3,549,215
Experian plc		457,668	4,500,462
Shire plc		77,736	1,713,186
			12,657,035

Italy—1.5%
Enel SpA	†	619,708	3,463,508
Intesa Sanpaolo SpA	*	2,289,659	8,526,839
Saipem SpA		72,362	2,799,213
Sorin SpA	*	457,900	959,489
			15,749,049

Japan—18.9%
Aeon Mall Co. Ltd.	†	116,500	2,460,647
Canon, Inc.		323,800	14,977,449
Chugai Pharmaceutical Co. Ltd.	†	167,200	3,140,498
Daikin Industries Ltd.		98,000	4,016,174
Daito Trust Construction Co. Ltd.		80,300	3,882,736
Denso Corp.		165,002	4,924,376
Fanuc Ltd.		43,000	4,570,273
Fast Retailing Co. Ltd.	†	7,700	1,339,259
FCC Co. Ltd.		55,000	1,092,464
Fujitsu Frontech Ltd.		135,700	1,027,553
Fujitsu Ltd.		771,000	5,061,434
Geo Corp.		1,050	1,038,460
Hirose Electric Co. Ltd.	†	30,600	3,533,951
Hitachi Capital Corp.	†	91,300	1,301,119
Honda Motor Co. Ltd.		136,700	4,818,496
HOYA Corp.		100,000	2,753,400
Iida Home Max		158,700	2,608,939
INPEX Corp.		381	2,798,077
ITOCHU Corp.		272,000	2,387,392
JFE Holdings, Inc.		24,622	993,417
Kao Corp.		451,400	11,448,231
KDDI Corp.		1,031	5,337,297
Keihin Corp.		86,400	1,670,044
Keyence Corp.		16,520	3,955,523
Komatsu Ltd.	†	126,600	2,659,801
Kuroda Electric Co. Ltd.		146,600	2,020,792
Marubeni Corp.		913,000	5,682,701
MID Reit, Inc. REIT		1,003	2,054,390
Miraca Holdings, Inc.		194,300	5,931,672
Mitsubishi Corp.		144,600	3,797,154
Mitsubishi Estate Co. Ltd.		208,000	3,408,893
Mitsubishi UFJ Financial Group, Inc.		100,900	528,883
Mitsui & Co. Ltd.		692,700	11,663,225
Miyachi Corp.	*	84,200	620,873
Miyazaki Bank Ltd. (The)		310,000	939,072
Nintendo Co. Ltd.	†	12,900	4,326,190
Nippon Telegraph & Telephone Corp.		22,354	940,601
Nissan Motor Co. Ltd.	*	140,400	1,205,688
Nitori Co. Ltd.	†	18,150	1,378,094
Nitto Denko Corp.		26,500	1,029,073

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint
International Fund

		Shares	Value

COMMON STOCKS—(Continued)
Okabe Co. Ltd.		108,600	$426,654
Okinawa Electric Power Co., Inc. (The)		22,700	1,185,832
Seven & I Holdings Co. Ltd.		375,600	9,086,171
Shimamura Co. Ltd.		27,000	2,393,703
Shin-Etsu Chemical Co. Ltd.		63,200	3,678,019
Siix Corp.		213,900	2,755,784
Sumitomo Corp.		679,700	7,827,128
Suzuki Motor Corp.	†	96,776	2,136,815
Takeda Pharmaceutical Co. Ltd.		253,400	11,158,199
TOA Corp.		97,000	530,239
Tokio Marine Holdings, Inc.		364,200	10,267,225
Tokyo Electric Power Co., Inc. (The)		27,500	733,466
Toyota Motor Corp.		225,700	9,075,256
Unipres Corp.	†	137,900	1,951,298
			202,530,100

Kazakhstan—0.1%
KazMunaiGas Exploration Production GDR		49,857	1,228,908

Korea, Republic of—1.0%
KB Financial Group, Inc.		23,386	1,126,284
Korea Electric Power Corp.	*	28,000	908,589
KT&G Corp.		35,635	1,971,351
LIG Insurance Co. Ltd.	*	162,600	3,158,707
Woori Finance Holdings Co. Ltd.		239,800	3,514,760
			10,679,691

Macau—0.3%
Sands China Ltd.	*	1,098,846	1,746,435
Wynn Macau Ltd.	*	1,246,400	1,794,610
			3,541,045

Malaysia—0.1%
Maxis Bhd		699,000	1,144,286

Netherlands—4.2%
Akzo Nobel NV	†	43,689	2,488,493
ASML Holding NV	†	431,452	15,297,127
Brunel International NV		25,700	900,727
ING Groep NV CVA	*	469,402	4,650,620
Koninklijke Philips Electronics NV	†	29,400	943,333
Reed Elsevier NV		522,643	6,342,701
Royal Dutch Shell plc, Class A		417,778	12,081,476
TNT NV		88,221	2,526,405
			45,230,882

Norway—0.5%
DnB NOR ASA	*	468,700	5,360,683

Philippines—0.1%
Philippine Long Distance Telephone Co. ADR		23,800	1,268,064

Poland—0.0%
Bank Pekao SA	*	4,975	289,252

Russia—0.2%
Gazprom OAO ADR		40,825	958,163
Lukoil OAO ADR		18,100	1,026,270
			1,984,433

Singapore—3.7%
CapitaLand Ltd.		833,000	$2,358,450
DBS Group Holdings Ltd.		390,000	3,976,345
Jardine Cycle & Carriage Ltd.		53,000	1,111,200
Oversea-Chinese Banking Corp. Ltd.		1,355,900	8,426,544
Singapore Telecommunications Ltd.		4,100,000	9,274,394
United Overseas Bank Ltd.		502,000	6,879,162
Wilmar International Ltd.		1,531,100	7,317,725
			39,343,820

South Africa—0.4%
African Bank Investments Ltd.		236,924	1,157,208
Sasol Ltd.		37,067	1,536,270
Tiger Brands Ltd.		52,753	1,325,682
			4,019,160

Spain—3.1%
Banco Santander SA		433,333	5,747,734
Construcciones y Auxiliar de Ferrocarriles SA		3,885	2,287,298
Corporacion Financiera Alba, SA		18,338	918,085
Iberdrola SA		1,079,984	9,144,942
Inditex SA		87,865	5,795,146
Telefonica SA		342,272	8,109,967
Viscofan SA		37,457	982,966
			32,986,138

Sweden—1.7%
Electrolux AB, Series B	†	254,476	5,828,782
Hennes & Mauritz AB, Class B	†	58,000	3,771,556
JM AB	*	169,000	2,977,688
NCC AB, Class B		54,200	944,375
Nordea Bank AB	†	84,700	834,896
Saab AB, Class B		53,700	816,523
Sandvik AB	†	109,449	1,367,293
Skanska AB, Class B	†	56,994	1,035,196
SKF AB, Class B		46,065	818,322
			18,394,631

Switzerland—6.6%
Actelion Ltd. (Registered)	*†	53,648	2,439,006
Adecco SA (Registered)	†	122,400	6,948,852
Clariant AG	*	79,000	1,005,619
Holcim Ltd. (Registered)	*†	61,026	4,547,977
Nestle SA (Registered)		188,623	9,665,421
Nobel Biocare Holding AG (Registered)	†	72,000	1,923,742
Novartis AG (Registered)		378,222	20,459,522
Rieter Holding AG	*	9,200	2,676,190
Roche Holding AG (Genusschein)		23,329	3,788,875
Roche Holding AG (Registered)		5,666	944,725
Schindler Holding AG (Participation Certificates)	†	11,600	1,020,443
SGS SA (Registered)		2,500	3,450,564
Sonova Holding AG (Registered)		7,600	943,316
STMicroelectronics NV		105,700	1,045,445
UBS AG (Registered)	*	104,406	1,698,467
Xstrata plc	*	71,949	1,361,730
Zurich Financial Services AG (Registered)		25,864	6,633,954
			70,553,848

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint
International Fund

		Shares	Value

COMMON STOCKS—(Continued)

Taiwan—0.8%
Asustek Computer, Inc.		872,000	$1,518,484
Chinatrust Financial Holding Co. Ltd.		107,000	60,692
Chunghwa Telecom Co. Ltd. ADR		7,181	139,527
Chunghwa Telecom Co. Ltd.		725,363	1,417,572
MediaTek, Inc.		89,000	1,544,730
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		212,183	2,225,800
Taiwan Semiconductor Manufacturing Co. Ltd.		1,115,000	2,160,581
			9,067,386

Thailand—0.1%
PTT pcl	‡	182,600	1,477,345

Turkey—0.3%
Coca-Cola Icecek AS		20,620	174,641
Tupras Turkiye Petrol Rafine		71,806	1,631,052
Turkcell Iletisim Hizmet AS		192,053	1,162,496
Turkiye Garanti Bankasi AS		28,267	132,512
			3,100,701

United Kingdom—14.5%
Anglo American plc	*	34,900	1,519,167
Antofagasta plc		123,601	1,951,723
AstraZeneca plc (London Exchange)		132,094	5,889,518
Aviva plc		874,055	5,106,109
Barclays plc		1,217,100	6,627,340
BG Group plc		176,000	3,047,938
BP plc		2,018,758	19,107,862
British American Tobacco plc		67,267	2,319,063
Cairn Energy plc	*	360,000	2,279,549
Carnival plc		10,227	419,827
Centrica plc		849,000	3,790,901
Debenhams plc	*	3,850,330	4,415,210
Eurasian Natural Resources Corp. plc		84,911	1,534,264
GlaxoSmithKline plc		761,043	14,608,050
HSBC Holdings plc (Hong Kong Exchange)	†	56,333	572,343
HSBC Holdings plc (London Exchange)		568,193	5,758,019
Imperial Tobacco Group plc		110,409	3,368,734
Kazakhmys plc	*	332,219	7,679,585
Kingfisher plc		594,077	1,934,274
Micro Focus International plc		235,758	1,794,624
National Grid plc		97,618	950,251
Reckitt Benckiser Group plc		70,800	3,890,033
Rio Tinto plc		17,100	1,010,931
SABMiller plc		83,959	2,462,621
Smith & Nephew plc		612,626	6,117,684
Standard Chartered plc (London Exchange)		216,428	5,899,248
Tesco plc		1,416,062	9,362,393
Tullett Prebon plc		155,236	822,875
Unilever plc		425,971	12,470,160
Vedanta Resources plc		29,562	1,244,673
Vodafone Group plc		5,688,286	13,156,544
Wm Morrison Supermarkets plc		850,000	3,783,904
			154,895,417

United States—0.6%
Philip Morris International, Inc.		52,996	$2,764,272
Synthes, Inc.		27,200	3,398,227
			6,162,499

TOTAL COMMON STOCKS
(Cost $967,688,683)			1,036,319,108

PREFERRED STOCKS—0.1%

Korea, Republic of—0.1%
Hyundai Motor Co. (Cost $778,120)		23,680	877,096

CASH EQUIVALENTS—12.8%

Institutional Money Market Funds—12.8%
Dreyfus Institutional Cash Advantage Fund	††	22,200,000	22,200,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		26,754,288	26,754,288
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	3,592,530	3,592,530
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	17,200,000	17,200,000
Short-Term Investments Trust Liquid Assets Portfolio	††	18,000,000	18,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	22,200,000	22,200,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	27,200,000	27,200,000

TOTAL CASH EQUIVALENTS
(Cost $137,146,818)			137,146,818

TOTAL INVESTMENTS—109.8%
(Cost $1,105,613,621)			1,174,343,022
Other assets less liabilities—(9.8%)			(105,212,628)

NET ASSETS—100.0%			$1,069,130,394

Legend to the Schedule of Investments:
ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
Reg S
Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.

REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint
International Fund

Percentage of Portfolio by Industry:

COMMON STOCKS
Commercial Banks	11.5%
Oil, Gas & Consumable Fuels	7.4%
Pharmaceuticals	7.0%
Insurance	4.7%
Diversified Telecommunication Services	4.6%
Food & Staples Retailing	4.6%
Metals & Mining	3.9%
Food Products	3.4%
Trading Companies & Distributors	3.1%
Semiconductors & Semiconductor Equipment	2.7%
Electric Utilities	2.6%
Automobiles	2.6%
Wireless Telecommunication Services	2.5%
Specialty Retail	2.4%
Real Estate Management & Development	2.0%
Health Care Equipment & Supplies	2.0%
Multi-Utilities	1.6%
Chemicals	1.5%
Professional Services	1.5%
Household Products	1.4%
Office Electronics	1.4%
Machinery	1.3%
Building Products	1.2%
Electronic Equipment, Instruments & Components	1.2%
Auto Components	1.2%
Capital Markets	1.1%
Tobacco	1.0%
Energy Equipment & Services	1.0%
Real Estate Investment Trusts (REITs)	0.9%
Software	0.9%
Household Durables	0.9%
Beverages	0.9%
Hotels, Restaurants & Leisure	0.8%
Industrial Conglomerates	0.8%
Computers & Peripherals	0.7%
Media	0.7%
Health Care Providers & Services	0.7%
Diversified Financial Services	0.7%
IT Services	0.6%
Air Freight & Logistics	0.6%
Construction & Engineering	0.6%
Construction Materials	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Biotechnology	0.4%
Distributors	0.4%
Personal Products	0.4%
Multiline Retail	0.4%
Road & Rail	0.4%
Gas Utilities	0.4%
Paper & Forest Products	0.3%
Transportation Infrastructure	0.3%
Consumer Finance	0.1%
Commercial Services & Supplies	0.1%
Marine	0.1%
Electrical Equipment	0.1%
Internet Software & Services	0.1%
Aerospace & Defense	0.1%
Communications Equipment	0.1%
96.9%

PREFERRED STOCKS
Automobiles	0.1%

TOTAL COMMON STOCKS/ PREFERRED STOCKS	97.0%

CASH EQUIVALENTS
Institutional Money Market Funds	12.8%

TOTAL INVESTMENTS	109.8%
Other assets less liabilities	(9.8)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

		Shares	Value

COMMON STOCKS—2.3%

Capital Markets—0.2%
Franklin Resources, Inc.		8,000	$887,200
Goldman Sachs Group, Inc. (The)		4,500	767,835
			1,655,035

Electrical Equipment—0.2%
ABB Ltd. (Registered) (Switzerland)	*	55,000	1,202,337

Energy Equipment & Services—0.1%
Halliburton Co.		15,000	451,950
TGS Nopec Geophysical Co. ASA (Norway)	*	22,000	468,092
			920,042

Food Products—0.1%
Nestle SA (Registered) (Switzerland)		18,000	922,356

Health Care Equipment & Supplies—0.1%
Medtronic, Inc.		9,000	405,270

Hotels, Restaurants & Leisure—0.1%
Carnival Corp.		13,000	505,440

Internet Software & Services—0.1%
eBay, Inc.	*	35,000	943,250

Oil, Gas & Consumable Fuels—0.4%
Apache Corp.		8,000	812,000
BP plc (United Kingdom)		150,000	1,419,773
Nexen, Inc. (Canada)		18,000	445,370
			2,677,143

Pharmaceuticals—0.3%
Novo Nordisk A/S, Class B (Denmark)		12,000	926,345
Shire plc (Ireland)		40,000	881,540
			1,807,885

Semiconductors & Semiconductor Equipment—0.2%
ARM Holdings plc (United Kingdom)		400,000	1,433,762

Software—0.2%
Autonomy Corp. plc (United Kingdom)	*	50,000	1,381,924

Textiles, Apparel & Luxury Goods—0.3%
Swatch Group AG (The) (Registered) (Switzerland)		32,000	1,904,458
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	‡	188,432	615,831
			2,520,289

TOTAL COMMON STOCKS
(Cost $15,439,903)			16,374,733

CONVERTIBLE PREFERRED STOCKS—1.3%

Commercial Banks—0.2%
Wells Fargo & Co., Perpetual, Series L, Class A 7.500%		1,400	1,367,800

Diversified Financial Services—0.4%
Bank of America Corp., Perpetual, Series L 7.250%		1,400	$1,365,000
Vale Capital II (Cayman Islands) 6.750%		14,000	1,274,000
			2,639,000

Food Products—0.4%
Archer-Daniels-Midland Co. 6.250%		25,000	1,021,750
Bunge Ltd., Perpetual (Bermuda) 4.875%		20,000	1,775,000
			2,796,750

Pharmaceuticals—0.1%
Mylan, Inc. 6.500%		800	1,088,000

Wireless Telecommunication Services—0.2%
Crown Castle International Corp. 6.250%		23,938	1,423,114

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $9,189,710)			9,314,664

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—34.6%

Aerospace & Defense—0.2%
General Dynamics Corp.
4.500%	08/15/2010	§	$900,000	912,817
L-3 Communications Corp.
5.875%	01/15/2015		820,000	838,450
				1,751,267

Beverages—1.0%
Anheuser-Busch InBev Worldwide, Inc.
3.000%	10/15/2012		410,000	421,260
2.500%	03/26/2013	ˆ	1,240,000	1,243,277
Coca-Cola Enterprises, Inc.
0.849%	05/06/2011	#§	2,100,000	2,114,438
Diageo Capital plc (United Kingdom)
5.125%	01/30/2012		1,700,000	1,804,878
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011	§	1,790,000	1,795,327
				7,379,180

Biotechnology—0.2%
Life Technologies Corp.
1.500%	02/15/2024		1,100,000	1,295,250

Capital Markets—2.2%
Bank of New York Mellon Corp. (The), Series G MTN
0.378%	03/23/2012	#§	1,530,000	1,518,794
Bear Stearns Cos. LLC (The), Series B MTN
6.950%	08/10/2012		2,000,000	2,216,890
FIH Erhvervsbank A/S (Denmark)
0.482%	12/06/2012	#ˆ	1,000,000	1,000,471
Goldman Sachs Group, Inc. (The)
0.588%	06/28/2010	#	2,000,000	2,001,400
Goldman Sachs Group, Inc. (The) MTN
6.000%	05/01/2014		600,000	657,587
3.625%	08/01/2012		1,400,000	1,450,638
Macquarie Bank Ltd. (Australia)
2.600%	01/20/2012	ˆ§	1,050,000	1,072,191
Macquarie Group Ltd. (Australia)
7.300%	08/01/2014	ˆ	300,000	335,297

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Morgan Stanley
6.750%	04/15/2011	§	$800,000	$844,729
6.000%	05/13/2014		400,000	432,449
4.200%	11/20/2014		480,000	481,560
Morgan Stanley MTN
4.100%	01/26/2015		500,000	497,849
Morgan Stanley, Series F MTN
5.625%	01/09/2012		1,800,000	1,907,302
2.350%	05/14/2010	#	500,000	501,141
TD Ameritrade Holding Corp.
4.150%	12/01/2014		760,000	765,336
				15,683,634

Chemicals—1.0%
Airgas, Inc.
2.850%	10/01/2013		520,000	519,276
Dow Chemical Co. (The)
4.850%	08/15/2012	§	3,100,000	3,280,138
2.499%	08/08/2011	#§	1,700,000	1,730,318
E.I. du Pont de Nemours & Co.
4.125%	04/30/2010		1,000,000	1,002,810
Hexion Finance Escrow LLC/Hexion Escrow Corp.
8.875%	02/01/2018	ˆ	500,000	495,000
Huntsman International LLC
5.500%	06/30/2016	ˆ	500,000	456,250
				7,483,792

Commercial Banks—2.6%
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	ˆ	1,200,000	1,229,176
Bank of Nova Scotia (Canada)
2.250%	01/22/2013		2,000,000	2,019,810
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan)
2.600%	01/22/2013	ˆ	1,170,000	1,179,300
BB&T Corp., Series A MTN
3.375%	09/25/2013		400,000	408,594
BNP Paribas MTN (France)
1.256%	06/11/2012	#§	1,400,000	1,420,654
BNP Paribas, Series 2 MTN (France)
2.125%	12/21/2012		500,000	502,423
CBQ Finance Ltd. (Bermuda)
5.000%	11/18/2014	ˆ	750,000	772,156
ICICI Bank Ltd. (India)
5.500%	03/25/2015	ˆ	900,000	914,230
National Australia Bank Ltd. (Australia)
0.772%	01/08/2013	#ˆ	1,360,000	1,358,513
Santander US Debt SA Unipersonal (Spain)
2.485%	01/18/2013	ˆ	1,100,000	1,093,561
0.649%	10/21/2011	#ˆ	1,760,000	1,762,965
US Bancorp
4.200%	05/15/2014		800,000	840,145
US Bancorp, Series R MTN
2.125%	02/15/2013		550,000	548,688
Wachovia Corp.
0.381%	10/15/2011	#	2,000,000	1,991,772
Wells Fargo & Co., Series E MTN
3.980%	10/29/2010		255,000	259,841
Wells Fargo & Co., Series I MTN
3.750%	10/01/2014		420,000	425,524
Westpac Banking Corp. (Australia)
2.250%	11/19/2012		700,000	705,348
0.549%	10/21/2011	#ˆ	1,320,000	1,319,588
				18,752,288

Commercial Services & Supplies—0.2%
Ceridian Corp.
11.250%	11/15/2015		$500,000	$481,250
Corrections Corp. of America
6.250%	03/15/2013		815,000	830,281
Valassis Communications, Inc.
8.250%	03/01/2015		500,000	516,250
				1,827,781

Communications Equipment—0.3%
Cisco Systems, Inc.
5.250%	02/22/2011	§	1,982,000	2,063,141

Computers & Peripherals—1.1%
Hewlett-Packard Co.
4.250%	02/24/2012		1,929,000	2,038,701
2.250%	05/27/2011	§	2,250,000	2,285,255
International Business Machines Corp.
4.950%	03/22/2011		1,250,000	1,299,924
2.100%	05/06/2013		630,000	634,873
0.290%	11/04/2011	#§	1,400,000	1,401,079
				7,659,832

Consumer Finance—1.1%
American Honda Finance Corp.
2.375%	03/18/2013	ˆ	530,000	530,167
Ford Motor Credit Co. LLC
8.125%	01/15/2020		500,000	525,373
John Deere Capital Corp. MTN
1.004%	06/10/2011	#	2,200,000	2,218,168
John Deere Capital Corp., Series D MTN
5.350%	01/17/2012		2,150,000	2,296,976
LeasePlan Corp. NV (Netherlands)
3.000%	05/07/2012	ˆ	300,000	310,152
PACCAR Financial Corp. MTN
0.699%	04/05/2013	#	1,850,000	1,846,161
				7,726,997

Containers & Packaging—0.2%
Bemis Co., Inc.
5.650%	08/01/2014		290,000	312,187
Owens-Brockway Glass Container, Inc.
8.250%	05/15/2013		800,000	814,000
				1,126,187

Diversified Consumer Services—0.1%
Stanford University
3.625%	05/01/2014		500,000	519,971

Diversified Financial Services—2.3%
Bank of America Corp.
6.500%	08/01/2016		600,000	649,441
BP Capital Markets plc (United Kingdom)
3.625%	05/08/2014		1,700,000	1,765,142
3.125%	03/10/2012		500,000	518,198
CME Group, Inc.
5.750%	02/15/2014		1,000,000	1,098,772
Deutsche Bank AG (Germany)
3.875%	08/18/2014		700,000	715,908
Equifax, Inc.
4.450%	12/01/2014		160,000	164,810
General Electric Capital Corp.
5.900%	05/13/2014		430,000	473,540
2.800%	01/08/2013		1,100,000	1,114,020
General Electric Capital Corp., Series A MTN
6.125%	02/22/2011		3,500,000	3,661,165

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
General Electric Capital Corp., Series A
3.750%	11/14/2014		$750,000	$760,610
JPMorgan Chase & Co.
6.750%	02/01/2011		1,240,000	1,300,312
JPMorgan Chase & Co. MTN
0.902%	02/26/2013	#§	1,500,000	1,508,919
JPMorgan Chase & Co., Series F MTN
1.007%	06/13/2011	#§	500,000	502,850
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,210,000	1,205,518
Noble Group Ltd. (Bermuda)
8.500%	05/30/2013	ˆ	530,000	596,420
Petroplus Finance Ltd. (Bermuda)
9.375%	09/15/2019	ˆ	500,000	457,500
				16,493,125

Diversified Telecommunication Services—2.8%
AT&T, Inc.
6.250%	03/15/2011	§	3,203,000	3,368,009
4.850%	02/15/2014		600,000	644,782
British Telecommunications plc (United Kingdom)
9.125%	12/15/2010		1,850,000	1,953,981
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		500,000	546,894
3.750%	05/20/2011		3,800,000	3,919,369
2.851%	05/20/2011	#	500,000	514,737
Cincinnati Bell, Inc.
8.250%	10/15/2017		500,000	508,750
Deutsche Telekom International Finance BV (Netherlands)
8.500%	06/15/2010		2,900,000	2,943,024
France Telecom SA (France)
7.750%	03/01/2011	§	2,750,000	2,920,277
Frontier Communications Corp.
6.250%	01/15/2013		820,000	832,300
PAETEC Holding Corp.
8.875%	06/30/2017	ˆ	500,000	516,250
Qtel International Finance Ltd. (Bermuda)
6.500%	06/10/2014	ˆ	650,000	706,692
Windstream Corp.
8.125%	08/01/2013		765,000	805,163
				20,180,228

Electric Utilities—3.7%
Columbus Southern Power Co.
0.657%	03/16/2012	#	1,490,000	1,492,476
Columbus Southern Power Co., Series C
5.500%	03/01/2013		750,000	811,420
Commonwealth Edison Co., Series 105
5.400%	12/15/2011	§	3,217,000	3,422,988
Consumers Energy Co., Series D
5.375%	04/15/2013		575,000	625,429
Duke Energy Carolinas LLC
6.250%	01/15/2012	§	2,625,000	2,849,826
Florida Power & Light Co.
4.850%	02/01/2013		2,000,000	2,150,658
FPL Group Capital, Inc.
5.625%	09/01/2011	§	1,583,000	1,673,305
1.138%	06/17/2011	#	550,000	554,738
Georgia Power Co.
0.577%	03/15/2013	#	1,700,000	1,704,832
Gulf Power Co., Series 09-A
0.388%	06/28/2010	#	$200,000	$200,088
Mirant Americas Generation LLC
8.300%	05/01/2011		320,000	330,400
Northern States Power Co.
4.750%	08/01/2010		2,300,000	2,332,458
Northern States Power Co., Series B
8.000%	08/28/2012		1,039,000	1,189,646
Pacific Gas & Electric Co.
4.200%	03/01/2011		750,000	772,204
1.204%	06/10/2010	#	2,965,000	2,970,287
Southern Co., Series 2008-A
0.951%	08/20/2010	#	1,650,000	1,654,590
Southern Co., Series A
5.300%	01/15/2012	§	350,000	372,253
Wisconsin Energy Corp.
6.500%	04/01/2011	§	1,401,000	1,477,434
				26,585,032

Electrical Equipment—0.3%
Emerson Electric Co.
7.125%	08/15/2010		2,000,000	2,049,690

Electronic Equipment, Instruments & Components—0.1%
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012	ˆ	420,000	418,845

Energy Equipment & Services—0.3%
Halliburton Co.
5.500%	10/15/2010		2,200,000	2,260,850

Food & Staples Retailing—0.1%
Safeway, Inc.
5.800%	08/15/2012		700,000	763,822

Food Products—0.4%
General Mills, Inc.
6.000%	02/15/2012		2,000,000	2,177,042
Kraft Foods, Inc.
5.250%	10/01/2013		390,000	422,311
2.625%	05/08/2013		390,000	393,223
				2,992,576

Gas Utilities—0.5%
KeySpan Corp.
7.625%	11/15/2010		3,397,000	3,537,928

Health Care Equipment & Supplies—0.1%
Stryker Corp.
3.000%	01/15/2015		790,000	790,502

Health Care Providers & Services—0.4%
Express Scripts, Inc.
5.250%	06/15/2012		600,000	640,085
UnitedHealth Group, Inc.
0.451%	06/21/2010	#	2,000,000	2,000,020
				2,640,105

Hotels, Restaurants & Leisure—0.4%
American Casino & Entertainment Properties LLC
11.000%	06/15/2014		250,000	235,625
Boyd Gaming Corp.
6.750%	04/15/2014		500,000	438,750
Isle of Capri Casinos, Inc.
7.000%	03/01/2014		500,000	430,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
McDonald’s Corp., Series G MTN
5.750%	03/01/2012		$750,000	$811,650
Pinnacle Entertainment, Inc.
7.500%	06/15/2015		500,000	435,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%	12/01/2014		865,000	867,162
				3,218,187

Household Durables—0.9%
Clorox Co.
6.125%	02/01/2011	§	1,000,000	1,041,941
DR Horton, Inc.
5.375%	06/15/2012		825,000	849,750
Fortune Brands, Inc.
3.000%	06/01/2012	§	1,950,000	1,954,928
Kimberly-Clark Corp.
0.349%	07/30/2010	#	2,200,000	2,200,862
Yankee Acquisition Corp., Series B
8.500%	02/15/2015		500,000	517,500
				6,564,981

Household Products—0.3%
Procter & Gamble International Funding SCA (Luxembourg)
1.350%	08/26/2011	§	2,420,000	2,438,331

Independent Power Producers & Energy Traders—0.2%
Calpine Corp.
7.250%	10/15/2017	ˆ	500,000	493,750
Orion Power Holdings, Inc.
12.000%	05/01/2010		650,000	653,716
				1,147,466

Industrial Conglomerates—0.1%
3M Co., Series E MTN
4.375%	08/15/2013		750,000	805,148

Insurance—1.9%
Allstate Corp. (The)
6.200%	05/16/2014		510,000	568,188
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012		750,000	790,037
0.549%	01/11/2011	#	1,000,000	1,001,950
0.376%	01/13/2012	#	1,236,000	1,236,971
Berkshire Hathaway, Inc.
0.680%	02/11/2013	#§	3,770,000	3,786,890
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		570,000	565,309
Metropolitan Life Global Funding I
0.651%	07/13/2011	#ˆ	1,200,000	1,198,927
Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013		2,000,000	2,123,454
5.100%	12/14/2011	§	1,100,000	1,155,367
3.625%	09/17/2012		710,000	730,618
2.750%	01/14/2013		600,000	601,129
				13,758,840

Internet Software & Services—0.1%
GXS Worldwide, Inc.
9.750%	06/15/2015	ˆ	500,000	483,750

Life Sciences Tools & Services—0.1%
Howard Hughes Medical Institute
3.450%	09/01/2014		700,000	722,968

Machinery—0.4%
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)
1.750%	08/13/2010	#§	$805,000	$808,849
Siemens Financieringsmaatschappij NV MTN (Netherlands)
0.407%	03/16/2012	#	1,100,000	1,099,078
SPX Corp.
7.625%	12/15/2014		795,000	835,744
Terex Corp.
8.000%	11/15/2017		500,000	488,750
				3,232,421

Media—1.3%
Comcast Cable Communications LLC
6.750%	01/30/2011		1,700,000	1,777,137
Comcast Corp.
5.450%	11/15/2010		2,233,000	2,290,196
COX Communications, Inc.
7.750%	11/01/2010		1,700,000	1,763,976
5.450%	12/15/2014		500,000	541,035
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014	ˆ	855,000	895,368
DISH DBS Corp.
6.375%	10/01/2011		790,000	823,575
Mediacom Broadband LLC/Mediacom Broadband Corp.
8.500%	10/15/2015		500,000	513,750
Viacom, Inc.
4.375%	09/15/2014		500,000	517,115
Walt Disney Co. (The), Series B MTN
6.375%	03/01/2012		375,000	411,155
				9,533,307

Metals & Mining—0.8%
BHP Billiton Finance USA Ltd. (Australia)
5.125%	03/29/2012		1,400,000	1,499,476
5.000%	12/15/2010		2,000,000	2,059,628
FMG Resources August 2006 Pty Ltd. (Australia)
10.625%	09/01/2016	ˆ	530,000	613,475
Steel Dynamics, Inc.
7.375%	11/01/2012		800,000	836,000
Vale Overseas Ltd. (Cayman Islands)
6.250%	01/23/2017		560,000	608,546
				5,617,125

Multiline Retail—0.2%
Target Corp.
8.600%	01/15/2012	§	1,600,000	1,791,848

Multi-National—0.5%
International Bank for Reconstruction & Development (Supranational)
1.650%	05/18/2011	§	3,760,000	3,782,349

Oil, Gas & Consumable Fuels—2.2%
Anadarko Petroleum Corp.
7.625%	03/15/2014		650,000	747,919
Chevron Corp.
3.950%	03/03/2014		1,000,000	1,045,294
3.450%	03/03/2012		900,000	937,350
ConocoPhillips
8.750%	05/25/2010		1,800,000	1,821,449
4.750%	02/01/2014		750,000	807,201
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011		550,000	589,484

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Kinder Morgan Energy Partners LP
7.125%	03/15/2012		$900,000	$985,855
Kinder Morgan, Inc.
6.500%	09/01/2012		600,000	634,500
OPTI Canada, Inc. (Canada)
9.000%	12/15/2012	ˆ	380,000	393,300
Petroleos Mexicanos (Mexico)
4.875%	03/15/2015	ˆ	1,400,000	1,444,800
Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar)
4.500%	09/30/2012	ˆ	650,000	685,498
Rockies Express Pipeline LLC
3.900%	04/15/2015	ˆ	770,000	760,274
Shell International Finance BV (Netherlands)
5.625%	06/27/2011		960,000	1,016,960
1.875%	03/25/2013		710,000	709,815
0.301%	09/22/2011	#§	2,050,000	2,051,792
Valero Energy Corp.
6.875%	04/15/2012		600,000	650,516
Woodside Finance Ltd. (Australia)
4.500%	11/10/2014	ˆ	560,000	574,346
				15,856,353

Paper & Forest Products—0.2%
Georgia-Pacific LLC
8.125%	05/15/2011		300,000	316,500
Weyerhaeuser Co.
6.750%	03/15/2012	§	970,000	1,034,958
				1,351,458

Pharmaceuticals—1.4%
AstraZeneca plc (United Kingdom)
5.400%	09/15/2012		1,000,000	1,092,670
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013		1,700,000	1,843,970
0.875%	05/13/2010	#	1,280,000	1,280,977
Merck & Co., Inc.
1.875%	06/30/2011		1,100,000	1,110,803
Novartis Capital Corp.
4.125%	02/10/2014		600,000	635,850
1.900%	04/24/2013		980,000	980,169
Pfizer, Inc.
4.450%	03/15/2012		1,050,000	1,113,513
2.207%	03/15/2011	#§	1,750,000	1,783,359
Wyeth
6.950%	03/15/2011		500,000	530,443
				10,371,754

Real Estate Investment Trusts (REITs)—0.6%
Felcor Lodging LP
10.000%	10/01/2014		500,000	517,500
Simon Property Group LP
4.875%	08/15/2010		2,000,000	2,025,620
4.200%	02/01/2015		250,000	250,906
Vornado Realty LP
4.250%	04/01/2015		1,240,000	1,231,965
				4,025,991

Road & Rail—0.4%
Canadian National Railway Co. (Canada)
6.375%	10/15/2011	§	$ 500,000	$537,566
Union Pacific Corp.
6.650%	01/15/2011		2,000,000	2,086,384
				2,623,950

Software—0.5%
Microsoft Corp.
2.950%	06/01/2014		900,000	914,617
Oracle Corp.
5.000%	01/15/2011		797,000	824,402
0.310%	05/14/2010	#	2,200,000	2,200,406
				3,939,425

Water Utilities—0.1%
Veolia Environnement (France)
5.250%	06/03/2013		910,000	977,596

Wireless Telecommunication Services—0.8%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015	ˆ	350,000	352,938
Millicom International Cellular SA (Luxembourg)
10.000%	12/01/2013		1,500,000	1,563,750
New Cingular Wireless Services, Inc.
8.125%	05/01/2012	§	455,000	513,701
Rogers Communications, Inc. (Canada)
6.375%	03/01/2014		360,000	399,864
Sprint Capital Corp.
8.375%	03/15/2012		790,000	825,550
Vodafone Group plc (United Kingdom)
4.150%	06/10/2014		1,090,000	1,132,967
0.532%	02/27/2012	#	1,000,000	1,000,776
				5,789,546

TOTAL CORPORATE OBLIGATIONS
(Cost $247,667,407)				250,014,817

CONVERTIBLE DEBT OBLIGATIONS—19.9%

Auto Components—0.3%
ArvinMeritor, Inc.
4.625%	03/01/2026		2,000,000	1,927,500

Beverages—0.2%
Asahi Breweries Ltd. (Japan)
0.000%	05/26/2028		JPY 100,000,000	1,145,279

Biotechnology—0.1%
Amgen, Inc.
0.375%	02/01/2013		1,100,000	1,120,625

Building Products—0.2%
Asahi Glass Co. Ltd. (Japan)
0.000%	11/14/2014		JPY 110,000,000	1,348,629

Capital Markets—0.1%
Janus Capital Group, Inc.
3.250%	07/15/2014		900,000	1,140,750

Chemicals—0.2%
Ferro Corp.
6.500%	08/15/2013		1,400,000	1,354,500

Commercial Services & Supplies—0.2%
Quanta Services, Inc.
3.750%	04/30/2026		1,250,000	1,281,250

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CONVERTIBLE DEBT OBLIGATIONS—(Continued)

Communications Equipment—0.5%
Alcatel-Lucent USA, Inc., Series B
2.875%	06/15/2025		$ 2,100,000	$1,829,625
SBA Communications Corp.
1.875%	05/01/2013		1,600,000	1,700,000
				3,529,625

Computers & Peripherals—0.9%
EMC Corp.
1.750%	12/01/2013		2,400,000	3,012,000
Maxtor Corp.
2.375%	08/15/2012		850,000	995,563
NetApp, Inc.
1.750%	06/01/2013		2,000,000	2,352,500
				6,360,063

Construction & Engineering—0.2%
Larsen & Toubro Ltd. (India)
3.500%	10/22/2014		1,100,000	1,274,340

Diversified Consumer Services—0.2%
Stewart Enterprises, Inc.
3.125%	07/15/2014		2,000,000	1,802,500

Diversified Financial Services—0.6%
AngloGold Holdings plc (South Africa)
3.500%	05/22/2014	*	1,000,000	1,101,095
Industrivarden AB (Sweden)
2.500%	02/27/2015		EUR 600,000	902,937
MTU Aero Engines Finance BV (Netherlands)
2.750%	02/01/2012		EUR 800,000	1,142,454
NC International Ltd. (Cayman Islands)
0.000%	03/15/2011		JPY 50,000,000	598,058
Qiagen Euro Finance SA MTN (Luxembourg)
3.250%	05/16/2026		600,000	795,000
				4,539,544

Diversified Telecommunication Services—0.9%
Level 3 Communications, Inc.
3.500%	06/15/2012		2,150,000	1,991,437
Qwest Communications International, Inc.
3.500%	11/15/2025		1,000,000	1,130,000
SAVVIS, Inc.
3.000%	05/15/2012		2,150,000	2,004,875
tw telecom inc.
2.375%	04/01/2026		1,000,000	1,143,750
				6,270,062

Electrical Equipment—0.3%
General Cable Corp.
0.875%	11/15/2013		1,750,000	1,520,312
Nexans SA (France)
1.500%	01/01/2013		EUR 442,800	508,564
				2,028,876

Electronic Equipment, Instruments & Components—0.4%
L-1 Identity Solutions, Inc.
3.750%	05/15/2027		2,150,000	2,064,000
Tech Data Corp.
2.750%	12/15/2026		900,000	942,750
				3,006,750

Energy Equipment & Services—1.6%
Acergy SA (Luxembourg)
2.250%	10/11/2013		$ 2,000,000	$2,104,832
Cameron International Corp.
2.500%	06/15/2026		800,000	1,062,000
Helix Energy Solutions Group, Inc.
3.250%	12/15/2025		2,150,000	1,943,062
Hornbeck Offshore Services, Inc.
1.625%	11/15/2026		2,150,000	1,811,375
Schlumberger Ltd., Series B (Netherlands Antilles)
2.125%	06/01/2023		350,000	555,188
SESI LLC
1.500%	12/15/2026		2,150,000	2,007,563
Subsea 7, Inc. (Cayman Islands)
3.500%	10/13/2014		800,000	1,046,608
0.000%	06/29/2017		500,000	517,154
Transocean, Inc., Series C (Cayman Islands)
1.500%	12/15/2037		450,000	433,125
				11,480,907

Food & Staples Retailing—0.3%
Pantry, Inc. (The)
3.000%	11/15/2012		2,150,000	1,908,125

Food Products—0.2%
Archer-Daniels-Midland Co.
0.875%	02/15/2014		1,200,000	1,195,500

Health Care Equipment & Supplies—1.2%
Hologic, Inc.
2.000%	12/15/2037		2,500,000	2,250,000
Integra LifeSciences Holdings Corp.
2.375%	06/01/2012	ˆ	1,000,000	967,500
Kinetic Concepts, Inc.
3.250%	04/15/2015	ˆ	3,200,000	3,616,000
Medtronic, Inc.
1.625%	04/15/2013		1,900,000	2,018,750
				8,852,250

Health Care Providers & Services—0.6%
LifePoint Hospitals, Inc.
3.500%	05/15/2014		2,150,000	2,155,375
Omnicare, Inc.
3.250%	12/15/2035		2,500,000	2,128,125
				4,283,500

Hotels, Restaurants & Leisure—0.1%
Carnival Corp. (Panama)
2.000%	04/15/2021		1,000,000	1,076,250

Internet & Catalog Retail—0.3%
priceline.com, Inc.
1.250%	03/15/2015	ˆ	1,800,000	1,892,250

Internet Software & Services—0.1%
Equinix, Inc.
2.500%	04/15/2012		800,000	856,000

IT Services—0.2%
Capgemini (France)
0.370%	01/01/2012		EUR 2,500,000	1,497,793

Machinery—0.8%
AGCO Corp.
1.250%	12/15/2036		600,000	665,250
Danaher Corp.
0.000%	01/22/2021		1,500,000	1,740,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Navistar International Corp.
3.000%	10/15/2014		$ 1,250,000	$1,400,000
Trinity Industries, Inc.
3.875%	06/01/2036		2,500,000	1,971,875
				5,777,125

Media—1.3%
Central European Media Enterprises Ltd. (Bermuda)
3.500%	03/15/2013	ˆ	2,000,000	1,727,500
Interpublic Group of Cos., Inc.
4.250%	03/15/2023		2,000,000	2,092,500
Liberty Media LLC
3.125%	03/30/2023		1,600,000	1,706,000
Regal Entertainment Group
6.250%	03/15/2011	ˆ	1,550,000	1,623,625
Sirius XM Radio, Inc.
3.250%	10/15/2011		1,350,000	1,292,625
XM Satellite Radio, Inc.
7.000%	12/01/2014	ˆ	915,000	894,413
				9,336,663

Metals & Mining—1.0%
Anglo American plc (United Kingdom)
4.000%	05/07/2014		500,000	848,897
Goldcorp, Inc. (Canada)
2.000%	08/01/2014	ˆ	2,565,000	2,866,388
Newmont Mining Corp.
3.000%	02/15/2012		1,400,000	1,779,750
Xstrata Capital Corp. AVV (Aruba)
4.000%	08/14/2017		1,100,000	1,457,709
				6,952,744

Oil, Gas & Consumable Fuels—1.5%
Bill Barrett Corp.
5.000%	03/15/2028		1,500,000	1,483,125
Chesapeake Energy Corp.
2.750%	11/15/2035		2,000,000	1,852,500
2.500%	05/15/2037		1,800,000	1,485,000
Covanta Holding Corp.
1.000%	02/01/2027		2,100,000	1,981,875
Massey Energy Co.
3.250%	08/01/2015		2,100,000	2,047,500
Penn Virginia Corp.
4.500%	11/15/2012		2,000,000	1,890,000
				10,740,000

Paper & Forest Products—0.1%
Sino-Forest Corp. (Canada)
4.250%	12/15/2016	ˆ	800,000	912,000

Pharmaceuticals—1.3%
Actelion Finance SCA (Luxembourg)
0.000%	11/22/2011		CHF 900,000	914,863
Allergan, Inc.
1.500%	04/01/2026		490,000	562,275
Endo Pharmaceuticals Holdings, Inc.
1.750%	04/15/2015	ˆ	700,000	701,750
Mylan, Inc.
1.250%	03/15/2012		3,200,000	3,568,000
Shire plc, Reg S (Jersey, Channel Islands)
2.750%	05/09/2014		1,200,000	1,180,000
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		$ 1,700,000	$2,314,125
				9,241,013

Real Estate Investment Trusts (REITs)—0.7%
Alexandria Real Estate Equities, Inc.
3.700%	01/15/2027	ˆ	2,000,000	1,970,000
Health Care REIT, Inc.
3.000%	12/01/2029		1,500,000	1,584,375
Host Hotels & Resorts LP
2.625%	04/15/2027	ˆ	1,550,000	1,491,875
				5,046,250

Road & Rail—0.4%
Avis Budget Group, Inc.
3.500%	10/01/2014	ˆ	1,000,000	1,012,500
United Rentals, Inc.
4.000%	11/15/2015		1,520,000	1,626,400
				2,638,900

Semiconductors & Semiconductor Equipment—0.8%
Advanced Micro Devices, Inc.
6.000%	05/01/2015		2,150,000	2,072,062
Intel Corp.
3.250%	08/01/2039	ˆ	900,000	1,083,375
Linear Technology Corp., Series A
3.000%	05/01/2027		1,100,000	1,075,250
Micron Technology, Inc.
1.875%	06/01/2014		500,000	480,625
Rovi Corp.
2.625%	02/15/2040	ˆ	900,000	903,375
				5,614,687

Software—1.0%
Autonomy Corp. plc (United Kingdom)
3.250%	03/04/2015		GBP 900,000	1,543,810
Sybase, Inc.
3.500%	08/15/2029	ˆ	1,500,000	1,794,375
Symantec Corp.
1.000%	06/15/2013		2,500,000	2,668,750
VeriSign, Inc.
3.250%	08/15/2037		1,400,000	1,272,250
				7,279,185

Specialty Retail—0.6%
Penske Auto Group, Inc.
3.500%	04/01/2026		2,000,000	2,005,000
Sonic Automotive, Inc.
5.000%	10/01/2029		1,000,000	1,116,250
Sotheby’s
3.125%	06/15/2013		1,350,000	1,528,875
				4,650,125

Textiles, Apparel & Luxury Goods—0.3%
Iconix Brand Group, Inc.
1.875%	06/30/2012		2,000,000	1,872,500
Yue Yuen Industrial Holdings Ltd. (Bermuda)
0.000%	11/17/2011		HKD 3,300,000	505,645
				2,378,145

Transportation Infrastructure—0.2%
Bristow Group, Inc.
3.000%	06/15/2038		2,000,000	1,790,000

TOTAL CONVERTIBLE DEBT OBLIGATIONS
(Cost $141,731,624)				143,529,705

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS—15.1%

U.S. Government Agency Obligations—13.4%
FDIC Structured Sale Guaranteed Notes
0.000%	10/25/2013	ˆ	$760,000	$702,223
Federal Farm Credit Bank
4.750%	05/07/2010		10,000,000	10,045,844
1.125%	01/06/2012		4,000,000	3,995,540
0.599%	01/24/2011	#	3,000,000	3,010,527
0.326%	05/18/2011	#	5,000,000	5,007,945
Federal Home Loan Bank
5.375%	08/19/2011		7,390,000	7,841,344
1.250%	02/10/2012		4,250,000	4,246,566
1.000%	02/28/2011		3,000,000	3,013,794
Federal Home Loan Mortgage Corp.
1.750%	06/15/2012	§	6,000,000	6,061,218
1.625%	04/26/2011		7,905,000	7,992,556
1.300%	03/09/2012		4,000,000	3,995,916
1.250%	01/26/2012		5,000,000	4,997,390
Federal Home Loan Mortgage Corp. Discount Note
0.150%	06/01/2010		3,500,000	3,499,465
Federal National Mortgage Association
2.750%	04/11/2011		5,000,000	5,111,430
2.150%	05/04/2012		3,350,000	3,354,824
1.500%	09/16/2010	§	10,400,000	10,458,854
1.375%	04/28/2011		1,500,000	1,512,451
0.377%	02/23/2012	#	2,000,000	2,005,586
0.141%	07/13/2010	#	5,000,000	4,999,890
Federal National Mortgage Association Discount Note
0.381%	12/01/2010		5,000,000	4,989,155
				96,842,518

U.S. Government Backed Debt Obligations—1.7%
Bank of America NA MTN
1.700%	12/23/2010	§	2,400,000	2,422,442
Citigroup Funding, Inc.
0.349%	07/30/2010	#	2,000,000	2,001,104
General Electric Capital Corp.
1.800%	03/11/2011	§	2,000,000	2,024,260
JPMorgan Chase & Co.
1.650%	02/23/2011	§	1,175,000	1,187,066
State Street Bank and Trust Co.
0.457%	09/15/2011	#§	1,500,000	1,505,073
US Central Federal Credit Union
0.251%	10/19/2011	#§	2,900,000	2,901,358
Western Corporate Federal Credit Union
1.750%	11/02/2012		640,000	642,247
				12,683,550

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $109,239,659)				109,526,068

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—1.7%

U.S. Government Agency Mortgage-Backed Securities—1.7%
Federal Home Loan Mortgage Corp.
3.872%	12/01/2039	#	1,004,581	1,035,758
Federal Home Loan Mortgage Corp. REMICS
5.500%	07/15/2027	§	2,312,224	2,347,650
4.500%	12/15/2022		1,313,599	1,354,595
3.000%	03/15/2030	§	2,562,419	2,586,594
Federal National Mortgage Association
5.000%	01/01/2018		$ 3,021,043	$3,226,296
Federal National Mortgage Association REMICS
5.000%	06/25/2019	§	1,525,075	1,598,362

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $12,032,744)				12,149,255

U.S. TREASURY OBLIGATIONS—8.6%

U.S. Treasury Bills—8.1%
U.S. Treasury Bill
0.391%	07/29/2010		5,000,000	4,997,605
0.361%	08/26/2010		3,000,000	2,997,672
0.326%	02/10/2011	‡‡	8,350,000	8,325,743
0.315%	09/23/2010		13,000,000	12,986,285
0.150%	06/10/2010	‡‡	2,775,000	2,774,287
0.142%	04/29/2010		12,700,000	12,699,088
0.135%	06/03/2010		2,000,000	1,999,520
0.132%	06/24/2010		1,000,000	999,708
0.095%	05/20/2010		5,000,000	4,999,094
0.047%	04/22/2010		5,700,000	5,699,764
				58,478,766

U.S. Treasury Inflation Protected Securities Notes—0.5%
U.S. Treasury Note
2.000%	01/15/2016	§	2,903,000	3,365,948

U.S. Treasury Notes—0.0%
U.S. Treasury Note
1.375%	04/15/2012	‡‡	300,000	302,180

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $61,981,983)				62,146,894

MUNICIPAL OBLIGATIONS—1.2%
Citizens Property Insurance Corp. Revenue Bonds (Florida)
5.000%	03/01/2013		290,000	307,577
Citizens Property Insurance Corp. Revenue Bonds, Series 2009 A-1 (Florida)
5.000%	06/01/2012		1,100,000	1,157,013
Citizens Property Insurance Corp. Revenue Notes, Series 2009 A-2 (Florida)
4.500%	06/01/2010	§	3,500,000	3,521,070
New Jersey Economic Development Authority Revenue Bonds (New Jersey)
5.000%	06/15/2011		400,000	406,220
New York Liberty Development Corp. Revenue Bonds (New York)
0.500%	12/01/2049	#	1,730,000	1,731,349
New York State Urban Development Corp. Revenue Bonds, Series 2002 A (New York)
5.500%	01/01/2017	#§	1,300,000	1,344,733

TOTAL MUNICIPAL OBLIGATIONS
(Cost $8,396,303)				8,467,962

SOVEREIGN DEBT OBLIGATIONS—2.2%

Government Issued—2.2%
Brazilian Government International Bond (Brazil)
10.250%	06/17/2013		1,490,000	1,846,110

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value

SOVEREIGN DEBT OBLIGATIONS—(Continued)
Colombia Government International Bond (Colombia)
10.000%	01/23/2012		$1,570,000	$1,799,220
Indonesia Government International Bond, Reg S (Indonesia)
10.375%	05/04/2014		1,900,000	2,370,250
Malaysia Government International Bond (Malaysia)
7.500%	07/15/2011		885,000	952,674
Mexico Government International Bond, Series A MTN (Mexico)
6.375%	01/16/2013		1,080,000	1,204,200
Panama Government International Bond (Panama)
9.375%	07/23/2012		740,000	862,100
Peruvian Government International Bond (Peru)
9.125%	02/21/2012		960,000	1,096,800
Poland Government International Bond (Poland)
6.250%	07/03/2012		1,090,000	1,191,372
Province of Ontario, Series 1 (Canada)
1.875%	11/19/2012		1,530,000	1,540,781
Qatar Government International Bond (Qatar)
4.000%	01/20/2015	ˆ	600,000	614,100
Republic of Chile (Chile)
5.500%	01/15/2013		970,000	1,063,120
Republic of South Africa (South Africa)
7.375%	04/25/2012		1,080,000	1,189,404

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $15,383,708)				15,730,131

ASSET BACKED SECURITIES—4.0%

Automobile—2.4%
Bank of America Auto Trust Series 2008-1A, Class A2B
1.540%	06/20/2011	#ˆ	288,363	288,812
BMW Vehicle Lease Trust Series 2009-1, Class A2
2.040%	04/15/2011	§	3,439,732	3,451,397
Capital Auto Receivables Asset Trust Series 2007-2, Class A4A
5.390%	02/18/2014		1,740,000	1,811,556
Ford Credit Auto Lease Trust Series 2009-A, Class A2
2.600%	05/15/2011	ˆ	736,615	740,142
Ford Credit Auto Owner Trust Series 2009-D, Class A2
1.210%	01/15/2012		800,000	802,281
Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A1
0.267%	10/15/2010		783,507	783,547
Nissan Auto Lease Trust Series 2009-A, Class A2
2.010%	04/15/2011		1,305,885	1,310,563
Nissan Auto Lease Trust Series 2009-A, Class A3
2.920%	12/15/2011		2,430,000	2,475,937
Nissan Auto Lease Trust Series 2009-B, Class A1
0.410%	09/15/2010		622,584	622,667
Volkswagen Auto Lease Trust Series 2009-A, Class A2
2.870%	07/15/2011		$879,988	$885,735
Volkswagen Auto Lease Trust Series 2009-A, Class A3
3.410%	04/16/2012		3,410,000	3,503,495
Wachovia Auto Loan Owner Trust Series 2007-1, Class A3A
5.290%	04/20/2012		859,975	873,048
				17,549,180

Credit Card—0.2%
GE Capital Credit Card Master Note Trust Series 2005-3, Class B
0.530%	06/15/2013	#	1,500,000	1,497,941

Home Equity—1.4%
Ameriquest Mortgage Securities, Inc. Series 2003-AR3, Class M2
3.321%	10/25/2033	#	887,184	801,551
Ameriquest Mortgage Securities, Inc. Series 2005-R7, Class A2C
0.506%	09/25/2035	#	103,821	103,014
Argent Securities, Inc. Series 2006-W3, Class A2B
0.366%	04/25/2036	#	81,244	41,049
Countrywide Asset-Backed Certificates Series 2005-11, Class 3AV2
0.536%	02/25/2036	#	685,283	648,854
Countrywide Asset-Backed Certificates Series 2005-12, Class 2A3
5.069%	02/25/2036	#	856,736	830,215
Countrywide Asset-Backed Certificates Series 2004-AB1, Class 2A3
0.766%	02/25/2035	#	649,277	631,174
Lehman XS Trust Series 2005-8, Class 2A1A
0.446%	12/25/2035	#	461,634	457,192
Option One Mortgage Loan Trust Series 2005-4, Class A3
0.506%	11/25/2035	#	1,212,142	1,088,653
Park Place Securities, Inc. Series 2004-WHQ2, Class A3E
0.666%	02/25/2035	#	1,219,473	1,202,230
Residential Asset Mortgage Products, Inc. Series 2005-RS2, Class AII3
0.596%	02/25/2035	#	368,176	358,324
Residential Asset Securities Corp. Series 2005-KS5, Class M1
0.656%	06/25/2035	#	184,522	182,635
Saxon Asset Securities Trust Series 2005-4, Class A2C
0.496%	11/25/2037	#	1,008,448	954,574
Soundview Home Equity Loan Trust Series 2006-OPT4, Class 2A2
0.336%	06/25/2036	#	468,598	458,012
Specialty Underwriting & Residential Finance Series 2005-BC3, Class A2C
0.616%	06/25/2036	#	501,771	498,902
Structured Asset Investment Loan Trust Series 2006-BNC3, Class A2
0.286%	09/25/2036	#	75,581	75,197
Structured Asset Investment Loan Trust Series 2003-BC1, Class A2
0.926%	01/25/2033	#	2,280,102	1,802,266
				10,133,842

TOTAL ASSET BACKED SECURITIES
(Cost $29,402,473)				29,180,963

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Diversifying
Strategies Fund

Coupon Rate	Maturity Date		Face	Value

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS—0.3%

Non-U.S. Government Agency Obligations—0.3%
Export-Import Bank of Korea (Korea, Republic of)
5.500%	10/17/2012		$500,000	$534,031
Japan Finance Corp. (Japan)
2.000%	06/24/2011		500,000	505,123
Kreditanstalt fuer Wiederaufbau (Germany)
1.875%	03/15/2011	§	1,400,000	1,417,675

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,420,717)				2,456,829

NON-GOVERNMENT MORTGAGE-BACKED SECURITIES—0.3%

Mortgage Backed—0.3%
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A
2.189%	03/25/2044	#§	1,114,991	1,013,496
Wells Fargo Mortgage Backed Securities Trust
Series 2004-6, Class A13
0.696%	06/25/2034	#§	1,424,757	1,375,242

TOTAL NON-GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $2,383,820)				2,388,738

			Contracts	Value

PURCHASED OPTIONS—0.4%
Put—Euro Bund, Expires 05/31/2010, Strike EUR 130.00			78	700,582
Call—U.S. 10 Years Note Futures, Expires 05/21/2010, Strike $108.00			279	2,301,750

TOTAL PURCHASED OPTIONS
(Cost $3,260,456)				3,002,332

Coupon Rate	Maturity Date		Face	Value

CERTIFICATES OF DEPOSIT—2.0%

Commercial Banks—2.0%
Bank of Nova Scotia
0.506%	03/12/2012		$1,000,000	1,000,005
0.502%	03/05/2012		2,100,000	2,100,191
Barclays Bank plc (United Kingdom)
1.550%	07/23/2010	§	3,100,000	3,111,842
Deutsche Bank AG
0.551%	01/19/2012	#	2,500,000	2,501,200
Royal Bank of Canada
2.250%	03/15/2013		2,315,000	2,336,416
Standard Chartered Bank yankee
0.650%	11/16/2011	§	3,640,000	3,643,422

TOTAL CERTIFICATES OF DEPOSIT
(Cost $14,671,752)				14,693,076

COMMERCIAL PAPER—0.3%

Commercial Banks—0.3%
National Bank of Canada (Canada)
0.351%	09/16/2010
(Cost $1,996,733)			$2,000,000	$1,996,660

			Shares	Value

CASH EQUIVALENTS—5.6%

Institutional Money Market Fund—5.6%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class
(Cost $40,485,888)			40,485,888	40,485,888

TOTAL INVESTMENTS—99.8%
(Cost $715,684,880)				721,458,715
Other assets less liabilities—0.2%				1,769,049

NET ASSETS—100.0%				$723,227,764

Legend to the Schedule of Investments:
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MTN	Medium Term Note
Reg S
Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.

REMICS	Real Estate Mortgage Investment Conduits
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
§
Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.

ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $51,466,630, which represents 7.1% of Total Investments.

#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—19.3%

Aerospace & Defense—0.2%
Boeing Co. (The)
6.125%	02/15/2033		$100,000	$105,450
5.125%	02/15/2013		250,000	270,990
Lockheed Martin Corp., Series B
6.150%	09/01/2036		250,000	265,422
Northrop Grumman Systems Corp.
7.750%	02/15/2031		250,000	307,246
United Technologies Corp.
6.700%	08/01/2028		150,000	168,334
6.100%	05/15/2012		50,000	54,709
4.875%	05/01/2015		500,000	542,971
				1,715,122

Auto Components—0.0%
Johnson Controls, Inc.
5.500%	01/15/2016		250,000	267,999

Automobiles—0.1%
Daimler Finance North America LLC
7.300%	01/15/2012		570,000	620,929

Beverages—0.4%
Anheuser-Busch Cos., Inc.
6.800%	01/15/2031		350,000	371,967
Bottling Group LLC
5.500%	04/01/2016		500,000	550,285
Cia de Bebidas das Americas (Brazil)
8.750%	09/15/2013		100,000	118,625
Coca-Cola Enterprises, Inc.
8.500%	02/01/2022		500,000	648,159
Diageo Finance BV (Netherlands)
5.300%	10/28/2015		750,000	824,425
Dr. Pepper Snapple Group, Inc.
6.820%	05/01/2018		500,000	572,108
PepsiCo, Inc.
3.750%	03/01/2014		1,000,000	1,046,488
				4,132,057

Biotechnology—0.2%
Amgen, Inc.
6.150%	06/01/2018	†	1,000,000	1,127,127
5.850%	06/01/2017		250,000	277,657
Genentech, Inc.
5.250%	07/15/2035		100,000	94,067
				1,498,851

Capital Markets—1.6%
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018		250,000	289,363
6.400%	10/02/2017		1,000,000	1,106,376
5.700%	11/15/2014		50,000	54,506
Credit Suisse USA, Inc.
5.125%	01/15/2014		500,000	537,611
5.125%	08/15/2015		500,000	536,087
Goldman Sachs Group, Inc. (The)
6.600%	01/15/2012		650,000	705,580
6.250%	09/01/2017		1,000,000	1,077,009
6.150%	04/01/2018		500,000	529,876
6.125%	02/15/2033	†	600,000	594,844
5.700%	09/01/2012		250,000	271,290
5.450%	11/01/2012		500,000	540,827
5.150%	01/15/2014		500,000	530,783
5.125%	01/15/2015		$500,000	$527,969
5.000%	10/01/2014		1,053,000	1,107,756
Jefferies Group, Inc.
6.250%	01/15/2036		230,000	196,342
JP Morgan Chase Capital XXV, Series Y
6.800%	10/01/2037		500,000	499,252
Lehman Brothers Holdings, Inc.
6.875%	07/17/2037	Δ	500,000	2,500
6.500%	07/19/2017	Δ	500,000	2,500
Merrill Lynch & Co., Inc.
6.875%	11/15/2018		250,000	267,903
6.220%	09/15/2026		1,000,000	967,515
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/2018		630,000	679,987
Morgan Stanley
7.250%	04/01/2032		100,000	114,151
6.750%	04/15/2011		1,500,000	1,583,868
Morgan Stanley MTN
5.450%	01/09/2017		1,000,000	1,015,328
Morgan Stanley, Series F MTN
6.000%	04/28/2015		1,000,000	1,072,386
5.950%	12/28/2017		500,000	514,477
Washington Mutual Bank FA
5.650%	08/15/2014	Δ	250,000	2,813
				15,328,899

Chemicals—0.4%
Dow Chemical Co. (The)
8.550%	05/15/2019		800,000	969,389
7.375%	11/01/2029		150,000	168,163
E.I. du Pont de Nemours & Co.
4.750%	11/15/2012		500,000	537,649
Monsanto Co.
5.500%	08/15/2025	†	500,000	493,553
Potash Corp. of Saskatchewan, Inc. (Canada)
4.875%	03/01/2013		500,000	532,981
Praxair, Inc.
3.950%	06/01/2013		150,000	157,891
3.250%	09/15/2015		500,000	501,977
				3,361,603

Commercial Banks—1.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
7.400%	06/15/2011		250,000	267,102
BB&T Corp.
5.250%	11/01/2019		500,000	503,644
Capital One Financial Corp.
6.150%	09/01/2016		500,000	519,421
Fifth Third Capital Trust IV
6.500%	04/15/2037	#	580,000	493,000
First Union Institutional Capital I
8.040%	12/01/2026		1,000,000	1,025,576
FleetBoston Financial Corp.
6.875%	01/15/2028		150,000	149,710
KeyBank NA, Bank Note
5.800%	07/01/2014		100,000	102,369
National City Corp.
6.875%	05/15/2019		500,000	556,524
Regions Bank
6.450%	06/26/2037		500,000	405,651
Royal Bank of Canada (Canada)
5.650%	07/20/2011		500,000	531,835
Royal Bank of Scotland Group plc (United Kingdom)
5.000%	10/01/2014		750,000	718,460
Royal Bank of Scotland plc (The) (United Kingdom)
4.875%	03/16/2015		100,000	100,084

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Suntrust Banks, Inc.
5.200%	01/17/2017		$250,000	$240,205
U.S. Bank NA, Bank Note
4.800%	04/15/2015		250,000	266,155
UBS AG (Switzerland)
7.000%	10/15/2015		100,000	108,130
5.875%	07/15/2016		1,000,000	1,030,668
UBS AG MTN (Switzerland)
7.375%	06/15/2017		100,000	105,694
Wachovia Bank NA, Bank Note
4.875%	02/01/2015		1,500,000	1,557,017
Wachovia Corp., Series G MTN
5.500%	05/01/2013		1,000,000	1,080,733
Wells Fargo & Co.
5.000%	11/15/2014		750,000	784,886
Wells Fargo Bank NA
5.950%	08/26/2036		500,000	471,282
				11,018,146

Commercial Services & Supplies—0.0%
Waste Management, Inc.
7.000%	07/15/2028		450,000	485,122

Communications Equipment—0.1%
Cisco Systems, Inc.
5.500%	02/22/2016		500,000	557,864
4.950%	02/15/2019		500,000	520,899
Motorola, Inc.
7.500%	05/15/2025		340,000	351,165
				1,429,928

Computers & Peripherals—0.1%
International Business Machines Corp.
7.000%	10/30/2025		300,000	354,098
4.750%	11/29/2012		250,000	270,632
				624,730

Construction Materials—0.2%
CRH America, Inc.
6.000%	09/30/2016		750,000	806,941
Lafarge SA (France)
6.500%	07/15/2016		750,000	795,057
				1,601,998

Consumer Finance—0.6%
American Express Co.
8.150%	03/19/2038		350,000	454,612
4.875%	07/15/2013	†	1,000,000	1,055,558
HSBC Finance Capital Trust IX
5.911%	11/30/2035	#	500,000	447,500
HSBC Finance Corp.
7.000%	05/15/2012		1,500,000	1,636,605
6.375%	11/27/2012		1,000,000	1,095,871
John Deere Capital Corp.
7.000%	03/15/2012		350,000	387,303
ORIX Corp. (Japan)
5.480%	11/22/2011		250,000	259,025
SLM Corp.
5.450%	04/25/2011		320,000	325,759
SLM Corp., Series A MTN
5.000%	10/01/2013		500,000	478,054
				6,140,287

Diversified Financial Services—2.2%
Associates Corp. of North America
6.950%	11/01/2018		$250,000	$263,888
Bank of America Corp.
7.750%	08/15/2015		750,000	839,543
6.800%	03/15/2028		500,000	499,844
5.750%	12/01/2017		460,000	472,353
5.420%	03/15/2017		700,000	692,761
4.875%	01/15/2013		200,000	209,472
4.500%	04/01/2015		200,000	201,892
Bank of America Corp. MTN
4.900%	05/01/2013		200,000	209,384
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013		1,000,000	1,101,331
Citigroup, Inc.
8.125%	07/15/2039		500,000	578,964
6.625%	06/15/2032		150,000	140,564
6.125%	11/21/2017	†	750,000	772,672
6.010%	01/15/2015		200,000	210,331
6.000%	02/21/2012		90,000	95,497
6.000%	08/15/2017		600,000	614,657
5.850%	12/11/2034		500,000	455,415
5.625%	08/27/2012		150,000	157,327
5.500%	04/11/2013		1,820,000	1,913,746
Deutsche Bank AG (Germany)
6.000%	09/01/2017		1,150,000	1,262,812
Deutsche Bank Financial LLC MTN
5.375%	03/02/2015		250,000	265,676
General Electric Capital Corp.
5.500%	01/08/2020		200,000	204,436
4.800%	05/01/2013		1,000,000	1,063,490
General Electric Capital Corp. MTN
5.875%	01/14/2038		600,000	572,346
5.400%	02/15/2017		250,000	261,906
General Electric Capital Corp., Series A MTN
6.750%	03/15/2032		750,000	795,804
6.000%	06/15/2012		1,000,000	1,084,377
5.875%	02/15/2012		500,000	537,703
5.625%	09/15/2017		750,000	790,898
IBM International Group Capital LLC
5.050%	10/22/2012		990,000	1,075,530
JPMorgan Chase & Co.
6.400%	05/15/2038		300,000	325,009
5.750%	01/02/2013		750,000	814,472
4.750%	03/01/2015		500,000	525,750
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	533,887
Korea Development Bank (Korea, Republic of)
8.000%	01/23/2014		500,000	577,101
Western Union Co. (The)
5.253%	04/01/2020	ˆ	802,000	814,543
				20,935,381

Diversified Telecommunication Services—1.0%
AT&T, Inc.
6.550%	02/15/2039		600,000	632,842
6.300%	01/15/2038		250,000	254,532
6.150%	09/15/2034		500,000	495,484
5.625%	06/15/2016		150,000	164,664
BellSouth Corp.
6.875%	10/15/2031		350,000	367,507
6.000%	10/15/2011		250,000	267,688
British Telecommunications plc (United Kingdom)
9.625%	12/15/2030		150,000	189,363
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		750,000	963,091

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Embarq Corp.
7.082%	06/01/2016		$500,000	$545,256
France Telecom SA (France)
8.500%	03/01/2031		500,000	665,075
Qwest Corp.
6.500%	06/01/2017		500,000	523,125
Telecom Italia Capital SA (Luxembourg)
6.999%	06/04/2018		500,000	541,594
6.000%	09/30/2034		250,000	222,453
5.250%	11/15/2013		350,000	366,900
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	430,519
Verizon Communications, Inc.
6.400%	02/15/2038		500,000	520,480
5.850%	09/15/2035		750,000	732,326
Verizon Global Funding Corp.
7.750%	12/01/2030		130,000	155,120
7.375%	09/01/2012		1,000,000	1,133,058
Verizon Virginia, Inc., Series A
4.625%	03/15/2013		250,000	262,404
				9,433,481

Electric Utilities—1.5%
Alabama Power Co., Series Q
5.500%	10/15/2017		150,000	161,386
Arizona Public Service Co.
6.500%	03/01/2012		150,000	161,516
Columbus Southern Power Co., Series C
5.500%	03/01/2013		150,000	162,284
Commonwealth Edison Co.
5.900%	03/15/2036		300,000	305,526
5.800%	03/15/2018		100,000	108,334
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016		500,000	548,600
Consumers Energy Co., Series P
5.500%	08/15/2016		150,000	160,041
DTE Energy Co.
7.050%	06/01/2011		350,000	369,002
Duke Energy Carolinas LLC
6.450%	10/15/2032		330,000	354,950
Duke Energy Ohio, Inc.
5.700%	09/15/2012		150,000	162,602
Exelon Corp.
4.900%	06/15/2015		350,000	365,200
FirstEnergy Corp., Series B
6.450%	11/15/2011		8,000	8,488
FirstEnergy Corp., Series C
7.375%	11/15/2031		150,000	155,657
FirstEnergy Solutions Corp.
6.050%	08/15/2021		500,000	501,665
Florida Power & Light Co.
5.625%	04/01/2034		50,000	49,179
4.950%	06/01/2035		500,000	448,826
4.850%	02/01/2013		150,000	161,299
Florida Power Corp.
6.400%	06/15/2038		500,000	545,628
FPL Group Capital, Inc.
6.000%	03/01/2019		250,000	268,182
Indiana Michigan Power Co.
7.000%	03/15/2019		500,000	565,291
Jersey Central Power & Light
5.625%	05/01/2016		500,000	531,341
MidAmerican Energy Co.
6.750%	12/30/2031		$250,000	$279,365
MidAmerican Energy Holdings Co.
6.125%	04/01/2036		500,000	505,400
MidAmerican Energy Holdings Co., Series D
5.000%	02/15/2014		150,000	159,245
Nisource Finance Corp.
5.450%	09/15/2020		500,000	496,585
Northern States Power Co.
5.250%	03/01/2018		500,000	524,414
Northern States Power Co., Series B
8.000%	08/28/2012		150,000	171,749
Ohio Power Co., Series K
6.000%	06/01/2016		500,000	548,748
Oncor Electric Delivery Co. LLC
6.375%	05/01/2012		350,000	378,663
Ontario Electricity Financial Corp. (Canada)
7.450%	03/31/2013		350,000	401,093
Pacific Gas & Electric Co.
6.050%	03/01/2034		500,000	516,549
Pepco Holdings, Inc.
6.450%	08/15/2012		150,000	160,808
Potomac Electric Power Co.
7.900%	12/15/2038		200,000	253,594
PSEG Power LLC
8.625%	04/15/2031	†	300,000	385,163
South Carolina Electric & Gas Co.
5.300%	05/15/2033		150,000	141,565
Southern California Edison Co.
6.650%	04/01/2029		500,000	545,973
Southern Power Co., Series D
4.875%	07/15/2015		350,000	370,644
Union Electric Co.
6.400%	06/15/2017		500,000	549,466
Virginia Electric and Power Co.
5.950%	09/15/2017		500,000	546,791
5.400%	04/30/2018		500,000	531,603
Virginia Electric and Power Co., Series B
6.000%	01/15/2036		380,000	393,066
Wisconsin Electric Power
5.625%	05/15/2033		250,000	246,266
				14,201,747

Electrical Equipment—0.0%
Emerson Electric Co.
5.000%	12/15/2014		150,000	163,135

Electronic Equipment, Instruments & Components—0.0%
Arrow Electronics, Inc.
6.875%	07/01/2013		250,000	276,421

Energy Equipment & Services—0.1%
Halliburton Co.
7.450%	09/15/2039		600,000	734,510
Transocean, Inc. (Cayman Islands)
6.800%	03/15/2038		500,000	563,311
				1,297,821

Food & Staples Retailing—0.1%
CVS Caremark Corp.
6.600%	03/15/2019		500,000	559,967
4.875%	09/15/2014		530,000	565,231
Kroger Co. (The)
7.500%	04/01/2031		200,000	234,077
				1,359,275

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)

Food Products—0.4%
Archer-Daniels Midland Co.
5.450%	03/15/2018		$750,000	$808,394
Bunge Ltd. Finance Corp.
5.350%	04/15/2014		500,000	522,372
Campbell Soup Co.
4.875%	10/01/2013		250,000	272,836
ConAgra Foods, Inc.
6.750%	09/15/2011		11,000	11,824
5.875%	04/15/2014		1,000,000	1,098,875
H.J. Heinz Finance Co.
6.625%	07/15/2011		250,000	266,442
Kraft Foods, Inc.
6.875%	02/01/2038		380,000	412,423
6.500%	02/09/2040		100,000	103,975
6.250%	06/01/2012		500,000	547,465
5.375%	02/10/2020		100,000	101,829
4.125%	02/09/2016		100,000	101,462
				4,247,897

Gas Utilities—0.1%
Sempra Energy
6.150%	06/15/2018		500,000	541,431

Health Care Equipment & Supplies—0.2%
Baxter International, Inc.
5.900%	09/01/2016		400,000	453,286
CareFusion Corp.
6.375%	08/01/2019		500,000	547,748
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017		500,000	549,160
Johnson & Johnson
5.950%	08/15/2037		250,000	271,594
4.950%	05/15/2033		200,000	193,440
				2,015,228

Health Care Providers & Services—0.3%
Aetna, Inc.
6.625%	06/15/2036		250,000	264,273
UnitedHealth Group, Inc.
6.000%	02/15/2018		500,000	534,688
5.375%	03/15/2016		500,000	527,668
WellPoint, Inc.
6.800%	08/01/2012		150,000	165,854
5.250%	01/15/2016		1,000,000	1,055,568
				2,548,051

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp., Series I MTN
5.350%	03/01/2018		500,000	543,102
Yum! Brands, Inc.
6.875%	11/15/2037		400,000	435,724
				978,826

Household Durables—0.2%
Fortune Brands, Inc.
5.375%	01/15/2016		750,000	782,357
Kimberly-Clark Corp.
6.125%	08/01/2017		500,000	564,203
5.625%	02/15/2012		250,000	270,460
				1,617,020

Household Products—0.0%
Procter & Gamble Co. (The)
5.800%	08/15/2034		$250,000	$261,875

Industrial Conglomerates—0.3%
3M Co. MTN
5.700%	03/15/2037		250,000	259,321
General Electric Co.
5.000%	02/01/2013		2,000,000	2,157,372
				2,416,693

Insurance—0.6%
AEGON Funding Co. LLC
5.750%	12/15/2020		290,000	286,035
Allstate Corp. (The)
5.350%	06/01/2033		500,000	470,271
American International Group, Inc.
4.250%	05/15/2013		100,000	98,229
American International Group, Inc., Series G MTN
5.850%	01/16/2018		1,000,000	930,581
Assurant, Inc.
5.625%	02/15/2014		500,000	519,605
AXA SA (France)
8.600%	12/15/2030		250,000	303,944
Berkshire Hathaway Finance Corp.
5.000%	08/15/2013		1,500,000	1,639,394
Chubb Corp.
6.375%	03/29/2067	#	200,000	203,250
CNA Financial Corp.
5.850%	12/15/2014		430,000	437,995
Hartford Financial Services Group, Inc.
6.100%	10/01/2041		150,000	134,398
Lincoln National Corp.
6.150%	04/07/2036		250,000	239,240
Marsh & McLennan Cos., Inc.
5.750%	09/15/2015		250,000	265,057
MetLife, Inc.
5.700%	06/15/2035		250,000	240,570
Progressive Corp. (The)
6.625%	03/01/2029		150,000	159,754
Prudential Financial, Inc., Series D MTN
5.700%	12/14/2036		250,000	237,667
				6,165,990

IT Services—0.0%
Electronic Data Systems LLC, Series B
6.000%	08/01/2013		150,000	167,920

Machinery—0.2%
Caterpillar, Inc.
6.050%	08/15/2036		500,000	527,560
Deere & Co.
6.950%	04/25/2014		250,000	289,120
GE Capital Trust I
6.375%	11/15/2067	#	130,000	122,200
Honeywell International, Inc.
6.125%	11/01/2011		250,000	270,446
Tyco International Finance SA (Luxembourg)
6.375%	10/15/2011		400,000	431,128
				1,640,454

Media—1.1%
CBS Corp.
7.875%	07/30/2030		250,000	276,238
5.625%	08/15/2012		50,000	53,966

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)
Comcast Corp.
6.450%	03/15/2037	$500,000	$510,820
6.300%	11/15/2017	1,000,000	1,103,448
5.650%	06/15/2035	500,000	464,401
COX Communications, Inc.
5.500%	10/01/2015	75,000	80,928
4.625%	06/01/2013	250,000	264,518
News America Holdings, Inc.
8.000%	10/17/2016	150,000	176,174
7.750%	12/01/2045	200,000	233,389
Omnicom Group, Inc.
5.900%	04/15/2016	500,000	541,811
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018	500,000	565,166
Time Warner Cable, Inc.
6.200%	07/01/2013	1,000,000	1,104,309
Time Warner Entertainment Co. LP
8.375%	03/15/2023	500,000	611,501
8.375%	07/15/2033	500,000	603,902
Time Warner, Inc.
6.875%	05/01/2012	150,000	165,074
5.875%	11/15/2016	2,000,000	2,188,090
Viacom, Inc.
6.875%	04/30/2036	400,000	425,395
6.250%	04/30/2016	500,000	553,107
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032	310,000	368,167
			10,290,404

Metals & Mining—0.4%
Alcoa, Inc.
5.550%	02/01/2017	590,000	593,512
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019	1,000,000	1,145,281
Newmont Mining Corp.
6.250%	10/01/2039	500,000	501,664
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033	150,000	155,335
4.875%	09/15/2012	350,000	370,515
Rio Tinto Finance USA Ltd. (Australia)
5.875%	07/15/2013	1,000,000	1,100,019
Southern Copper Corp.
7.500%	07/27/2035	250,000	261,146
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036	100,000	103,705
			4,231,177

Multiline Retail—0.3%
Target Corp.
7.000%	07/15/2031	350,000	395,448
6.000%	01/15/2018	500,000	560,671
Wal-Mart Stores, Inc.
7.550%	02/15/2030	250,000	309,860
5.250%	09/01/2035	750,000	719,016
4.550%	05/01/2013	500,000	538,003
			2,522,998

Multi-National—1.1%
African Development Bank, Series GDIF (Supranational)
1.750%	10/01/2012	710,000	713,813
Asian Development Bank (Supranational)
2.750%	05/21/2014	100,000	101,744
Asian Development Bank MTN (Supranational)
3.625%	09/05/2013	$800,000	$842,033
2.125%	03/15/2012	1,000,000	1,018,685
European Investment Bank (Supranational)
5.125%	09/13/2016	1,000,000	1,102,282
4.625%	03/21/2012	800,000	852,245
4.625%	05/15/2014	500,000	541,960
3.375%	06/12/2013	500,000	521,500
3.250%	10/14/2011	200,000	207,062
1.750%	09/14/2012	1,000,000	1,007,424
1.625%	03/15/2013	200,000	199,092
Inter-American Development Bank (Supranational)
5.000%	04/05/2011	1,000,000	1,044,159
3.875%	02/14/2020	200,000	196,606
Inter-American Development Bank MTN (Supranational)
3.500%	03/15/2013	500,000	526,451
1.750%	10/22/2012	800,000	805,323
International Bank for Reconstruction & Development (Supranational)
7.625%	01/19/2023	250,000	330,405
International Finance Corp. (Supranational)
5.125%	05/02/2011	530,000	551,023
			10,561,807

Office Electronics—0.2%
Pitney Bowes, Inc.
5.000%	03/15/2015	500,000	535,277
Pitney Bowes, Inc. MTN
4.750%	01/15/2016	200,000	211,176
Xerox Corp.
6.875%	08/15/2011	500,000	531,101
6.350%	05/15/2018	500,000	542,501
			1,820,055

Oil, Gas & Consumable Fuels—1.7%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031	400,000	453,294
Anadarko Petroleum Corp.
8.700%	03/15/2019	500,000	619,598
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029	150,000	181,550
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035	500,000	487,688
5.450%	10/01/2012	250,000	268,928
CenterPoint Energy Resources Corp., Series B
7.875%	04/01/2013	850,000	973,956
ConocoPhillips Holding Co.
6.950%	04/15/2029	1,250,000	1,438,736
Devon Financing Corp. ULC (Canada)
6.875%	09/30/2011	750,000	809,548
EnCana Corp. (Canada)
6.300%	11/01/2011	250,000	268,342
Energy Transfer Partners LP
5.950%	02/01/2015	750,000	815,708
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033	150,000	161,037
Enterprise Products Operating LLC, Series G
5.600%	10/15/2014	150,000	162,520
Hess Corp.
7.300%	08/15/2031	250,000	285,688
Kinder Morgan Energy Partners LP
6.500%	02/01/2037	300,000	308,276
Marathon Oil Corp.
6.125%	03/15/2012	350,000	381,141
5.900%	03/15/2018	500,000	534,260
Nexen, Inc. (Canada)
6.400%	05/15/2037	500,000	505,635
5.050%	11/20/2013	250,000	268,936

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
ONEOK Partners LP
6.150%	10/01/2016		$160,000	$172,054
Petrobras International Finance Co. (Cayman Islands)
8.375%	12/10/2018		250,000	303,445
6.125%	10/06/2016		500,000	541,113
Petro-Canada (Canada)
5.950%	05/15/2035		250,000	245,445
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019		250,000	294,375
Shell International Finance BV (Netherlands)
5.200%	03/22/2017		1,000,000	1,074,909
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032		500,000	553,647
Tennessee Gas Pipeline Co.
7.000%	10/15/2028		350,000	371,715
Texas Eastern Transmission LP
7.000%	07/15/2032		150,000	168,381
TransCanada PipeLines Ltd. (Canada)
5.850%	03/15/2036		500,000	499,846
4.000%	06/15/2013		250,000	262,653
Union Pacific Resources Group, Inc.
7.150%	05/15/2028		350,000	384,032
Valero Energy Corp.
6.125%	06/15/2017		500,000	521,200
4.750%	06/15/2013		500,000	517,022
Williams Cos., Inc.
7.875%	09/01/2021		371,000	437,678
Williams Partners LP
6.300%	04/15/2040	ˆ	100,000	99,704
5.250%	03/15/2020	ˆ	100,000	100,396
3.800%	02/15/2015	ˆ	100,000	99,930
XTO Energy, Inc.
5.500%	06/15/2018		300,000	326,234
4.900%	02/01/2014		750,000	816,104
				16,714,724

Paper & Forest Products—0.1%
International Paper Co.
7.500%	08/15/2021		500,000	569,274

Pharmaceuticals—0.8%
Abbott Laboratories
5.875%	05/15/2016		1,000,000	1,132,134
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		750,000	838,972
Bristol-Myers Squibb Co.
5.875%	11/15/2036		350,000	360,504
5.450%	05/01/2018		500,000	538,663
Eli Lilly & Co.
6.770%	01/01/2036		250,000	289,877
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013		1,000,000	1,084,688
4.375%	04/15/2014		500,000	528,506
Merck & Co., Inc.
6.500%	12/01/2033		250,000	280,975
4.750%	03/01/2015		350,000	378,941
4.375%	02/15/2013		200,000	214,090
Novartis Capital Corp.
2.900%	04/24/2015		200,000	198,835
1.900%	04/24/2013		200,000	200,035
Pharmacia Corp.
6.500%	12/01/2018		$350,000	$397,940
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036		250,000	260,175
Wyeth
6.500%	02/01/2034		250,000	279,549
5.500%	03/15/2013		100,000	109,531
5.500%	02/01/2014		250,000	276,028
				7,369,443

Real Estate Investment Trusts (REITs)—0.3%
Boston Properties LP
6.250%	01/15/2013		750,000	813,403
Camden Property Trust
5.000%	06/15/2015		200,000	199,455
ERP Operating LP
5.375%	08/01/2016		500,000	518,027
5.200%	04/01/2013	†	250,000	259,663
HCP, Inc. MTN
6.700%	01/30/2018		500,000	510,343
ProLogis
5.625%	11/15/2016		250,000	242,156
				2,543,047

Road & Rail—0.2%
Burlington Northern Santa Fe Corp.
5.650%	05/01/2017		1,000,000	1,073,407
Canadian National Railway Co. (Canada)
4.400%	03/15/2013		585,000	618,305
Union Pacific Corp.
6.625%	02/01/2029		250,000	273,416
				1,965,128

Software—0.1%
Oracle Corp.
5.250%	01/15/2016		1,000,000	1,103,021

Specialty Retail—0.1%
Home Depot, Inc.
5.875%	12/16/2036		550,000	535,500
Lowe’s Cos., Inc.
5.400%	10/15/2016		400,000	436,177
				971,677

Tobacco—0.2%
Altria Group, Inc.
9.250%	08/06/2019		800,000	973,697
Philip Morris International, Inc.
5.650%	05/16/2018		1,000,000	1,078,433
				2,052,130

Transportation Infrastructure—0.0%
United Parcel Service, Inc.
6.200%	01/15/2038		300,000	327,649

Wireless Telecommunication Services—0.4%
Alltel Corp.
7.000%	07/01/2012		1,000,000	1,112,285
AT&T Mobility LLC
6.500%	12/15/2011		250,000	271,020
New Cingular Wireless Services, Inc.
8.750%	03/01/2031		250,000	323,680
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018		500,000	569,698

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		$250,000	$299,292
5.625%	02/27/2017		500,000	535,802
5.375%	01/30/2015		250,000	268,477
				3,380,254

TOTAL CORPORATE OBLIGATIONS
(Cost $174,889,297)				184,917,105

U.S. GOVERNMENT AGENCY OBLIGATIONS—8.5%

U.S. Government Agency Obligations—7.2%
Federal Farm Credit Bank
3.875%	08/25/2011		1,500,000	1,564,508
3.500%	10/03/2011	†	800,000	831,519
2.125%	06/18/2012		1,400,000	1,424,619
Federal Home Loan Bank
5.750%	05/15/2012	†	2,225,000	2,435,627
5.375%	05/18/2016		2,000,000	2,225,408
5.250%	06/18/2014	†	1,000,000	1,112,980
4.875%	09/08/2017		1,250,000	1,355,459
4.750%	12/16/2016		1,000,000	1,072,064
4.500%	11/15/2012		2,500,000	2,688,450
3.625%	09/16/2011		2,600,000	2,709,226
1.400%	01/12/2012		500,000	500,123
Federal Home Loan Banks
1.350%	04/09/2012		600,000	599,483
1.300%	04/05/2012		600,000	599,511
Federal Home Loan Mortgage Corp.
6.250%	07/15/2032		1,050,000	1,219,184
6.000%	06/15/2011- 04/16/2037		2,550,000	2,689,671
5.500%	07/18/2016		1,000,000	1,121,225
5.100%	08/19/2019		500,000	506,554
5.000%	01/30/2014		600,000	662,159
4.500%	07/15/2013	†	1,850,000	2,002,218
4.500%	04/02/2014- 01/15/2015		1,250,000	1,353,926
4.375%	07/17/2015		1,900,000	2,038,882
3.750%	06/28/2013		2,710,000	2,869,288
3.050%	04/09/2015		250,000	249,723
2.200%	12/17/2013		150,000	148,964
2.125%	03/23/2012- 08/26/2013		1,800,000	1,828,003
2.000%	03/29/2013		500,000	499,456
1.800%	02/25/2013		600,000	598,141
1.750%	04/20/2011		500,000	500,286
1.625%	04/26/2011		1,500,000	1,516,614
1.625%	08/11/2011	†	2,500,000	2,503,588
1.500%	08/24/2011		500,000	501,873
1.250%	01/19/2012		500,000	499,594
1.000%	12/22/2011		250,000	249,220
Federal Home Loan Mortgage Corp. MTN
5.050%	01/26/2015		300,000	330,566
Federal National Mortgage Association
6.625%	11/15/2030		1,000,000	1,198,666
6.250%	05/15/2029		1,740,000	1,971,603
6.125%	03/15/2012		750,000	821,375
6.000%	05/15/2011		3,750,000	3,977,602
5.945%	06/07/2027		300,000	319,386
5.800%	02/09/2026		100,000	103,381
5.375%	04/11/2022		880,000	930,027
5.000%	05/11/2017		650,000	707,423
4.875%	12/15/2016	†	$1,000,000	$1,080,470
4.625%	10/15/2013		900,000	980,383
4.375%	09/15/2012- 03/15/2013		3,900,000	4,194,032
3.300%	07/30/2014		1,000,000	1,006,684
2.750%	02/05/2014- 03/13/2014		4,000,000	4,076,882
2.000%	01/15/2013		500,000	500,773
1.797%	03/25/2013		250,000	249,914
1.250%	12/30/2011		750,000	749,329
1.125%	03/22/2012		150,000	149,300
0.000%	06/01/2017		1,000,000	748,347
Financing Corp. Fico
8.600%	09/26/2019		500,000	661,434
Financing Corp. Fico, Series E
9.650%	11/02/2018		500,000	698,961
Tennessee Valley Authority, Series E
6.250%	12/15/2017		1,200,000	1,386,795
				69,520,879

U.S. Government Backed Debt Obligations—1.3%
Bank of America Corp., Series L MTN
3.125%	06/15/2012	†	2,500,000	2,599,180
Citigroup Funding, Inc.
1.875%	10/22/2012		1,000,000	1,008,603
1.375%	05/05/2011		1,000,000	1,008,145
Citigroup, Inc.
2.125%	04/30/2012		1,000,000	1,018,821
General Electric Capital Corp., Series G MTN
3.000%	12/09/2011		1,000,000	1,033,818
2.625%	12/28/2012		1,500,000	1,541,376
GMAC, Inc.
2.200%	12/19/2012		1,000,000	1,015,528
Goldman Sachs Group, Inc. (The)
3.250%	06/15/2012	†	1,000,000	1,043,249
JPMorgan Chase & Co.
3.125%	12/01/2011	†	1,000,000	1,035,173
Morgan Stanley
1.950%	06/20/2012		1,000,000	1,015,640
				12,319,533

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $79,777,219)				81,840,412

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—35.5%

U.S. Government Agency Mortgage-Backed Securities—35.5%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027- 10/01/2029		387,018	441,266
7.000%	02/01/2016- 09/01/2036		1,055,993	1,178,873
6.500%	08/01/2010- 01/01/2039		5,014,119	5,488,246
6.029%	01/01/2037	#	1,623,730	1,735,954
6.000%	11/01/2016- 10/01/2038		14,339,128	15,469,354
5.841%	01/01/2037	#	397,895	421,076
5.630%	02/01/2037	#	1,373,843	1,457,079
5.500%	02/01/2018- 08/01/2039		21,631,118	22,921,759
5.000%	05/01/2018- 02/01/2040		26,144,561	27,230,666
4.500%	08/01/2018- 02/01/2040		23,171,006	23,556,896

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—(Continued)
4.000%	05/01/2019- 10/01/2039		$8,635,496	$8,579,259
Federal Home Loan Mortgage Corp. TBA
4.500%	04/15/2040		1,000,000	1,002,500
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		34,051	38,570
7.000%	03/01/2030- 04/01/2038		3,231,158	3,598,231
6.500%	02/01/2017- 10/01/2036		5,558,881	6,100,232
6.000%	04/01/2014- 09/01/2038		24,474,051	26,189,356
5.687%	01/01/2037	#	2,015,634	2,109,393
5.624%	03/01/2037	#	5,049,738	5,289,826
5.500%	01/01/2018- 11/01/2038		38,412,478	40,713,731
5.440%	02/01/2037	#	249,399	261,531
5.000%	03/01/2018- 02/01/2040		34,252,120	35,593,089
4.863%	10/01/2035	#	1,185,143	1,237,629
4.763%	05/01/2035	#	1,323,144	1,368,300
4.500%	03/01/2018- 02/01/2040		27,936,155	28,318,445
4.000%	08/01/2018- 02/01/2040		12,449,618	12,331,132
3.670%	05/01/2035	#	341,164	351,533
Federal National Mortgage Association TBA
6.500%	04/25/2040		1,000,000	1,083,906
5.500%	04/25/2040		2,000,000	2,108,126
5.000%	04/25/2025- 04/25/2040		2,400,000	2,487,688
4.500%	04/01/2025- 04/25/2040		3,800,000	3,844,500
4.000%	04/25/2025- 04/25/2040		1,500,000	1,499,532
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		523,764	593,342
7.000%	09/15/2037		99,022	108,265
6.500%	03/15/2026- 01/15/2039		2,842,161	3,082,106
6.000%	02/15/2033- 01/15/2039		6,829,497	7,340,062
5.500%	03/15/2033- 11/15/2039		10,085,810	10,725,393
5.000%	05/15/2033- 10/15/2039		14,792,301	15,425,113
4.500%	07/15/2038- 02/15/2040		13,514,300	13,706,321
4.000%	06/15/2039		972,041	952,717
Government National Mortgage Association TBA
5.500%	04/15/2040		500,000	528,906
5.000%	04/15/2040		2,000,000	2,079,062
4.500%	04/15/2040		1,500,000	1,518,047

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $328,892,441)				340,067,012

U.S. TREASURY OBLIGATIONS—29.4%

U.S. Treasury Bonds—5.5%
U.S. Treasury Bond
11.250%	02/15/2015		$2,300,000	$3,229,345
9.875%	11/15/2015		2,550,000	3,499,278
9.125%	05/15/2018		1,060,000	1,485,574
8.750%	05/15/2017- 08/15/2020		2,610,000	3,612,544
8.500%	02/15/2020		2,500,000	3,458,595
8.125%	08/15/2019- 05/15/2021		4,040,000	5,478,022
8.000%	11/15/2021		920,000	1,253,788
7.875%	02/15/2021		600,000	807,188
7.500%	11/15/2024		775,000	1,041,044
7.250%	08/15/2022		1,130,000	1,469,000
7.125%	02/15/2023		925,000	1,192,383
6.250%	08/15/2023- 05/15/2030		2,100,000	2,560,018
6.125%	11/15/2027		350,000	419,344
6.000%	02/15/2026		315,000	371,602
5.375%	02/15/2031		1,800,000	1,991,813
5.250%	02/15/2029		900,000	979,594
5.000%	05/15/2037		1,410,000	1,485,128
4.625%	02/15/2040		3,000,000	2,957,814
4.500%	02/15/2036- 08/15/2039		6,180,000	5,992,158
4.375%	02/15/2038- 11/15/2039		5,070,000	4,809,719
4.250%	05/15/2039		2,700,000	2,502,565
3.500%	02/15/2039		2,100,000	1,700,017
				52,296,533

U.S. Treasury Notes—23.9%
U.S. Treasury Note
5.125%	06/30/2011- 05/15/2016		4,800,000	5,257,816
5.000%	08/15/2011		1,060,000	1,124,014
4.875%	07/31/2011- 08/15/2016		10,055,000	10,908,721
4.750%	05/15/2014		810,000	894,545
4.625%	08/31/2011	†	4,600,000	4,857,494
4.625%	10/31/2011- 02/15/2017		5,390,000	5,804,689
4.500%	09/30/2011- 04/30/2012	†	6,105,000	6,487,536
4.500%	11/30/2011- 02/15/2016		8,210,000	8,852,470
4.375%	08/15/2012		4,700,000	5,051,767
4.250%	09/30/2012- 08/15/2014		8,835,000	9,544,273
4.125%	05/15/2015		2,430,000	2,614,150
4.000%	02/15/2014- 02/15/2015		4,250,000	4,565,980
3.875%	10/31/2012- 05/15/2018		12,705,000	13,268,029
3.750%	11/15/2018		5,000,000	5,039,455
3.625%	05/15/2013- 02/15/2020		11,170,000	11,322,816
3.500%	02/15/2018		5,850,000	5,869,656
3.375%	11/30/2012- 11/15/2019		8,750,000	8,861,876
3.250%	06/30/2016- 03/31/2017		5,500,000	5,512,502
3.125%	08/31/2013- 05/15/2019		11,800,000	11,762,004
3.000%	02/28/2017		2,500,000	2,461,525
2.750%	10/31/2013- 02/15/2019		10,330,000	10,074,123

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—(Continued)
2.625%	06/30/2014- 12/31/2014		$7,350,000	$7,445,197
2.500%	03/31/2015		2,000,000	1,995,006
2.375%	08/31/2014- 02/28/2015		5,475,000	5,464,768
2.250%	01/31/2015		2,700,000	2,671,526
2.125%	11/30/2014		2,500,000	2,467,970
2.000%	11/30/2013		2,000,000	2,004,064
1.875%	02/28/2014- 04/30/2014		5,500,000	5,449,810
1.750%	11/15/2011- 03/31/2014		12,400,000	12,428,804
1.500%	12/31/2013		4,350,000	4,271,161
1.375%	02/15/2012- 03/15/2013		17,400,000	17,421,274
1.125%	06/30/2011- 12/15/2012		7,100,000	7,113,966
1.000%	07/31/2011- 12/31/2011		10,300,000	10,334,970
0.875%	05/31/2011- 02/29/2012		6,500,000	6,503,558
0.750%	11/30/2011		3,500,000	3,496,311
				229,203,826

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $283,917,161)				281,500,359

MUNICIPAL OBLIGATIONS—0.3%
California General Obligation Bonds (California)
7.550%	04/01/2039		500,000	517,435
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034		400,000	412,380
Illinois General Obligation Bonds (Illinois)
5.100%	06/01/2033		1,100,000	902,902
New Jersey Economic Development Authority Revenue Bonds, Series A (New Jersey)
7.425%	02/15/2029		500,000	548,365
New Jersey State Turnpike Authority Revenue Bonds, Series 2003 B (New Jersey)
4.252%	01/01/2016		25,000	25,236
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023		200,000	204,980

TOTAL MUNICIPAL OBLIGATIONS
(Cost $2,777,518)				2,611,298

SOVEREIGN DEBT OBLIGATIONS—1.3%

Government Issued—1.3%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040		260,000	349,310
10.125%	05/15/2027		635,000	935,037
8.875%	04/15/2024		400,000	530,000
7.875%	03/07/2015		455,000	540,313
7.125%	01/20/2037		460,000	526,010
Hydro Quebec, Series IO (Canada)
8.050%	07/07/2024		250,000	330,438
Hydro Quebec, Series JL (Canada)
6.300%	05/11/2011		350,000	371,387
Malaysia Government International Bond (Malaysia)
7.500%	07/15/2011		250,000	269,117
Peruvian Government International Bond (Peru)
6.550%	03/14/2037		$500,000	$537,500
Province of British Columbia, Series BCUSD-2 (Canada)
6.500%	01/15/2026		150,000	172,698
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016	†	500,000	541,433
Province of Ontario (Canada)
5.450%	04/27/2016	†	1,000,000	1,103,592
4.500%	02/03/2015		400,000	428,889
Province of Quebec, Series PD (Canada)
7.500%	09/15/2029		600,000	783,157
Province of Saskatchewan (Canada)
7.375%	07/15/2013		230,000	267,368
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	96,490
Republic of Finland (Finland)
6.950%	02/15/2026		150,000	178,861
Republic of Italy (Italy)
6.875%	09/27/2023		250,000	287,365
5.375%	06/15/2033		500,000	497,530
4.375%	06/15/2013	†	1,000,000	1,057,964
Republic of South Africa (South Africa)
7.375%	04/25/2012		250,000	275,325
South Africa Government International Bond (South Africa)
6.875%	05/27/2019		500,000	560,625
State of Israel (Israel)
5.500%	11/09/2016		600,000	660,981
United Mexican States (Mexico)
8.125%	12/30/2019		750,000	937,500
United Mexican States MTN (Mexico)
8.300%	08/15/2031		500,000	645,000

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $12,430,092)				12,883,890

ASSET BACKED SECURITIES—0.4%

Automobile—0.2%
Capital Auto Receivables Asset Trust
Series 2007-3, Class A4
5.210%	03/17/2014		1,500,000	1,569,897

Credit Card—0.2%
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.850%	02/18/2014		1,450,000	1,508,963
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%	07/15/2020		500,000	557,478
				2,066,441

TOTAL ASSET BACKED SECURITIES
(Cost $3,471,608)				3,636,338

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS—1.2%

Non-U.S. Government Agency Obligations—1.2%
Eksportfinans ASA MTN (Norway)
5.000%	02/14/2012		800,000	854,096
Export-Import Bank of Korea (Korea, Republic of)
5.125%	03/16/2015		500,000	523,626
Japan Bank for International Cooperation (Japan)
2.125%	11/05/2012		500,000	505,395
Kreditanstalt fuer Wiederaufbau (Germany)
4.875%	01/17/2017		1,000,000	1,087,656
4.125%	10/15/2014		1,000,000	1,050,273

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS—(Continued)
3.750%	06/27/2011		$200,000	$207,379
3.250%	03/15/2013		750,000	780,272
2.625%	03/03/2015		2,000,000	1,984,480
1.875%	01/14/2013		200,000	200,866
Kreditanstalt fuer Wiederaufbau MTN (Germany)
2.250%	04/16/2012		1,100,000	1,123,090
Landwirtschaftliche Rentenbank, Series G13 (Germany)
4.875%	11/16/2015		1,000,000	1,088,860
Oesterreichische Kontrollbank AG (Austria)
4.750%	11/08/2011		1,000,000	1,051,167
Oesterreichische Kontrollbank AG MTN (Austria)
1.750%	03/11/2013		200,000	199,976
Pemex Project Funding Master Trust
6.625%	06/15/2035	†	500,000	493,218
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017		500,000	544,785

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,245,062)				11,695,139

NON-GOVERNMENT MORTGAGE-BACKED SECURITIES—3.2%

Mortgage Backed—3.2%
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A2
5.381%	01/15/2049		500,000	516,451
Banc of America Commercial Mortgage, Inc.
Series 2002-2, Class A3
5.118%	07/11/2043		500,000	522,759
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class AM
5.179%	09/10/2047	#	1,000,000	918,307
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A4A
5.150%	10/12/2042	#	921,000	952,910
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A3
5.251%	04/15/2040	#	750,000	779,084
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A4
5.225%	07/15/2044	#	900,000	933,797
CS First Boston Mortgage Securities Corp.
Series 2005-C2, Class A4
4.832%	04/15/2037		500,000	497,396
CS First Boston Mortgage Securities Corp.
Series 2005-C5, Class A3
5.100%	08/15/2038	#	1,000,000	1,042,497
CS First Boston Mortgage Securities Corp.
Series 2002-CP5, Class A2
4.940%	12/15/2035		1,177,500	1,235,486
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.223%	08/15/2048		750,000	717,361
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.736%	12/10/2049		1,000,000	974,004
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%	03/10/2039		1,000,000	974,307
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A4
5.553%	04/10/2038	#	$1,200,000	$1,207,945
GS Mortgage Securities Corp. II
Series 2007-GG10, Class A4
5.805%	08/10/2045	#	3,000,000	2,786,227
GS Mortgage Securities Corp. II
Series 2006-GG8, Class A4
5.560%	11/10/2039		2,700,000	2,677,641
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17, Class AM
5.464%	12/12/2043		750,000	633,444
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB9, Class A4
5.376%	06/12/2041	#	750,000	772,729
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB20, Class A4
5.794%	02/12/2051	#	500,000	499,750
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class E
4.981%	07/15/2042	#	750,000	322,102
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class A4
4.738%	07/15/2042		935,000	946,431
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A, Class A2
4.767%	03/12/2039		1,000,000	1,046,330
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class AM
5.321%	01/12/2043	#	900,000	792,614
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.430%	02/15/2040		750,000	723,151
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%	07/12/2046	#	750,000	753,972
Morgan Stanley Capital I
Series 2007-HQ11, Class A4
5.447%	02/12/2044	#	1,500,000	1,433,977
Morgan Stanley Capital I
Series 2006-IQ12, Class A2
5.283%	12/15/2043		750,000	777,229
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class A1
4.180%	03/12/2035		440,616	454,989
Wachovia Bank Commercial Mortgage Trust
Series 2003-C5, Class A2
3.989%	06/15/2035		750,000	766,870
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9, Class A4
5.012%	12/15/2035	#	750,000	788,411
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A2
5.500%	10/15/2048		500,000	513,718
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.215%	01/15/2041	#	500,000	513,700
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class AJ
5.997%	06/15/2045	#	1,000,000	662,375
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A5
5.342%	12/15/2043		500,000	435,000
Wachovia Bank Commercial Mortgage Trust
Series 2004-C12, Class A4
5.238%	07/15/2041	#	750,000	771,794

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value

NON-GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
Wachovia Bank Commercial Mortgage Trust
Series 2004-C15, Class B
4.892%	10/15/2041		$1,000,000	$828,092

TOTAL NON-GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $30,639,620)				31,172,850

			Shares	Value

CASH EQUIVALENTS—4.1%

Institutional Money Market Funds—4.1%
Dreyfus Institutional Cash Advantage Fund		††	3,000,000	3,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			23,500,382	23,500,382
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	365,045	365,045
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class		††	3,000,000	3,000,000
Short-Term Investments Trust Liquid Assets Portfolio		††	3,000,000	3,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††	3,000,000	3,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class		††	3,000,000	3,000,000

TOTAL CASH EQUIVALENTS
(Cost $38,865,427)				38,865,427

TOTAL INVESTMENTS—103.2%
(Cost $966,905,445)				989,189,830
Other assets less liabilities—(3.2%)				(30,420,790)

NET ASSETS—100.0%				$958,769,040

Legend to the Schedule of Investments:
MTN	Medium Term Note
TBA	Security is subject to delayed delivery.
†	Denotes all or a portion of the security on loan.
Δ	Security in default.
#	Rate is subject to change. Rate shown reflects current rate.
ˆ
Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $1,114,573, which represents 0.1% of Total Investments.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint 500 Stock
Index Fund

		Shares	Value

COMMON STOCKS—98.9%

Aerospace & Defense—2.9%
Boeing Co. (The)		24,067	$1,747,505
General Dynamics Corp.		12,317	950,872
Goodrich Corp.		3,946	278,272
Honeywell International, Inc.		24,060	1,089,196
ITT Corp.		5,812	311,581
L-3 Communications Holdings, Inc.		3,715	340,406
Lockheed Martin Corp.		10,325	859,247
Northrop Grumman Corp.	†	9,669	633,996
Precision Castparts Corp.		4,478	567,407
Raytheon Co.		12,447	710,973
Rockwell Collins, Inc.		5,022	314,327
United Technologies Corp.		29,887	2,199,982
			10,003,764

Air Freight & Logistics—1.0%
C.H. Robinson Worldwide, Inc.		5,367	299,747
Expeditors International of Washington, Inc.	†	6,635	244,964
FedEx Corp.		9,991	933,160
United Parcel Service, Inc., Class B		31,842	2,050,943
			3,528,814

Airlines—0.1%
Southwest Airlines Co.		23,716	313,525

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)	*	7,170	90,629
Johnson Controls, Inc.		21,426	706,844
			797,473

Automobiles—0.5%
Ford Motor Co.	*	107,070	1,345,870
Harley-Davidson, Inc.	†	7,505	210,665
			1,556,535

Beverages—2.5%
Brown-Forman Corp., Class B		3,358	199,633
Coca-Cola Co. (The)		73,442	4,039,310
Coca-Cola Enterprises, Inc.		10,174	281,413
Constellation Brands, Inc., Class A	*	6,458	106,170
Dr. Pepper Snapple Group, Inc.		8,131	285,967
Molson Coors Brewing Co., Class B		5,028	211,478
PepsiCo, Inc.		52,022	3,441,775
			8,565,746

Biotechnology—1.5%
Amgen, Inc.	*	31,257	1,867,918
Biogen Idec, Inc.	*	8,619	494,386
Celgene Corp.	*	14,667	908,768
Cephalon, Inc.	*†	2,244	152,098
Genzyme Corp.	*	8,628	447,189
Gilead Sciences, Inc.	*	28,945	1,316,419
			5,186,778

Building Products—0.0%
Masco Corp.	†	10,878	168,827

Capital Markets—2.7%
Ameriprise Financial, Inc.		8,127	$368,641
Bank of New York Mellon Corp. (The)		38,487	1,188,479
Charles Schwab Corp. (The)	†	30,415	568,456
E*Trade Financial Corp.	*	40,315	66,520
Federated Investors, Inc., Class B	†	2,838	74,866
Franklin Resources, Inc.		4,782	530,324
Goldman Sachs Group, Inc. (The)		16,742	2,856,687
Invesco Ltd.	†	13,255	290,417
Janus Capital Group, Inc.	†	5,927	84,697
Legg Mason, Inc.	†	5,693	163,218
Morgan Stanley		44,479	1,302,790
Northern Trust Corp.		7,701	425,557
State Street Corp.		15,806	713,483
T. Rowe Price Group, Inc.		8,175	449,053
			9,083,188

Chemicals—1.9%
Air Products & Chemicals, Inc.		6,712	496,352
Airgas, Inc.		2,909	185,071
CF Industries Holdings, Inc.		1,456	132,758
Dow Chemical Co. (The)		36,589	1,081,937
E.I. Du Pont de Nemours & Co.		28,907	1,076,497
Eastman Chemical Co.		2,451	156,080
Ecolab, Inc.		7,552	331,910
FMC Corp.	†	2,512	152,076
International Flavors & Fragrances, Inc.		2,537	120,939
Monsanto Co.		17,475	1,248,065
PPG Industries, Inc.		5,256	343,742
Praxair, Inc.		9,812	814,396
Sigma-Aldrich Corp.		3,803	204,069
			6,343,892

Commercial Banks—3.1%
BB&T Corp.		21,779	705,422
Comerica, Inc.	†	5,493	208,954
Fifth Third Bancorp		25,320	344,099
First Horizon National Corp.	*	6,587	92,547
Huntington Bancshares, Inc./Ohio	†	18,397	98,792
KeyCorp		30,492	236,313
M&T Bank Corp.	†	2,789	221,391
Marshall & Ilsley Corp.	†	13,123	105,640
PNC Financial Services Group, Inc.		16,438	981,349
Regions Financial Corp.	†	40,205	315,609
SunTrust Banks, Inc.		15,909	426,202
U.S. Bancorp		61,205	1,583,985
Wells Fargo & Co.		164,869	5,130,723
Zions Bancorporation	†	3,760	82,043
			10,533,069

Commercial Services & Supplies—0.5%
Avery Dennison Corp.	†	3,386	123,284
Cintas Corp.	†	4,626	129,944
Iron Mountain, Inc.		5,413	148,316
Pitney Bowes, Inc.	†	7,101	173,620
R.R. Donnelley & Sons Co.		6,781	144,774
Republic Services, Inc.		10,271	298,065
Stericycle, Inc.	*	2,698	147,041
Waste Management, Inc.		15,740	541,928
			1,706,972

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint 500 Stock
Index Fund

		Shares	Value

COMMON STOCKS—(Continued)

Communications Equipment—2.5%
Cisco Systems, Inc.	*	182,416	$4,748,288
Harris Corp.		4,085	193,997
JDS Uniphase Corp.	*	5,902	73,952
Juniper Networks, Inc.	*	16,737	513,491
Motorola, Inc.	*	73,363	515,008
QUALCOMM, Inc.		53,239	2,235,506
Tellabs, Inc.		12,447	94,224
			8,374,466

Computers & Peripherals—5.7%
Apple, Inc.	*	28,873	6,783,134
Dell, Inc.	*	55,026	825,940
EMC Corp.	*	64,703	1,167,242
Hewlett-Packard Co.		75,009	3,986,728
International Business Machines Corp.		41,398	5,309,294
Lexmark International, Inc., Class A	*†	2,870	103,550
NetApp, Inc.	*	10,828	352,560
QLogic Corp.	*†	3,699	75,090
SanDisk Corp.	*	6,900	238,947
Teradata Corp.	*	5,336	154,157
Western Digital Corp.	*	7,157	279,051
			19,275,693

Construction & Engineering—0.2%
Fluor Corp.		5,633	261,991
Jacobs Engineering Group, Inc.	*†	3,849	173,936
Quanta Services, Inc.	*	6,807	130,422
			566,349

Construction Materials—0.1%
Vulcan Materials Co.		4,015	189,669

Consumer Finance—0.8%
American Express Co.		38,071	1,570,809
Capital One Financial Corp.		14,538	602,019
Discover Financial Services		17,059	254,179
SLM Corp.	*	16,076	201,272
			2,628,279

Containers & Packaging—0.2%
Ball Corp.	†	3,168	169,108
Bemis Co., Inc.		3,365	96,643
Owens-Illinois, Inc.	*	5,235	186,052
Pactiv Corp.	*	4,478	112,756
Sealed Air Corp.		5,101	107,529
			672,088

Distributors—0.1%
Genuine Parts Co.	†	4,973	210,059

Diversified Consumer Services—0.2%
Apollo Group, Inc., Class A	*	4,113	252,086
DeVry, Inc.		2,111	137,637
H&R Block, Inc.		10,479	186,526
			576,249

Diversified Financial Services—4.6%
Bank of America Corp.		319,386	5,701,040
Citigroup, Inc.	*	625,126	2,531,760
CME Group, Inc.		2,124	671,418
IntercontinentalExchange, Inc.	*	2,329	261,267
JPMorgan Chase & Co.		126,495	5,660,651
Leucadia National Corp.	*†	6,542	162,307
Moody’s Corp.		6,750	$200,813
NASDAQ OMX Group, Inc. (The)	*	4,996	105,516
NYSE Euronext		8,125	240,581
			15,535,353

Diversified Telecommunication Services—2.5%
AT&T, Inc.		188,074	4,859,832
CenturyTel, Inc.	†	9,480	336,161
Frontier Communications Corp.	†	10,409	77,443
Qwest Communications International, Inc.		46,229	241,315
Verizon Communications, Inc.		90,535	2,808,396
Windstream Corp.		13,511	147,135
			8,470,282

Electric Utilities—1.8%
Allegheny Energy, Inc.		5,053	116,219
American Electric Power Co., Inc.		15,232	520,630
Duke Energy Corp.		41,463	676,676
Edison International		10,394	355,163
Entergy Corp.		6,032	490,703
Exelon Corp.		21,089	923,909
FirstEnergy Corp.		9,733	380,463
FPL Group, Inc.		13,156	635,830
Northeast Utilities	†	5,272	145,718
Pepco Holdings, Inc.		7,419	127,236
Pinnacle West Capital Corp.		3,328	125,565
PPL Corp.		12,015	332,936
Progress Energy, Inc.		8,909	350,658
Southern Co.		25,462	844,320
			6,026,026

Electrical Equipment—0.5%
Emerson Electric Co.		24,047	1,210,526
First Solar, Inc.	*†	1,533	188,022
Rockwell Automation, Inc.		4,437	250,069
Roper Industries, Inc.		2,903	167,910
			1,816,527

Electronic Equipment, Instruments & Components—0.6%
Agilent Technologies, Inc.	*†	11,003	378,393
Amphenol Corp., Class A		5,455	230,147
Corning, Inc.		49,730	1,005,043
FLIR Systems, Inc.	*	5,021	141,592
Jabil Circuit, Inc.		6,753	109,331
Molex, Inc.	†	3,928	81,938
			1,946,444

Energy Equipment & Services—1.8%
Baker Hughes, Inc.	†	9,888	463,154
BJ Services Co.		9,394	201,032
Cameron International Corp.	*	7,574	324,622
Diamond Offshore Drilling, Inc.	†	2,210	196,270
FMC Technologies, Inc.	*†	3,828	247,404
Halliburton Co.		28,839	868,919
Helmerich & Payne, Inc.		3,364	128,101
Nabors Industries Ltd. (Bermuda)	*	8,842	173,568
National Oilwell Varco, Inc.		13,364	542,311
Rowan Cos., Inc.	*	4,160	121,098
Schlumberger Ltd.		38,362	2,434,452
Smith International, Inc.		7,823	334,981
			6,035,912

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint 500 Stock
Index Fund

		Shares	Value

COMMON STOCKS—(Continued)

Food & Staples Retailing—2.7%
Costco Wholesale Corp.		13,909	$830,506
CVS Caremark Corp.		44,325	1,620,522
Kroger Co. (The)		20,793	450,376
Safeway, Inc.		13,269	329,867
SUPERVALU, Inc.	†	7,553	125,984
Sysco Corp.		18,883	557,049
Walgreen Co.		31,761	1,178,016
Wal-Mart Stores, Inc.		68,046	3,783,358
Whole Foods Market, Inc.	*	5,363	193,872
			9,069,550

Food Products—1.8%
Archer-Daniels-Midland Co.	†	20,521	593,057
Campbell Soup Co.		6,126	216,554
ConAgra Foods, Inc.		14,092	353,286
Dean Foods Co.	*	6,452	101,232
General Mills, Inc.		10,405	736,570
H.J. Heinz Co.		10,062	458,928
Hershey Co. (The)		5,166	221,157
Hormel Foods Corp.	†	2,325	97,673
J.M. Smucker Co. (The)		3,807	229,410
Kellogg Co.		8,189	437,538
Kraft Foods, Inc., Class A	†	55,222	1,669,913
McCormick & Co., Inc.	†	4,418	169,475
Mead Johnson Nutrition Co.		6,117	318,268
Sara Lee Corp.		22,155	308,619
Tyson Foods, Inc., Class A		10,902	208,773
			6,120,453

Gas Utilities—0.2%
EQT Corp.		4,067	166,747
Nicor, Inc.	†	1,395	58,478
Oneok, Inc.		3,325	151,786
Questar Corp.	†	5,447	235,311
			612,322

Health Care Equipment & Supplies—1.9%
Baxter International, Inc.		19,287	1,122,503
Becton Dickinson and Co.		7,650	602,284
Boston Scientific Corp.	*	48,118	347,412
C.R. Bard, Inc.		3,108	269,215
CareFusion Corp.	*	5,412	143,039
DENTSPLY International, Inc.	†	4,513	157,278
Hospira, Inc.	*	5,127	290,445
Intuitive Surgical, Inc.	*	1,210	421,237
Medtronic, Inc.		35,433	1,595,548
St. Jude Medical, Inc.	*	10,673	438,127
Stryker Corp.	†	9,013	515,724
Varian Medical Systems, Inc.	*†	3,908	216,230
Zimmer Holdings, Inc.	*	6,839	404,869
			6,523,911

Health Care Providers & Services—2.1%
Aetna, Inc.		13,936	489,293
AmerisourceBergen Corp.		9,315	269,390
Cardinal Health, Inc.		11,475	413,444
CIGNA Corp.		8,692	317,953
Coventry Health Care, Inc.	*	4,426	109,411
DaVita, Inc.	*	3,244	205,670
Express Scripts, Inc.	*	8,775	892,944
Humana, Inc.	*	5,311	248,395
Laboratory Corp. of America Holdings	*†	3,448	261,048
McKesson Corp.		8,503	558,817
Medco Health Solutions, Inc.	*	14,800	$955,488
Patterson Cos., Inc.	†	2,852	88,555
Quest Diagnostics, Inc.	†	4,972	289,818
Tenet Healthcare Corp.	*	14,819	84,765
UnitedHealth Group, Inc.		37,198	1,215,259
WellPoint, Inc.	*	14,164	911,878
			7,312,128

Hotels, Restaurants & Leisure—1.5%
Carnival Corp.		13,990	543,931
Darden Restaurants, Inc.		4,663	207,690
International Game Technology		9,205	169,832
Marriott International, Inc., Class A	†	8,021	252,822
McDonald’s Corp.		34,414	2,296,102
Starbucks Corp.	*	23,547	571,486
Starwood Hotels & Resorts Worldwide, Inc.		5,831	271,958
Wyndham Worldwide Corp.		6,076	156,336
Wynn Resorts Ltd.	†	2,210	167,584
Yum! Brands, Inc.		14,903	571,232
			5,208,973

Household Durables—0.4%
D.R. Horton, Inc.	†	7,975	100,485
Fortune Brands, Inc.	†	4,681	227,075
Harman International Industries, Inc.	*	2,000	93,560
Leggett & Platt, Inc.	†	5,276	114,173
Lennar Corp., Class A	†	5,349	92,056
Newell Rubbermaid, Inc.		8,318	126,434
Pulte Group, Inc.	*	11,419	128,464
Stanley Black & Decker, Inc.		5,035	289,059
Whirlpool Corp.		2,303	200,937
			1,372,243

Household Products—2.4%
Clorox Co.		4,438	284,653
Colgate-Palmolive Co.		15,954	1,360,238
Kimberly-Clark Corp.		13,257	833,600
Procter & Gamble Co. (The)		92,543	5,855,196
			8,333,687

Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*	21,242	233,662
Constellation Energy Group, Inc.		6,423	225,511
NRG Energy, Inc.	*†	8,174	170,837
			630,010

Industrial Conglomerates—2.4%
3M Co.		22,360	1,868,625
General Electric Co.		339,321	6,175,642
Textron, Inc.	†	8,220	174,511
			8,218,778

Insurance—3.8%
Aflac, Inc.		14,947	811,473
Allstate Corp. (The)		17,130	553,470
American International Group, Inc.	*†	4,555	155,508
AON Corp.		8,752	373,798
Assurant, Inc.		4,173	143,468
Berkshire Hathaway, Inc., Class B	*	52,680	4,281,304
Chubb Corp.		10,501	544,477
Cincinnati Financial Corp.	†	5,643	163,083

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint 500 Stock
Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Genworth Financial, Inc., Class A	*	16,334	$299,565
Hartford Financial Services Group, Inc.		13,538	384,750
Lincoln National Corp.		10,268	315,227
Loews Corp.		11,610	432,821
Marsh & McLennan Cos., Inc.		16,709	408,034
MetLife, Inc.		26,189	1,135,031
Principal Financial Group, Inc.		10,148	296,423
Progressive Corp. (The)		21,649	413,279
Prudential Financial, Inc.		14,804	895,642
Torchmark Corp.	†	2,839	151,915
Travelers Cos., Inc. (The)		16,412	885,263
Unum Group		10,342	256,171
XL Capital Ltd., Class A (Bermuda)		10,674	201,739
			13,102,441

Internet & Catalog Retail—0.6%
Amazon.com, Inc.	*	10,889	1,477,964
Expedia, Inc.		6,542	163,288
priceline.com, Inc.	*†	1,347	343,485
			1,984,737

Internet Software & Services—1.9%
Akamai Technologies, Inc.	*†	5,181	162,735
eBay, Inc.	*	35,905	967,640
Google, Inc., Class A	*	7,684	4,356,905
Monster Worldwide, Inc.	*	4,065	67,519
VeriSign, Inc.	*†	6,165	160,352
Yahoo! Inc.	*	38,121	630,140
			6,345,291

IT Services—1.5%
Automatic Data Processing, Inc.		16,054	713,921
Cognizant Technology Solutions Corp., Class A	*	9,358	477,071
Computer Sciences Corp.	*	4,831	263,241
Fidelity National Information Services, Inc.	†	11,064	259,340
Fiserv, Inc.	*	4,834	245,374
Mastercard, Inc., Class A		3,068	779,272
Paychex, Inc.	†	10,243	314,460
SAIC, Inc.	*†	9,268	164,044
Total System Services, Inc.	†	7,089	111,014
Visa, Inc., Class A	†	13,908	1,266,045
Western Union Co. (The)		22,394	379,802
			4,973,584

Leisure Equipment & Products—0.1%
Eastman Kodak Co.	*	8,976	51,971
Hasbro, Inc.		4,244	162,460
Mattel, Inc.		11,270	256,280
			470,711

Life Sciences Tools & Services—0.4%
Life Technologies Corp.	*	5,618	293,653
Millipore Corp.	*	1,658	175,085
PerkinElmer, Inc.		4,019	96,054
Thermo Fisher Scientific, Inc.	*	13,046	671,086
Waters Corp.	*†	2,974	200,864
			1,436,742

Machinery—1.7%
Caterpillar, Inc.		19,882	1,249,584
Cummins, Inc.		6,431	398,400
Danaher Corp.		8,277	$661,415
Deere & Co.		13,522	804,018
Dover Corp.		5,924	276,947
Eaton Corp.		5,280	400,066
Flowserve Corp.		1,701	187,569
Illinois Tool Works, Inc.		12,307	582,859
PACCAR, Inc.		11,597	502,614
Pall Corp.		3,958	160,259
Parker Hannifin Corp.	†	5,113	331,016
Snap-On, Inc.		1,846	80,006
			5,634,753

Media—3.0%
CBS Corp., Class B		21,597	301,062
Comcast Corp., Class A		91,004	1,712,695
DIRECTV, Class A	*	30,041	1,015,686
Discovery Communications, Inc., Class A	*†	9,025	304,955
Gannett Co., Inc.		7,093	117,176
Interpublic Group of Cos., Inc.	*†	16,092	133,886
McGraw-Hill Cos., Inc. (The)		10,038	357,855
Meredith Corp.	†	1,189	40,914
New York Times Co. (The), Class A	*	4,417	49,161
News Corp., Class A		71,921	1,036,382
Omnicom Group, Inc.		9,914	384,762
Scripps Networks Interactive, Inc., Class A		3,006	133,316
Time Warner Cable, Inc.		11,253	599,897
Time Warner, Inc.		36,666	1,146,546
Viacom, Inc., Class B	*	19,394	666,766
Walt Disney Co. (The)		61,344	2,141,519
Washington Post Co. (The), Class B		218	96,831
			10,239,409

Metals & Mining—1.1%
AK Steel Holding Corp.		4,204	96,103
Alcoa, Inc.	†	31,102	442,892
Allegheny Technologies, Inc.	†	2,902	156,679
Cliffs Natural Resources, Inc.		3,964	281,246
Freeport-McMoRan Copper & Gold, Inc.		13,671	1,142,075
Newmont Mining Corp.		15,671	798,124
Nucor Corp.		10,044	455,797
Titanium Metals Corp.	*	2,725	45,208
United States Steel Corp.	†	4,478	284,443
			3,702,567

Multiline Retail—0.9%
Big Lots, Inc.	*	2,659	96,841
Family Dollar Stores, Inc.	†	4,909	179,719
J.C. Penney Co., Inc.		7,892	253,886
Kohl’s Corp.	*	9,763	534,817
Macy’s, Inc.		13,148	286,232
Nordstrom, Inc.	†	5,299	216,464
Sears Holdings Corp.	*†	1,559	169,042
Target Corp.		24,060	1,265,556
			3,002,557

Multi-Utilities—1.3%
Ameren Corp.		7,282	189,915
CenterPoint Energy, Inc.		13,038	187,226
CMS Energy Corp.	†	6,770	104,664
Consolidated Edison, Inc.		8,775	390,838
Dominion Resources, Inc.		19,034	782,488
DTE Energy Co.		5,148	229,601

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint 500 Stock
Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Integrys Energy Group, Inc.		2,588	$122,619
NiSource, Inc.		8,838	139,640
PG&E Corp.	†	11,841	502,295
Public Service Enterprise Group, Inc.		16,165	477,191
SCANA Corp.		3,301	124,085
Sempra Energy		7,832	390,817
TECO Energy, Inc.	†	7,055	112,104
Wisconsin Energy Corp.	†	4,032	199,221
Xcel Energy, Inc.		14,524	307,909
			4,260,613

Office Electronics—0.1%
Xerox Corp.		41,872	408,252

Oil, Gas & Consumable Fuels—9.0%
Anadarko Petroleum Corp.		15,692	1,142,848
Apache Corp.		10,743	1,090,414
Cabot Oil & Gas Corp.	†	3,632	133,658
Chesapeake Energy Corp.		20,491	484,407
Chevron Corp.		63,942	4,848,722
ConocoPhillips		47,493	2,430,217
Consol Energy, Inc.		6,999	298,577
Denbury Resources, Inc.	*	12,602	212,596
Devon Energy Corp.		14,197	914,713
El Paso Corp.		21,905	237,450
EOG Resources, Inc.		8,054	748,539
Exxon Mobil Corp.		150,427	10,075,600
Hess Corp.		9,298	581,590
Marathon Oil Corp.		22,628	715,950
Massey Energy Co.		2,509	131,196
Murphy Oil Corp.		6,084	341,860
Noble Energy, Inc.	†	5,531	403,763
Occidental Petroleum Corp.		25,963	2,194,912
Peabody Energy Corp.		8,538	390,187
Pioneer Natural Resources Co.		3,476	195,768
Range Resources Corp.		4,920	230,600
Southwestern Energy Co.	*	11,000	447,920
Spectra Energy Corp.		20,616	464,478
Sunoco, Inc.		3,836	113,968
Tesoro Corp.	†	4,285	59,561
Valero Energy Corp.		17,934	353,300
Williams Cos., Inc. (The)		18,597	429,591
XTO Energy, Inc.		18,554	875,378
			30,547,763

Paper & Forest Products—0.2%
International Paper Co.		13,803	339,692
MeadWestvaco Corp.	†	5,178	132,298
Weyerhaeuser Co.		6,733	304,803
			776,793

Personal Products—0.2%
Avon Products, Inc.		13,632	461,716
Estee Lauder Cos., Inc. (The), Class A		3,672	238,202
			699,918

Pharmaceuticals—6.0%
Abbott Laboratories		49,514	2,608,398
Allergan, Inc.		9,828	641,965
Bristol-Myers Squibb Co.		55,255	1,475,308
Eli Lilly & Co.	†	32,358	1,172,007
Forest Laboratories, Inc.	*	9,614	301,495
Johnson & Johnson		87,932	5,733,166
King Pharmaceuticals, Inc.	*	7,229	85,013
Merck & Co., Inc.		99,131	$3,702,543
Mylan, Inc.	*†	9,791	222,354
Pfizer, Inc.		257,181	4,410,654
Watson Pharmaceuticals, Inc.	*	3,165	132,202
			20,485,105

Professional Services—0.1%
Dun & Bradstreet Corp.		1,587	118,104
Equifax, Inc.		4,486	160,599
Robert Half International, Inc.		5,293	161,066
			439,769

Real Estate Investment Trusts (REITs)—1.2%
Apartment Investment & Management Co., Class A REIT	†	3,454	63,588
AvalonBay Communities, Inc. REIT	†	2,492	215,184
Boston Properties, Inc. REIT	†	4,416	333,143
Equity Residential REIT		8,727	341,662
HCP, Inc. REIT	†	9,339	308,187
Health Care REIT, Inc. REIT		4,035	182,503
Host Hotels & Resorts, Inc. REIT		19,289	282,584
Kimco Realty Corp. REIT		13,174	206,041
Plum Creek Timber Co., Inc. REIT	†	5,574	216,884
ProLogis REIT	†	15,475	204,270
Public Storage REIT	†	4,324	397,765
Simon Property Group, Inc. REIT	†	9,111	764,413
Ventas, Inc. REIT		4,896	232,462
Vornado Realty Trust REIT	†	4,998	378,349
			4,127,035

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A	*	9,194	145,725

Road & Rail—0.7%
CSX Corp.		12,529	637,726
Norfolk Southern Corp.		11,750	656,708
Ryder System, Inc.		1,762	68,295
Union Pacific Corp.		16,136	1,182,769
			2,545,498

Semiconductors & Semiconductor Equipment—2.5%
Advanced Micro Devices, Inc.	*†	17,355	160,881
Altera Corp.	†	9,193	223,482
Analog Devices, Inc.		9,288	267,680
Applied Materials, Inc.		42,616	574,464
Broadcom Corp., Class A		13,772	456,955
Intel Corp.		176,116	3,920,342
KLA-Tencor Corp.		5,322	164,556
Linear Technology Corp.	†	6,936	196,150
LSI Corp.	*	19,354	118,446
MEMC Electronic Materials, Inc.	*†	7,971	122,195
Microchip Technology, Inc.	†	5,876	165,468
Micron Technology, Inc.	*	26,944	279,948
National Semiconductor Corp.	†	7,438	107,479
Novellus Systems, Inc.	*	3,117	77,925
NVIDIA Corp.	*	17,446	303,212
Teradyne, Inc.	*†	6,358	71,019
Texas Instruments, Inc.		40,363	987,683
Xilinx, Inc.	†	8,854	225,777
			8,423,662

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint 500 Stock
Index Fund

			Shares	Value

COMMON STOCKS—(Continued)

Software—4.0%
Adobe Systems, Inc.		*	16,778	$593,438
Autodesk, Inc.		*	7,352	216,296
BMC Software, Inc.		*	5,758	218,804
CA, Inc.			12,683	297,670
Citrix Systems, Inc.		*	5,854	277,890
Compuware Corp.		*	9,006	75,651
Electronic Arts, Inc.		*	10,046	187,458
Intuit, Inc.		*	10,297	353,599
McAfee, Inc.		*	5,048	202,576
Microsoft Corp.			243,192	7,118,230
Novell, Inc.		*	11,821	70,808
Oracle Corp.			125,099	3,213,793
Red Hat, Inc.		*	5,716	167,307
Salesforce.com, Inc.		*†	3,516	261,766
Symantec Corp.		*	26,008	440,055
				13,695,341

Specialty Retail—2.0%
Abercrombie & Fitch Co., Class A			2,804	127,975
AutoNation, Inc.		*†	3,434	62,087
AutoZone, Inc.		*	966	167,205
Bed Bath & Beyond, Inc.		*	8,349	365,352
Best Buy Co., Inc.			10,902	463,771
GameStop Corp., Class A		*†	4,873	106,767
Gap, Inc. (The)			15,228	351,919
Home Depot, Inc.			54,570	1,765,340
Limited Brands, Inc.			8,268	203,558
Lowe’s Cos., Inc.			47,282	1,146,116
Office Depot, Inc.		*	8,714	69,538
O’Reilly Automotive, Inc.		*	4,154	173,263
RadioShack Corp.			3,908	88,438
Ross Stores, Inc.			3,787	202,491
Sherwin-Williams Co. (The)		†	3,050	206,424
Staples, Inc.			23,080	539,841
Tiffany & Co.			3,768	178,942
TJX Cos., Inc.			13,539	575,678
Urban Outfitters, Inc.		*	4,083	155,277
				6,949,982

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.			10,146	400,970
NIKE, Inc., Class B			12,432	913,752
Polo Ralph Lauren Corp.			1,954	166,168
V.F. Corp.			2,834	227,145
				1,708,035

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		†	14,713	208,336
People’s United Financial, Inc.			10,841	169,553
				377,889

Tobacco—1.5%
Altria Group, Inc.			66,299	1,360,456
Lorillard, Inc.			5,271	396,590
Philip Morris International, Inc.			59,952	3,127,096
Reynolds American, Inc.			5,384	290,628
				5,174,770

Trading Companies & Distributors—0.1%
Fastenal Co.		†	4,379	210,148
W.W. Grainger, Inc.			1,952	211,050
				421,198

Wireless Telecommunication Services—0.3%
American Tower Corp., Class A		*	12,605	$537,099
MetroPCS Communications, Inc.		*†	8,843	62,608
Sprint Nextel Corp.		*†	94,690	359,822
				959,529

TOTAL COMMON STOCKS
(Cost $240,844,136)				336,553,703

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—0.1%

U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.150%	06/10/2010	‡‡
(Cost $304,911)			$305,000	304,921

			Shares	Value

CASH EQUIVALENTS—6.4%

Institutional Money Market Funds—6.4%
Dreyfus Institutional Cash Advantage Fund		††	3,500,000	3,500,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			3,162,856	3,162,856
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		††	1,100,051	1,100,051
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class		††	3,500,000	3,500,000
Short-Term Investments Trust Liquid Assets Portfolio		††	3,500,000	3,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class		††	3,500,000	3,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class		††	3,500,000	3,500,000

TOTAL CASH EQUIVALENTS
(Cost $21,762,907)				21,762,907

TOTAL INVESTMENTS—105.4%
(Cost $262,911,954)				358,621,531
Other assets less liabilities—(5.4%)				(18,369,766)

NET ASSETS—100.0%				$340,251,765

Legend to the Schedule of Investments:
REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—102.8%

Aerospace & Defense—2.4%
AAR Corp.	*†	1,489	$36,957
Alliant Techsystems, Inc.	*†	1,550	126,015
American Science & Engineering, Inc.		435	32,590
Applied Signal Technology, Inc.	†	1,237	24,220
BE Aerospace, Inc.	*†	2,393	72,867
Boeing Co. (The)		17,724	1,286,940
Ceradyne, Inc.	*	1,867	42,362
Cubic Corp.	†	476	17,136
Curtiss-Wright Corp.	†	2,112	73,498
Esterline Technologies Corp.	*	1,049	51,852
GenCorp, Inc.	*†	1,629	9,383
General Dynamics Corp.		13,610	1,050,692
Goodrich Corp.		4,882	344,279
HEICO Corp., Class A		878	34,839
Hexcel Corp.	*†	4,757	68,691
Honeywell International, Inc.		26,085	1,180,868
ITT Corp.		6,885	369,105
Kratos Defense & Security Solutions, Inc.	*	239	3,411
L-3 Communications Holdings, Inc.		5,024	460,349
Ladish Co., Inc.	*	900	18,144
Lockheed Martin Corp.		12,495	1,039,834
Moog, Inc., Class A	*	1,446	51,217
Northrop Grumman Corp.		10,323	676,879
Orbital Sciences Corp.	*	2,123	40,358
Precision Castparts Corp.		5,136	650,783
Raytheon Co.		15,092	862,055
Rockwell Collins, Inc.		6,041	378,106
Spirit Aerosystems Holdings, Inc., Class A	*	2,103	49,168
Stanley, Inc.	*	911	25,772
Taser International, Inc.	*	2,292	13,431
Teledyne Technologies, Inc.	*†	1,228	50,680
Triumph Group, Inc.		822	57,614
United Technologies Corp.		32,676	2,405,280
			11,605,375

Air Freight & Logistics—0.7%
Air T, Inc.		1,352	15,372
Atlas Air Worldwide Holdings, Inc.	*	600	31,830
C.H. Robinson Worldwide, Inc.		6,357	355,039
Expeditors International of Washington, Inc.		8,772	323,862
FedEx Corp.		10,275	959,685
Forward Air Corp.	†	1,431	37,635
HUB Group, Inc., Class A	*	2,400	67,152
Pacer International, Inc.	*	1,664	10,017
United Parcel Service, Inc., Class B		23,416	1,508,225
UTi Worldwide, Inc. (Virgin Islands, British)		2,208	33,827
			3,342,644

Airlines—0.2%
AirTran Holdings, Inc.	*†	3,168	16,093
Alaska Air Group, Inc.	*†	1,343	55,372
AMR Corp.	*	6,672	60,782
Continental Airlines, Inc., Class B	*†	2,723	59,824
Delta Air Lines, Inc.	*	25,505	372,118
ExpressJet Holdings, Inc.	*	263	992
JetBlue Airways Corp.	*†	6,414	35,790
Skywest, Inc.		2,390	$34,129
Southwest Airlines Co.		7,926	104,782
UAL Corp.	*†	3,500	68,425
US Airways Group, Inc.	*†	8,660	63,651
			871,958

Auto Components—0.3%
American Axle & Manufacturing Holdings, Inc.	*	2,113	21,088
Amerigon, Inc.	*	2,107	21,302
ArvinMeritor, Inc.	*†	2,791	37,260
BorgWarner, Inc.	*	4,548	173,643
Cooper Tire & Rubber Co.		3,066	58,315
Dana Holding Corp.	*	2,450	29,106
Fuel Systems Solutions, Inc.	*†	769	24,577
Gentex Corp.		6,594	128,055
Goodyear Tire & Rubber Co. (The)	*	7,281	92,032
Johnson Controls, Inc.		18,909	623,808
Modine Manufacturing Co.	*	1,208	13,578
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,809	1,882
Shiloh Industries, Inc.	*	1,441	8,142
Strattec Security Corp.	*	123	2,499
Superior Industries International, Inc.		1,102	17,720
Tenneco, Inc.	*	1,600	37,840
TRW Automotive Holdings Corp.	*	900	25,722
			1,316,569

Automobiles—0.4%
Ford Motor Co.	*†	122,116	1,534,998
Harley-Davidson, Inc.		9,017	253,107
Thor Industries, Inc.		1,221	36,886
Winnebago Industries, Inc.	*†	1,432	20,922
			1,845,913

Beverages—2.2%
Brown-Forman Corp., Class B		4,876	289,878
Central European Distribution Corp. (Poland)	*	652	22,827
Coca-Cola Bottling Co. Consolidated	†	437	25,635
Coca-Cola Co. (The)		86,130	4,737,150
Coca-Cola Enterprises, Inc.		10,775	298,037
Constellation Brands, Inc., Class A	*	8,096	133,098
Dr. Pepper Snapple Group, Inc.		9,896	348,042
Hansen Natural Corp.	*	2,680	116,258
Molson Coors Brewing Co., Class B		5,822	244,873
PepsiCo, Inc.		65,920	4,361,267
			10,577,065

Biotechnology—1.9%
Aastrom Biosciences, Inc.	*†	411	678
Abraxis Bioscience, Inc.	*	439	22,718
Acorda Therapeutics, Inc.	*	674	23,051
Alexion Pharmaceuticals, Inc.	*	2,350	127,769
Alkermes, Inc.	*†	3,579	46,420
Allos Therapeutics, Inc.	*†	3,978	29,557
Alnylam Pharmaceuticals, Inc.	*	2,390	40,678
AMAG Pharmaceuticals, Inc.	*†	834	29,115
Amgen, Inc.	*	42,692	2,551,274
Amylin Pharmaceuticals, Inc.	*	4,036	90,770
Anadys Pharmaceuticals, Inc.	*	3,242	8,235
Antigenics, Inc.	*	1,707	1,240

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
ARCA Biopharma, Inc.	*†	57	$311
Arena Pharmaceuticals, Inc.	*†	1,439	4,461
Ariad Pharmaceuticals, Inc.	*†	1,662	5,651
Arqule, Inc.	*†	864	4,977
Array Biopharma, Inc.	*†	4,333	11,872
AVI BioPharma, Inc.	*†	2,400	2,856
Avigen, Inc. (Escrow Shares)	*‡δ	1,009	—
Biogen Idec, Inc.	*	10,173	583,523
BioMarin Pharmaceutical, Inc.	*†	3,587	83,828
Biosante Pharmaceuticals, Inc.	*	300	537
Celera Corp.	*†	3,028	21,499
Celgene Corp.	*	19,373	1,200,351
Cell Therapeutics, Inc.	*†	34	18
Celldex Therapeutics, Inc.	*†	429	2,634
Cephalon, Inc.	*†	2,647	179,414
Cepheid, Inc.	*†	4,930	86,176
Clinical Data, Inc.	*	1,998	38,761
Cubist Pharmaceuticals, Inc.	*	1,762	39,715
CytRx Corp.	*†	4,200	4,662
Dendreon Corp.	*	4,737	172,758
Emergent Biosolutions, Inc.	*	1,319	22,146
Entremed, Inc.	*	1,390	945
Enzon Pharmaceuticals, Inc.	*†	1,765	17,968
EPIX Pharmaceuticals, Inc.	*	640	7
Exact Sciences Corp.	*	1,250	5,563
Exelixis, Inc.	*†	2,695	16,359
Facet Biotech Corp.	*	768	20,728
Genaera Corp.	*‡δ	797	—
Genomic Health, Inc.	*†	1,284	22,586
Genzyme Corp.	*	10,347	536,285
Geron Corp.	*†	4,719	26,804
Gilead Sciences, Inc.	*	38,028	1,729,513
GTC Biotherapeutics, Inc.	*	398	219
GTx, Inc.	*†	200	668
Halozyme Therapeutics, Inc.	*	6,362	50,832
Hemispherx Biopharma, Inc.	*†	920	681
Human Genome Sciences, Inc.	*	5,938	179,328
Immunogen, Inc.	*†	1,323	10,703
Immunomedics, Inc.	*†	2,141	7,108
Incyte Corp. Ltd.	*†	3,102	43,304
InterMune, Inc.	*	1,586	70,688
Isis Pharmaceuticals, Inc.	*†	2,216	24,199
Keryx Biopharmaceuticals, Inc.	*†	5,221	14,306
Lexicon Pharmaceuticals, Inc.	*†	2,343	3,468
Ligand Pharmaceuticals, Inc., Class B	*	4,898	8,572
MannKind Corp.	*†	4,492	29,468
Martek Biosciences Corp.	*	1,148	25,841
Maxygen, Inc.	*	1,231	8,088
MediciNova, Inc.	*	88	661
Medivation, Inc.	*†	1,731	18,158
Momenta Pharmaceuticals, Inc.	*†	2,618	39,191
Myriad Genetics, Inc.	*	4,124	99,182
Myriad Pharmaceuticals, Inc.	*	1,031	4,660
Nabi Biopharmaceuticals	*	1,995	10,913
Neurobiological Technologies, Inc.	*	448	31
Neurocrine Biosciences, Inc.	*	1,479	3,771
Novavax, Inc.	*†	1,550	3,580
NPS Pharmaceuticals, Inc.	*	1,660	8,366
Onyx Pharmaceuticals, Inc.	*	1,361	41,211
Orthologic Corp.	*	1,516	1,364
OSI Pharmaceuticals, Inc.	*	1,329	79,142
Osiris Therapeutics, Inc.	*†	1,402	10,375
PDL BioPharma, Inc.		3,841	23,853
Peregrine Pharmaceuticals, Inc.	*†	1,823	5,615
Pharmasset, Inc.	*†	1,946	$52,153
Poniard Pharmaceuticals, Inc.	*†	396	455
Progenics Pharmaceuticals, Inc.	*	793	4,227
Regeneron Pharmaceuticals, Inc.	*†	2,632	69,722
Rigel Pharmaceuticals, Inc.	*	1,882	15,000
RXi Pharmaceuticals Corp.	*†	209	953
Savient Pharmaceuticals, Inc.	*†	1,538	22,224
Sciclone Pharmaceuticals, Inc.	*	1,700	6,001
SIGA Technologies, Inc.	*†	4,649	30,823
Telik, Inc.	*	1,748	1,450
Theravance, Inc.	*†	3,224	42,944
Trimeris, Inc.	*	1,214	2,974
United Therapeutics Corp.	*	1,828	101,143
Vanda Pharmaceuticals, Inc.	*†	2,680	30,927
Vertex Pharmaceuticals, Inc.	*†	5,197	212,401
Vion Pharmaceuticals, Inc.	*	450	63
XOMA Ltd.	*	4,976	2,842
Zymogenetics, Inc.	*	2,343	13,425
			9,251,686

Building Products—0.1%
American Woodmark Corp.	†	800	15,512
Ameron International Corp.	†	542	34,086
Apogee Enterprises, Inc.	†	1,250	19,762
Gibraltar Industries, Inc.	*†	1,188	14,981
Griffon Corp.	*	1,288	16,048
Lennox International, Inc.	†	2,437	108,008
Masco Corp.		15,650	242,888
NCI Building Systems, Inc.	*	246	2,716
Owens Corning, Inc.	*	1,100	27,984
Quanex Building Products Corp.		1,671	27,622
Simpson Manufacturing Co., Inc.		2,084	57,852
Trex Co., Inc.	*	731	15,563
U.S. Home Systems, Inc.	*	1,291	3,576
Universal Forest Products, Inc.	†	1,121	43,181
USG Corp.	*†	3,348	57,452
			687,231

Capital Markets—2.9%
Affiliated Managers Group, Inc.	*†	1,354	106,966
Ameriprise Financial, Inc.	†	9,235	418,900
Bank of New York Mellon Corp. (The)		47,752	1,474,582
BGC Partners, Inc., Class A		7,270	44,420
BlackRock, Inc.		1,892	412,002
Calamos Asset Management, Inc., Class A	†	1,800	25,812
Charles Schwab Corp. (The)	†	37,877	707,921
Deerfield Capital Corp.	*	342	2,007
Diamond Hill Investment Group, Inc.		331	22,707
E*Trade Financial Corp.	*	192,923	318,323
Eaton Vance Corp.	†	5,282	177,158
Federated Investors, Inc., Class B	†	3,745	98,793
Franklin Resources, Inc.		7,589	841,620
GAMCO Investors, Inc., Class A		558	25,389
GFI Group, Inc.	†	2,520	14,566
GLG Partners, Inc.	*†	9,550	29,318
Goldman Sachs Group, Inc. (The)		22,501	3,839,346
Greenhill & Co., Inc.		495	40,634
International Assets Holding Corp.	*	507	7,590
Invesco Ltd.		16,610	363,925
Investment Technology Group, Inc.	*†	2,078	34,682
Janus Capital Group, Inc.	†	6,411	91,613
Jefferies Group, Inc.	†	4,678	110,728

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
KBW, Inc.	*†	1,604	$43,148
Knight Capital Group, Inc., Class A	*	4,630	70,607
LaBranche & Co., Inc.	*	2,588	13,613
Legg Mason, Inc.	†	5,850	167,719
MF Global Holdings Ltd.	*†	2,928	23,629
Morgan Stanley		50,327	1,474,078
Northern Trust Corp.		8,495	469,434
optionsXpress Holdings, Inc.	*	1,914	31,179
Piper Jaffray Cos.	*†	963	38,809
Raymond James Financial, Inc.	†	3,472	92,841
Safeguard Scientifics, Inc.	*†	678	8,814
SEI Investments Co.		5,918	130,018
State Street Corp.		19,892	897,925
Stifel Financial Corp.	*†	1,588	85,355
SWS Group, Inc.	†	1,323	15,254
T. Rowe Price Group, Inc.		11,032	605,988
TD Ameritrade Holding Corp.	*	13,211	251,802
Teton Advisors, Inc., Class A		8	92
TradeStation Group, Inc.	*†	1,690	11,847
Virtus Investment Partners, Inc.	*	210	4,376
Waddell & Reed Financial, Inc., Class A	†	3,971	143,115
Westwood Holdings Group, Inc.	†	1,027	37,794
			13,826,439

Chemicals—2.1%
A. Schulman, Inc.	†	1,444	35,335
Air Products & Chemicals, Inc.		8,040	594,558
Airgas, Inc.		3,075	195,631
Albemarle Corp.	†	3,712	158,243
Ampal-American Israel Corp., Class A	*†	1,391	3,867
Arch Chemicals, Inc.	†	1,211	41,646
Ashland, Inc.		3,276	172,875
Cabot Corp.		2,693	81,867
Calgon Carbon Corp.	*	3,184	54,510
Celanese Corp., Class A		5,993	190,877
CF Industries Holdings, Inc.		2,332	212,632
Cytec Industries, Inc.		1,644	76,841
Dow Chemical Co. (The)		42,556	1,258,381
E.I. Du Pont de Nemours & Co.		35,437	1,319,674
Eastman Chemical Co.		3,211	204,476
Ecolab, Inc.		6,657	292,575
Ferro Corp.	*	1,818	15,980
FMC Corp.	†	3,336	201,961
Georgia Gulf Corp.	*	50	924
H.B. Fuller Co.		2,570	59,650
Huntsman Corp.		2,600	31,330
International Flavors & Fragrances, Inc.		3,885	185,198
Intrepid Potash, Inc.	*†	1,172	35,547
Koppers Holdings, Inc.	†	1,582	44,802
Kronos Worldwide, Inc.	*†	1,131	16,569
Landec Corp.	*	986	6,537
LSB Industries, Inc.	*	1,411	21,504
Lubrizol Corp.		1,819	166,839
Minerals Technologies, Inc.		868	44,997
Monsanto Co.		21,746	1,553,099
Mosaic Co. (The)		5,740	348,820
Nalco Holding Co.		3,074	74,790
NewMarket Corp.		378	38,930
NL Industries, Inc.	†	2,111	18,112
Olin Corp.	†	2,796	54,858
OM Group, Inc.	*†	1,147	38,860
Omnova Solutions, Inc.	*	6,478	50,852
Penford Corp.	*†	785	$8,046
PolyOne Corp.	*	2,862	29,307
PPG Industries, Inc.		5,657	369,968
Praxair, Inc.		12,623	1,047,709
Quaker Chemical Corp.		483	13,094
RPM International, Inc.		4,832	103,115
Scotts Miracle-Gro Co. (The), Class A		1,662	77,034
Sensient Technologies Corp.	†	2,027	58,905
Sigma-Aldrich Corp.		4,956	265,939
Spartech Corp.	*†	1,451	16,977
Stepan Co.	†	556	31,075
Terra Industries, Inc.		2,513	114,995
Valhi, Inc.		511	10,056
Valspar Corp.		3,724	109,784
W.R. Grace & Co.	*	4,200	116,592
Zep, Inc.		936	20,480
			10,297,223

Commercial Banks—3.3%
1st Source Corp.	†	1,180	20,709
Alliance Bankshares Corp.	*	744	1,897
Amcore Financial, Inc.	*†	1,352	614
Associated Banc-Corp	†	5,110	70,518
BancFirst Corp.		642	26,906
BancorpSouth, Inc.	†	3,611	75,687
BancTrust Financial Group, Inc.	†	1,600	7,760
Bank of Hawaii Corp.	†	1,898	85,315
BB&T Corp.	†	25,584	828,666
BOK Financial Corp.	†	1,765	92,557
Boston Private Financial Holdings, Inc.		1,297	9,559
Bryn Mawr Bank Corp.	†	1,058	19,203
Capital Bank Corp.		1,282	5,718
Capital City Bank Group, Inc.	†	1,113	15,860
CapitalSource, Inc.		4,975	27,810
Cardinal Financial Corp.		1,142	12,197
Cascade Bancorp	*†	2,191	1,205
Cascade Financial Corp.	†	1,063	2,083
Cathay General Bancorp	†	2,082	24,255
Catskill Litigation Trust	*‡δ	582	—
Central Pacific Financial Corp.	*†	929	1,561
Chemical Financial Corp.	†	1,552	36,658
Citizens Republic Bancorp, Inc.	*	4,000	4,720
City Bank/Washington	*†	1,645	1,859
City Holding Co.	†	250	8,572
City National Corp./California	†	1,548	83,546
CoBiz Financial, Inc.	†	1,063	6,622
Comerica, Inc.		5,587	212,529
Commerce Bancshares, Inc./Missouri		2,471	101,657
Community Bank System, Inc.	†	1,402	31,938
Community Trust Bancorp, Inc.	†	665	18,015
Cullen/Frost Bankers, Inc.		2,502	139,612
CVB Financial Corp.	†	4,084	40,554
East West Bancorp, Inc.		2,200	38,324
Eastern Virginia Bankshares, Inc.		700	5,285
Fidelity Southern Corp.	*†	1,420	8,108
Fifth Third Bancorp		47,320	643,079
Financial Institutions, Inc.		749	10,950
First BanCorp. (Puerto Rico)	†	3,246	7,823
First Bancorp/North Carolina	†	643	8,693
First Busey Corp.		2,407	10,639
First Citizens BancShares, Inc./North Carolina, Class A		254	50,485
First Commonwealth Financial Corp.		2,619	17,573
First Financial Bancorp		1,895	33,712

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
First Financial Bankshares, Inc.	†	333	$17,166
First Horizon National Corp.	*	8,335	117,101
First Merchants Corp.	†	874	6,083
First Midwest Bancorp, Inc./Illinois		2,002	27,127
First of Long Island Corp. (The)	†	986	23,763
FirstMerit Corp.	†	3,950	85,202
FNB Corp./Pennsylvania		3,344	27,120
Frontier Financial Corp.	*†	225	436
Fulton Financial Corp.	†	6,533	66,571
Glacier Bancorp, Inc.	†	1,771	26,972
Guaranty Bancorp	*	5,300	8,427
Hancock Holding Co.	†	1,041	43,524
Hanmi Financial Corp.	*†	3,600	8,640
Harleysville National Corp.		1,599	10,713
Heritage Financial Corp./Washington	*	332	5,010
Home Bancshares, Inc./Arkansas	†	1,064	28,132
Huntington Bancshares, Inc./Ohio		13,268	71,249
IBERIABANK Corp.		966	57,970
Independent Bank Corp./Massachusetts	†	874	21,553
Independent Bank Corp./Michigan	†	2,079	1,455
Integra Bank Corp.	†	848	526
International Bancshares Corp.	†	3,248	74,672
KeyCorp	†	27,431	212,590
M&T Bank Corp.	†	3,305	262,351
Marshall & Ilsley Corp.		45,603	367,104
MB Financial, Inc.	†	931	20,975
Merchants Bancshares, Inc.	†	571	12,396
Midsouth Bancorp, Inc.		522	8,613
MidWestOne Financial Group, Inc.		552	6,508
National Penn Bancshares, Inc.	†	2,758	19,030
NBT Bancorp, Inc.		1,000	22,850
Northern States Financial Corp.	*	772	2,548
Old National Bancorp/Indiana	†	3,552	42,446
Pacific Capital Bancorp	*†	1,724	3,120
Pacific Premier Bancorp, Inc.	*	976	4,782
PacWest Bancorp		894	20,401
Park National Corp.	†	728	45,362
Peoples Bancorp, Inc./Ohio		814	13,415
Peoples Financial Corp./Mississippi		883	13,219
Pinnacle Financial Partners, Inc.	*†	1,818	27,470
PNC Financial Services Group, Inc.		22,717	1,356,205
Popular, Inc. (Puerto Rico)	*	10,296	29,961
PrivateBancorp, Inc.		1,200	16,440
Prosperity Bancshares, Inc.	†	2,300	94,300
Regions Financial Corp.	†	41,501	325,783
Republic Bancorp, Inc./Kentucky, Class A	†	1,603	30,201
Royal Bancshares of Pennsylvania, Inc., Class A	*	882	2,179
S&T Bancorp, Inc.	†	955	19,959
Sandy Spring Bancorp, Inc.	†	344	5,160
Santander BanCorp (Puerto Rico)	*†	1,280	15,706
Shore Bancshares, Inc.		826	11,770
Signature Bank/New York	*	1,900	70,395
Simmons First National Corp., Class A		911	25,116
South Financial Group, Inc. (The)		2,799	1,935
Sterling Bancorp/New York	†	1,476	$14,834
Sterling Bancshares, Inc./Texas		2,422	13,515
Sterling Financial Corp./Washington	*†	2,577	1,469
Suffolk Bancorp	†	1,100	33,781
SunTrust Banks, Inc.		19,144	512,868
Superior Bancorp	*†	223	707
Susquehanna Bancshares, Inc.	†	2,932	28,763
SVB Financial Group	*	1,437	67,050
Synovus Financial Corp.		10,920	35,927
TCF Financial Corp.	†	6,104	97,298
Texas Capital Bancshares, Inc.	*†	2,821	53,571
Tompkins Financial Corp.	†	730	26,630
TowneBank/Virginia	†	1,406	19,628
Trustmark Corp.	†	2,435	59,487
U.S. Bancorp		76,378	1,976,663
UMB Financial Corp.	†	1,211	49,167
Umpqua Holdings Corp.		1,151	15,262
United Bankshares, Inc.	†	2,134	55,953
United Community Banks, Inc./Georgia	*	2,272	10,020
Valley National Bancorp	†	5,962	91,636
W Holding Co., Inc. (Puerto Rico)	*†	161	1,612
Washington Trust Bancorp, Inc.		500	9,320
Webster Financial Corp.		2,393	41,854
Wells Fargo & Co.		186,153	5,793,081
WesBanco, Inc.	†	1,699	27,626
Westamerica Bancorporation	†	1,628	93,854
Western Alliance Bancorp	*	1,400	7,966
Whitney Holding Corp./Louisiana	†	2,371	32,696
Wilmington Trust Corp.	†	3,204	53,090
Wintrust Financial Corp.		1,017	37,843
Zions Bancorporation	†	5,053	110,256
			16,064,162

Commercial Services & Supplies—0.7%
ABM Industries, Inc.		2,291	48,569
ACCO Brands Corp.	*†	1,319	10,104
APAC Customer Services, Inc.	*	1,972	11,339
ATC Technology Corp.	*	603	10,348
Avery Dennison Corp.		3,924	142,873
Bowne & Co., Inc.	†	1,632	18,213
Brink’s Co. (The)		2,084	58,831
Cenveo, Inc.	*†	4,741	41,057
Cintas Corp.	†	5,365	150,703
Clean Harbors, Inc.	*	1,207	67,061
Consolidated Graphics, Inc.	*	776	32,134
Copart, Inc.	*	3,582	127,519
Corrections Corp. of America	*†	5,700	113,202
Courier Corp.		424	7,000
Covanta Holding Corp.	*†	4,185	69,722
Deluxe Corp.	†	2,098	40,743
EnergySolutions, Inc.		4,049	26,035
Ennis, Inc.	†	695	11,308
G&K Services, Inc., Class A	†	1,008	26,087
Geo Group, Inc. (The)	*	2,456	48,678
Healthcare Services Group, Inc.	†	3,735	83,627
Herman Miller, Inc.	†	3,155	56,979
HNI Corp.		2,512	66,895
Interface, Inc., Class A	†	3,357	38,874
Iron Mountain, Inc.		7,146	195,800
Kimball International, Inc., Class B		1,500	10,425
Knoll, Inc.	†	2,701	30,386
M&F Worldwide Corp.	*	780	23,868
McGrath Rentcorp	†	916	22,195

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Mine Safety Appliances Co.	†	1,444	$40,374
Mobile Mini, Inc.	*†	2,000	30,980
Perma-Fix Environmental Services, Inc.	*	5,502	12,325
Pitney Bowes, Inc.	†	9,192	224,744
R.R. Donnelley & Sons Co.		8,887	189,737
Republic Services, Inc.		13,363	387,794
Rollins, Inc.		991	21,485
Standard Register Co. (The)	†	1,650	8,828
Steelcase, Inc., Class A	†	1,992	12,888
Stericycle, Inc.	*†	3,138	171,021
Sykes Enterprises, Inc.	*	1,423	32,501
Tetra Tech, Inc.	*	2,114	48,707
TRC Cos., Inc.	*	327	958
United Stationers, Inc.	*	1,278	75,210
Viad Corp.	†	937	19,255
Virco Mfg. Corp.		799	3,044
Waste Connections, Inc.	*†	2,362	80,214
Waste Management, Inc.		18,020	620,429
			3,571,069

Communications Equipment—2.6%
3Com Corp.	*	14,501	111,513
ADC Telecommunications, Inc.	*†	4,773	34,891
ADTRAN, Inc.	†	3,197	84,241
Alliance Fiber Optic Products, Inc.	†	4,817	6,936
AltiGen Communications, Inc.	*	4,109	2,876
Anaren, Inc.	*	813	11,577
Arris Group, Inc.	*	3,613	43,392
Aviat Networks, Inc.	*	2,182	14,467
Black Box Corp.	†	865	26,607
Blonder Tongue Laboratories, Inc.	*	2,285	2,399
Blue Coat Systems, Inc.	*†	1,072	33,275
Brocade Communications Systems, Inc.	*	14,008	79,986
Ciena Corp.	*†	5,950	90,678
Cisco Systems, Inc.	*	233,150	6,068,895
CommScope, Inc.	*	2,812	78,792
Comtech Telecommunications Corp.	*†	1,350	43,187
Digi International, Inc.	*	1,976	21,025
Ditech Networks, Inc.	*	1,360	2,217
EchoStar Corp., Class A	*	1,877	38,066
Emcore Corp.	*†	1,219	1,475
EMS Technologies, Inc.	*†	960	15,936
Emulex Corp.	*	3,408	45,258
EndWave Corp.	*	911	2,505
Extreme Networks, Inc.	*	4,491	13,787
F5 Networks, Inc.	*	2,664	163,863
Finisar Corp.	*†	856	13,448
Harmonic, Inc.	*	2,820	17,794
Harris Corp.		6,090	289,214
Infinera Corp.	*	4,191	35,707
InterDigital, Inc.	*†	2,803	78,092
Ixia	*	2,330	21,599
JDS Uniphase Corp.	*	7,444	93,273
Juniper Networks, Inc.	*	17,553	538,526
KVH Industries, Inc.	*	375	4,946
Motorola, Inc.	*	84,429	592,692
NETGEAR, Inc.	*†	1,206	31,477
Network Engines, Inc.	*	1,329	2,485
Numerex Corp., Class A	*	1,800	7,884
Oclaro, Inc.	*	1,816	4,994
Oplink Communications, Inc.	*	758	$14,053
Optelecom-NKF, Inc.	*	819	1,941
Optical Cable Corp.	*	240	833
Palm, Inc.	*†	4,574	17,198
Parkervision, Inc.	*†	1,052	1,788
Performance Technologies, Inc.	*	793	2,109
Plantronics, Inc.	†	1,826	57,117
Polycom, Inc.	*	4,177	127,733
Powerwave Technologies, Inc.	*†	2,434	3,042
QUALCOMM, Inc.		73,400	3,082,066
Riverbed Technology, Inc.	*	1,849	52,512
SCM Microsystems, Inc.	*	1,494	2,839
SeaChange International, Inc.	*†	958	6,878
Sonus Networks, Inc.	*	10,700	27,927
Sycamore Networks, Inc.		991	19,929
Tekelec	*†	2,569	46,653
Tellabs, Inc.		19,143	144,913
Tollgrade Communications, Inc.	*	601	3,780
UTStarcom, Inc.	*†	4,555	12,708
Verso Technologies, Inc.	*δ	1	—
Viasat, Inc.	*†	1,190	41,186
Westell Technologies, Inc., Class A	*	1,821	2,586
Zoom Technologies, Inc.	*	542	4,027
			12,443,793

Computers & Peripherals—5.2%
Adaptec, Inc.	*†	3,850	12,590
Apple, Inc.	*	37,993	8,925,695
Avid Technology, Inc.	*	1,448	19,953
Concurrent Computer Corp.	*	190	1,093
Cray, Inc.	*†	714	4,248
Dataram Corp.	*†	1,175	2,867
Dell, Inc.	*	70,097	1,052,156
Diebold, Inc.		3,079	97,789
Dot Hill Systems Corp.	*	1,396	2,080
Electronics for Imaging, Inc.	*	2,638	30,680
EMC Corp.	*	78,184	1,410,439
Hewlett-Packard Co.		94,705	5,033,571
Hutchinson Technology, Inc.	*	1,149	7,170
Hypercom Corp.	*	1,992	7,689
iGO, Inc.	*	674	1,355
Imation Corp.	*†	1,564	17,220
Intermec, Inc.	*†	2,374	33,663
International Business Machines Corp.		49,314	6,324,521
Lexmark International, Inc., Class A	*†	4,019	145,006
NCR Corp.	*	7,848	108,302
NetApp, Inc.	*	14,316	466,129
Novatel Wireless, Inc.	*†	1,358	9,139
Overland Storage, Inc.	*	160	357
Presstek, Inc.	*	945	4,234
QLogic Corp.	*†	3,731	75,739
Quantum Corp.	*	6,681	17,571
SanDisk Corp.	*	8,969	310,596
Seagate Technology (Cayman Islands)	*	20,081	366,679
Silicon Graphics International Corp.	*	1,843	19,702
STEC, Inc.	*†	1,255	15,035
Stratasys, Inc.	*	1,782	43,445
Synaptics, Inc.	*†	1,586	43,789
Teradata Corp.	*	7,848	226,729
TransAct Technologies, Inc.	*	888	6,465
Western Digital Corp.	*	8,354	325,722
			25,169,418

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)

Construction & Engineering—0.3%
Aecom Technology Corp.	*	3,236	$91,805
Comfort Systems USA, Inc.	†	2,179	27,216
Dycom Industries, Inc.	*	2,076	18,206
EMCOR Group, Inc.	*	2,908	71,624
Fluor Corp.		7,010	326,035
Furmanite Corp.	*	1,100	5,709
Granite Construction, Inc.	†	1,889	57,086
Insituform Technologies, Inc., Class A	*†	1,223	32,544
Jacobs Engineering Group, Inc.	*†	4,968	224,504
KBR, Inc.		6,464	143,242
Layne Christensen Co.	*	510	13,622
MasTec, Inc.	*	2,049	25,838
Quanta Services, Inc.	*	8,861	169,777
Shaw Group, Inc. (The)	*	2,182	75,104
Tutor Perini Corp.	*	960	20,880
URS Corp.	*	2,934	145,556
			1,448,748

Construction Materials—0.1%
Eagle Materials, Inc.	†	2,083	55,283
Headwaters, Inc.	*	2,095	9,616
Martin Marietta Materials, Inc.	†	1,737	145,126
Texas Industries, Inc.	†	1,116	38,134
Vulcan Materials Co.		3,605	170,300
			418,459

Consumer Finance—0.7%
Advance America Cash Advance Centers, Inc.		21,480	125,014
American Express Co.		41,335	1,705,482
AmeriCredit Corp.	*	6,437	152,943
Capital One Financial Corp.		16,201	670,883
Cash America International, Inc.		685	27,044
CompuCredit Holdings Corp.	†	83	428
Discover Financial Services		18,027	268,602
Ezcorp, Inc., Class A	*	2,031	41,839
First Marblehead Corp. (The)	*	2,764	7,850
Nelnet, Inc., Class A	†	481	8,927
Rewards Network, Inc.		375	5,025
SLM Corp.	*	20,100	251,652
Student Loan Corp. (The)	†	207	7,355
World Acceptance Corp.	*†	639	23,055
			3,296,099

Containers & Packaging—0.3%
AEP Industries, Inc.	*†	372	9,679
AptarGroup, Inc.		3,130	123,165
Ball Corp.		4,676	249,605
Bemis Co., Inc.		4,410	126,655
Crown Holdings, Inc.	*	6,844	184,514
Greif, Inc., Class A		852	46,792
Myers Industries, Inc.	†	1,716	17,984
Owens-Illinois, Inc.	*	6,064	215,515
Packaging Corp. of America	†	4,339	106,783
Pactiv Corp.	*	6,523	164,249
Rock-Tenn Co., Class A		1,450	66,077
Sealed Air Corp.		7,054	148,698
Silgan Holdings, Inc.		454	27,344
Sonoco Products Co.		3,353	103,239
Temple-Inland, Inc.		4,506	92,058
			1,682,357

Distributors—0.1%
Audiovox Corp., Class A	*	1,218	$9,476
Genuine Parts Co.		5,595	236,333
LKQ Corp.	*	7,000	142,100
			387,909

Diversified Consumer Services—0.4%
American Public Education, Inc.	*†	698	32,527
Apollo Group, Inc., Class A	*	5,517	338,137
Brink’s Home Security Holdings, Inc.	*	2,084	88,674
Career Education Corp.	*†	4,167	131,844
Coinstar, Inc.	*†	1,075	34,937
Corinthian Colleges, Inc.	*†	3,624	63,746
DeVry, Inc.		2,980	194,296
H&R Block, Inc.		11,402	202,956
Hillenbrand, Inc.		1,576	34,656
ITT Educational Services, Inc.	*†	1,873	210,675
Jackson Hewitt Tax Service, Inc.	*†	1,779	3,558
Learning Tree International, Inc.	*†	766	10,778
Matthews International Corp., Class A		1,052	37,346
Pre-Paid Legal Services, Inc.	*†	779	29,485
Princeton Review, Inc.	*†	818	2,855
Regis Corp.	†	1,818	33,960
Service Corp. International	†	11,775	108,094
Sotheby’s	†	2,623	81,549
Steiner Leisure Ltd. (Bahamas)	*†	1,503	66,613
Stewart Enterprises, Inc., Class A	†	4,115	25,719
Strayer Education, Inc.	†	551	134,180
Universal Technical Institute, Inc.	*†	418	9,539
Weight Watchers International, Inc.	†	1,826	46,618
			1,922,742

Diversified Financial Services—4.2%
Bank of America Corp.		413,221	7,375,995
Citigroup, Inc.	*	844,099	3,418,601
CME Group, Inc.		2,698	852,865
Interactive Brokers Group, Inc., Class A	*	1,570	25,355
IntercontinentalExchange, Inc.	*	2,776	311,412
JPMorgan Chase & Co.		162,639	7,278,095
Leucadia National Corp.	*	6,084	150,944
Medallion Financial Corp.		958	7,626
Moody’s Corp.		9,284	276,199
MSCI, Inc., Class A	*	3,439	124,148
NASDAQ OMX Group, Inc. (The)	*	5,431	114,703
NYSE Euronext		9,567	283,279
PHH Corp.	*	2,212	52,137
Pico Holdings, Inc.	*	1,150	42,768
Portfolio Recovery Associates, Inc.	*	504	27,654
Resource America, Inc., Class A		1,287	6,178
			20,347,959

Diversified Telecommunication Services—2.2%
8x8, Inc.	*†	3,048	4,481
Alaska Communications Systems Group, Inc.	†	2,850	23,142
AT&T, Inc.		241,500	6,240,360
CenturyTel, Inc.		10,425	369,671
Cincinnati Bell, Inc.	*†	9,266	31,597
Cogent Communications Group, Inc.	*	2,886	30,043
Frontier Communications Corp.	†	12,478	92,836

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
General Communication, Inc., Class A	*†	2,516	$14,517
HickoryTech Corp.	†	651	5,748
IDT Corp., Class B	*	1,600	10,368
Integrated Telecom Express, Inc.	*‡δ	1,103	—
Iowa Telecommunications Services, Inc.		2,702	45,124
Level 3 Communications, Inc.	*	41,949	67,958
PAETEC Holding Corp.	*	5,459	25,548
Premiere Global Services, Inc.	*	2,174	17,957
Qwest Communications International, Inc.		40,556	211,702
Superior TeleCom, Inc.	*‡δ	2,013	—
SureWest Communications	*	184	1,581
tw telecom inc.	*	1,928	34,993
Verizon Communications, Inc.		111,965	3,473,154
Windstream Corp.		16,320	177,725
XETA Technologies, Inc.	*	1,946	6,694
			10,885,199

Electric Utilities—1.7%
Allegheny Energy, Inc.		5,273	121,279
Allete, Inc.	†	1,243	41,616
American Electric Power Co., Inc.		17,879	611,104
Central Vermont Public Service Corp.		540	10,892
Cleco Corp.	†	2,109	55,994
DPL, Inc.	†	5,037	136,956
Duke Energy Corp.		47,382	773,274
Edison International		12,222	417,626
El Paso Electric Co.	*	1,748	36,009
Empire District Electric Co. (The)		1,197	21,570
Entergy Corp.		7,521	611,833
Exelon Corp.		24,553	1,075,667
FirstEnergy Corp.		11,034	431,319
FPL Group, Inc.		14,866	718,474
Great Plains Energy, Inc.		3,450	64,066
Hawaiian Electric Industries, Inc.		3,066	68,832
IDACORP, Inc.		1,515	52,449
ITC Holdings Corp.		1,539	84,645
MGE Energy, Inc.		1,559	55,126
Northeast Utilities		5,201	143,756
NV Energy, Inc.		7,959	98,134
Pepco Holdings, Inc.	†	7,066	121,182
Pinnacle West Capital Corp.		3,789	142,959
PNM Resources, Inc.		2,169	27,177
Portland General Electric Co.	†	1,100	21,241
PPL Corp.		14,691	407,088
Progress Energy, Inc.		10,369	408,124
Southern Co.		38,545	1,278,152
UIL Holdings Corp.		1,496	41,140
Unisource Energy Corp.		1,571	49,392
Unitil Corp.	†	420	9,765
Westar Energy, Inc.		4,032	89,914
			8,226,755

Electrical Equipment—0.8%
A.O. Smith Corp.	†	1,341	70,496
Active Power, Inc.	*	1,093	885
Acuity Brands, Inc.	†	1,873	79,059
American Superconductor Corp.	*†	1,147	33,148
AMETEK, Inc.		4,234	175,542
AZZ, Inc.	†	1,582	53,551
Baldor Electric Co.		2,620	97,988
Belden, Inc.	†	1,894	$52,009
Brady Corp., Class A		2,402	74,750
C&D Technologies, Inc.	*†	1,159	1,854
Capstone Turbine Corp.	*†	2,450	3,112
Emerson Electric Co.		29,202	1,470,029
Encore Wire Corp.	†	1,400	29,120
Energy Conversion Devices, Inc.	*†	781	6,115
Evergreen Solar, Inc.	*†	6,400	7,232
First Solar, Inc.	*†	2,540	311,531
Franklin Electric Co., Inc.		902	27,051
FuelCell Energy, Inc.	*†	1,938	5,465
General Cable Corp.	*	3,772	101,844
GrafTech International Ltd.	*	3,487	47,667
Hubbell, Inc., Class B	†	2,078	104,794
II-VI, Inc.	*	682	23,079
LSI Industries, Inc.	†	1,083	7,386
Magnetek, Inc.	*	1,406	2,362
Orbit International Corp.	*	2,812	10,770
Plug Power, Inc.	*	2,704	1,872
Powell Industries, Inc.	*†	1,045	33,994
Regal-Beloit Corp.		1,272	75,570
Rockwell Automation, Inc.		6,047	340,809
Roper Industries, Inc.		2,980	172,363
Servotronics, Inc.		705	5,788
Spire Corp.	*†	2,500	9,825
SunPower Corp., Class A	*†	2,322	43,886
Tech/Ops Sevcon, Inc.	*	719	3,624
Thomas & Betts Corp.	*	2,428	95,275
Ultralife Corp.	*†	416	1,668
Universal Security Instruments, Inc.	*	1,866	12,166
Valence Technology, Inc.	*†	6,972	5,926
Vicor Corp.	*	1,380	19,058
Woodward Governor Co.	†	2,448	78,287
			3,696,950

Electronic Equipment, Instruments & Components—0.9%
Agilent Technologies, Inc.	*†	13,665	469,939
Agilysys, Inc.	†	1,335	14,912
Amphenol Corp., Class A		7,376	311,193
Anixter International, Inc.	*†	1,723	80,723
Arrow Electronics, Inc.	*	4,585	138,146
Avnet, Inc.	*	5,129	153,870
AVX Corp.		2,270	32,234
Benchmark Electronics, Inc.	*	2,520	52,265
Brightpoint, Inc.	*	2,358	17,756
CalAmp Corp.	*	550	1,546
Checkpoint Systems, Inc.	*†	1,441	31,875
Cognex Corp.		2,023	37,405
Coherent, Inc.	*	1,348	43,082
Corning, Inc.		52,776	1,066,603
CTS Corp.		1,580	14,884
Daktronics, Inc.	†	927	7,064
Dolby Laboratories, Inc., Class A	*†	1,370	80,378
DTS, Inc.	*†	755	25,700
Echelon Corp.	*†	1,769	15,868
Electro Rent Corp.		950	12,474
Electro Scientific Industries, Inc.	*	1,421	18,203
Electro-Sensors, Inc.		2,581	9,808
FARO Technologies, Inc.	*	453	11,665
FLIR Systems, Inc.	*	5,608	158,146
Frequency Electronics, Inc.	*	821	4,335
Gerber Scientific, Inc.	*	1,608	9,986
ID Systems, Inc.	*	2,016	6,028
Ingram Micro, Inc., Class A	*	6,500	114,075
Insight Enterprises, Inc.	*†	2,054	29,495
Iteris, Inc.	*	4,263	8,526

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Itron, Inc.	*	955	$69,304
Jabil Circuit, Inc.		8,287	134,167
L-1 Identity Solutions, Inc.	*	1,637	14,618
Lightpath Technologies, Inc., Class A	*	1,526	3,311
Littelfuse, Inc.	*†	909	34,551
LRAD Corp.	*†	3,686	5,676
Maxwell Technologies, Inc.	*†	370	4,584
Mercury Computer Systems, Inc.	*	963	13,212
Mesa Laboratories, Inc.		1,200	30,732
Methode Electronics, Inc.		1,383	13,692
Molex, Inc.	†	5,599	116,795
MTS Systems Corp.		1,342	38,958
National Instruments Corp.		3,414	113,857
Newport Corp.	*†	1,614	20,175
NU Horizons Electronics Corp.	*	1,207	3,874
OI Corp.		1,600	14,160
OSI Systems, Inc.	*†	867	24,319
Park Electrochemical Corp.		1,086	31,212
PC Connection, Inc.	*	854	5,295
Planar Systems, Inc.	*	785	2,190
Plexus Corp.	*†	1,884	67,881
Power-One, Inc.	*†	3,459	14,597
Radisys Corp.	*	961	8,611
Research Frontiers, Inc.	*	752	2,128
Rofin-Sinar Technologies, Inc.	*†	2,200	49,764
Rogers Corp.	*†	803	23,295
Sanmina-SCI Corp.	*†	3,577	59,021
ScanSource, Inc.	*	1,126	32,406
Sigmatron International, Inc.	*	282	1,600
Spectrum Control, Inc.	*	1,195	13,970
SYNNEX Corp.	*†	104	3,074
Tech Data Corp.	*	2,057	86,188
Technitrol, Inc.		1,866	9,852
Trans-Lux Corp.	*	866	736
Trimble Navigation Ltd.	*†	4,318	124,013
TTM Technologies, Inc.	*†	1,639	14,554
Universal Display Corp.	*†	1,350	15,889
Vishay Intertechnology, Inc.	*	6,172	63,140
X-Rite, Inc.	*†	1,890	5,727
Zygo Corp.	*	967	8,925
			4,278,237

Energy Equipment & Services—1.9%
Atwood Oceanics, Inc.	*	1,298	44,950
Baker Hughes, Inc.	†	9,846	461,187
Basic Energy Services, Inc.	*	1,600	12,336
BJ Services Co.		11,495	245,993
Bristow Group, Inc.	*†	982	37,051
Cal Dive International, Inc.	*	4,816	35,301
Cameron International Corp.	*	9,319	399,412
CARBO Ceramics, Inc.	†	1,137	70,881
Complete Production Services, Inc.	*†	1,200	13,860
Dawson Geophysical Co.	*	924	27,018
Diamond Offshore Drilling, Inc.	†	2,694	239,254
Dresser-Rand Group, Inc.	*	2,924	91,872
Dril-Quip, Inc.	*†	880	53,539
Exterran Holdings, Inc.	*†	2,465	59,579
FMC Technologies, Inc.	*	5,390	348,356
Global Industries Ltd.	*	2,539	16,300
Gulfmark Offshore, Inc., Class A	*	1,000	26,550
Halliburton Co.		34,838	1,049,669
Helix Energy Solutions Group, Inc.	*	3,853	50,205
Helmerich & Payne, Inc.	†	3,926	149,502
Hercules Offshore, Inc.	*	5,226	$22,524
Hornbeck Offshore Services, Inc.	*†	1,800	33,426
ION Geophysical Corp.	*†	2,427	11,941
Key Energy Services, Inc.	*†	5,220	49,851
Lufkin Industries, Inc.	†	1,000	79,150
Matrix Service Co.	*	468	5,036
Mitcham Industries, Inc.	*	1,100	7,953
Nabors Industries Ltd. (Bermuda)	*	10,988	215,694
National Oilwell Varco, Inc.		16,517	670,260
Newpark Resources, Inc.	*†	3,484	18,291
Oceaneering International, Inc.	*	2,232	141,710
Oil States International, Inc.	*†	2,026	91,859
OYO Geospace Corp.	*	550	26,295
Parker Drilling Co.	*†	3,755	18,512
Patterson-UTI Energy, Inc.		6,712	93,767
PHI, Inc.	*	774	16,393
Pioneer Drilling Co.	*	2,700	19,008
Pride International, Inc.	*	5,416	163,076
Rowan Cos., Inc.	*	3,918	114,053
Schlumberger Ltd.		49,205	3,122,549
SEACOR Holdings, Inc.	*	713	57,511
Smith International, Inc.		8,871	379,856
Superior Energy Services, Inc.	*	2,900	60,958
T-3 Energy Services, Inc.	*†	972	23,872
Tesco Corp. (Canada)	*	3,185	37,169
Tetra Technologies, Inc.	*†	2,352	28,741
Tidewater, Inc.	†	2,430	114,866
Unit Corp.	*†	1,702	71,961
			9,129,097

Food & Staples Retailing—2.4%
Andersons, Inc. (The)		700	23,436
Arden Group, Inc., Class A		260	27,633
BJ’s Wholesale Club, Inc.	*†	2,859	105,754
Casey’s General Stores, Inc.	†	1,608	50,491
Costco Wholesale Corp.		15,993	954,942
CVS Caremark Corp.		56,963	2,082,567
Great Atlantic & Pacific Tea Co.	*†	123	944
Kroger Co. (The)		23,489	508,772
Nash Finch Co.	†	674	22,680
Pantry, Inc. (The)	*†	1,200	14,988
Rite Aid Corp.	*	25,982	38,973
Ruddick Corp.	†	1,967	62,236
Safeway, Inc.		16,176	402,135
SUPERVALU, Inc.	†	8,154	136,009
Sysco Corp.		22,511	664,075
United Natural Foods, Inc.	*	1,912	53,785
Walgreen Co.		37,871	1,404,635
Wal-Mart Stores, Inc.		84,595	4,703,482
Weis Markets, Inc.	†	382	13,890
Whole Foods Market, Inc.	*	5,036	182,051
Winn-Dixie Stores, Inc.	*†	3,309	41,329
			11,494,807

Food Products—1.7%
American Italian Pasta Co., Class A	*	969	37,665
Archer-Daniels-Midland Co.		23,265	672,359
Bridgford Foods Corp.		559	7,060
Bunge Ltd.	†	4,700	289,661
Campbell Soup Co.		9,126	322,604
Chiquita Brands International, Inc.	*	2,150	33,819
ConAgra Foods, Inc.		17,187	430,878
Corn Products International, Inc.		3,164	109,664
Darling International, Inc.	*	3,150	28,224
Dean Foods Co.	*	6,281	98,549
Del Monte Foods Co.	†	8,204	119,778

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Farmer Bros. Co.		930	$17,428
Flowers Foods, Inc.		4,140	102,424
Fresh Del Monte Produce, Inc. (Cayman Islands)	*	567	11,482
General Mills, Inc.		11,865	839,923
Green Mountain Coffee Roasters, Inc.	*	2,249	217,748
Griffin Land & Nurseries, Inc.		650	18,883
H.J. Heinz Co.		10,532	480,365
Hain Celestial Group, Inc. (The)	*†	1,426	24,741
Hershey Co. (The)		6,420	274,840
Hormel Foods Corp.		3,195	134,222
Inventure Group, Inc. (The)	*	5,272	15,131
J&J Snack Foods Corp.	†	761	33,081
J.M. Smucker Co. (The)		4,592	276,714
Kellogg Co.		8,614	460,246
Kraft Foods, Inc., Class A		60,483	1,829,006
Lancaster Colony Corp.	†	1,389	81,895
Lance, Inc.	†	1,370	31,688
McCormick & Co., Inc.	†	4,101	157,314
Mead Johnson Nutrition Co.		3,068	159,628
Ralcorp Holdings, Inc.	*	2,312	156,707
Sanderson Farms, Inc.	†	864	46,319
Sara Lee Corp.		29,377	409,222
Smithfield Foods, Inc.	*†	4,682	97,105
Tootsie Roll Industries, Inc.	†	625	16,899
TreeHouse Foods, Inc.	*	1,256	55,101
Tyson Foods, Inc., Class A		10,231	195,924
			8,294,297

Gas Utilities—0.4%
AGL Resources, Inc.	†	2,166	83,716
Atmos Energy Corp.		2,732	78,053
Chesapeake Utilities Corp.	†	949	28,280
Delta Natural Gas Co., Inc.		380	11,279
Energen Corp.		2,644	123,025
EQT Corp.		5,288	216,808
Laclede Group, Inc. (The)		1,025	34,563
National Fuel Gas Co.	†	3,639	183,952
New Jersey Resources Corp.	†	1,681	63,138
Nicor, Inc.	†	1,828	76,630
Northwest Natural Gas Co.	†	1,183	55,128
Oneok, Inc.		3,908	178,400
Piedmont Natural Gas Co., Inc.	†	2,740	75,569
Questar Corp.		7,412	320,198
South Jersey Industries, Inc.	†	2,014	84,568
Southwest Gas Corp.	†	1,252	37,460
UGI Corp.		2,720	72,189
WGL Holdings, Inc.		2,315	80,215
			1,803,171

Health Care Equipment & Supplies—2.1%
Abaxis, Inc.	*†	749	20,365
ABIOMED, Inc.	*	886	9,152
Align Technology, Inc.	*	2,449	47,364
American Medical Systems Holdings, Inc.	*	3,000	55,740
Analogic Corp.	†	593	25,339
Baxter International, Inc.		23,497	1,367,525
Beckman Coulter, Inc.		2,512	157,754
Becton Dickinson and Co.		8,917	702,035
Biolase Technology, Inc.	*†	765	1,492
Boston Scientific Corp.	*	53,540	386,559
C.R. Bard, Inc.	†	3,904	338,164
CareFusion Corp.	*	6,833	180,596
Cerus Corp.	*†	1,010	2,818
Conceptus, Inc.	*†	1,047	$20,898
Conmed Corp.	*	1,362	32,429
Cooper Cos., Inc. (The)	†	1,627	63,258
CryoLife, Inc.	*†	937	6,062
Cyberonics, Inc.	*†	956	18,317
DENTSPLY International, Inc.	†	5,668	197,530
Edwards Lifesciences Corp.	*	2,575	254,616
ev3, Inc.	*	785	12,450
Gen-Probe, Inc.	*	1,849	92,450
Greatbatch, Inc.	*	942	19,961
Haemonetics Corp.	*†	1,157	66,123
HealthTronics, Inc.	*	2,529	9,054
Hill-Rom Holdings, Inc.	†	1,576	42,883
Hologic, Inc.	*	9,792	181,544
Hospira, Inc.	*	6,367	360,691
ICU Medical, Inc.	*†	605	20,842
IDEXX Laboratories, Inc.	*†	1,985	114,237
Immucor, Inc.	*†	1,828	40,929
Integra LifeSciences Holdings Corp.	*	1,190	52,158
Intuitive Surgical, Inc.	*†	1,260	438,644
Invacare Corp.	†	1,333	35,378
Inverness Medical Innovations, Inc.	*†	3,011	117,278
Kensey Nash Corp.	*†	866	20,429
Kinetic Concepts, Inc.	*	2,200	105,182
Masimo Corp.		1,500	39,825
Medtronic, Inc.		42,617	1,919,044
Meridian Bioscience, Inc.	†	1,158	23,588
Merit Medical Systems, Inc.	*	2,519	38,415
NuVasive, Inc.	*†	990	44,748
OraSure Technologies, Inc.	*	1,687	10,004
Osteotech, Inc.	*	1,498	5,872
Palomar Medical Technologies, Inc.	*†	1,116	12,120
ResMed, Inc.	*	3,034	193,114
RTI Biologics, Inc.	*	807	3,494
Somanetics Corp.	*	1,352	25,877
SonoSite, Inc.	*	1,012	32,495
Spectranetics Corp.	*	1,045	7,221
St. Jude Medical, Inc.	*	14,024	575,685
Staar Surgical Co.	*	848	3,239
STERIS Corp.	†	2,777	93,474
Stryker Corp.		6,305	360,772
SurModics, Inc.	*†	675	14,134
Synovis Life Technologies, Inc.	*	346	5,373
Teleflex, Inc.	†	1,322	84,701
Theragenics Corp.	*	1,492	2,477
ThermoGenesis Corp.	*	4,316	3,022
Thoratec Corp.	*†	2,306	77,136
Urologix, Inc.	*†	1,050	1,753
Varian Medical Systems, Inc.	*†	5,512	304,979
Volcano Corp.	*†	1,970	47,595
West Pharmaceutical Services, Inc.	†	1,704	71,483
Wright Medical Group, Inc.	*†	1,309	23,261
Young Innovations, Inc.	†	677	19,064
Zimmer Holdings, Inc.	*	8,609	509,653
Zoll Medical Corp.	*†	850	22,406
			10,194,270

Health Care Providers & Services—2.4%
Aetna, Inc.		18,064	634,227
Alliance HealthCare Services, Inc.	*†	1,429	8,031
Almost Family, Inc.	*	422	15,905
Amedisys, Inc.	*†	1,698	93,764
AMERIGROUP Corp.	*	1,950	64,818
AmerisourceBergen Corp.		11,686	337,959

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
AMN Healthcare Services, Inc.	*†	1,507	$13,262
Amsurg Corp.	*	1,423	30,723
BioScrip, Inc.	*†	1,095	8,738
Brookdale Senior Living, Inc.	*	2,200	45,826
Cardinal Health, Inc.		13,667	492,422
CardioNet, Inc.	*†	1,151	8,805
Catalyst Health Solutions, Inc.	*†	1,864	77,132
Centene Corp.	*†	1,972	47,407
Chemed Corp.	†	1,162	63,190
Chindex International, Inc.	*†	822	9,708
CIGNA Corp.		10,791	394,735
Clarient, Inc.	*	3,308	8,667
Community Health Systems, Inc.	*	4,282	158,134
Coventry Health Care, Inc.	*	6,568	162,361
Cross Country Healthcare, Inc.	*†	1,339	13,537
DaVita, Inc.	*	3,507	222,344
Express Scripts, Inc.	*	9,690	986,054
Gentiva Health Services, Inc.	*†	1,474	41,685
Hanger Orthopedic Group, Inc.	*†	1,083	19,689
Health Management Associates, Inc., Class A	*†	9,953	85,596
Health Net, Inc.	*	3,209	79,808
Healthspring, Inc.	*	2,400	42,240
Healthways, Inc.	*	1,362	21,887
Henry Schein, Inc.	*†	3,652	215,103
HMS Holdings Corp.	*†	1,410	71,896
Humana, Inc.	*	6,683	312,564
inVentiv Health, Inc.	*	2,100	47,166
Kindred Healthcare, Inc.	*†	1,800	32,490
Laboratory Corp. of America Holdings	*	4,321	327,143
Landauer, Inc.		598	39,002
LCA-Vision, Inc.	*	616	5,125
LifePoint Hospitals, Inc.	*	2,149	79,040
Lincare Holdings, Inc.	*†	2,129	95,549
Magellan Health Services, Inc.	*	1,400	60,872
McKesson Corp.		11,391	748,616
Medco Health Solutions, Inc.	*	18,371	1,186,032
Mednax, Inc.	*†	2,182	126,971
National Healthcare Corp.		431	15,249
National Research Corp.		1,250	31,650
NovaMed, Inc.	*†	1,250	4,250
Odyssey HealthCare, Inc.	*†	1,593	28,849
Omnicare, Inc.		4,277	120,996
Owens & Minor, Inc.	†	1,623	75,291
Patterson Cos., Inc.	†	5,546	172,203
PDI, Inc.	*	703	5,287
PharMerica Corp.	*	1,365	24,870
PSS World Medical, Inc.	*†	3,574	84,025
Psychemedics Corp.		302	2,310
Psychiatric Solutions, Inc.	*	2,662	79,328
Quest Diagnostics, Inc.	†	6,037	351,897
RehabCare Group, Inc.	*†	739	20,152
Res-Care, Inc.	*†	1,222	14,652
Sun Healthcare Group, Inc.	*†	2,084	19,881
Sunrise Senior Living, Inc.	*†	1,950	9,984
Tenet Healthcare Corp.	*	19,289	110,333
U.S. Physical Therapy, Inc.	*	1,300	22,620
United American Healthcare Corp.	*	4,251	4,591
UnitedHealth Group, Inc.		45,965	1,501,676
Universal American Corp.	*	1,812	27,905
Universal Health Services, Inc., Class B		2,466	86,532
VCA Antech, Inc.	*†	3,442	96,479
WellCare Health Plans, Inc.	*†	1,500	44,700
WellPoint, Inc.	*	17,817	$1,147,058
			11,638,991

Health Care Technology—0.1%
Allscripts-Misys Healthcare Solutions, Inc.	*	2,300	44,988
AMICAS, Inc.	*	1,846	11,113
Cerner Corp.	*†	3,044	258,923
Eclipsys Corp.	*†	1,846	36,698
Mediware Information Systems, Inc.	*	1,088	9,748
Omnicell, Inc.	*	783	10,986
Phase Forward, Inc.	*†	2,151	28,114
Quality Systems, Inc.	†	768	47,186
			447,756

Hotels, Restaurants & Leisure—1.7%
Ambassadors International, Inc.	*	523	272
Ameristar Casinos, Inc.		300	5,466
Bally Technologies, Inc.	*	1,971	79,904
Bob Evans Farms, Inc.	†	1,465	45,283
Boyd Gaming Corp.	*†	2,619	25,876
Brinker International, Inc.		5,167	99,620
Buffalo Wild Wings, Inc.	*†	867	41,711
Burger King Holdings, Inc.		1,700	36,142
California Pizza Kitchen, Inc.	*†	1,455	24,429
Carnival Corp.		13,445	522,742
CEC Entertainment, Inc.	*†	1,614	61,477
Cheesecake Factory, Inc. (The)	*†	3,444	93,195
Chipotle Mexican Grill, Inc.	*	1,386	156,161
Choice Hotels International, Inc.	†	1,616	56,253
Churchill Downs, Inc.	†	638	23,925
CKE Restaurants, Inc.		1,945	21,531
Cracker Barrel Old Country Store, Inc.	†	2,120	98,326
Darden Restaurants, Inc.		5,104	227,332
DineEquity, Inc.	*†	1,079	42,653
Dover Downs Gaming & Entertainment, Inc.		1,710	6,772
Dover Motorsports, Inc.		1,645	3,389
Empire Resorts, Inc.	*	582	1,059
Gaylord Entertainment Co.	*†	1,772	51,902
International Game Technology		13,402	247,267
International Speedway Corp., Class A		1,190	30,666
Interval Leisure Group, Inc.	*	1,886	27,460
Isle of Capri Casinos, Inc.	*†	1,250	9,725
Jack in the Box, Inc.	*	2,874	67,683
Krispy Kreme Doughnuts, Inc.	*	2,573	10,343
Landry’s Restaurants, Inc.	*	1,253	22,454
Las Vegas Sands Corp.	*†	12,301	260,166
Life Time Fitness, Inc.	*†	1,774	49,849
Marcus Corp.		1,505	19,550
Marriott International, Inc., Class A	†	13,801	435,008
McDonald’s Corp.		39,874	2,660,393
MGM MIRAGE	*†	4,792	57,504
Morgans Hotel Group Co.	*	2,300	14,743
Morton’s Restaurant Group, Inc.	*	2,200	13,442
Multimedia Games, Inc.	*	1,202	4,688
O’Charleys, Inc.	*†	1,091	9,754
Orient-Express Hotels Ltd., Class A (Bermuda)	*†	1,577	22,362
P.F. Chang’s China Bistro, Inc.	*†	1,089	48,058
Panera Bread Co., Class A	*	1,250	95,613
Papa John’s International, Inc.	*	1,610	41,393
Peet’s Coffee & Tea, Inc.	*	637	25,257
Penn National Gaming, Inc.	*	2,586	71,891

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Pinnacle Entertainment, Inc.	*†	1,629	$15,866
Red Robin Gourmet Burgers, Inc.	*†	692	16,912
Royal Caribbean Cruises Ltd.	*†	4,300	141,857
Ruby Tuesday, Inc.	*†	2,816	29,765
Scientific Games Corp., Class A	*†	2,517	35,439
Shuffle Master, Inc.	*	1,527	12,506
Sonic Corp.	*	3,730	41,217
Speedway Motorsports, Inc.		149	2,326
Starbucks Corp.	*	17,948	435,598
Starwood Hotels & Resorts Worldwide, Inc.		7,939	370,275
Steak N Shake Co. (The)	*	63	24,020
Texas Roadhouse, Inc.	*	3,070	42,642
Vail Resorts, Inc.	*†	1,491	59,774
Wendy’s/Arby’s Group, Inc., Class A	†	25,109	125,545
WMS Industries, Inc.	*†	564	23,654
Wyndham Worldwide Corp.		8,848	227,659
Wynn Resorts Ltd.	†	2,554	193,670
Yum! Brands, Inc.		14,107	540,721
			8,310,135

Household Durables—0.5%
American Greetings Corp., Class A	†	2,760	57,518
Bassett Furniture Industries, Inc.	*	1,139	6,424
Beazer Homes USA, Inc.	*	1,494	6,783
Blyth, Inc.	†	460	14,375
Brookfield Homes Corp.	*†	1,218	10,645
D.R. Horton, Inc.		11,522	145,177
Ethan Allen Interiors, Inc.	†	1,551	31,997
Fortune Brands, Inc.	†	1,947	94,449
Furniture Brands International, Inc.	*	2,341	15,053
Garmin Ltd. (Cayman Islands)	†	4,974	191,400
Harman International Industries, Inc.	*	2,728	127,616
Helen of Troy Ltd. (Bermuda)	*†	1,333	34,738
Hovnanian Enterprises, Inc., Class A	*†	1,478	6,429
Jarden Corp.		2,055	68,411
KB Home	†	3,248	54,404
Kid Brands, Inc.	*	1,156	9,999
La-Z-Boy, Inc.	*†	2,404	30,146
Leggett & Platt, Inc.		7,391	159,941
Lennar Corp., Class A	†	5,675	97,667
M/I Homes, Inc.	*	610	8,936
MDC Holdings, Inc.		1,091	37,760
Meritage Homes Corp.	*	1,300	27,300
Mohawk Industries, Inc.	*	2,460	133,775
National Presto Industries, Inc.	†	535	63,617
Newell Rubbermaid, Inc.		10,108	153,642
NVR, Inc.	*	262	190,343
Palm Harbor Homes, Inc.	*	1,181	2,374
Pulte Group, Inc.	*†	13,539	152,314
Ryland Group, Inc.	†	1,852	41,559
Skyline Corp.	†	720	13,392
Standard Pacific Corp.	*†	2,568	11,607
Stanley Black & Decker, Inc.		1,674	96,104
Tempur-Pedic International, Inc.	*†	1,346	40,595
Toll Brothers, Inc.	*	4,132	85,946
Tupperware Brands Corp.		2,427	117,030
Universal Electronics, Inc.	*†	639	14,275
Whirlpool Corp.		2,980	260,005
			2,613,746

Household Products—2.2%
Central Garden and Pet Co.	*	615	$6,070
Central Garden and Pet Co., Class A	*†	1,230	11,267
Church & Dwight Co., Inc.		2,569	171,994
Clorox Co.		4,503	288,822
Colgate-Palmolive Co.		19,907	1,697,271
Energizer Holdings, Inc.	*†	1,856	116,482
Kimberly-Clark Corp.		15,835	995,705
Procter & Gamble Co. (The)		117,558	7,437,895
WD-40 Co.		949	31,156
			10,756,662

Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*	26,935	296,285
Calpine Corp.	*	16,000	190,240
Constellation Energy Group, Inc.		7,434	261,008
Dynegy, Inc., Class A	*†	15,654	19,724
Mirant Corp.	*	8,577	93,146
NRG Energy, Inc.	*	8,000	167,200
RRI Energy, Inc.	*	11,470	42,324
			1,069,927

Industrial Conglomerates—2.3%
3M Co.		28,277	2,363,109
Carlisle Cos., Inc.	†	2,452	93,421
General Electric Co.		436,613	7,946,357
McDermott International, Inc.	*	8,276	222,790
Otter Tail Corp.		1,095	24,046
Seaboard Corp.	†	18	23,384
Standex International Corp.		724	18,658
Textron, Inc.	†	8,214	174,383
Tredegar Corp.	†	1,606	27,430
United Capital Corp.	*†	690	16,367
			10,909,945

Insurance—4.3%
Aflac, Inc.		19,465	1,056,755
Alleghany Corp.	*	154	44,789
Allied World Assurance Co. Holdings Ltd. (Bermuda)		1,889	84,722
Allstate Corp. (The)		22,689	733,082
Ambac Financial Group, Inc.	*†	11,209	6,241
American Equity Investment Life Holding Co.	†	4,302	45,816
American Financial Group, Inc.		2,657	75,592
American Independence Corp.	*	430	2,687
American International Group, Inc.	*†	5,515	188,282
American National Insurance Co.	†	945	107,295
American Physicians Capital, Inc.	†	1,720	54,954
AON Corp.		10,312	440,426
Arch Capital Group Ltd. (Bermuda)	*	1,428	108,885
Argo Group International Holdings Ltd. (Bermuda)		899	29,298
Arthur J. Gallagher & Co.	†	3,230	79,297
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	101,286
Assurant, Inc.		4,146	142,539
Assured Guaranty Ltd. (Bermuda)	†	2,359	51,827
Axis Capital Holdings Ltd. (Bermuda)		5,691	177,901
Baldwin & Lyons, Inc., Class B	†	945	22,765
Berkshire Hathaway, Inc., Class B	*	70,634	5,740,425
Brown & Brown, Inc.	†	5,036	90,245
Chubb Corp.		13,726	711,693

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Cincinnati Financial Corp.		6,036	$174,440
CNA Financial Corp.	*†	1,422	37,996
CNA Surety Corp.	*†	1,486	26,436
Conseco, Inc.	*†	6,600	41,052
Crawford & Co., Class B	*†	1,891	7,696
Delphi Financial Group, Inc., Class A	†	1,945	48,936
EMC Insurance Group, Inc.	†	341	7,679
Employers Holdings, Inc.		2,770	41,135
Endurance Specialty Holdings Ltd. (Bermuda)	†	2,698	100,231
Erie Indemnity Co., Class A		1,023	44,122
Everest Re Group Ltd. (Bermuda)		2,468	199,735
FBL Financial Group, Inc., Class A	†	1,275	31,212
Fidelity National Financial, Inc., Class A		8,236	122,058
First American Corp.		3,159	106,901
Genworth Financial, Inc., Class A	*	16,181	296,760
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*†	1,797	47,944
Hanover Insurance Group, Inc. (The)	†	2,346	102,309
Harleysville Group, Inc.	†	1,351	45,610
Hartford Financial Services Group, Inc.		12,354	351,101
HCC Insurance Holdings, Inc.		3,999	110,372
Hilltop Holdings, Inc.	*†	1,180	13,865
Horace Mann Educators Corp.		2,000	30,120
Independence Holding Co.		961	9,120
Infinity Property & Casualty Corp.		810	36,806
Kansas City Life Insurance Co.		902	28,485
Lincoln National Corp.		10,899	334,599
Loews Corp.		14,187	528,891
Markel Corp.	*†	412	154,360
Marsh & McLennan Cos., Inc.		20,317	496,141
Max Capital Group Ltd. (Bermuda)		1,915	44,026
MBIA, Inc.	*†	8,742	54,812
Mercury General Corp.	†	1,109	48,485
MetLife, Inc.		38,398	1,664,169
Montpelier Re Holdings Ltd. (Bermuda)	†	3,734	62,769
National Financial Partners Corp.	*	1,495	21,079
Navigators Group, Inc.	*†	938	36,892
Old Republic International Corp.	†	9,191	116,542
PartnerRe Ltd. (Bermuda)		2,300	183,356
Phoenix Cos., Inc. (The)	*†	4,217	10,205
Platinum Underwriters Holdings Ltd. (Bermuda)		2,734	101,377
PMA Capital Corp., Class A	*†	1,826	11,212
Presidential Life Corp.		1,144	11,406
Principal Financial Group, Inc.		10,891	318,126
ProAssurance Corp.	*†	1,647	96,415
Progressive Corp. (The)		24,774	472,936
Protective Life Corp.		3,130	68,829
Prudential Financial, Inc.		17,746	1,073,633
Reinsurance Group of America, Inc.	†	1,440	75,629
RenaissanceRe Holdings Ltd. (Bermuda)		2,900	164,604
RLI Corp.	†	1,164	66,371
Safety Insurance Group, Inc.	†	850	32,020
Selective Insurance Group, Inc.		2,122	35,225
StanCorp Financial Group, Inc.	†	2,460	$117,170
State Auto Financial Corp.	†	488	8,760
Stewart Information Services Corp.		1,239	17,098
Torchmark Corp.	†	3,623	193,867
Tower Group, Inc.		1,736	38,487
Transatlantic Holdings, Inc.		1,167	61,618
Travelers Cos., Inc. (The)		16,353	882,081
United Fire & Casualty Co.		1,250	22,487
Unitrin, Inc.		1,906	53,463
Unum Group		11,647	288,496
Validus Holdings Ltd. (Bermuda)		3,553	97,814
W.R. Berkley Corp.		5,680	148,191
Wesco Financial Corp.		187	72,088
White Mountains Insurance Group Ltd.		300	106,500
XL Capital Ltd., Class A (Bermuda)		11,995	226,706
Zenith National Insurance Corp.		1,498	57,403
			20,835,261

Internet & Catalog Retail—0.7%
1-800-Flowers.com, Inc., Class A	*	793	1,990
Amazon.com, Inc.	*	15,103	2,049,930
dELiA*s, Inc.	*	925	1,600
Drugstore.Com, Inc.	*	3,800	13,566
Expedia, Inc.		11,022	275,109
Hollywood Media Corp.	*	1,494	1,763
HSN, Inc.	*	1,886	55,524
Liberty Media Corp.—Interactive, Series A	*	25,718	393,743
NetFlix, Inc.	*†	679	50,069
Overstock.com, Inc.	*†	770	12,513
priceline.com, Inc.	*	1,548	394,740
Valuevision Media, Inc., Class A	*	1,741	5,780
			3,256,327

Internet Software & Services—1.8%
Akamai Technologies, Inc.	*	5,664	177,906
AOL, Inc.	*	3,989	100,842
Art Technology Group, Inc.	*†	8,333	36,749
Autobytel, Inc.	*	1,384	1,453
DealerTrack Holdings, Inc.	*	1,800	30,744
Digital River, Inc.	*	1,627	49,298
Earthlink, Inc.	†	5,814	49,652
eBay, Inc.	*	50,845	1,370,273
Equinix, Inc.	*†	1,323	128,781
Google, Inc., Class A	*	9,349	5,300,976
GSI Commerce, Inc.	*	1,469	40,647
IAC/InterActiveCorp	*	4,715	107,219
Infospace, Inc.	*	1,323	14,619
Internap Network Services Corp.	*	1,297	7,263
j2 Global Communications, Inc.	*†	1,614	37,768
Keynote Systems, Inc.		1,400	15,946
Knot, Inc. (The)	*†	2,304	18,017
LivePerson, Inc.	*	3,333	25,564
Looksmart Ltd.	*	500	515
ModusLink Global Solutions, Inc.	*	1,007	8,489
Monster Worldwide, Inc.	*†	4,681	77,751
Move, Inc.	*	7,362	15,387
NaviSite, Inc.	*	3,725	9,573
NIC, Inc.		2,450	19,281
Openwave Systems, Inc.	*	2,570	5,911
RealNetworks, Inc.	*	5,844	28,227
Saba Software, Inc.	*†	1,576	7,801
SAVVIS, Inc.	*	408	6,732
Stamps.com, Inc.	*	1,050	10,605

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
support.com, Inc.	*	1,562	$5,108
United Online, Inc.	†	2,509	18,767
ValueClick, Inc.	*†	4,058	41,148
VeriSign, Inc.	*†	8,080	210,161
Vertro, Inc.	*	990	426
Web.com Group, Inc.	*†	308	1,679
WebMD Health Corp.	*	2,424	112,425
WebMediaBrands, Inc.	*	1,450	1,435
Yahoo! Inc.	*	43,481	718,741
Zix Corp.	*†	1,015	2,345
			8,816,224

IT Services—1.5%
Acxiom Corp.	*	3,451	61,911
Alliance Data Systems Corp.	*†	1,955	125,100
Automatic Data Processing, Inc.		16,490	733,310
Broadridge Financial Solutions, Inc.		5,748	122,892
CACI International, Inc., Class A	*	1,198	58,522
Ciber, Inc.	*	2,444	9,141
Cognizant Technology Solutions Corp., Class A	*	10,752	548,137
Computer Sciences Corp.	*	6,597	359,471
Convergys Corp.	*†	5,933	72,739
CSG Systems International, Inc.	*†	2,153	45,127
Cybersource Corp.	*†	2,776	48,969
DST Systems, Inc.		2,518	104,371
Edgewater Technology, Inc.	*	1,533	4,906
Euronet Worldwide, Inc.	*†	1,056	19,462
Fidelity National Information Services, Inc.		11,953	280,178
Fiserv, Inc.	*	6,994	355,015
Forrester Research, Inc.	*	963	28,957
Gartner, Inc., Class A	*	1,179	26,221
Global Payments, Inc.		3,238	147,491
Hackett Group, Inc. (The)	*†	1,140	3,169
Hewitt Associates, Inc., Class A	*	2,317	92,170
iGATE Corp.		1,397	13,593
infoGROUP, Inc.	*†	1,708	13,322
Integral Systems, Inc.	*	1,010	9,726
Lender Processing Services, Inc.		4,048	152,812
Lionbridge Technologies, Inc.	*	1,165	4,229
Management Network Group, Inc.	*	320	829
Mantech International Corp., Class A	*†	1,217	59,426
Mastech Holdings, Inc.	*	93	406
Mastercard, Inc., Class A		3,234	821,436
MAXIMUS, Inc.	†	1,052	64,098
MoneyGram International, Inc.	*	3,750	14,288
NeuStar, Inc., Class A	*†	3,140	79,128
Online Resources Corp.	*	700	2,821
Paychex, Inc.	†	9,958	305,711
Pfsweb, Inc.	*	1,209	3,446
SAIC, Inc.	*	13,953	246,968
Sapient Corp.		4,150	37,931
SRA International, Inc., Class A	*	1,664	34,595
StarTek, Inc.	*	994	6,908
Syntel, Inc.		1,554	59,782
TeleTech Holdings, Inc.	*	2,738	46,765
Total System Services, Inc.	†	6,935	108,602
Unisys Corp.	*†	1,371	47,834
VeriFone Holdings, Inc.	*†	2,645	53,455
Visa, Inc., Class A	†	16,917	1,539,955
Western Union Co. (The)		25,245	428,155
Wright Express Corp.	*	1,750	$52,710
			7,456,190

Leisure Equipment & Products—0.2%
Arctic Cat, Inc.	*	1,857	20,148
Brunswick Corp.	†	3,797	60,638
Callaway Golf Co.	†	2,881	25,410
Eastman Kodak Co.	*	11,893	68,861
Hasbro, Inc.		4,344	166,288
Jakks Pacific, Inc.	*	925	12,071
Leapfrog Enterprises, Inc.	*	1,261	8,260
Mattel, Inc.		13,234	300,941
Nautilus, Inc.	*†	1,359	4,104
Polaris Industries, Inc.	†	1,858	95,055
Pool Corp.		2,434	55,106
RC2 Corp.	*	1,650	24,701
Steinway Musical Instruments, Inc.	*	683	12,861
Sturm Ruger & Co., Inc.	†	3,296	39,519
			893,963

Life Sciences Tools & Services—0.6%
Accelrys, Inc.	*	1,145	7,053
Affymetrix, Inc.	*†	2,525	18,533
Albany Molecular Research, Inc.	*†	1,371	11,448
Bio-Rad Laboratories, Inc., Class A	*	623	64,493
Bruker Corp.	*	1,667	24,422
Caliper Life Sciences, Inc.	*	867	3,425
Cambrex Corp.	*†	1,258	5,095
Charles River Laboratories International, Inc.	*†	2,755	108,299
Covance, Inc.	*†	2,839	174,286
Dionex Corp.	*	1,031	77,098
Enzo Biochem, Inc.	*	1,353	8,145
eResearchTechnology, Inc.	*	2,056	14,207
Illumina, Inc.	*†	4,535	176,411
Kendle International, Inc.	*	1,316	23,004
Life Technologies Corp.	*	7,474	390,666
Luminex Corp.	*	1,070	18,008
Mettler-Toledo International, Inc. (Switzerland)	*	913	99,700
Millipore Corp.	*	2,144	226,406
Ore Pharmaceutical Holdings, Inc.	*	190	67
Parexel International Corp.	*†	2,306	53,753
PerkinElmer, Inc.		5,266	125,857
Pharmaceutical Product Development, Inc.	†	4,736	112,480
Sequenom, Inc.	*†	614	3,874
Techne Corp.	†	1,736	110,566
Thermo Fisher Scientific, Inc.	*	16,050	825,612
Varian, Inc.	*	1,502	77,774
Waters Corp.	*†	3,878	261,920
			3,022,602

Machinery—2.1%
3D Systems Corp.	*†	1,158	15,807
Actuant Corp., Class A	†	2,022	39,530
AGCO Corp.	*	3,068	110,049
Albany International Corp., Class A	†	1,437	30,939
American Railcar Industries, Inc.		1,200	14,592
Ampco-Pittsburgh Corp.		613	15,215
Astec Industries, Inc.	*†	821	23,776
Badger Meter, Inc.	†	1,134	43,670
Barnes Group, Inc.	†	2,018	39,250
Blount International, Inc.	*	1,532	15,872

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Briggs & Stratton Corp.	†	1,822	$35,529
Bucyrus International, Inc.	†	2,860	188,731
Caterpillar, Inc.		21,496	1,351,024
Chart Industries, Inc.	*	1,070	21,400
CIRCOR International, Inc.	†	711	23,612
CLARCOR, Inc.	†	2,354	81,190
Crane Co.	†	2,467	87,579
Cummins, Inc.		7,020	434,889
Danaher Corp.	†	9,574	765,058
Deere & Co.		15,887	944,641
Donaldson Co., Inc.		3,810	171,907
Dover Corp.		7,805	364,884
Eaton Corp.		5,791	438,784
EnPro Industries, Inc.	*†	981	28,528
ESCO Technologies, Inc.	†	1,222	38,872
Federal Signal Corp.		2,159	19,453
Flow International Corp.	*	2,200	6,622
Flowserve Corp.		2,375	261,891
Force Protection, Inc.	*	3,825	23,027
FreightCar America, Inc.		900	21,744
Gardner Denver, Inc.	†	1,836	80,857
Graco, Inc.	†	2,883	92,256
Harsco Corp.		3,646	116,453
Hurco Cos., Inc.	*†	300	5,049
IDEX Corp.		3,304	109,362
Illinois Tool Works, Inc.		16,815	796,358
John Bean Technologies Corp.		1,164	20,417
Joy Global, Inc.		4,799	271,623
Kadant, Inc.	*	721	10,390
Kaydon Corp.		1,422	53,467
Kennametal, Inc.	†	3,196	89,872
Lincoln Electric Holdings, Inc.		1,877	101,977
Lindsay Corp.	†	808	33,459
Manitowoc Co., Inc. (The)	†	5,044	65,572
Middleby Corp.	*†	984	56,669
Mueller Industries, Inc.		1,592	42,650
Mueller Water Products, Inc., Class A		3,000	14,340
NACCO Industries, Inc., Class A		309	22,912
Navistar International Corp.	*†	2,436	108,962
Nordson Corp.		1,522	103,374
Oshkosh Corp.	*	2,868	115,695
PACCAR, Inc.		14,853	643,729
Pall Corp.		5,186	209,981
Parker Hannifin Corp.		7,453	482,507
Pentair, Inc.		3,618	128,873
Robbins & Myers, Inc.		1,736	41,352
Sauer-Danfoss, Inc.	*	1,531	20,332
Snap-On, Inc.		2,419	104,839
SPX Corp.		2,157	143,052
Tecumseh Products Co., Class A	*	712	8,736
Tennant Co.		1,280	35,059
Terex Corp.	*†	4,124	93,656
Timken Co.		3,702	111,097
Titan International, Inc.	†	1,356	11,838
Toro Co.	†	1,020	50,153
Trinity Industries, Inc.	†	3,051	60,898
Valmont Industries, Inc.	†	1,162	96,249
Wabash National Corp.	*	1,395	9,779
WABCO Holdings, Inc.	*	2,354	70,432
Wabtec Corp.	†	1,737	73,162
Watts Water Technologies, Inc., Class A		1,225	38,049
			10,403,552

Marine—0.1%
Alexander & Baldwin, Inc.		1,466	$48,451
American Commercial Lines, Inc.	*†	500	12,550
Eagle Bulk Shipping, Inc.	*†	3,648	19,371
Excel Maritime Carriers Ltd. (Greece)	*	2,810	16,944
Genco Shipping & Trading Ltd.	*†	2,042	43,107
Horizon Lines, Inc., Class A	†	2,035	11,070
Kirby Corp.	*	2,358	89,958
			241,451

Media—2.9%
4Kids Entertainment, Inc.	*†	605	696
A.H. Belo Corp., Class A	*	944	6,768
Alloy, Inc.	*†	462	3,788
Arbitron, Inc.	†	1,298	34,605
Ascent Media Corp., Class A	*	545	14,851
Belo Corp., Class A		4,721	32,197
Cablevision Systems Corp., Class A		9,044	218,322
CBS Corp., Class B		25,719	358,523
CKX, Inc.	*†	1,800	11,034
Clear Channel Outdoor Holdings, Inc., Class A	*	2,500	26,525
Comcast Corp., Class A		109,203	2,055,200
Crown Media Holdings, Inc., Class A	*†	5,899	11,326
Cumulus Media, Inc., Class A	*	2,174	7,392
DIRECTV, Class A	*	35,852	1,212,156
Discovery Communications, Inc., Class A	*†	5,451	184,189
Discovery Communications, Inc., Series C	*	5,451	160,314
DISH Network Corp., Class A		9,386	195,417
DreamWorks Animation SKG, Inc., Class A	*	1,300	51,207
E.W. Scripps Co., (The), Class A	*	1,204	10,174
EDCI Holdings, Inc.	*	214	725
Emmis Communications Corp., Class A	*	1,175	1,339
Entercom Communications Corp., Class A	*	2,183	25,956
Entravision Communications Corp., Class A	*	2,852	7,872
Gannett Co., Inc.		7,301	120,613
Gray Television, Inc.	*	1,838	4,227
Harris Interactive, Inc.	*	2,730	3,303
Harte-Hanks, Inc.		3,119	40,110
Interactive Data Corp.		1,521	48,672
Interpublic Group of Cos., Inc.	*	17,203	143,129
John Wiley & Sons, Inc., Class A		2,491	107,810
Journal Communications, Inc., Class A	*†	3,900	16,380
Lamar Advertising Co., Class A	*	3,479	119,504
Lee Enterprises, Inc.	*	1,973	6,688
Liberty Global, Inc., Series A	*†	2,989	87,159
Liberty Media Corp.—Capital, Series A	*	5,451	198,253
Liberty Media Corp.—Starz, Series A	*	2,180	119,202
LIN TV Corp., Class A	*	1,419	8,159
Live Nation Entertainment, Inc.	*	5,485	79,533
LodgeNet Interactive Corp.	*†	1,250	8,712
Madison Square Garden, Inc., Class A	*	2,261	49,132
McClatchy Co. (The), Class A	*†	2,444	12,000
McGraw-Hill Cos., Inc. (The)		13,196	470,437
Media General, Inc., Class A	*†	952	7,892

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Mediacom Communications Corp., Class A	*	3,433	$20,426
Meredith Corp.	†	2,083	71,676
National CineMedia, Inc.		2,226	38,421
New Frontier Media, Inc.	*	3,808	7,616
New York Times Co. (The), Class A	*†	5,682	63,241
News Corp., Class A		85,628	1,233,899
Omnicom Group, Inc.		12,546	486,910
Playboy Enterprises, Inc., Class B	*	1,251	4,579
PRIMEDIA, Inc.		1,475	5,074
Radio Unica Communications Corp.	*‡δ	1,900	—
RCN Corp.	*	2,597	39,163
Regal Entertainment Group, Class A		2,743	48,195
Salem Communications Corp., Class A	*	850	3,043
Scholastic Corp.	†	1,845	51,660
Scripps Networks Interactive, Inc., Class A		3,612	160,192
Sinclair Broadcast Group, Inc., Class A	*	2,049	10,409
Sirius XM Radio, Inc.	*†	88,505	77,044
Time Warner Cable, Inc.		13,815	736,478
Time Warner, Inc.		43,658	1,365,186
Valassis Communications, Inc.	*	2,236	62,228
Value Line, Inc.		573	13,231
Viacom, Inc., Class B	*	22,554	775,407
Virgin Media, Inc.	†	10,479	180,868
Walt Disney Co. (The)		68,525	2,392,208
Washington Post Co. (The), Class B		258	114,598
World Wrestling Entertainment, Inc., Class A	†	1,030	17,819
			14,261,062

Metals & Mining—1.2%
AK Steel Holding Corp.		5,009	114,506
Alcoa, Inc.		52,882	753,040
Allegheny Technologies, Inc.		3,350	180,866
AMCOL International Corp.		1,186	32,259
Brush Engineered Materials, Inc.	*†	1,122	25,324
Carpenter Technology Corp.		1,882	68,881
Century Aluminum Co.	*	865	11,902
Cliffs Natural Resources, Inc.		4,072	288,908
Coeur d’Alene Mines Corp.	*†	2,145	32,132
Commercial Metals Co.		4,080	61,445
Compass Minerals International, Inc.	†	1,915	153,640
Freeport-McMoRan Copper & Gold, Inc.		16,587	1,385,678
Hecla Mining Co.	*†	4,124	22,558
Newmont Mining Corp.		18,360	935,075
Nucor Corp.		10,963	497,501
Reliance Steel & Aluminum Co.		2,966	146,016
Rock of Ages Corp.	*	1,387	4,619
Royal Gold, Inc.		1,153	53,280
RTI International Metals, Inc.	*†	1,363	41,340
Schnitzer Steel Industries, Inc., Class A		693	36,403
Southern Copper Corp.		8,700	275,529
Steel Dynamics, Inc.		8,080	141,158
Stillwater Mining Co.	*†	3,727	48,376
Titanium Metals Corp.	*	5,344	88,657
United States Steel Corp.	†	5,607	356,157
Walter Energy, Inc.		1,840	169,777
Worthington Industries, Inc.		3,575	$61,812
			5,986,839

Multiline Retail—0.8%
99 Cents Only Stores	*†	3,207	52,274
Big Lots, Inc.	*	3,509	127,798
Dillard’s, Inc., Class A	†	3,454	81,514
Dollar Tree, Inc.	*	3,134	185,595
Family Dollar Stores, Inc.	†	6,365	233,023
Fred’s, Inc., Class A	†	1,781	21,336
J.C. Penney Co., Inc.		7,928	255,044
Kohl’s Corp.	*	10,240	560,947
Macy’s, Inc.		16,688	363,298
Nordstrom, Inc.		6,901	281,906
Retail Ventures, Inc.	*	1,372	13,048
Saks, Inc.	*†	5,811	49,975
Sears Holdings Corp.	*†	3,097	335,808
Target Corp.		26,027	1,369,020
Tuesday Morning Corp.	*	1,816	11,967
			3,942,553

Multi-Utilities—1.2%
Alliant Energy Corp.		4,491	149,371
Ameren Corp.		8,429	219,828
Avista Corp.	†	1,759	36,429
Black Hills Corp.		2,041	61,944
CenterPoint Energy, Inc.		12,705	182,444
CH Energy Group, Inc.	†	694	28,343
CMS Energy Corp.	†	6,681	103,288
Consolidated Edison, Inc.		10,967	488,470
Dominion Resources, Inc.		21,781	895,417
DTE Energy Co.	†	6,985	311,531
Integrys Energy Group, Inc.	†	2,691	127,500
MDU Resources Group, Inc.		7,657	165,238
NiSource, Inc.		10,893	172,110
NorthWestern Corp.	†	1,449	38,848
NSTAR		4,374	154,927
OGE Energy Corp.		3,358	130,761
PG&E Corp.		13,909	590,020
Public Service Enterprise Group, Inc.		19,514	576,053
SCANA Corp.		4,791	180,094
Sempra Energy		8,687	433,481
TECO Energy, Inc.	†	7,797	123,894
Vectren Corp.	†	3,706	91,612
Wisconsin Energy Corp.		4,564	225,507
Xcel Energy, Inc.		16,552	350,902
			5,838,012

Office Electronics—0.1%
Xerox Corp.		57,384	559,494
Zebra Technologies Corp., Class A	*†	2,988	88,445
			647,939

Oil, Gas & Consumable Fuels—8.7%
Adams Resources & Energy, Inc.		1,462	25,585
Alpha Natural Resources, Inc.	*	5,222	260,526
Anadarko Petroleum Corp.		19,446	1,416,252
Apache Corp.		15,606	1,584,009
Apco Oil and Gas International, Inc.		2,488	67,325
Arch Coal, Inc.		5,284	120,739
Arena Resources, Inc.	*†	1,202	40,147
Atlas Energy, Inc.	*	2,578	80,227
ATP Oil & Gas Corp.	*†	685	12,885
Berry Petroleum Co., Class A	†	2,902	81,720

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Blue Dolphin Energy Co.	*	3,650	$1,314
BP Prudhoe Bay Royalty Trust		1,105	109,108
BPZ Resources, Inc.	*†	4,003	29,422
Cabot Oil & Gas Corp.	†	4,548	167,366
Callon Petroleum Co.	*	779	4,175
Carrizo Oil & Gas, Inc.	*†	1,800	41,310
Chesapeake Energy Corp.		24,112	570,008
Chevron Corp.		80,510	6,105,073
Cimarex Energy Co.	†	2,681	159,198
Clayton Williams Energy, Inc.	*	550	19,239
CNX Gas Corp.	*	1,100	41,855
Comstock Resources, Inc.	*	1,735	55,173
Concho Resources, Inc.	*	1,982	99,814
ConocoPhillips		60,023	3,071,377
Consol Energy, Inc.		7,662	326,861
Contango Oil & Gas Co.	*†	902	46,137
Continental Resources, Inc.	*	3,671	156,201
Cross Timbers Royalty Trust		575	18,423
Crosstex Energy, Inc.	*	2,100	18,249
CVR Energy, Inc.	*	5,235	45,806
Delta Petroleum Corp.	*†	2,709	3,820
Denbury Resources, Inc.	*	16,015	270,173
Devon Energy Corp.		16,506	1,063,482
DHT Holdings, Inc. (Jersey, Channel Islands)		4,173	16,358
El Paso Corp.		25,233	273,526
EOG Resources, Inc.		9,558	888,321
Evergreen Energy, Inc.	*	4,989	898
EXCO Resources, Inc.		8,720	160,274
Exxon Mobil Corp.		191,676	12,838,458
Forest Oil Corp.	*†	3,820	98,632
Frontier Oil Corp.		4,576	61,776
FX Energy, Inc.	*†	3,496	11,991
General Maritime Corp.	†	2,541	18,270
GMX Resources, Inc.	*†	1,297	10,661
Goodrich Petroleum Corp.	*†	1,566	24,492
Hess Corp.		11,810	738,715
Holly Corp.	†	1,972	55,039
Hugoton Royalty Trust		1,669	27,605
International Coal Group, Inc.	*	4,900	22,393
James River Coal Co.	*	1,500	23,850
Marathon Oil Corp.		26,168	827,956
Mariner Energy, Inc.	*†	3,261	48,817
Massey Energy Co.		3,053	159,641
McMoRan Exploration Co.	*†	2,961	43,319
Meridian Resource Corp.	*	2,950	826
Murphy Oil Corp.		7,512	422,099
Newfield Exploration Co.	*†	5,246	273,054
Noble Energy, Inc.	†	4,966	362,518
Occidental Petroleum Corp.		32,602	2,756,173
Overseas Shipholding Group, Inc.		1,587	62,258
Patriot Coal Corp.	*	2,992	61,216
Peabody Energy Corp.		10,624	485,517
Penn Virginia Corp.		1,433	35,109
Petrohawk Energy Corp.	*	10,513	213,204
Petroleum Development Corp.	*	1,250	28,963
Petroquest Energy, Inc.	*†	3,346	16,830
Pioneer Natural Resources Co.		5,801	326,712
Plains Exploration & Production Co.	*	5,227	156,758
Quicksilver Resources, Inc.	*	3,960	55,717
Range Resources Corp.		5,516	258,535
Rentech, Inc.	*†	7,800	8,034
Rosetta Resources, Inc.	*†	3,400	80,070
SandRidge Energy, Inc.	*†	3,220	24,794
Ship Finance International Ltd. (Bermuda)	†	3,352	$59,532
Southern Union Co.	†	3,367	85,421
Southwestern Energy Co.	*	12,344	502,648
Spectra Energy Corp.		23,691	533,758
St. Mary Land & Exploration Co.		2,262	78,740
Stone Energy Corp.	*†	1,208	21,442
Sunoco, Inc.		5,446	161,801
Swift Energy Co.	*†	1,142	35,105
Syntroleum Corp.	*	1,246	2,642
Teekay Corp. (Canada)		1,691	38,453
Tesoro Corp.	†	6,846	95,159
Ultra Petroleum Corp.	*	6,082	283,604
USEC, Inc.	*†	7,347	42,392
Vaalco Energy, Inc.	*†	3,800	18,772
Valero Energy Corp.		22,004	433,479
Verenium Corp.	*†	149	754
Warren Resources, Inc.	*	3,600	9,072
Western Refining, Inc.	*†	2,500	13,750
Whiting Petroleum Corp.	*	1,242	100,403
Williams Cos., Inc. (The)		24,207	559,182
World Fuel Services Corp.		1,920	51,149
XTO Energy, Inc.		22,604	1,066,457
			42,286,093

Paper & Forest Products—0.2%
Buckeye Technologies, Inc.	*	1,251	16,363
Clearwater Paper Corp.	*	462	22,753
Deltic Timber Corp.		724	31,892
Domtar Corp. (Canada)	*†	1,388	89,401
Glatfelter	†	1,740	25,212
International Paper Co.		14,370	353,646
Louisiana-Pacific Corp.	*	4,396	39,784
MeadWestvaco Corp.		6,398	163,469
Neenah Paper, Inc.	†	652	10,328
Schweitzer-Mauduit International, Inc.	†	724	34,433
Wausau Paper Corp.	*	1,903	16,252
Weyerhaeuser Co.		8,921	403,854
			1,207,387

Personal Products—0.2%
Alberto-Culver Co.		3,659	95,683
Avon Products, Inc.		14,351	486,068
Elizabeth Arden, Inc.	*	1,017	18,306
Estee Lauder Cos., Inc. (The), Class A		3,747	243,068
Herbalife Ltd. (Cayman Islands)		848	39,110
Medifast, Inc.	*†	734	18,445
NBTY, Inc.	*	2,664	127,819
Nu Skin Enterprises, Inc., Class A	†	3,018	87,824
USANA Health Sciences, Inc.	*†	593	18,626
			1,134,949

Pharmaceuticals—5.4%
Abbott Laboratories		64,594	3,402,812
Adolor Corp.	*	1,927	3,469
Allergan, Inc.		12,063	787,955
AVANIR Pharmaceuticals, Inc., Class A	*†	1,500	3,480
Bristol-Myers Squibb Co.		72,112	1,925,390
Columbia Laboratories, Inc.	*†	1,819	1,946
CPEX Pharmaceuticals, Inc.	*	71	1,130
Cypress Bioscience, Inc.	*†	1,560	7,644
Discovery Laboratories, Inc.	*†	2,566	1,334
Durect Corp.	*	1,900	5,719

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Eli Lilly & Co.		34,889	$1,263,680
Emisphere Technologies, Inc.	*†	772	1,830
Endo Pharmaceuticals Holdings, Inc.	*	4,151	98,337
Forest Laboratories, Inc.	*	9,208	288,763
Harbor BioSciences, Inc.	*	954	491
Heska Corp.	*	4,462	3,663
Hi-Tech Pharmacal Co., Inc.	*†	862	19,085
Inspire Pharmaceuticals, Inc.	*†	1,369	8,543
Johnson & Johnson		110,366	7,195,863
King Pharmaceuticals, Inc.	*	10,009	117,706
KV Pharmaceutical Co., Class A	*†	2,179	3,835
MDRNA, Inc.	*†	1,500	1,650
Medicines Co. (The)	*	2,018	15,821
Medicis Pharmaceutical Corp., Class A	†	2,564	64,510
Merck & Co., Inc.		115,011	4,295,661
Mylan, Inc.	*†	10,972	249,174
Nektar Therapeutics	*†	2,368	36,017
Optimer Pharmaceuticals, Inc.	*†	2,592	31,830
Pain Therapeutics, Inc.	*	1,318	8,264
Par Pharmaceutical Cos., Inc.	*†	1,362	33,778
Penwest Pharmaceuticals Co.	*	930	3,208
Perrigo Co.	†	3,119	183,148
Pfizer, Inc.		333,624	5,721,652
Pozen, Inc.	*	1,014	9,714
Questcor Pharmaceuticals, Inc.	*†	4,217	34,706
Salix Pharmaceuticals Ltd.	*	2,346	87,388
SuperGen, Inc.	*	1,338	4,282
Valeant Pharmaceuticals International	*†	3,473	149,026
Viropharma, Inc.	*	4,061	55,351
Vivus, Inc.	*†	1,630	14,214
Watson Pharmaceuticals, Inc.	*	4,630	193,395
XenoPort, Inc.	*†	1,939	17,955
			26,353,419

Professional Services—0.3%
Administaff, Inc.		1,143	24,392
Advisory Board Co. (The)	*	950	29,925
Barrett Business Services, Inc.		2,203	29,873
CDI Corp.	†	1,131	16,581
Corporate Executive Board Co. (The)	†	1,507	40,071
CoStar Group, Inc.	*†	770	31,970
CRA International, Inc.	*†	986	22,599
Diamond Management & Technology Consultants, Inc.		1,431	11,233
Dun & Bradstreet Corp.		1,546	115,053
Equifax, Inc.		5,325	190,635
FTI Consulting, Inc.	*	1,735	68,220
Heidrick & Struggles International, Inc.		865	24,246
Huron Consulting Group, Inc.	*	988	20,056
IHS, Inc., Class A	*†	1,414	75,607
Kelly Services, Inc., Class A	*†	1,173	19,542
Kforce, Inc.	*	297	4,517
Korn/Ferry International	*†	1,624	28,664
Manpower, Inc.	†	3,593	205,232
Navigant Consulting, Inc.	*	2,313	28,057
On Assignment, Inc.	*	1,243	8,863
RCM Technologies, Inc.	*	1,593	5,018
Resources Connection, Inc.	*	2,060	39,490
Robert Half International, Inc.		7,107	216,266
School Specialty, Inc.	*	854	19,394
SFN Group, Inc.	*	2,689	21,539
Towers Watson & Co., Class A		1,600	$76,000
TrueBlue, Inc.	*	2,485	38,518
Verisk Analytics, Inc., Class A	*	4,073	114,859
Volt Information Sciences, Inc.	*	1,249	12,752
			1,539,172

Real Estate Investment Trusts (REITs)—2.2%
Acadia Realty Trust REIT		1,368	24,432
Agree Realty Corp. REIT		814	18,608
Alexander’s, Inc. REIT	*	78	23,332
Alexandria Real Estate Equities, Inc. REIT	†	1,245	84,162
AMB Property Corp. REIT	†	6,265	170,659
American Campus Communities, Inc. REIT	†	1,699	46,994
Annaly Capital Management, Inc. REIT		22,691	389,831
Anworth Mortgage Asset Corp. REIT	†	31,384	211,528
Apartment Investment & Management Co., Class A REIT		5,659	104,182
Ashford Hospitality Trust, Inc. REIT	*†	4,200	30,114
AvalonBay Communities, Inc. REIT	†	3,314	286,164
BioMed Realty Trust, Inc. REIT	†	1,400	23,156
Boston Properties, Inc. REIT	†	4,700	354,568
Brandywine Realty Trust REIT		6,105	74,542
BRE Properties, Inc. REIT	†	2,433	86,980
BRT Realty Trust REIT	*	421	2,779
Camden Property Trust REIT		2,058	85,675
Capital Trust, Inc., Class A REIT	*†	523	811
Capstead Mortgage Corp. REIT		2,400	28,704
CBL & Associates Properties, Inc. REIT		10,788	147,796
Cedar Shopping Centers, Inc. REIT		583	4,612
Chimera Investment Corp. REIT		26,811	104,295
Cohen & Co., Inc. REIT	*†	421	2,374
Colonial Properties Trust REIT		1,962	25,271
Corporate Office Properties Trust REIT	†	1,904	76,408
Cousins Properties, Inc. REIT		2,442	20,296
DCT Industrial Trust, Inc. REIT	†	6,576	34,392
Developers Diversified Realty Corp. REIT		5,227	63,613
DiamondRock Hospitality Co. REIT	*†	4,047	40,915
Digital Realty Trust, Inc. REIT	†	2,000	108,400
Douglas Emmett, Inc. REIT	†	4,212	64,738
Duke Realty Corp. REIT		5,609	69,552
DuPont Fabros Technology, Inc. REIT		4,666	100,739
EastGroup Properties, Inc. REIT	†	1,538	58,044
Entertainment Properties Trust REIT		2,733	112,408
Equity Lifestyle Properties, Inc. REIT		1,140	61,423
Equity One, Inc. REIT	†	2,619	49,473
Equity Residential REIT		11,387	445,801
Essex Property Trust, Inc. REIT	†	807	72,590
Extra Space Storage, Inc. REIT		3,500	44,380
Federal Realty Investment Trust REIT		2,295	167,099
FelCor Lodging Trust, Inc. REIT	*	3,135	17,870
First Industrial Realty Trust, Inc. REIT	*	1,599	12,408
First Potomac Realty Trust REIT	†	1,628	24,469

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Franklin Street Properties Corp. REIT		2,200	$31,746
Getty Realty Corp. REIT	†	1,747	40,880
Glimcher Realty Trust REIT		1,584	8,031
Gramercy Capital Corp. REIT	*†	2,182	6,088
Hatteras Financial Corp. REIT		1,935	49,865
HCP, Inc. REIT	†	11,075	365,475
Health Care REIT, Inc. REIT		3,657	165,406
Healthcare Realty Trust, Inc. REIT		1,881	43,809
Highwoods Properties, Inc. REIT	†	2,393	75,930
Home Properties, Inc. REIT	†	1,390	65,052
Hospitality Properties Trust REIT		2,923	70,006
Host Hotels & Resorts, Inc. REIT		21,796	319,311
HRPT Properties Trust REIT		9,142	71,125
Inland Real Estate Corp. REIT		2,302	21,063
Investors Real Estate Trust REIT		2,989	26,961
iStar Financial, Inc. REIT	*†	4,331	19,879
Kilroy Realty Corp. REIT	†	1,316	40,585
Kimco Realty Corp. REIT		15,341	239,933
Kite Realty Group Trust REIT	†	2,654	12,553
LaSalle Hotel Properties REIT	†	1,561	36,371
Lexington Realty Trust REIT	†	1,570	10,221
Liberty Property Trust REIT	†	3,372	114,446
LTC Properties, Inc. REIT	†	2,385	64,538
Macerich Co. (The) REIT		3,209	122,937
Mack-Cali Realty Corp. REIT		2,488	87,702
Maguire Properties, Inc. REIT	*	1,199	3,693
Medical Properties Trust, Inc. REIT	†	3,172	33,243
MFA Financial, Inc. REIT		10,801	79,495
Mid-America Apartment Communities, Inc. REIT	†	1,240	64,220
Mission West Properties, Inc. REIT	†	1,417	9,749
Monmouth Real Estate Investment Corp., Class A REIT		3,275	27,543
National Health Investors, Inc. REIT	†	979	37,946
National Retail Properties, Inc. REIT	†	2,356	53,787
Nationwide Health Properties, Inc. REIT		3,720	130,758
Newcastle Investment Corp. REIT	*†	754	2,435
NorthStar Realty Finance Corp. REIT	†	4,388	18,473
Omega Healthcare Investors, Inc. REIT		4,100	79,909
Parkway Properties, Inc. REIT	†	986	18,517
Pennsylvania Real Estate Investment Trust REIT	†	1,510	18,830
Plum Creek Timber Co., Inc. REIT	†	7,429	289,062
PMC Commercial Trust REIT		865	6,332
Post Properties, Inc. REIT		2,078	45,758
Potlatch Corp. REIT		1,618	56,695
ProLogis REIT	†	18,290	241,428
PS Business Parks, Inc. REIT		599	31,987
Public Storage REIT		5,209	479,176
RAIT Financial Trust REIT	*†	991	1,962
Ramco-Gershenson Properties Trust REIT		1,275	14,357
Rayonier, Inc. REIT		3,336	151,554
Realty Income Corp. REIT	†	4,138	126,995
Redwood Trust, Inc. REIT		1,008	$15,543
Regency Centers Corp. REIT	†	2,745	102,855
Saul Centers, Inc. REIT		987	40,862
Senior Housing Properties Trust REIT	†	3,680	81,512
Simon Property Group, Inc. REIT		11,699	981,546
SL Green Realty Corp. REIT		2,185	125,135
Sovran Self Storage, Inc. REIT	†	1,269	44,237
Strategic Hotels & Resorts, Inc. REIT	*†	2,904	12,342
Sun Communities, Inc. REIT	†	1,061	26,737
Sunstone Hotel Investors, Inc. REIT	*	2,559	28,584
Tanger Factory Outlet Centers, Inc. REIT		1,221	52,698
Taubman Centers, Inc. REIT	†	2,083	83,153
UDR, Inc. REIT		6,077	107,198
Universal Health Realty Income Trust REIT		1,333	47,108
U-Store-It Trust REIT		3,600	25,920
Ventas, Inc. REIT		6,235	296,038
Vornado Realty Trust REIT		6,664	504,465
Walter Investment Management Corp. REIT		598	9,568
Washington Real Estate Investment Trust REIT	†	1,834	56,029
Weingarten Realty Investors REIT	†	3,474	74,899
			10,826,833

Real Estate Management & Development—0.2%
Altisource Portfolio Solutions SA (Luxembourg)	*	1,119	25,066
Brookfield Properties Corp.	†	15,325	235,392
CB Richard Ellis Group, Inc., Class A	*	6,900	109,365
Forest City Enterprises, Inc., Class A	*†	9,240	133,148
Forestar Group, Inc.	*	1,502	28,358
Grubb & Ellis Co.	*†	652	1,434
Jones Lang LaSalle, Inc.		1,311	95,559
St. Joe Co. (The)	*†	3,582	115,878
Tejon Ranch Co.	*	762	23,256
			767,456

Road & Rail—0.8%
Amerco, Inc.	*	805	43,703
Arkansas Best Corp.	†	903	26,982
Avis Budget Group, Inc.	*†	4,424	50,876
Con-way, Inc.		2,160	75,859
CSX Corp.		13,935	709,292
Dollar Thrifty Automotive Group, Inc.	*	1,057	33,961
Genesee & Wyoming, Inc., Class A	*	1,576	53,773
Heartland Express, Inc.		4,220	69,630
J.B. Hunt Transport Services, Inc.		3,964	142,228
Kansas City Southern	*†	2,513	90,895
Knight Transportation, Inc.	†	3,879	81,808
Landstar System, Inc.		2,256	94,707
Norfolk Southern Corp.		14,488	809,734
Old Dominion Freight Line, Inc.	*	1,783	59,534
PAM Transportation Services, Inc.	*	338	4,631
Ryder System, Inc.		2,660	103,102
Saia, Inc.	*†	1,662	23,069
Union Pacific Corp.		19,060	1,397,098
Werner Enterprises, Inc.	†	2,915	67,541

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
YRC Worldwide, Inc.	*	2,278	$1,239
			3,939,662

Semiconductors & Semiconductor Equipment—2.8%
Actel Corp.	*†	1,140	15,789
Advanced Energy Industries, Inc.	*	1,428	23,648
Advanced Micro Devices, Inc.	*	21,447	198,814
Aetrium, Inc.	*	614	1,891
Altera Corp.		6,689	162,610
Amkor Technology, Inc.	*†	7,211	50,982
Anadigics, Inc.	*	957	4,651
Analog Devices, Inc.		10,781	310,708
Applied Materials, Inc.		43,119	581,244
Applied Micro Circuits Corp.	*†	3,186	27,495
Atheros Communications, Inc.	*	2,700	104,517
Atmel Corp.	*	18,733	94,227
ATMI, Inc.	*	1,559	30,104
Axcelis Technologies, Inc.	*	4,095	6,798
AXT, Inc.	*	946	3,018
Broadcom Corp., Class A		23,561	781,754
Brooks Automation, Inc.	*†	3,103	27,368
Cabot Microelectronics Corp.	*	1,049	39,684
Ceva, Inc.	*	692	8,069
Cirrus Logic, Inc.	*	2,946	24,717
Cohu, Inc.	†	859	11,828
Conexant Systems, Inc.	*	2,046	6,956
Cree, Inc.	*	3,097	217,471
Cymer, Inc.	*†	1,498	55,875
Cypress Semiconductor Corp.	*†	4,876	56,074
Diodes, Inc.	*	2,400	53,760
DSP Group, Inc.	*†	1,194	9,946
Entegris, Inc.	*†	5,738	28,920
Exar Corp.	*	1,758	12,394
Fairchild Semiconductor International, Inc.	*	4,903	52,217
FEI Co.	*	1,368	31,341
Formfactor, Inc.	*	1,417	25,166
FSI International, Inc.	*	1,479	5,724
Integrated Device Technology, Inc.	*	8,168	50,070
Integrated Silicon Solution, Inc.	*	1,269	13,388
Intel Corp.		225,417	5,017,782
International Rectifier Corp.	*†	2,631	60,250
Intersil Corp., Class A	†	5,757	84,973
IXYS Corp.	*	1,329	11,350
KLA-Tencor Corp.		4,441	137,316
Kopin Corp.	*†	2,431	8,995
Kulicke & Soffa Industries, Inc.	*	2,008	14,558
Lam Research Corp.	*	5,335	199,102
Lattice Semiconductor Corp.	*	4,395	16,130
Linear Technology Corp.	†	8,638	244,283
LSI Corp.	*	30,700	187,884
LTX-Credence Corp.	*	4,076	12,350
Marvell Technology Group Ltd. (Bermuda)	*	18,500	377,030
Mattson Technology, Inc.	*	1,760	8,131
Maxim Integrated Products, Inc.	†	9,781	189,654
MEMC Electronic Materials, Inc.	*	8,113	124,372
Micrel, Inc.	†	3,731	39,772
Microchip Technology, Inc.	†	6,974	196,388
Micron Technology, Inc.	*	25,902	269,122
Microsemi Corp.	*	2,474	42,899
Mindspeed Technologies, Inc.	*†	801	6,416
MIPS Technologies, Inc.	*†	2,228	9,937
MKS Instruments, Inc.	*†	2,455	48,093
MoSys, Inc.	*	1,251	5,017
National Semiconductor Corp.	†	10,460	$151,147
Netlogic Microsystems, Inc.	*	2,136	62,862
Novellus Systems, Inc.	*	2,876	71,900
NVE Corp.	*†	348	15,764
NVIDIA Corp.	*†	20,184	350,798
Omnivision Technologies, Inc.	*	2,354	40,442
ON Semiconductor Corp.	*†	10,008	80,064
PDF Solutions, Inc.	*	974	4,247
Pericom Semiconductor Corp.	*	1,023	10,956
Photronics, Inc.	*†	1,388	7,065
PLX Technology, Inc.	*	1,050	5,534
PMC—Sierra, Inc.	*	7,045	62,841
Power Integrations, Inc.		1,952	80,422
QuickLogic Corp.	*†	1,050	3,045
Rambus, Inc.	*†	4,071	88,951
Ramtron International Corp.	*	1,920	5,376
RF Micro Devices, Inc.	*†	8,143	40,552
Rudolph Technologies, Inc.	*	1,247	10,687
Semtech Corp.	*	2,970	51,767
Sigma Designs, Inc.	*†	1,320	15,484
Silicon Image, Inc.	*	2,948	8,903
Silicon Laboratories, Inc.	*	2,124	101,251
Silicon Storage Technology, Inc.	*	3,793	11,531
Skyworks Solutions, Inc.	*†	5,822	90,823
Standard Microsystems Corp.	*†	806	18,764
Tegal Corp.	*	312	365
Teradyne, Inc.	*†	7,938	88,667
Tessera Technologies, Inc.	*	1,560	31,637
Texas Instruments, Inc.		50,687	1,240,311
Transwitch Corp.	*	429	1,201
Trident Microsystems, Inc.	*	3,018	5,251
TriQuint Semiconductor, Inc.	*†	4,918	34,426
Ultratech, Inc.	*†	971	13,206
Varian Semiconductor Equipment Associates, Inc.	*	3,367	111,515
Veeco Instruments, Inc.	*†	1,294	56,289
Virage Logic Corp.	*†	901	7,082
White Electronic Designs Corp.	*	514	3,598
Xilinx, Inc.		7,592	193,596
Zoran Corp.	*†	1,650	17,754
			13,637,096

Software—4.3%
ACI Worldwide, Inc.	*†	1,298	26,752
Activision Blizzard, Inc.		23,814	287,197
Actuate Corp.	*	2,084	11,650
Adobe Systems, Inc.	*	20,400	721,548
Advent Software, Inc.	*†	1,451	64,932
American Software, Inc., Class A		1,950	11,330
ANSYS, Inc.	*	2,396	103,363
Ariba, Inc.	*†	2,075	26,664
Authentidate Holding Corp.	*	1,023	1,146
Autodesk, Inc.	*	9,258	272,370
Blackbaud, Inc.	†	2,650	66,754
Blackboard, Inc.	*†	1,400	58,324
BMC Software, Inc.	*	5,145	195,510
CA, Inc.		17,506	410,866
Cadence Design Systems, Inc.	*	10,745	71,562
Callidus Software, Inc.	*	172	624
Chordiant Software, Inc.	*	1,859	9,425
Citrix Systems, Inc.	*	6,809	323,223
Compuware Corp.	*	7,505	63,042
Concur Technologies, Inc.	*†	2,083	85,424
Datawatch Corp.	*	3,500	8,435
Ebix, Inc.	*†	2,802	44,748
Electronic Arts, Inc.	*	12,060	225,040
Epicor Software Corp.	*	1,693	16,185
EPIQ Systems, Inc.	*	1,087	13,511

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
ePresence, Inc.	*‡δ	1,173	$—
Evolving Systems, Inc.	*	527	3,636
Factset Research Systems, Inc.	†	1,490	109,321
Fair Isaac Corp.	†	3,039	77,008
FalconStor Software, Inc.	*	1,373	4,778
Geeknet, Inc.	*	2,018	3,027
Informatica Corp.	*	3,171	85,173
Interactive Intelligence, Inc.	*	950	17,756
Intuit, Inc.	*	11,145	382,719
Jack Henry & Associates, Inc.		3,591	86,399
JDA Software Group, Inc.	*	1,256	34,942
Kenexa Corp.	*	1,681	23,114
Lawson Software, Inc.	*	8,700	57,507
Magma Design Automation, Inc.	*†	1,429	3,715
Manhattan Associates, Inc.	*	1,346	34,296
McAfee, Inc.	*	6,724	269,834
Mentor Graphics Corp.	*	2,745	22,015
MICROS Systems, Inc.	*†	3,428	112,713
Microsoft Corp.		329,282	9,638,084
MicroStrategy, Inc., Class A	*	513	43,641
Netscout Systems, Inc.	*†	1,250	18,488
Novell, Inc.	*	15,492	92,797
Nuance Communications, Inc.	*†	4,541	75,562
Oracle Corp.		155,308	3,989,863
Parametric Technology Corp.	*†	4,423	79,835
Pegasystems, Inc.		2,141	79,217
Phoenix Technologies Ltd.	*	907	2,921
PLATO Learning, Inc.	*	1,825	10,147
Progress Software Corp.	*	1,322	41,550
QAD, Inc.	*	1,363	7,156
Quest Software, Inc.	*	3,847	68,438
Radiant Systems, Inc.	*	1,019	14,541
Red Hat, Inc.	*	7,251	212,237
Renaissance Learning, Inc.	†	1,353	21,959
Rovi Corp.	*†	3,817	141,725
S1 Corp.	*	2,636	15,552
Salesforce.com, Inc.	*†	3,783	281,644
Scientific Learning Corp.	*	3,145	15,096
Solera Holdings, Inc.	†	1,099	42,476
Sonic Foundry, Inc.	*	120	906
Sonic Solutions, Inc.	*	889	8,330
SonicWALL, Inc.	*	2,442	21,221
Sybase, Inc.	*†	3,825	178,322
Symantec Corp.	*	34,469	583,215
Symyx Technologies, Inc.	*†	1,374	6,169
Synopsys, Inc.	*†	6,501	145,427
Take-Two Interactive Software, Inc.	*	2,643	26,034
TeleCommunication Systems, Inc., Class A	*†	1,200	8,796
THQ, Inc.	*†	2,914	20,427
TIBCO Software, Inc.	*	8,337	89,956
TiVo, Inc.	*	2,696	46,156
Tyler Technologies, Inc.	*	1,886	35,344
Ultimate Software Group, Inc.	*†	1,242	40,924
VASCO Data Security International, Inc.	*	3,804	31,383
Versant Corp.	*	330	4,976
VMware, Inc., Class A	*	1,700	90,610
Wayside Technology Group, Inc.		1,787	16,333
Websense, Inc.	*	1,958	44,584
			20,739,620

Specialty Retail—2.4%
A.C. Moore Arts & Crafts, Inc.	*	876	2,567
Aaron’s, Inc.	†	1,939	64,646
Abercrombie & Fitch Co., Class A		3,072	$140,206
Advance Auto Parts, Inc.		4,347	182,226
Aeropostale, Inc.	*	5,405	155,826
American Eagle Outfitters, Inc.		8,736	161,791
America’s Car-Mart, Inc.	*	354	8,538
AnnTaylor Stores Corp.	*†	2,733	56,573
Asbury Automotive Group, Inc.	*	1,342	17,849
AutoNation, Inc.	*†	5,363	96,963
AutoZone, Inc.	*	1,769	306,196
Barnes & Noble, Inc.	†	828	17,901
Bebe Stores, Inc.	†	790	7,031
Bed Bath & Beyond, Inc.	*	8,780	384,213
Best Buy Co., Inc.		12,626	537,110
Big 5 Sporting Goods Corp.	†	1,071	16,301
Borders Group, Inc.	*	3,342	5,748
Brown Shoe Co., Inc.		1,791	27,725
Buckle, Inc. (The)	†	1,236	45,435
CarMax, Inc.	*†	8,516	213,922
Casual Male Retail Group, Inc.	*	1,930	7,440
Cato Corp. (The), Class A	†	1,761	37,756
Charming Shoppes, Inc.	*	3,138	17,133
Chico’s FAS, Inc.		7,236	104,343
Children’s Place Retail Stores, Inc. (The)	*	1,144	50,965
Christopher & Banks Corp.		1,528	12,224
Coldwater Creek, Inc.	*	1,528	10,604
Collective Brands, Inc.	*	2,964	67,401
Cost Plus, Inc.	*	1,014	2,099
Destination Maternity Corp.	*	600	15,396
Dick’s Sporting Goods, Inc.	*	2,480	64,753
Dress Barn, Inc.	*	2,597	67,938
Finish Line, Inc. (The), Class A		1,917	31,285
Foot Locker, Inc.		5,840	87,834
GameStop Corp., Class A	*†	4,410	96,623
Gap, Inc. (The)		22,191	512,834
Genesco, Inc.	*	921	28,560
Group 1 Automotive, Inc.	*†	1,068	34,026
Guess?, Inc.		3,548	166,685
Gymboree Corp.	*†	1,400	72,282
Haverty Furniture Cos., Inc.	†	1,111	18,132
Hibbett Sports, Inc.	*†	1,396	35,710
Home Depot, Inc.		65,234	2,110,320
Hot Topic, Inc.	*	1,824	11,856
J. Crew Group, Inc.	*	2,206	101,255
Jo-Ann Stores, Inc.	*†	1,266	53,147
JOS A. Bank Clothiers, Inc.	*†	577	31,533
Kirkland’s, Inc.	*	833	17,493
Limited Brands, Inc.		10,407	256,220
Lithia Motors, Inc., Class A	*	862	5,517
Lowe’s Cos., Inc.		47,645	1,154,915
MarineMax, Inc.	*	800	8,608
Men’s Wearhouse, Inc. (The)	†	2,437	58,342
Midas, Inc.	*†	1,277	14,405
Monro Muffler Brake, Inc.	†	991	35,438
Office Depot, Inc.	*	11,792	94,100
OfficeMax, Inc.	*†	3,587	58,899
O’Reilly Automotive, Inc.	*	5,478	228,487
Pacific Sunwear of California, Inc.	*†	3,025	16,063
Penske Auto Group, Inc.	*†	1,654	23,851
Pep Boys-Manny, Moe & Jack (The)	†	2,200	22,110
PetSmart, Inc.	†	5,983	191,217
Pier 1 Imports, Inc.	*	3,712	23,645
RadioShack Corp.		6,811	154,133
Rent-A-Center, Inc.	*†	3,377	79,866
Ross Stores, Inc.		4,200	224,574

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Sally Beauty Holdings, Inc.	*†	3,659	$32,638
Select Comfort Corp.	*	2,104	16,769
Sherwin-Williams Co. (The)		3,587	242,768
Signet Jewelers Ltd. (Bermuda)	*	3,344	108,145
Sonic Automotive, Inc., Class A	*	1,649	18,139
Stage Stores, Inc.	†	2,236	34,412
Staples, Inc.		23,051	539,163
Stein Mart, Inc.	*	1,261	11,387
Systemax, Inc.	†	1,358	29,523
Talbots, Inc.	*†	375	4,860
Tiffany & Co.		5,242	248,943
TJX Cos., Inc.		17,909	761,491
Tractor Supply Co.		1,549	89,919
Trans World Entertainment Corp.	*	1,932	3,478
Urban Outfitters, Inc.	*	5,012	190,606
West Marine, Inc.	*	803	8,713
Wet Seal, Inc. (The), Class A	*†	1,246	5,931
Williams-Sonoma, Inc.		3,877	101,926
Zale Corp.	*†	2,300	6,302
			11,421,897

Textiles, Apparel & Luxury Goods—0.7%
Carter’s, Inc.	*	1,476	44,501
Charles & Colvard Ltd.	*	1,843	3,373
Cherokee, Inc.		994	17,892
Coach, Inc.		14,097	557,113
Columbia Sportswear Co.	†	652	34,250
CROCS, Inc.	*	3,600	31,572
Culp, Inc.	*	888	10,647
Deckers Outdoor Corp.	*	645	89,010
Fossil, Inc.	*†	3,154	119,032
Hallwood Group, Inc.	*	100	4,074
Hanesbrands, Inc.	*†	4,099	114,034
Iconix Brand Group, Inc.	*	2,737	42,040
Jones Apparel Group, Inc.	†	4,641	88,272
Kenneth Cole Productions, Inc., Class A	*	956	12,246
K-Swiss, Inc., Class A	*	1,476	15,439
Lazare Kaplan International, Inc.	*‡	1,139	1,139
Liz Claiborne, Inc.	*†	4,930	36,630
Movado Group, Inc.	*†	1,678	18,928
NIKE, Inc., Class B		15,705	1,154,318
Oxford Industries, Inc.		936	19,029
Phillips-Van Heusen Corp.		1,267	72,675
Polo Ralph Lauren Corp.	†	2,143	182,241
Quiksilver, Inc.	*	4,288	20,282
Skechers U.S.A., Inc., Class A	*	1,935	70,279
Steven Madden Ltd.	*	751	36,649
Timberland Co. (The), Class A	*†	2,970	63,380
Under Armour, Inc., Class A	*†	1,937	56,967
Unifi, Inc.	*	2,629	9,570
V.F. Corp.		3,785	303,368
Warnaco Group, Inc. (The)	*	1,527	72,853
Wolverine World Wide, Inc.	†	2,589	75,495
			3,377,298

Thrifts & Mortgage Finance—0.3%
Anchor Bancorp Wisconsin, Inc.	*†	1,411	1,552
Arlington Asset Investment Corp., Class A	†	304	5,417
Astoria Financial Corp.	†	3,465	50,243
Bank Mutual Corp.		3,756	24,414
BankAtlantic Bancorp, Inc., Class A	*†	2,405	4,257
Beneficial Mutual Bancorp, Inc.	*†	969	$9,186
Brookline Bancorp, Inc.	†	3,765	40,060
Capitol Federal Financial	†	2,115	79,228
CFS Bancorp, Inc.	†	1,873	8,297
Dime Community Bancshares, Inc.	†	1,638	20,688
Doral Financial Corp. (Puerto Rico)	*	221	953
Federal Home Loan Mortgage Corp.	*†	25,235	32,048
Federal National Mortgage Association	*†	37,770	39,658
First Niagara Financial Group, Inc.	†	4,217	59,966
Flagstar Bancorp, Inc.	*†	2,110	1,266
Harrington West Financial Group, Inc.	*	1,171	498
Hudson City Bancorp, Inc.	†	21,250	300,900
MGIC Investment Corp.	*†	4,084	44,801
NASB Financial, Inc.	†	528	12,207
New York Community Bancorp, Inc.	†	12,640	209,066
NewAlliance Bancshares, Inc.	†	4,600	58,052
Northwest Bancshares, Inc.		4,608	54,098
Ocwen Financial Corp.	*†	3,358	37,240
Parkvale Financial Corp.		616	4,595
People’s United Financial, Inc.		10,165	158,981
PMI Group, Inc. (The)	*†	3,929	21,295
Provident Financial Services, Inc.	†	943	11,222
Provident New York Bancorp		3,670	34,792
Radian Group, Inc.	†	3,844	60,120
Riverview Bancorp, Inc.	*	2,600	5,980
TFS Financial Corp.		3,398	45,363
Tree.com, Inc.	*	314	2,873
Triad Guaranty, Inc.	*†	692	263
Trustco Bank Corp.	†	3,435	21,194
United Western Bancorp, Inc.		973	1,489
Washington Federal, Inc.		3,379	68,661
Westfield Financial, Inc.	†	4,068	37,385
			1,568,308

Tobacco—1.4%
Alliance One International, Inc.	*†	2,000	10,180
Altria Group, Inc.		79,654	1,634,500
Lorillard, Inc.		6,904	519,457
Philip Morris International, Inc.		76,547	3,992,692
Reynolds American, Inc.		6,595	355,998
Universal Corp.	†	1,078	56,800
Vector Group Ltd.	†	2,633	40,627
			6,610,254

Trading Companies & Distributors—0.2%
Applied Industrial Technologies, Inc.		2,056	51,092
Beacon Roofing Supply, Inc.	*	2,570	49,164
Fastenal Co.	†	5,638	270,568
GATX Corp.	†	1,766	50,596
H&E Equipment Services, Inc.	*†	1,600	17,248
Interline Brands, Inc.	*†	982	18,795
MSC Industrial Direct Co., Class A		1,782	90,383
United Rentals, Inc.	*†	2,798	26,245
W.W. Grainger, Inc.	†	2,817	304,574
Watsco, Inc.		553	31,455
WESCO International, Inc.	*†	1,550	53,800
Willis Lease Finance Corp.	*	1,234	19,473
			983,393

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value

COMMON STOCKS—(Continued)

Water Utilities—0.1%
American States Water Co.	†	1,261	$43,757
American Water Works Co., Inc.	†	2,266	49,308
Aqua America, Inc.		4,329	76,060
California Water Service Group	†	965	36,294
Connecticut Water Service, Inc.		500	11,635
SJW Corp.		1,010	25,674
			242,728

Wireless Telecommunication Services—0.5%
American Tower Corp., Class A	*	16,061	684,359
Crown Castle International Corp.	*	16,799	642,226
Leap Wireless International, Inc.	*	3,300	53,988
MetroPCS Communications, Inc.	*†	7,134	50,509
NII Holdings, Inc.	*†	5,995	249,752
NTELOS Holdings Corp.		2,700	48,033
SBA Communications Corp., Class A	*†	4,064	146,589
Shenandoah Telecommunications Co.	†	1,200	22,560
Sprint Nextel Corp.	*	88,755	337,269
Telephone & Data Systems, Inc.		3,518	119,084
United States Cellular Corp.	*	680	28,138
			2,382,507

TOTAL COMMON STOCKS
(Cost $385,947,675)			498,744,810

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—0.1%

U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.150%	06/10/2010	‡‡
(Cost $549,840)			$550,000	549,858

		Shares	Value

RIGHTS—0.0%

Biotechnology—0.0%
Ligand Pharmaceuticals, Inc., Expires 12/31/2011	*‡δ	572	—

Pharmaceuticals—0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (Germany), Expires 06/30/2011	*	1,756	263

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.	*‡δ	2,806	—

TOTAL RIGHTS
(Cost $—)			263

WARRANTS—0.0%

Diversified Financial Services—0.0%
Pegasus Wireless Corp.	*‡δ
(Cost $—)		540	—

		Shares	Value

CASH EQUIVALENTS—10.5%

Institutional Money Market Funds—10.5%
Dreyfus Institutional Cash Advantage Fund	††	8,700,000	$8,700,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		6,191,449	6,191,449
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	1,040,323	1,040,323
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	8,700,000	8,700,000
Short-Term Investments Trust Liquid Assets Portfolio	††	8,700,000	8,700,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	8,700,000	8,700,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††	8,700,000	8,700,000

TOTAL CASH EQUIVALENTS
(Cost $50,731,772)			50,731,772

TOTAL INVESTMENTS—113.4%
(Cost $437,229,287)			550,026,703
Other assets less liabilities—(13.4%)			(65,067,378)

NET ASSETS—100.0%			$484,959,325

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
δ	Security has no market value at March 31, 2010.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—97.9%

Aerospace & Defense—1.1%
AAR Corp.	*†	3,869	$96,029
Aerovironment, Inc.	*†	1,895	49,479
Alliant Techsystems, Inc.	*	3,022	245,689
American Science & Engineering, Inc.		1,020	76,418
Applied Signal Technology, Inc.	†	6,983	136,727
Astronics Corp.	*	716	7,024
Astronics Corp., Class B	*	179	1,790
BE Aerospace, Inc.	*†	10,374	315,888
Ceradyne, Inc.	*	2,334	52,959
Cubic Corp.		1,262	45,432
Curtiss-Wright Corp.	†	5,488	190,982
DigitalGlobe, Inc.	*	4,997	139,666
Ducommun, Inc.	†	6,327	132,930
DynCorp International, Inc., Class A	*	1,953	22,440
Esterline Technologies Corp.	*	2,519	124,514
GenCorp, Inc.	*†	4,016	23,132
GeoEye, Inc.	*	1,729	51,006
HEICO Corp., Class A		2,477	98,287
Herley Industries, Inc.	*†	1,550	22,723
Hexcel Corp.	*	8,244	119,043
Innovative Solutions & Support, Inc.	*	3,094	19,492
Kratos Defense & Security Solutions, Inc.	*	1,442	20,577
Ladish Co., Inc.	*†	2,037	41,066
Moog, Inc., Class A	*	3,584	126,945
Orbital Sciences Corp.	*	8,178	155,464
Spirit Aerosystems Holdings, Inc., Class A	*	6,992	163,473
Stanley, Inc.	*	3,209	90,783
Taser International, Inc.	*	6,942	40,680
Teledyne Technologies, Inc.	*	2,702	111,512
TransDigm Group, Inc.		4,500	238,680
Triumph Group, Inc.		2,080	145,787
			3,106,617

Air Freight & Logistics—0.2%
Air T, Inc.		1,301	14,792
Air Transport Services Group, Inc.	*	15,100	50,887
Atlas Air Worldwide Holdings, Inc.	*	3,284	174,216
Dynamex, Inc.	*	2,145	36,894
Forward Air Corp.	†	2,629	69,143
HUB Group, Inc., Class A	*	3,172	88,753
Pacer International, Inc.	*	3,711	22,340
UTi Worldwide, Inc. (Virgin Islands, British)		8,059	123,464
			580,489

Airlines—1.0%
AirTran Holdings, Inc.	*†	23,542	119,593
Alaska Air Group, Inc.	*†	3,191	131,565
Allegiant Travel Co.	*	1,751	101,313
AMR Corp.	*	31,920	290,791
Continental Airlines, Inc., Class B	*	14,521	319,026
Delta Air Lines, Inc.	*	73,847	1,077,428
ExpressJet Holdings, Inc.	*	387	1,459
JetBlue Airways Corp.	*†	23,246	129,713
Pinnacle Airlines Corp.	*	4,709	34,988
Republic Airways Holdings, Inc.	*	3,638	21,537
Skywest, Inc.		5,070	$72,399
UAL Corp.	*†	18,594	363,513
US Airways Group, Inc.	*	15,539	114,212
			2,777,537

Auto Components—0.9%
American Axle & Manufacturing Holdings, Inc.	*	10,973	109,511
Amerigon, Inc.	*	3,475	35,132
ArvinMeritor, Inc.	*†	19,363	258,496
BorgWarner, Inc.	*	9,706	370,575
Cooper Tire & Rubber Co.	†	3,864	73,493
Dana Holding Corp.	*	15,106	179,459
Drew Industries, Inc.	*	1,570	34,571
Exide Technologies	*†	9,741	56,011
Federal Mogul Corp.	*	12,897	236,789
Fuel Systems Solutions, Inc.	*	2,117	67,659
Gentex Corp.		20,590	399,858
Modine Manufacturing Co.	*	4,717	53,019
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	11,052	7,405
Shiloh Industries, Inc.	*	5,043	28,493
Spartan Motors, Inc.	†	6,140	34,384
Standard Motor Products, Inc.		2,540	25,197
Strattec Security Corp.	*	502	10,201
Superior Industries International, Inc.		2,013	32,369
Tenneco, Inc.	*	7,033	166,331
TRW Automotive Holdings Corp.	*	12,443	355,621
			2,534,574

Automobiles—0.1%
Thor Industries, Inc.		3,595	108,605
Winnebago Industries, Inc.	*†	3,534	51,632
			160,237

Beverages—0.3%
Boston Beer Co., Inc., Class A	*	1,180	61,667
Central European Distribution Corp. (Poland)	*	7,241	253,507
Coca-Cola Bottling Co. Consolidated		437	25,634
Hansen Natural Corp.	*	11,733	508,978
Jones Soda Co.	*	1,928	1,249
National Beverage Corp.	†	766	8,518
			859,553

Biotechnology—3.1%
Aastrom Biosciences, Inc.	*†	411	678
Abraxis Bioscience, Inc.	*	2,772	143,451
Acorda Therapeutics, Inc.	*	3,687	126,095
Alexion Pharmaceuticals, Inc.	*	10,052	546,527
Alkermes, Inc.	*	6,009	77,937
Allos Therapeutics, Inc.	*†	11,678	86,768
Alnylam Pharmaceuticals, Inc.	*	3,514	59,808
AMAG Pharmaceuticals, Inc.	*†	2,241	78,233
Amylin Pharmaceuticals, Inc.	*†	17,290	388,852
Anadys Pharmaceuticals, Inc.	*	1,662	4,221
Antigenics, Inc.	*	9,214	6,696
ARCA Biopharma, Inc.	*†	436	2,376
Arena Pharmaceuticals, Inc.	*†	8,294	25,711
Ariad Pharmaceuticals, Inc.	*†	22,289	75,783
Arqule, Inc.	*	4,724	27,210
Array Biopharma, Inc.	*†	4,170	11,426
AVI BioPharma, Inc.	*†	19,636	23,367
Avigen, Inc. (Escrow Shares)	*‡δ	3,880	—

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
BioCryst Pharmaceuticals, Inc.	*†	10,333	$67,888
BioMarin Pharmaceutical, Inc.	*†	13,317	311,218
Biosante Pharmaceuticals, Inc.	*†	1,867	3,342
Celera Corp.	*†	8,151	57,872
Cell Therapeutics, Inc.	*†	186,455	100,816
Celldex Therapeutics, Inc.	*†	10,060	61,768
Cepheid, Inc.	*†	5,446	95,196
Clinical Data, Inc.	*†	1,998	38,761
Cubist Pharmaceuticals, Inc.	*	4,798	108,147
Cytokinetics, Inc.	*	4,127	13,206
CytRx Corp.	*	42,638	47,328
Dendreon Corp.	*	16,115	587,714
Dyax Corp.	*	9,610	32,770
Emergent Biosolutions, Inc.	*	2,525	42,395
Entremed, Inc.	*	1,390	945
Enzon Pharmaceuticals, Inc.	*†	4,016	40,883
EPIX Pharmaceuticals, Inc.	*	3,320	37
Exact Sciences Corp.	*	7,997	35,587
Exelixis, Inc.	*†	17,890	108,592
Facet Biotech Corp.	*	6,931	187,068
Genaera Corp.	*‡δ	797	—
Genomic Health, Inc.	*†	4,026	70,817
Geron Corp.	*†	11,195	63,588
GTC Biotherapeutics, Inc.	*	398	219
GTx, Inc.	*	1,710	5,711
Halozyme Therapeutics, Inc.	*	12,386	98,964
Hemispherx Biopharma, Inc.	*†	14,952	11,064
Human Genome Sciences, Inc.	*	17,063	515,303
Idenix Pharmaceuticals, Inc.	*	3,110	8,770
Idera Pharmaceuticals, Inc.	*	1,932	11,998
Immunogen, Inc.	*†	5,986	48,427
Immunomedics, Inc.	*†	9,692	32,177
Incyte Corp. Ltd.	*†	20,849	291,052
InterMune, Inc.	*	4,905	218,616
Isis Pharmaceuticals, Inc.	*†	7,940	86,705
Keryx Biopharmaceuticals, Inc.	*†	12,840	35,182
Lexicon Pharmaceuticals, Inc.	*†	7,724	11,432
Ligand Pharmaceuticals, Inc., Class B	*	9,497	16,620
MannKind Corp.	*†	13,112	86,015
Martek Biosciences Corp.	*	3,591	80,833
Maxygen, Inc.	*†	2,991	19,651
MediciNova, Inc.	*	338	2,538
Medivation, Inc.	*	3,832	40,198
Metabolix, Inc.	*†	2,162	26,333
Momenta Pharmaceuticals, Inc.	*	3,492	52,275
Myriad Genetics, Inc.	*	12,791	307,624
Myriad Pharmaceuticals, Inc.	*	10,114	45,715
Nabi Biopharmaceuticals	*	6,806	37,229
Neurobiological Technologies, Inc.	*	448	31
Neurocrine Biosciences, Inc.	*	6,840	17,442
Novavax, Inc.	*†	11,268	26,029
NPS Pharmaceuticals, Inc.	*	7,595	38,279
Onyx Pharmaceuticals, Inc.	*	6,499	196,790
Orthologic Corp.	*	1,517	1,365
OSI Pharmaceuticals, Inc.	*	4,951	294,832
Osiris Therapeutics, Inc.	*†	2,984	22,082
PDL BioPharma, Inc.	†	25,942	161,100
Peregrine Pharmaceuticals, Inc.	*†	14,427	44,435
Pharmasset, Inc.	*†	3,318	88,922
Poniard Pharmaceuticals, Inc.	*†	3,696	4,250
Progenics Pharmaceuticals, Inc.	*	2,623	13,981
Regeneron Pharmaceuticals, Inc.	*†	6,795	180,000
Repligen Corp.	*	3,422	13,893
Rigel Pharmaceuticals, Inc.	*	7,055	$56,228
RXi Pharmaceuticals Corp.	*†	6,212	28,327
Sangamo Biosciences, Inc.	*†	8,595	46,585
Savient Pharmaceuticals, Inc.	*†	12,528	181,030
Sciclone Pharmaceuticals, Inc.	*†	4,800	16,944
Seattle Genetics, Inc.	*†	7,531	89,920
SIGA Technologies, Inc.	*†	4,650	30,830
StemCells, Inc.	*†	8,757	10,158
Talecris Biotherapeutics Holdings Corp.	*	5,428	108,126
Telik, Inc.	*	6,069	5,036
Theravance, Inc.	*†	4,427	58,968
Trimeris, Inc.	*	4,014	9,834
United Therapeutics Corp.	*†	5,460	302,102
Vanda Pharmaceuticals, Inc.	*	4,137	47,741
Vertex Pharmaceuticals, Inc.	*	21,920	895,870
Vion Pharmaceuticals, Inc.	*	17,757	2,486
XOMA Ltd.	*	12,047	6,880
Zymogenetics, Inc.	*	4,513	25,860
			8,878,084

Building Products—0.5%
American Woodmark Corp.		800	15,512
Ameron International Corp.	†	853	53,645
Apogee Enterprises, Inc.	†	2,250	35,573
Armstrong World Industries, Inc.	*	1,930	70,078
Gibraltar Industries, Inc.	*	1,868	23,556
Griffon Corp.	*	6,441	80,255
Insteel Industries, Inc.	†	2,829	30,242
Lennox International, Inc.	†	6,413	284,224
NCI Building Systems, Inc.	*	246	2,716
Owens Corning, Inc.	*	14,713	374,299
Quanex Building Products Corp.		3,376	55,805
Simpson Manufacturing Co., Inc.		6,582	182,716
Trex Co., Inc.	*	2,108	44,879
U.S. Home Systems, Inc.	*	1,624	4,498
Universal Forest Products, Inc.		1,649	63,520
USG Corp.	*†	7,705	132,218
			1,453,736

Capital Markets—2.3%
Affiliated Managers Group, Inc.	*†	3,775	298,225
American Capital Ltd.	*	13,518	68,671
Apollo Investment Corp.		11,360	144,613
Artio Global Investors, Inc.		6,518	161,255
BGC Partners, Inc., Class A		6,185	37,790
BlackRock, Inc.		4,679	1,018,899
Calamos Asset Management, Inc., Class A		1,520	21,797
Deerfield Capital Corp.	*	522	3,064
Diamond Hill Investment Group, Inc.		649	44,521
Eaton Vance Corp.	†	12,524	420,055
Evercore Partners, Inc., Class A	†	2,490	74,700
GAMCO Investors, Inc., Class A		639	29,074
GFI Group, Inc.		23,966	138,523
GLG Partners, Inc.	*†	25,997	79,811
Greenhill & Co., Inc.		2,682	220,165
International Assets Holding Corp.	*	1,308	19,581
Investment Technology Group, Inc.	*	4,541	75,789
Jefferies Group, Inc.	†	12,468	295,118
KBW, Inc.	*†	7,119	191,501

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Knight Capital Group, Inc., Class A	*	11,149	$170,022
LaBranche & Co., Inc.	*	10,867	57,160
MF Global Holdings Ltd.	*†	9,974	80,490
optionsXpress Holdings, Inc.	*	6,377	103,881
Penson Worldwide, Inc.	*†	2,610	26,283
Piper Jaffray Cos.	*	2,312	93,174
Raymond James Financial, Inc.	†	12,262	327,886
Riskmetrics Group, Inc.	*	3,711	83,906
Safeguard Scientifics, Inc.	*†	3,658	47,554
Sanders Morris Harris Group, Inc.	†	2,882	17,840
SEI Investments Co.		23,700	520,689
Stifel Financial Corp.	*	4,672	251,120
SWS Group, Inc.	†	12,809	147,688
TD Ameritrade Holding Corp.	*	39,364	750,278
Teton Advisors, Inc., Class A		15	173
Thomas Weisel Partners Group, Inc.	*	4,162	16,315
TradeStation Group, Inc.	*	3,191	22,369
U.S. Global Investors, Inc., Class A	†	2,549	25,210
Virtus Investment Partners, Inc.	*	1,094	22,799
Waddell & Reed Financial, Inc., Class A	†	10,428	375,825
Westwood Holdings Group, Inc.	†	1,427	52,514
			6,536,328

Chemicals—3.1%
A. Schulman, Inc.	†	2,297	56,208
Albemarle Corp.	†	10,074	429,455
Ampal-American Israel Corp., Class A	*†	15,776	43,857
Arch Chemicals, Inc.	†	2,418	83,155
Ashland, Inc.		8,960	472,819
Balchem Corp.		3,190	78,634
Cabot Corp.		8,025	243,960
Calgon Carbon Corp.	*†	12,483	213,709
Celanese Corp., Class A		15,502	493,739
Cytec Industries, Inc.		4,725	220,846
Ferro Corp.	*	13,307	116,969
Flotek Industries, Inc.	*†	1,346	1,709
Georgia Gulf Corp.	*	2,761	51,051
H.B. Fuller Co.		4,230	98,178
Huntsman Corp.		17,894	215,623
ICO, Inc.	†	11,097	89,664
Intrepid Potash, Inc.	*†	4,761	144,401
Koppers Holdings, Inc.	†	2,428	68,761
Kronos Worldwide, Inc.	*†	235	3,443
Landec Corp.	*	8,822	58,490
LSB Industries, Inc.	*	4,087	62,286
Lubrizol Corp.	†	7,361	675,151
Material Sciences Corp.	*	2,565	5,284
Minerals Technologies, Inc.		1,341	69,517
Mosaic Co. (The)		20,513	1,246,575
Nalco Holding Co.		19,922	484,702
NewMarket Corp.		1,651	170,036
NL Industries, Inc.		412	3,535
Olin Corp.		6,749	132,415
OM Group, Inc.	*†	3,216	108,958
Omnova Solutions, Inc.	*	3,769	29,587
Penford Corp.	*	2,075	21,269
PolyOne Corp.	*	11,067	113,326
Quaker Chemical Corp.		1,303	35,324
Rockwood Holdings, Inc.	*	8,422	224,194
RPM International, Inc.		16,570	353,604
Scotts Miracle-Gro Co. (The), Class A		5,932	$274,948
Sensient Technologies Corp.		4,270	124,086
Solutia, Inc.	*†	14,802	238,460
Spartech Corp.	*†	2,131	24,933
Stepan Co.	†	1,197	66,900
Terra Industries, Inc.		9,661	442,087
Valhi, Inc.		5,838	114,892
Valspar Corp.		12,019	354,320
W.R. Grace & Co.	*	6,348	176,220
Westlake Chemical Corp.	†	2,003	51,657
Zep, Inc.		2,287	50,040
Zoltek Cos., Inc.	*†	3,934	37,924
			8,876,901

Commercial Banks—4.1%
1st Source Corp.		850	14,917
Alliance Bankshares Corp.	*	12,824	32,701
Amcore Financial, Inc.	*†	2,073	941
AmericanWest Bancorp	*†	1,951	546
Ameris Bancorp	†	3,082	27,826
Arrow Financial Corp.	†	2,255	60,637
Associated Banc-Corp	†	22,622	312,184
BancFirst Corp.		1,092	45,766
Bancorp, Inc. (The)/Delaware	*†	4,479	39,863
BancorpSouth, Inc.	†	13,017	272,836
BancTrust Financial Group, Inc.	†	4,800	23,280
Bank of Hawaii Corp.		4,718	212,074
Bank of the Ozarks, Inc.	†	1,692	59,541
Banner Corp.	†	2,682	10,299
BOK Financial Corp.		2,311	121,189
Boston Private Financial Holdings, Inc.	†	8,952	65,976
Bryn Mawr Bank Corp.	†	4,411	80,060
Camden National Corp.	†	1,411	45,307
Capital Bank Corp.		1,283	5,722
Capital City Bank Group, Inc.	†	1,576	22,458
CapitalSource, Inc.		30,538	170,707
Capitol Bancorp Ltd.	*†	1,172	2,836
Cardinal Financial Corp.		5,028	53,699
Cascade Bancorp	*†	4,795	2,637
Cascade Financial Corp.	†	4,790	9,388
Cathay General Bancorp		17,032	198,423
Catskill Litigation Trust	*‡δ	583	—
Center Financial Corp.	*	3,188	15,462
Central Pacific Financial Corp.	*†	2,937	4,934
Chemical Financial Corp.		2,317	54,728
Citizens Republic Bancorp, Inc.	*	18,265	21,553
City Bank/Washington	*†	1,647	1,861
City Holding Co.		1,962	67,277
City National Corp./California	†	5,385	290,628
CoBiz Financial, Inc.	†	3,329	20,740
Columbia Banking System, Inc.	†	2,974	60,402
Commerce Bancshares, Inc./Missouri		6,962	286,417
Community Bank System, Inc.	†	3,080	70,162
Community Trust Bancorp, Inc.	†	1,658	44,915
Cullen/Frost Bankers, Inc.	†	7,212	402,430
CVB Financial Corp.	†	12,325	122,387
Danvers Bancorp, Inc.	†	6,149	85,041
East West Bancorp, Inc.		12,021	209,406
Eastern Virginia Bankshares, Inc.		701	5,293
Fidelity Southern Corp.	*†	6,695	38,228
Financial Institutions, Inc.		2,448	35,790
First BanCorp. (Puerto Rico)	†	11,152	26,876

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
First Bancorp/North Carolina	†	2,459	$33,246
First Busey Corp.		2,491	11,010
First Citizens BancShares, Inc./North Carolina, Class A		634	126,014
First Commonwealth Financial Corp.		6,466	43,387
First Financial Bancorp		6,617	117,716
First Financial Bankshares, Inc.	†	1,727	89,027
First Merchants Corp.		2,436	16,955
First Midwest Bancorp, Inc./Illinois	†	6,091	82,533
First of Long Island Corp. (The)	†	1,432	34,511
First State Bancorporation/New Mexico	*†	2,566	1,411
FirstMerit Corp.	†	11,726	252,930
FNB Corp./Pennsylvania		16,886	136,945
Frontier Financial Corp.	*†	464	900
Fulton Financial Corp.		23,534	239,811
Glacier Bancorp, Inc.	†	8,361	127,338
Great Southern Bancorp, Inc.	†	1,809	40,594
Green Bankshares, Inc.	*†	2,129	17,373
Guaranty Bancorp	*	20,379	32,403
Hancock Holding Co.	†	5,296	221,426
Hanmi Financial Corp.	*†	5,069	12,166
Harleysville National Corp.		4,586	30,726
Heritage Commerce Corp.	*	5,846	24,436
Heritage Financial Corp./Washington	*	972	14,667
IBERIABANK Corp.		2,647	158,846
Independent Bank Corp./Massachusetts	†	3,125	77,063
Independent Bank Corp./Michigan	†	3,884	2,719
Integra Bank Corp.	†	1,659	1,029
International Bancshares Corp.	†	6,833	157,091
Investors Bancorp, Inc.	*	4,407	58,172
Lakeland Financial Corp.		2,823	53,778
Macatawa Bank Corp.	*†	1,599	2,798
MainSource Financial Group, Inc.	†	3,185	21,435
MB Financial, Inc.	†	3,847	86,673
Merchants Bancshares, Inc.	†	1,298	28,180
Midsouth Bancorp, Inc.		3,651	60,242
Midwest Banc Holdings, Inc.	*	1,420	383
MidWestOne Financial Group, Inc.		4,566	53,833
Nara Bancorp, Inc.	*	3,860	33,814
National Penn Bancshares, Inc.		6,952	47,969
NBT Bancorp, Inc.		4,152	94,873
Northern States Financial Corp.	*	4,695	15,493
Northfield Bancorp, Inc.	†	6,837	99,000
Old National Bancorp/Indiana	†	17,681	211,288
Old Second Bancorp, Inc.	†	1,975	13,015
Oriental Financial Group, Inc. (Puerto Rico)	†	5,322	71,847
Pacific Capital Bancorp	*†	5,547	10,040
Pacific Premier Bancorp, Inc.	*	977	4,787
PacWest Bancorp		2,392	54,585
Park National Corp.	†	1,146	71,407
Peapack Gladstone Financial Corp.		1,086	17,061
Peoples Bancorp, Inc./Ohio		1,235	20,353
Peoples Financial Corp./Mississippi		3,749	56,123
Pinnacle Financial Partners, Inc.	*†	2,764	41,764
Popular, Inc. (Puerto Rico)	*	88,355	257,113
Preferred Bank/California	*†	4,473	$6,083
PrivateBancorp, Inc.		8,650	118,505
Prosperity Bancshares, Inc.	†	6,259	256,619
Renasant Corp.	†	2,255	36,486
Republic Bancorp, Inc./Kentucky, Class A		2,055	38,716
Royal Bancshares of Pennsylvania, Inc., Class A	*	11,522	28,459
S&T Bancorp, Inc.	†	2,764	57,768
Sandy Spring Bancorp, Inc.	†	2,239	33,585
Santander BanCorp (Puerto Rico)	*†	511	6,270
Seacoast Banking Corp. of Florida	*	2,998	5,127
Shore Bancshares, Inc.	†	5,419	77,221
Sierra Bancorp	†	5,758	74,221
Signature Bank/New York	*	3,883	143,865
Simmons First National Corp., Class A		2,377	65,534
South Financial Group, Inc. (The)		10,203	7,053
Southwest Bancorp, Inc./Oklahoma	†	2,739	22,652
State Bancorp, Inc./New York		3,354	26,396
Sterling Bancorp/New York		3,135	31,507
Sterling Bancshares, Inc./Texas		8,065	45,003
Sterling Financial Corp./Washington	*†	4,010	2,286
Suffolk Bancorp	†	1,614	49,566
Superior Bancorp	*†	9,432	29,899
Susquehanna Bancshares, Inc.	†	7,650	75,046
SVB Financial Group	*	3,535	164,943
SY Bancorp, Inc.	†	2,543	57,853
Synovus Financial Corp.	†	52,126	171,495
TCF Financial Corp.	†	11,585	184,665
Texas Capital Bancshares, Inc.	*†	4,544	86,291
Tompkins Financial Corp.	†	1,087	39,654
TowneBank/Virginia	†	2,280	31,829
Trustmark Corp.	†	6,697	163,608
UMB Financial Corp.	†	3,926	159,396
Umpqua Holdings Corp.		7,769	103,017
Union First Market Bankshares Corp.	†	2,131	32,178
United Bankshares, Inc.	†	4,222	110,701
United Community Banks, Inc./Georgia	*	19,329	85,241
Valley National Bancorp	†	17,888	274,939
Virginia Commerce Bancorp, Inc.	*	10,179	67,690
W Holding Co., Inc. (Puerto Rico)	*†	372	3,724
Washington Trust Bancorp, Inc.	†	2,413	44,978
Webster Financial Corp.		9,139	159,841
WesBanco, Inc.	†	2,340	38,048
West Coast Bancorp/Oregon		8,317	21,458
Westamerica Bancorporation	†	4,834	278,680
Western Alliance Bancorp	*	17,457	99,330
Whitney Holding Corp./Louisiana	†	13,698	188,895
Wilmington Trust Corp.	†	14,631	242,436
Wilshire Bancorp, Inc.	†	5,214	57,510
Wintrust Financial Corp.	†	2,780	103,444
			11,556,353

Commercial Services & Supplies—1.5%
ABM Industries, Inc.	†	4,088	86,666
ACCO Brands Corp.	*†	6,182	47,354
American Reprographics Co.	*	3,490	31,305
APAC Customer Services, Inc.	*	1,972	11,339

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
ATC Technology Corp.	*	3,157	$54,174
Bowne & Co., Inc.		15,821	176,562
Brink’s Co. (The)		4,902	138,383
Casella Waste Systems, Inc., Class A	*	5,820	29,275
Cenveo, Inc.	*	10,269	88,929
Clean Harbors, Inc.	*	2,843	157,957
Consolidated Graphics, Inc.	*	699	28,945
Copart, Inc.	*	7,116	253,330
Cornell Cos., Inc.	*†	1,730	31,676
Corrections Corp. of America	*†	17,225	342,088
Courier Corp.		1,904	31,435
Covanta Holding Corp.	*†	15,535	258,813
Deluxe Corp.		6,291	122,171
EnergySolutions, Inc.		17,158	110,326
Ennis, Inc.		2,217	36,071
G&K Services, Inc., Class A		1,576	40,787
Geo Group, Inc. (The)	*	4,245	84,136
Healthcare Services Group, Inc.		3,902	87,366
Herman Miller, Inc.	†	5,018	90,625
HNI Corp.		3,310	88,145
Interface, Inc., Class A		3,470	40,183
Intersections, Inc.	*	1,900	7,866
Kimball International, Inc., Class B		4,445	30,893
Knoll, Inc.		4,195	47,194
M&F Worldwide Corp.	*	1,251	38,281
McGrath Rentcorp	†	2,460	59,606
Metalico, Inc.	*†	1,513	9,063
Mine Safety Appliances Co.	†	2,725	76,191
Mobile Mini, Inc.	*†	3,320	51,427
Multi-Color Corp.		1,912	22,906
Perma-Fix Environmental Services, Inc.	*	25,765	57,714
Rollins, Inc.		10,958	237,569
Standard Register Co. (The)	†	1,650	8,827
Steelcase, Inc., Class A	†	13,461	87,093
Sykes Enterprises, Inc.	*	3,519	80,374
Team, Inc.	*†	1,659	27,523
Tetra Tech, Inc.	*	6,841	157,617
TRC Cos., Inc.	*	11,036	32,335
United Stationers, Inc.	*	2,055	120,937
US Ecology, Inc.		6,714	108,095
Viad Corp.		1,978	40,648
Virco Mfg. Corp.		1,859	7,083
Waste Connections, Inc.	*†	10,631	361,029
			4,138,312

Communications Equipment—1.9%
3Com Corp.	*	46,444	357,154
ADC Telecommunications, Inc.	*†	10,538	77,033
ADTRAN, Inc.	†	7,705	203,027
Alliance Fiber Optic Products, Inc.		4,818	6,938
AltiGen Communications, Inc.	*	4,110	2,877
Anaren, Inc.	*	2,003	28,523
Arris Group, Inc.	*	13,085	157,151
Aruba Networks, Inc.	*†	8,773	119,839
Aviat Networks, Inc.	*	4,485	29,736
BigBand Networks, Inc.	*	7,195	25,398
Black Box Corp.	†	1,414	43,495
Blonder Tongue Laboratories, Inc.	*	2,285	2,399
Blue Coat Systems, Inc.	*	7,314	227,027
Brocade Communications Systems, Inc.	*	47,452	270,951
Ciena Corp.	*†	7,787	118,674
CommScope, Inc.	*	9,410	$263,668
Comtech Telecommunications Corp.	*†	3,394	108,574
DG FastChannel, Inc.	*†	1,773	56,647
Digi International, Inc.	*	2,517	26,781
Digital Angel Corp.	*	584	350
Ditech Networks, Inc.	*	3,980	6,487
EchoStar Corp., Class A	*	4,738	96,087
Emcore Corp.	*†	6,178	7,475
EMS Technologies, Inc.	*†	1,782	29,581
Emulex Corp.	*	9,660	128,285
EndWave Corp.	*	912	2,508
Extreme Networks, Inc.	*	9,940	30,516
F5 Networks, Inc.	*	10,379	638,412
Finisar Corp.	*†	5,319	83,562
Globecomm Systems, Inc.	*†	5,067	38,965
Harmonic, Inc.	*	16,372	103,307
Hughes Communications, Inc.	*	2,954	82,269
Infinera Corp.	*†	8,890	75,743
InterDigital, Inc.	*†	5,968	166,268
Ixia	*	5,492	50,911
KVH Industries, Inc.	*	3,755	49,528
Loral Space & Communications, Inc.	*†	1,513	53,137
NETGEAR, Inc.	*†	3,410	89,001
Network Engines, Inc.	*	1,330	2,487
Network Equipment Technologies, Inc.	*†	2,454	13,522
Numerex Corp., Class A	*	1,800	7,884
Oclaro, Inc.	*	22,894	62,959
Oplink Communications, Inc.	*	1,808	33,520
Optelecom-NKF, Inc.	*	3,399	8,056
Optical Cable Corp.	*	241	836
ORBCOMM, Inc.	*	3,512	7,551
Palm, Inc.	*†	15,774	59,310
Parkervision, Inc.	*	2,943	5,003
Performance Technologies, Inc.	*	794	2,112
Plantronics, Inc.	†	4,990	156,087
Polycom, Inc.	*	9,392	287,207
Powerwave Technologies, Inc.	*†	8,448	10,560
Riverbed Technology, Inc.	*†	10,699	303,852
SCM Microsystems, Inc.	*	1,494	2,839
SeaChange International, Inc.	*	3,359	24,118
Sonus Networks, Inc.	*	58,914	153,766
Sycamore Networks, Inc.		1,477	29,702
Symmetricom, Inc.	*	6,110	35,621
Tekelec	*†	6,288	114,190
Tollgrade Communications, Inc.	*	5,462	34,356
UTStarcom, Inc.	*†	14,322	39,958
Viasat, Inc.	*	2,822	97,669
Westell Technologies, Inc., Class A	*	3,671	5,213
Zoom Technologies, Inc.	*	542	4,027
			5,360,689

Computers & Peripherals—0.9%
3PAR, Inc.	*†	3,566	35,660
ActivIdentity Corp.	*†	5,830	16,557
Adaptec, Inc.	*	45,448	148,615
Avid Technology, Inc.	*	2,658	36,627
Concurrent Computer Corp.	*	759	4,364
Cray, Inc.	*†	4,598	27,358
Dataram Corp.	*†	1,175	2,867
Diebold, Inc.	†	8,138	258,463
Dot Hill Systems Corp.	*	3,866	5,760
Electronics for Imaging, Inc.	*	3,912	45,497
Hutchinson Technology, Inc.	*	2,054	12,817

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Hypercom Corp.	*	4,002	$15,448
iGO, Inc.	*	2,804	5,636
Imation Corp.	*	13,307	146,510
Immersion Corp.	*	5,977	29,885
Intermec, Inc.	*	4,513	63,994
Intevac, Inc.	*	3,057	42,248
NCR Corp.	*	14,128	194,966
Novatel Wireless, Inc.	*†	6,808	45,818
Overland Storage, Inc.	*	9,851	21,968
Presstek, Inc.	*	6,107	27,359
Quantum Corp.	*	37,868	99,593
Rimage Corp.	*	924	13,361
Seagate Technology (Cayman Islands)	*	52,942	966,721
Silicon Graphics International Corp.	*	3,088	33,011
STEC, Inc.	*†	7,073	84,735
Stratasys, Inc.	*	1,962	47,834
Synaptics, Inc.	*†	3,209	88,600
TransAct Technologies, Inc.	*	889	6,472
			2,528,744

Construction & Engineering—0.9%
Aecom Technology Corp.	*	12,879	365,377
Comfort Systems USA, Inc.		3,803	47,500
Dycom Industries, Inc.	*	5,316	46,621
EMCOR Group, Inc.	*	6,332	155,957
Furmanite Corp.	*	4,100	21,279
Granite Construction, Inc.	†	5,033	152,097
Insituform Technologies, Inc., Class A	*†	2,980	79,298
KBR, Inc.		21,622	479,144
Layne Christensen Co.	*	1,813	48,425
MasTec, Inc.	*	7,089	89,392
Northwest Pipe Co.	*	1,025	22,396
Orion Marine Group, Inc.	*	7,828	141,295
Pike Electric Corp.	*	1,369	12,759
Shaw Group, Inc. (The)	*	12,224	420,750
Sterling Construction Co., Inc.	*	1,751	27,526
Tutor Perini Corp.	*	4,186	91,046
URS Corp.	*	8,049	399,311
			2,600,173

Construction Materials—0.2%
Eagle Materials, Inc.	†	4,454	118,209
Headwaters, Inc.	*	2,476	11,365
Martin Marietta Materials, Inc.	†	3,473	290,169
Texas Industries, Inc.	†	2,313	79,035
U.S. Concrete, Inc.	*†	4,770	1,813
			500,591

Consumer Finance—0.3%
Advance America Cash Advance Centers, Inc.		6,040	35,153
AmeriCredit Corp.	*	7,671	182,263
Cash America International, Inc.		4,253	167,908
CompuCredit Holdings Corp.	†	2,840	14,654
Dollar Financial Corp.	*	2,393	57,576
Ezcorp, Inc., Class A	*	6,505	134,003
First Cash Financial Services, Inc.	*†	2,180	47,023
First Marblehead Corp. (The)	*	4,118	11,695
Nelnet, Inc., Class A	†	4,517	83,835
Rewards Network, Inc.		4,072	54,565
Student Loan Corp. (The)		247	8,776
World Acceptance Corp.	*†	1,219	$43,982
			841,433

Containers & Packaging—0.8%
AEP Industries, Inc.	*†	1,109	28,856
AptarGroup, Inc.		5,916	232,795
Crown Holdings, Inc.	*	21,639	583,387
Graphic Packaging Holding Co.	*	15,948	57,572
Greif, Inc., Class A		3,616	198,591
Myers Industries, Inc.		1,717	17,994
Packaging Corp. of America		11,508	283,212
Rock-Tenn Co., Class A		3,973	181,050
Silgan Holdings, Inc.		3,092	186,231
Sonoco Products Co.		8,131	250,353
Temple-Inland, Inc.		14,650	299,300
			2,319,341

Distributors—0.1%
Audiovox Corp., Class A	*	2,945	22,912
LKQ Corp.	*	15,803	320,801
			343,713

Diversified Consumer Services—1.3%
American Public Education, Inc.	*†	2,444	113,890
Brink’s Home Security Holdings, Inc.	*	7,205	306,573
Capella Education Co.	*†	1,883	174,818
Career Education Corp.	*	11,019	348,641
Coinstar, Inc.	*†	3,326	108,095
Corinthian Colleges, Inc.	*†	12,128	213,331
Education Management Corp.	*	2,173	47,589
Grand Canyon Education, Inc.	*	2,304	60,227
Hillenbrand, Inc.		5,927	130,335
ITT Educational Services, Inc.	*†	4,939	555,539
Jackson Hewitt Tax Service, Inc.	*†	5,730	11,460
K12, Inc.	*†	2,563	56,924
Learning Tree International, Inc.	*	4,044	56,899
Matthews International Corp., Class A		3,279	116,404
Pre-Paid Legal Services, Inc.	*†	780	29,523
Princeton Review, Inc.	*†	11,268	39,325
Regis Corp.	†	6,820	127,398
Service Corp. International	†	35,372	324,715
Sotheby’s		7,529	234,077
Steiner Leisure Ltd. (Bahamas)	*†	1,645	72,906
Stewart Enterprises, Inc., Class A	†	6,846	42,787
Strayer Education, Inc.	†	944	229,883
Universal Technical Institute, Inc.	*†	2,513	57,347
Weight Watchers International, Inc.	†	3,890	99,312
			3,557,998

Diversified Financial Services—0.4%
Asset Acceptance Capital Corp.	*	3,797	23,959
Asta Funding, Inc.	†	1,791	12,609
Interactive Brokers Group, Inc., Class A	*	5,854	94,542
MarketAxess Holdings, Inc.	†	4,426	69,621
Medallion Financial Corp.		2,518	20,043
MSCI, Inc., Class A	*	13,949	503,559
PHH Corp.	*†	9,842	231,976
Pico Holdings, Inc.	*	1,955	72,706

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Portfolio Recovery Associates, Inc.	*	1,413	$77,531
Resource America, Inc., Class A		1,547	7,426
			1,113,972

Diversified Telecommunication Services—0.6%
8x8, Inc.	*†	25,847	37,995
AboveNet, Inc.	*	502	25,466
Alaska Communications Systems Group, Inc.	†	4,537	36,840
Atlantic Tele-Network, Inc.	†	1,034	46,458
Cbeyond, Inc.	*†	3,092	42,299
Cincinnati Bell, Inc.	*†	49,090	167,397
Cogent Communications Group, Inc.	*	3,453	35,946
Consolidated Communications Holdings, Inc.		6,838	129,648
General Communication, Inc., Class A	*	3,847	22,197
Global Crossing Ltd. (Bermuda)	*	4,359	66,039
HickoryTech Corp.	†	2,286	20,185
IDT Corp., Class B	*	1,600	10,368
Integrated Telecom Express, Inc.	*‡δ	1,103	—
Iowa Telecommunications Services, Inc.		3,540	59,118
Level 3 Communications, Inc.	*	260,929	422,705
Neutral Tandem, Inc.	*†	5,270	84,215
PAETEC Holding Corp.	*	14,158	66,259
Premiere Global Services, Inc.	*	5,642	46,603
Superior TeleCom, Inc.	*‡δ	2,014	—
SureWest Communications	*	6,213	53,370
tw telecom inc.	*	14,756	267,821
XETA Technologies, Inc.	*	1,947	6,698
			1,647,627

Electric Utilities—1.4%
Allete, Inc.		2,672	89,459
Central Vermont Public Service Corp.	†	6,116	123,360
Cleco Corp.		7,844	208,258
DPL, Inc.		18,189	494,559
El Paso Electric Co.	*	5,489	113,073
Empire District Electric Co. (The)		11,096	199,950
Great Plains Energy, Inc.		21,496	399,181
Hawaiian Electric Industries, Inc.	†	12,555	281,860
IDACORP, Inc.		5,144	178,085
ITC Holdings Corp.	†	5,806	319,330
MGE Energy, Inc.		4,750	167,960
NV Energy, Inc.		38,483	474,495
PNM Resources, Inc.		6,748	84,553
Portland General Electric Co.		10,794	208,432
UIL Holdings Corp.		2,136	58,740
Unisource Energy Corp.		4,410	138,650
Unitil Corp.	†	1,689	39,269
Westar Energy, Inc.		13,804	307,829
			3,887,043

Electrical Equipment—1.4%
A.O. Smith Corp.	†	3,198	168,119
A123 Systems, Inc.	*†	8,517	117,024
Active Power, Inc.	*	28,492	23,078
Acuity Brands, Inc.	†	3,098	130,767
American Superconductor Corp.	*†	4,615	$133,373
AMETEK, Inc.		12,113	502,205
AZZ, Inc.	†	1,134	38,386
Baldor Electric Co.		4,046	151,320
Belden, Inc.	†	4,570	125,492
Brady Corp., Class A		4,341	135,092
C&D Technologies, Inc.	*†	5,424	8,678
Capstone Turbine Corp.	*†	15,089	19,163
Encore Wire Corp.	†	1,693	35,214
Energy Conversion Devices, Inc.	*†	11,532	90,296
EnerSys	*	6,388	157,528
Evergreen Solar, Inc.	*†	11,911	13,459
Franklin Electric Co., Inc.		3,929	117,831
FuelCell Energy, Inc.	*†	9,197	25,936
General Cable Corp.	*†	5,830	157,410
GrafTech International Ltd.	*	14,017	191,612
GT Solar International, Inc.	*†	16,226	84,862
Hubbell, Inc., Class B		4,476	225,725
II-VI, Inc.	*	1,982	67,071
LaBarge, Inc.	*†	2,232	24,664
LSI Industries, Inc.		3,003	20,480
Magnetek, Inc.	*	4,586	7,704
Microvision, Inc.	*†	11,623	32,777
Orbit International Corp.	*	2,812	10,770
Plug Power, Inc.	*	8,935	6,185
Powell Industries, Inc.	*	1,046	34,026
PowerSecure International, Inc.	*	2,650	20,882
Regal-Beloit Corp.		4,609	273,821
Servotronics, Inc.		3,119	25,607
Spire Corp.	*†	1,921	7,549
SunPower Corp., Class A	*†	6,513	123,096
SunPower Corp., Class B	*	2,746	45,968
Tech/Ops Sevcon, Inc.	*	720	3,629
Thomas & Betts Corp.	*	7,074	277,584
Ultralife Corp.	*†	3,672	14,725
Universal Security Instruments, Inc.	*	266	1,734
Valence Technology, Inc.	*†	4,773	4,057
Vicor Corp.	*	3,481	48,073
Woodward Governor Co.		4,951	158,333
			3,861,305

Electronic Equipment, Instruments & Components—2.1%
Agilysys, Inc.	†	2,266	25,311
Anixter International, Inc.	*	4,318	202,298
Arrow Electronics, Inc.	*	13,924	419,530
Avnet, Inc.	*	20,235	607,050
AVX Corp.		4,035	57,297
Benchmark Electronics, Inc.	*	6,652	137,963
Brightpoint, Inc.	*	11,893	89,554
CalAmp Corp.	*	7,372	20,715
Checkpoint Systems, Inc.	*†	2,970	65,696
Cogent, Inc.	*†	11,343	115,699
Cognex Corp.		3,335	61,664
Coherent, Inc.	*	2,327	74,371
CTS Corp.		4,578	43,125
Daktronics, Inc.		3,564	27,158
Dolby Laboratories, Inc., Class A	*	4,863	285,312
DTS, Inc.	*†	1,605	54,634
Echelon Corp.	*†	3,748	33,620
Electro Rent Corp.		2,563	33,652
Electro Scientific Industries, Inc.	*	3,685	47,205
Electro-Sensors, Inc.		2,581	9,808

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
FARO Technologies, Inc.	*	1,212	$31,209
Frequency Electronics, Inc.	*	822	4,340
Gerber Scientific, Inc.	*	3,478	21,598
ID Systems, Inc.	*	2,437	7,287
Ingram Micro, Inc., Class A	*	22,907	402,018
Insight Enterprises, Inc.	*	2,944	42,276
IPG Photonics Corp.	*†	6,852	101,410
Iteris, Inc.	*	4,264	8,528
Itron, Inc.	*	5,025	364,664
Keithley Instruments, Inc.		2,170	14,322
L-1 Identity Solutions, Inc.	*	6,227	55,607
LeCroy Corp.	*	2,720	13,518
Lightpath Technologies, Inc., Class A	*	17,646	38,292
Littelfuse, Inc.	*	2,845	108,138
LoJack Corp.	*	1,880	7,764
LRAD Corp.	*†	3,686	5,676
Maxwell Technologies, Inc.	*†	3,381	41,891
Measurement Specialties, Inc.	*	3,063	45,057
Mercury Computer Systems, Inc.	*	2,443	33,518
Mesa Laboratories, Inc.		1,200	30,732
Methode Electronics, Inc.		12,888	127,591
MTS Systems Corp.		1,818	52,777
National Instruments Corp.		6,401	213,473
Newport Corp.	*	3,015	37,688
NU Horizons Electronics Corp.	*	3,069	9,852
OI Corp.		1,600	14,160
OSI Systems, Inc.	*	2,179	61,121
Park Electrochemical Corp.		1,950	56,043
PC Connection, Inc.	*	2,755	17,081
Planar Systems, Inc.	*	8,504	23,726
Plexus Corp.	*†	4,010	144,480
Power-One, Inc.	*†	22,036	92,992
Radisys Corp.	*	2,757	24,703
Research Frontiers, Inc.	*	2,932	8,298
Rofin-Sinar Technologies, Inc.	*†	3,102	70,167
Rogers Corp.	*†	1,417	41,107
Sanmina-SCI Corp.	*	8,065	133,075
ScanSource, Inc.	*	1,798	51,746
Sigmatron International, Inc.	*	283	1,606
SMART Modular Technologies (WWH), Inc.	*	2,050	15,806
Spectrum Control, Inc.	*	1,195	13,970
SYNNEX Corp.	*†	3,024	89,389
Tech Data Corp.	*	5,262	220,478
Technitrol, Inc.		7,988	42,177
Trans-Lux Corp.	*	867	737
Trimble Navigation Ltd.	*	13,717	393,952
TTM Technologies, Inc.	*	3,547	31,497
Universal Display Corp.	*†	2,789	32,827
Vishay Intertechnology, Inc.	*	15,234	155,844
X-Rite, Inc.	*†	2,441	7,396
Zygo Corp.	*	2,489	22,973
			5,998,239

Energy Equipment & Services—1.8%
Allis-Chalmers Energy, Inc.	*†	4,292	15,194
Atwood Oceanics, Inc.	*	5,328	184,509
Basic Energy Services, Inc.	*†	2,408	18,566
Bolt Technology Corp.	*	3,477	39,325
Bristow Group, Inc.	*†	2,203	83,119
Bronco Drilling Co., Inc.	*	3,007	14,133
Cal Dive International, Inc.	*	15,889	116,466
CARBO Ceramics, Inc.	†	1,582	98,622
Complete Production Services, Inc.	*†	10,414	$120,282
Dawson Geophysical Co.	*†	930	27,193
Dresser-Rand Group, Inc.	*	9,022	283,471
Dril-Quip, Inc.	*†	3,007	182,946
Exterran Holdings, Inc.	*	5,880	142,119
Global Industries Ltd.	*	22,371	143,622
Gulfmark Offshore, Inc., Class A	*	3,081	81,800
Helix Energy Solutions Group, Inc.	*	9,910	129,127
Hercules Offshore, Inc.	*	6,416	27,653
Hornbeck Offshore Services, Inc.	*	2,714	50,399
ION Geophysical Corp.	*†	12,292	60,477
Key Energy Services, Inc.	*†	23,143	221,016
Lufkin Industries, Inc.	†	2,322	183,786
Matrix Service Co.	*	2,410	25,932
Mitcham Industries, Inc.	*	3,707	26,802
Natural Gas Services Group, Inc.	*†	2,837	45,023
Newpark Resources, Inc.	*	9,665	50,741
Oceaneering International, Inc.	*	5,969	378,972
Oil States International, Inc.	*	5,059	229,375
OYO Geospace Corp.	*	550	26,295
Parker Drilling Co.	*†	9,263	45,666
Patterson-UTI Energy, Inc.		20,135	281,286
PHI, Inc.	*	1,283	27,174
Pioneer Drilling Co.	*	6,698	47,154
Pride International, Inc.	*	20,707	623,488
RPC, Inc.	†	4,269	47,514
SEACOR Holdings, Inc.	*	2,330	187,938
Sulphco, Inc.	*†	8,130	2,358
Superior Energy Services, Inc.	*	6,470	135,999
T-3 Energy Services, Inc.	*†	4,037	99,149
Tetra Technologies, Inc.	*	7,968	97,369
Tidewater, Inc.		5,071	239,706
Trico Marine Services, Inc.	*	1,353	3,139
Unit Corp.	*†	4,307	182,100
			5,027,005

Food & Staples Retailing—0.5%
Andersons, Inc. (The)	†	1,795	60,097
Arden Group, Inc., Class A		391	41,555
BJ’s Wholesale Club, Inc.	*†	8,066	298,361
Casey’s General Stores, Inc.	†	5,830	183,062
Great Atlantic & Pacific Tea Co.	*†	9,113	69,897
Nash Finch Co.	†	1,190	40,044
Pantry, Inc. (The)	*†	2,139	26,716
Rite Aid Corp.	*	144,181	216,271
Ruddick Corp.	†	4,809	152,157
Spartan Stores, Inc.	†	2,807	40,477
United Natural Foods, Inc.	*†	3,712	104,419
Village Super Market, Inc., Class A		2,016	56,508
Weis Markets, Inc.	†	1,103	40,105
Winn-Dixie Stores, Inc.	*†	8,034	100,345
			1,430,014

Food Products—1.8%
American Italian Pasta Co., Class A	*	2,553	99,235
B&G Foods, Inc., Class A		2,850	29,868
Bridgford Foods Corp.		1,169	14,764
Bunge Ltd.		16,970	1,045,861
Calavo Growers, Inc.	†	1,650	30,096
Cal-Maine Foods, Inc.	†	2,682	90,893

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Chiquita Brands International, Inc.	*	4,064	$63,927
Corn Products International, Inc.		7,185	249,032
Darling International, Inc.	*	9,960	89,242
Del Monte Foods Co.		25,257	368,752
Diamond Foods, Inc.	†	2,255	94,800
Dole Food Co., Inc.	*†	10,978	130,089
Farmer Bros. Co.		930	17,428
Flowers Foods, Inc.	†	15,788	390,595
Fresh Del Monte Produce, Inc. (Cayman Islands)	*	3,718	75,289
Green Mountain Coffee Roasters, Inc.	*	4,946	478,872
Griffin Land & Nurseries, Inc.		2,039	59,233
Hain Celestial Group, Inc. (The)	*†	7,659	132,884
Inventure Group, Inc. (The)	*	9,182	26,352
J&J Snack Foods Corp.	†	1,866	81,115
John B. Sanfilippo & Son, Inc.	*	1,899	28,010
Lancaster Colony Corp.	†	2,437	143,686
Lance, Inc.		3,688	85,303
Omega Protein Corp.	*	1,515	8,711
Ralcorp Holdings, Inc.	*	8,122	550,509
Sanderson Farms, Inc.	†	1,537	82,399
Smart Balance, Inc.	*	7,937	51,432
Smithfield Foods, Inc.	*†	13,736	284,885
Tootsie Roll Industries, Inc.		3,069	82,966
TreeHouse Foods, Inc.	*	3,142	137,840
			5,024,068

Gas Utilities—1.0%
AGL Resources, Inc.		7,758	299,847
Atmos Energy Corp.		11,405	325,841
Chesapeake Utilities Corp.	†	2,965	88,357
Delta Natural Gas Co., Inc.		3,757	111,508
Energen Corp.		6,583	306,307
Laclede Group, Inc. (The)		1,902	64,135
National Fuel Gas Co.		9,052	457,578
New Jersey Resources Corp.		4,448	167,067
Northwest Natural Gas Co.		2,771	129,129
Piedmont Natural Gas Co., Inc.	†	11,276	310,992
South Jersey Industries, Inc.	†	3,110	130,589
Southwest Gas Corp.	†	3,594	107,532
UGI Corp.		11,528	305,953
WGL Holdings, Inc.		3,921	135,863
			2,940,698

Health Care Equipment & Supplies—2.7%
Abaxis, Inc.	*†	1,864	50,682
ABIOMED, Inc.	*	3,940	40,700
Align Technology, Inc.	*	6,208	120,063
American Medical Systems Holdings, Inc.	*†	8,631	160,364
Analogic Corp.	†	1,287	54,994
Angiodynamics, Inc.	*†	3,577	55,873
Atrion Corp.	†	308	44,056
Beckman Coulter, Inc.		6,860	430,808
Biolase Technology, Inc.	*†	21,004	40,958
Cantel Medical Corp.		1,690	33,547
Cardiac Science Corp.	*	4,135	7,733
Cerus Corp.	*†	16,123	44,983
Conceptus, Inc.	*†	2,419	48,283
Conmed Corp.	*†	6,004	142,955
Cooper Cos., Inc. (The)	†	4,671	181,609
CryoLife, Inc.	*†	4,037	$26,119
Cutera, Inc.	*	3,098	32,126
Cyberonics, Inc.	*†	2,351	45,045
Cynosure, Inc., Class A	*†	772	8,677
DexCom, Inc.	*	3,175	30,893
Edwards Lifesciences Corp.	*	5,029	497,268
Endologix, Inc.	*†	8,683	35,079
ev3, Inc.	*†	7,997	126,832
Gen-Probe, Inc.	*	5,401	270,050
Greatbatch, Inc.	*	2,283	48,377
Haemonetics Corp.	*†	3,110	177,737
HealthTronics, Inc.	*	3,781	13,536
Hill-Rom Holdings, Inc.		4,747	129,166
Hologic, Inc.	*	32,967	611,208
ICU Medical, Inc.	*	1,366	47,059
IDEXX Laboratories, Inc.	*†	3,869	222,661
Immucor, Inc.	*†	7,986	178,807
Integra LifeSciences Holdings Corp.	*†	2,236	98,004
Invacare Corp.		2,826	75,002
Inverness Medical Innovations, Inc.	*†	7,907	307,978
IRIS International, Inc.	*†	2,570	26,240
Kensey Nash Corp.	*†	1,683	39,702
Kinetic Concepts, Inc.	*	6,536	312,486
Masimo Corp.		5,266	139,812
Medical Action Industries, Inc.	*†	1,860	22,822
Meridian Bioscience, Inc.	†	4,370	89,017
Merit Medical Systems, Inc.	*	2,509	38,262
Micrus Endovascular Corp.	*	1,353	26,681
Natus Medical, Inc.	*†	2,621	41,700
Neogen Corp.	*	2,463	61,821
NuVasive, Inc.	*†	3,118	140,934
NxStage Medical, Inc.	*†	3,660	41,907
OraSure Technologies, Inc.	*	4,328	25,665
Orthofix International NV (Netherlands Antilles)	*†	2,011	73,160
Orthovita, Inc.	*	8,897	37,901
Osteotech, Inc.	*	1,499	5,876
OTIX Global, Inc.	*	590	2,596
Palomar Medical Technologies, Inc.	*	2,762	29,995
Quidel Corp.	*†	2,820	41,003
ResMed, Inc.	*†	8,828	561,902
Rochester Medical Corp.	*	5,305	68,010
RTI Biologics, Inc.	*	7,464	32,319
Sirona Dental Systems, Inc.	*	2,450	93,174
Somanetics Corp.	*†	1,572	30,088
SonoSite, Inc.	*	1,320	42,385
Spectranetics Corp.	*	3,376	23,328
Staar Surgical Co.	*	13,188	50,378
STERIS Corp.		4,732	159,279
SurModics, Inc.	*†	1,932	40,456
Synovis Life Technologies, Inc.	*	4,579	71,112
Teleflex, Inc.		3,677	235,585
Theragenics Corp.	*	5,822	9,665
ThermoGenesis Corp.	*	4,317	3,022
Thoratec Corp.	*†	5,719	191,301
TomoTherapy, Inc.	*†	4,950	16,880
Urologix, Inc.	*†	25,612	42,772
Vision-Sciences, Inc.	*	24,978	23,247
Volcano Corp.	*†	4,832	116,741
West Pharmaceutical Services, Inc.	†	3,358	140,868
Wright Medical Group, Inc.	*	3,907	69,427
Young Innovations, Inc.	†	677	19,064
Zoll Medical Corp.	*†	4,029	106,204
			7,784,019

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)

Health Care Providers & Services—3.0%
Alliance HealthCare Services, Inc.	*†	10,817	$60,792
Almost Family, Inc.	*	2,502	94,300
Amedisys, Inc.	*†	2,921	161,298
America Service Group, Inc.	†	1,972	31,730
American Dental Partners, Inc.	*†	1,668	21,767
AMERIGROUP Corp.	*†	5,064	168,327
AMN Healthcare Services, Inc.	*	3,864	34,003
Amsurg Corp.	*	3,079	66,476
Bio-Reference Labs, Inc.	*	1,655	72,770
BioScrip, Inc.	*†	3,476	27,739
Brookdale Senior Living, Inc.	*	17,205	358,380
Capital Senior Living Corp.	*	9,966	52,421
CardioNet, Inc.	*†	8,331	63,732
Catalyst Health Solutions, Inc.	*†	5,865	242,694
Centene Corp.	*†	3,612	86,833
Chemed Corp.		2,102	114,307
Chindex International, Inc.	*	1,527	18,034
Clarient, Inc.	*	3,308	8,667
Community Health Systems, Inc.	*	10,469	386,620
Cross Country Healthcare, Inc.	*	2,631	26,599
Emdeon, Inc., Class A	*	2,293	37,880
Emergency Medical Services Corp., Class A	*	3,187	180,225
Emeritus Corp.	*†	5,091	103,602
Ensign Group, Inc. (The)		2,720	47,138
Five Star Quality Care, Inc.	*	4,500	13,725
Genoptix, Inc.	*†	1,943	68,957
Gentiva Health Services, Inc.	*†	3,767	106,531
Hanger Orthopedic Group, Inc.	*†	3,263	59,321
Health Management Associates, Inc., Class A	*	38,960	335,056
Health Net, Inc.	*	13,985	347,807
Healthsouth Corp.	*†	10,994	205,588
Healthspring, Inc.	*	6,374	112,182
Healthways, Inc.	*	3,517	56,518
Henry Schein, Inc.	*†	10,388	611,853
HMS Holdings Corp.	*	3,201	163,219
inVentiv Health, Inc.	*	6,685	150,145
IPC The Hospitalist Co., Inc.	*	1,647	57,826
Kindred Healthcare, Inc.	*†	3,509	63,337
Landauer, Inc.		923	60,198
LHC Group, Inc.	*†	2,276	76,314
LifePoint Hospitals, Inc.	*	5,659	208,138
Lincare Holdings, Inc.	*†	6,868	308,236
Magellan Health Services, Inc.	*	4,963	215,791
Mednax, Inc.	*	5,773	335,931
Molina Healthcare, Inc.	*†	1,190	29,952
MWI Veterinary Supply, Inc.	*†	1,472	59,469
National Healthcare Corp.		1,078	38,140
National Research Corp.		1,250	31,650
NovaMed, Inc.	*†	4,904	16,674
Odyssey HealthCare, Inc.	*	3,093	56,014
Omnicare, Inc.		16,275	460,420
Owens & Minor, Inc.		4,259	197,575
PDI, Inc.	*	864	6,497
PharMerica Corp.	*	3,153	57,448
Providence Service Corp. (The)	*	3,898	59,211
PSS World Medical, Inc.	*†	4,966	116,751
Psychemedics Corp.		902	6,900
Psychiatric Solutions, Inc.	*	6,634	197,693
RehabCare Group, Inc.	*†	2,389	65,148
Res-Care, Inc.	*	2,426	29,088
Rural/Metro Corp.	*	8,016	$58,276
Skilled Healthcare Group, Inc., Class A	*	2,964	18,288
Sun Healthcare Group, Inc.	*	4,433	42,291
Sunrise Senior Living, Inc.	*†	6,883	35,241
Triple-S Management Corp., Class B (Puerto Rico)	*†	3,128	55,522
U.S. Physical Therapy, Inc.	*	2,083	36,244
United American Healthcare Corp.	*	4,865	5,254
Universal American Corp.	*	7,408	114,083
Universal Health Services, Inc., Class B		7,962	279,387
VCA Antech, Inc.	*	6,764	189,595
WellCare Health Plans, Inc.	*	4,703	140,149
			8,425,967

Health Care Technology—0.6%
Allscripts-Misys Healthcare Solutions, Inc.	*†	7,305	142,886
AMICAS, Inc.	*	2,496	15,026
athenahealth, Inc.	*†	3,145	114,981
Cerner Corp.	*	8,133	691,793
Computer Programs & Systems, Inc.	†	2,639	103,132
Eclipsys Corp.	*†	5,574	110,811
MedAssets, Inc.	*†	5,899	123,879
Medidata Solutions, Inc.	*	2,174	33,045
Mediware Information Systems, Inc.	*	1,191	10,671
Merge Healthcare, Inc.	*	4,320	8,942
Omnicell, Inc.	*†	4,056	56,906
Phase Forward, Inc.	*†	6,227	81,387
Quality Systems, Inc.		2,355	144,691
Vital Images, Inc.	*	1,498	24,223
			1,662,373

Hotels, Restaurants & Leisure—2.6%
AFC Enterprises, Inc.	*†	3,488	37,426
Ambassadors Group, Inc.		2,796	30,896
Ambassadors International, Inc.	*	524	272
Ameristar Casinos, Inc.		3,664	66,758
Bally Technologies, Inc.	*	6,174	250,294
Benihana, Inc., Class A	*	680	4,420
Bluegreen Corp.	*	1,800	5,886
Bob Evans Farms, Inc.	†	2,925	90,412
Boyd Gaming Corp.	*†	8,538	84,355
Brinker International, Inc.		9,778	188,520
Buffalo Wild Wings, Inc.	*	2,278	109,595
Burger King Holdings, Inc.		12,664	269,237
California Pizza Kitchen, Inc.	*	2,265	38,029
CEC Entertainment, Inc.	*†	1,994	75,951
Cheesecake Factory, Inc. (The)	*†	7,016	189,853
Chipotle Mexican Grill, Inc.	*	3,437	387,247
Choice Hotels International, Inc.	†	3,101	107,946
Churchill Downs, Inc.	†	1,129	42,337
CKE Restaurants, Inc.		4,056	44,900
Cosi, Inc.	*	13,495	11,943
Cracker Barrel Old Country Store, Inc.		1,879	87,148
DineEquity, Inc.	*†	1,467	57,990
Domino’s Pizza, Inc.	*	4,270	58,243
Dover Downs Gaming & Entertainment, Inc.		1,687	6,681
Dover Motorsports, Inc.		1,645	3,389
Empire Resorts, Inc.	*	2,513	4,574
Gaylord Entertainment Co.	*†	4,934	144,517

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Great Wolf Resorts, Inc.	*†	3,072	$9,769
Hyatt Hotels Corp., Class A	*	5,571	217,046
International Speedway Corp., Class A		3,250	83,752
Interval Leisure Group, Inc.	*	2,598	37,827
Isle of Capri Casinos, Inc.	*†	1,251	9,733
Jack in the Box, Inc.	*	4,991	117,538
Jamba, Inc.	*	22,792	61,994
Krispy Kreme Doughnuts, Inc.	*	5,000	20,100
Landry’s Restaurants, Inc.	*	1,254	22,472
Las Vegas Sands Corp.	*†	39,207	829,228
Life Time Fitness, Inc.	*†	3,312	93,067
Luby’s, Inc.	*	14,427	56,842
Marcus Corp.		1,805	23,447
McCormick & Schmick’s Seafood Restaurants, Inc.	*	1,401	14,108
MGM MIRAGE	*†	30,460	365,520
Monarch Casino & Resort, Inc.	*†	2,897	24,740
Morgans Hotel Group Co.	*†	7,052	45,203
MTR Gaming Group, Inc.	*	4,525	9,186
Multimedia Games, Inc.	*	2,902	11,318
O’Charleys, Inc.	*†	3,157	28,224
Orient-Express Hotels Ltd., Class A (Bermuda)	*†	8,088	114,688
P.F. Chang’s China Bistro, Inc.	*†	4,257	187,861
Panera Bread Co., Class A	*	3,189	243,927
Papa John’s International, Inc.	*	2,356	60,573
Peet’s Coffee & Tea, Inc.	*	1,297	51,426
Penn National Gaming, Inc.	*	10,757	299,045
Pinnacle Entertainment, Inc.	*	11,468	111,698
Red Robin Gourmet Burgers, Inc.	*†	1,203	29,401
Royal Caribbean Cruises Ltd.	*†	18,670	615,923
Ruby Tuesday, Inc.	*†	14,322	151,384
Scientific Games Corp., Class A	*	11,132	156,739
Shuffle Master, Inc.	*	5,440	44,554
Sonic Corp.	*	5,694	62,919
Speedway Motorsports, Inc.		1,680	26,225
Steak N Shake Co. (The)	*	109	41,558
Texas Roadhouse, Inc.	*	12,124	168,402
Vail Resorts, Inc.	*	1,427	57,208
Wendy’s/Arby’s Group, Inc., Class A		50,951	254,755
WMS Industries, Inc.	*†	2,803	117,558
Youbet.com, Inc.	*	2,200	6,468
			7,282,245

Household Durables—1.3%
American Greetings Corp., Class A	†	3,420	71,273
Bassett Furniture Industries, Inc.	*	610	3,440
Beazer Homes USA, Inc.	*	11,837	53,740
Blyth, Inc.		877	27,406
Brookfield Homes Corp.	*†	858	7,499
Cavco Industries, Inc.	*	1,216	41,514
CSS Industries, Inc.	†	1,140	22,914
Ethan Allen Interiors, Inc.	†	1,648	33,998
Furniture Brands International, Inc.	*	4,572	29,398
Garmin Ltd. (Cayman Islands)	†	12,684	488,080
Helen of Troy Ltd. (Bermuda)	*	3,172	82,662
Hooker Furniture Corp.	†	3,953	63,564
Hovnanian Enterprises, Inc., Class A	*†	10,080	43,848
Jarden Corp.		7,489	249,309
KB Home		5,000	83,750
Kid Brands, Inc.	*	1,157	$10,008
La-Z-Boy, Inc.	*†	8,340	104,584
M/I Homes, Inc.	*	1,741	25,506
MDC Holdings, Inc.		2,998	103,761
Meritage Homes Corp.	*	3,915	82,215
Mohawk Industries, Inc.	*	5,067	275,543
National Presto Industries, Inc.		656	78,005
NVR, Inc.	*	555	403,208
Palm Harbor Homes, Inc.	*	1,182	2,376
Ryland Group, Inc.	†	3,938	88,369
Sealy Corp.	*	6,171	21,598
Skyline Corp.	†	918	17,075
Standard Pacific Corp.	*	10,118	45,733
Tempur-Pedic International, Inc.	*	6,645	200,413
Toll Brothers, Inc.	*	17,435	362,648
Tupperware Brands Corp.		7,576	365,315
Universal Electronics, Inc.	*	3,125	69,813
			3,558,565

Household Products—0.4%
Central Garden and Pet Co.	*	1,016	10,028
Central Garden and Pet Co., Class A	*†	2,770	25,373
Church & Dwight Co., Inc.		7,636	511,230
Energizer Holdings, Inc.	*†	7,636	479,235
WD-40 Co.		2,756	90,480
			1,116,346

Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	*	58,835	699,548
Dynegy, Inc., Class A	*†	63,126	79,539
Mirant Corp.	*	14,401	156,395
Ormat Technologies, Inc.		2,164	60,895
RRI Energy, Inc.	*	35,972	132,736
			1,129,113

Industrial Conglomerates—0.5%
Carlisle Cos., Inc.		6,845	260,795
McDermott International, Inc.	*	30,249	814,303
Otter Tail Corp.		2,897	63,618
Raven Industries, Inc.	†	5,412	159,600
Seaboard Corp.		43	55,861
Standex International Corp.		1,584	40,820
Tredegar Corp.		2,467	42,136
			1,437,133

Insurance—5.1%
Alleghany Corp.	*	555	161,359
Allied World Assurance Co. Holdings Ltd. (Bermuda)		5,607	251,474
Ambac Financial Group, Inc.	*†	30,831	17,167
American Financial Group, Inc.		12,490	355,341
American Independence Corp.	*	430	2,688
American National Insurance Co.	†	3,374	383,084
American Physicians Capital, Inc.		1,601	51,152
American Physicians Service Group, Inc.	†	4,869	121,725
American Safety Insurance Holdings Ltd.	*†	2,656	44,063
AMERISAFE, Inc.	*†	2,182	35,719
Amtrust Financial Services, Inc.		3,403	47,472
Arch Capital Group Ltd. (Bermuda)	*	7,043	537,029
Argo Group International Holdings Ltd. (Bermuda)		3,031	98,780

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Arthur J. Gallagher & Co.	†	10,971	$269,338
Aspen Insurance Holdings Ltd. (Bermuda)		9,884	285,055
Assured Guaranty Ltd. (Bermuda)	†	11,888	261,179
Axis Capital Holdings Ltd. (Bermuda)		18,065	564,712
Baldwin & Lyons, Inc., Class B	†	1,316	31,702
Brown & Brown, Inc.	†	17,237	308,887
Citizens, Inc.	*	4,717	32,594
CNA Financial Corp.	*†	4,912	131,249
CNA Surety Corp.	*†	1,486	26,436
Conseco, Inc.	*†	32,018	199,152
Crawford & Co., Class B	*	3,543	14,420
Delphi Financial Group, Inc., Class A		3,694	92,941
eHealth, Inc.	*†	4,039	63,614
EMC Insurance Group, Inc.	†	1,041	23,443
Employers Holdings, Inc.		4,738	70,359
Endurance Specialty Holdings Ltd. (Bermuda)		6,336	235,382
Enstar Group Ltd. (Bermuda)	*	626	43,294
Erie Indemnity Co., Class A		3,864	166,654
Everest Re Group Ltd. (Bermuda)		5,932	480,077
FBL Financial Group, Inc., Class A	†	2,268	55,521
Fidelity National Financial, Inc., Class A		31,906	472,847
First American Corp.		11,786	398,838
First Mercury Financial Corp.		1,534	19,988
Flagstone Reinsurance Holdings Ltd. (Bermuda)		8,048	92,230
FPIC Insurance Group, Inc.	*†	1,575	42,698
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*†	4,754	126,837
Hanover Insurance Group, Inc. (The)	†	5,482	239,070
Harleysville Group, Inc.	†	1,278	43,145
HCC Insurance Holdings, Inc.		14,140	390,264
Hilltop Holdings, Inc.	*	7,621	89,547
Horace Mann Educators Corp.		3,101	46,701
Independence Holding Co.		5,932	56,295
Infinity Property & Casualty Corp.		1,280	58,163
Kansas City Life Insurance Co.		1,203	37,991
Markel Corp.	*†	1,119	419,245
Max Capital Group Ltd. (Bermuda)		6,342	145,803
MBIA, Inc.	*	15,000	94,050
Meadowbrook Insurance Group, Inc.	†	6,165	48,704
Mercury General Corp.		4,721	206,402
Montpelier Re Holdings Ltd. (Bermuda)		11,723	197,064
National Financial Partners Corp.	*	7,233	101,985
Navigators Group, Inc.	*†	1,745	68,631
NYMAGIC, Inc.	†	1,110	23,565
Old Republic International Corp.	†	29,332	371,930
OneBeacon Insurance Group Ltd., Class A		6,290	108,503
PartnerRe Ltd. (Bermuda)		8,085	644,536
Phoenix Cos., Inc. (The)	*†	9,881	23,912
Platinum Underwriters Holdings Ltd. (Bermuda)		6,503	241,131
PMA Capital Corp., Class A	*†	5,374	32,996
Presidential Life Corp.	†	2,568	$25,603
ProAssurance Corp.	*	2,725	159,522
Protective Life Corp.		8,161	179,460
Reinsurance Group of America, Inc.		9,999	525,147
RenaissanceRe Holdings Ltd. (Bermuda)		6,423	364,570
RLI Corp.	†	1,980	112,900
Safety Insurance Group, Inc.	†	1,536	57,861
SeaBright Insurance Holdings, Inc.	†	3,141	34,582
Selective Insurance Group, Inc.		7,536	125,098
StanCorp Financial Group, Inc.	†	6,888	328,075
State Auto Financial Corp.		2,585	46,401
Stewart Information Services Corp.		1,684	23,239
Symetra Financial Corp.	*	3,774	49,741
Tower Group, Inc.		3,847	85,288
Transatlantic Holdings, Inc.		6,903	364,478
United Fire & Casualty Co.		2,592	46,630
Unitrin, Inc.		9,240	259,182
Validus Holdings Ltd. (Bermuda)		9,151	251,927
W.R. Berkley Corp.		19,192	500,719
Wesco Financial Corp.		115	44,333
White Mountains Insurance Group Ltd.		706	250,630
Zenith National Insurance Corp.	†	6,219	238,312
			14,379,831

Internet & Catalog Retail—0.7%
1-800-Flowers.com, Inc., Class A	*	2,113	5,304
Blue Nile, Inc.	*†	1,074	59,091
dELiA*s, Inc.	*	2,555	4,420
Drugstore.Com, Inc.	*	18,137	64,749
Hollywood Media Corp.	*	15,979	18,855
HSN, Inc.	*†	4,502	132,539
Liberty Media Corp.— Interactive, Series A	*	71,370	1,092,675
NetFlix, Inc.	*†	4,784	352,772
NutriSystem, Inc.	†	4,396	78,293
Overstock.com, Inc.	*†	3,326	54,047
Shutterfly, Inc.	*	5,110	123,100
Valuevision Media, Inc., Class A	*	6,193	20,561
			2,006,406

Internet Software & Services—1.2%
AOL, Inc.	*	15,147	382,916
Art Technology Group, Inc.	*†	13,955	61,542
Autobytel, Inc.	*	4,755	4,993
comScore, Inc.	*	2,914	48,635
Constant Contact, Inc.	*†	2,460	57,121
DealerTrack Holdings, Inc.	*	4,113	70,250
Digital River, Inc.	*	4,133	125,230
DivX, Inc.	*	2,892	20,707
Earthlink, Inc.	†	16,752	143,062
Equinix, Inc.	*†	3,426	333,487
GSI Commerce, Inc.	*	5,206	144,050
IAC/InterActiveCorp	*	15,508	352,652
Imergent, Inc.		1,043	7,019
Infospace, Inc.	*	4,619	51,040
Internap Network Services Corp.	*	8,921	49,958
Internet Brands, Inc., Class A	*	2,400	22,128
Internet Capital Group, Inc.	*	3,445	29,110
Ipass, Inc.	*	6,163	7,087

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
j2 Global Communications, Inc.	*†	4,168	$97,531
Keynote Systems, Inc.		3,262	37,154
Knot, Inc. (The)	*	3,458	27,042
Limelight Networks, Inc.	*	2,028	7,423
LivePerson, Inc.	*	3,334	25,572
LogMeIn, Inc.	*	2,080	43,035
Looksmart Ltd.	*	4,010	4,130
LoopNet, Inc.	*	1,850	20,794
Marchex, Inc., Class B		2,710	13,848
ModusLink Global Solutions, Inc.	*	3,461	29,176
Move, Inc.	*	12,712	26,568
NaviSite, Inc.	*	15,218	39,110
NIC, Inc.		6,673	52,517
OpenTable, Inc.	*†	4,550	173,492
Openwave Systems, Inc.	*	11,650	26,795
Perficient, Inc.	*	2,090	23,554
Rackspace Hosting, Inc.	*†	12,978	243,078
RealNetworks, Inc.	*	10,782	52,077
Saba Software, Inc.	*†	3,576	17,701
SAVVIS, Inc.	*	4,524	74,646
Stamps.com, Inc.	*	2,642	26,684
support.com, Inc.	*†	4,962	16,226
Terremark Worldwide, Inc.	*†	7,046	49,392
United Online, Inc.	†	10,506	78,585
ValueClick, Inc.	*	6,880	69,763
Vertro, Inc.	*	6,581	2,830
Vocus, Inc.	*	2,731	46,564
Web.com Group, Inc.	*†	1,785	9,728
WebMD Health Corp.	*	4,097	190,019
WebMediaBrands, Inc.	*	4,020	3,980
Zix Corp.	*†	12,056	27,849
			3,467,850

IT Services—2.0%
Acxiom Corp.	*	6,440	115,534
Alliance Data Systems Corp.	*†	6,747	431,740
Broadridge Financial Solutions, Inc.		18,756	401,003
CACI International, Inc., Class A	*	2,488	121,539
Cass Information Systems, Inc.		1,213	37,785
Ciber, Inc.	*†	5,015	18,756
COMSYS IT Partners, Inc.	*	9,620	168,158
Convergys Corp.	*†	16,876	206,900
CSG Systems International, Inc.	*	3,644	76,378
Cybersource Corp.	*	11,202	197,603
DST Systems, Inc.		6,856	284,181
Edgewater Technology, Inc.	*	2,568	8,218
Euronet Worldwide, Inc.	*	6,728	123,997
Forrester Research, Inc.	*	1,573	47,300
Gartner, Inc., Class A	*	10,198	226,803
Genpact Ltd. (Bermuda)	*	9,379	157,286
Global Cash Access Holdings, Inc.	*†	17,461	142,656
Global Payments, Inc.		7,498	341,534
Hackett Group, Inc. (The)	*†	7,902	21,968
Heartland Payment Systems, Inc.	†	2,630	48,918
Hewitt Associates, Inc., Class A	*	11,060	439,967
iGATE Corp.		2,997	29,161
infoGROUP, Inc.	*†	6,036	47,081
Integral Systems, Inc.	*†	2,356	22,688
Lender Processing Services, Inc.		9,689	365,760
Lionbridge Technologies, Inc.	*	18,369	$66,679
Management Network Group, Inc.	*	320	829
Mantech International Corp., Class A	*	2,426	118,462
Mastech Holdings, Inc.	*	357	1,556
MAXIMUS, Inc.		1,558	94,929
MoneyGram International, Inc.	*	12,347	47,042
NCI, Inc., Class A	*†	1,956	59,130
NeuStar, Inc., Class A	*	7,325	184,590
Online Resources Corp.	*	2,780	11,203
Pfsweb, Inc.	*	1,209	3,446
Sapient Corp.		19,951	182,352
SRA International, Inc., Class A	*	3,081	64,054
StarTek, Inc.	*	1,875	13,031
Syntel, Inc.		2,183	83,980
TeleTech Holdings, Inc.	*	4,057	69,294
TNS, Inc.	*†	2,695	60,098
Unisys Corp.	*	5,094	177,730
VeriFone Holdings, Inc.	*†	7,751	156,648
Wright Express Corp.	*	3,218	96,926
			5,574,893

Leisure Equipment & Products—0.2%
Arctic Cat, Inc.	*	1,738	18,857
Brunswick Corp.	†	9,596	153,248
Callaway Golf Co.	†	5,616	49,533
Jakks Pacific, Inc.	*	2,425	31,646
Leapfrog Enterprises, Inc.	*	3,363	22,028
Nautilus, Inc.	*	2,480	7,490
Polaris Industries, Inc.		3,115	159,363
Pool Corp.		4,626	104,733
RC2 Corp.	*	1,530	22,904
Smith & Wesson Holding Corp.	*†	12,489	47,208
Steinway Musical Instruments, Inc.	*	1,536	28,923
Sturm Ruger & Co., Inc.	†	2,146	25,731
			671,664

Life Sciences Tools & Services—1.2%
Accelrys, Inc.	*	3,326	20,488
Affymetrix, Inc.	*†	8,830	64,812
Albany Molecular Research, Inc.	*†	2,944	24,582
Bio-Rad Laboratories, Inc., Class A	*	2,830	292,962
Bruker Corp.	*	16,649	243,908
Caliper Life Sciences, Inc.	*	3,187	12,589
Cambrex Corp.	*	2,958	11,980
Charles River Laboratories International, Inc.	*†	8,329	327,413
Covance, Inc.	*†	6,271	384,977
Dionex Corp.	*	1,461	109,254
Enzo Biochem, Inc.	*	6,306	37,962
eResearchTechnology, Inc.	*	4,314	29,810
Illumina, Inc.	*†	14,167	551,096
Kendle International, Inc.	*	1,230	21,500
Luminex Corp.	*	4,012	67,522
Mettler-Toledo International, Inc. (Switzerland)	*	3,252	355,118
Ore Pharmaceutical Holdings, Inc.	*	190	67
Parexel International Corp.	*	5,995	139,743
Pharmaceutical Product Development, Inc.		17,685	420,019
Sequenom, Inc.	*†	10,403	65,643
Techne Corp.		3,552	226,227

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Varian, Inc.	*	2,626	$135,974
			3,543,646

Machinery—3.9%
3D Systems Corp.	*	2,259	30,835
Actuant Corp., Class A	†	9,423	184,220
AGCO Corp.	*†	9,628	345,356
Albany International Corp., Class A	†	2,060	44,352
Ampco-Pittsburgh Corp.		986	24,472
Astec Industries, Inc.	*†	1,849	53,547
Badger Meter, Inc.	†	4,287	165,092
Barnes Group, Inc.		3,373	65,605
Blount International, Inc.	*	4,339	44,952
Briggs & Stratton Corp.	†	4,194	81,783
Bucyrus International, Inc.	†	11,040	728,530
Cascade Corp.		779	25,092
Chart Industries, Inc.	*	2,135	42,700
CIRCOR International, Inc.	†	1,935	64,261
CLARCOR, Inc.	†	7,552	260,468
Colfax Corp.	*†	2,950	34,721
Columbus McKinnon Corp.	*	1,765	28,011
Commercial Vehicle Group, Inc.	*	3,457	24,614
Crane Co.	†	8,353	296,531
Donaldson Co., Inc.		10,863	490,139
Dynamic Materials Corp.		2,558	39,956
EnPro Industries, Inc.	*†	3,150	91,602
ESCO Technologies, Inc.		1,735	55,190
Federal Signal Corp.		3,130	28,201
Flow International Corp.	*	9,896	29,787
Force Protection, Inc.	*	21,200	127,624
FreightCar America, Inc.		2,798	67,600
Gardner Denver, Inc.	†	7,423	326,909
Gorman-Rupp Co. (The)	†	1,890	48,082
Graco, Inc.		6,203	198,496
Graham Corp.	†	882	15,867
Greenbrier Cos., Inc.	*	1,195	13,157
Harsco Corp.		8,634	275,770
Hurco Cos., Inc.	*†	1,248	21,004
IDEX Corp.		8,587	284,230
John Bean Technologies Corp.		3,917	68,704
Joy Global, Inc.		12,608	713,613
Kadant, Inc.	*	1,553	22,379
Kaydon Corp.		3,461	130,134
Kennametal, Inc.		10,704	300,996
K-Tron International, Inc.	*	1,208	181,164
L.B. Foster Co., Class A	*	951	27,474
Lincoln Electric Holdings, Inc.		4,042	219,602
Lindsay Corp.		969	40,126
Lydall, Inc.	*†	2,150	16,877
Manitowoc Co., Inc. (The)	†	18,391	239,083
Middleby Corp.	*†	2,361	135,970
Mueller Industries, Inc.		2,932	78,548
Mueller Water Products, Inc., Class A		30,046	143,620
NACCO Industries, Inc., Class A		310	22,986
Navistar International Corp.	*	6,634	296,739
NN, Inc.	*	6,804	37,422
Nordson Corp.		3,383	229,773
Oshkosh Corp.	*	11,547	465,806
Pentair, Inc.		11,108	395,667
RBC Bearings, Inc.	*	6,724	214,294
Robbins & Myers, Inc.		2,530	60,265
Sauer-Danfoss, Inc.	*	5,746	76,307
SPX Corp.		4,988	$330,804
Tecumseh Products Co., Class A	*	1,703	20,896
Tennant Co.	†	1,394	38,182
Terex Corp.	*	13,345	303,065
Timken Co.		10,024	300,820
Titan International, Inc.	†	4,901	42,786
Toro Co.	†	4,316	212,218
Trinity Industries, Inc.	†	7,537	150,438
Valmont Industries, Inc.	†	2,775	229,853
Wabash National Corp.	*	2,596	18,198
WABCO Holdings, Inc.	*	10,477	313,472
Wabtec Corp.		7,646	322,050
Watts Water Technologies, Inc., Class A		2,709	84,142
			11,143,229

Marine—0.2%
Alexander & Baldwin, Inc.		3,735	123,442
American Commercial Lines, Inc.	*†	726	18,223
Eagle Bulk Shipping, Inc.	*†	13,226	70,230
Excel Maritime Carriers Ltd. (Greece)	*†	5,862	35,348
Genco Shipping & Trading Ltd.	*†	4,844	102,257
International Shipholding Corp.	†	724	21,278
Kirby Corp.	*	5,822	222,109
OceanFreight, Inc. (Greece)	*	1,037	780
			593,667

Media—2.4%
4Kids Entertainment, Inc.	*	2,466	2,836
A.H. Belo Corp., Class A	*	3,861	27,683
Alloy, Inc.	*	3,318	27,208
Arbitron, Inc.	†	2,121	56,546
Ascent Media Corp., Class A	*†	2,424	66,054
Belo Corp., Class A		13,615	92,854
Cablevision Systems Corp., Class A		25,769	622,064
Carmike Cinemas, Inc.	*	6,117	84,843
Cinemark Holdings, Inc.		5,364	98,376
CKX, Inc.	*	6,718	41,181
Clear Channel Outdoor Holdings, Inc., Class A	*	7,978	84,647
Crown Media Holdings, Inc., Class A	*†	4,399	8,446
Cumulus Media, Inc., Class A	*	3,854	13,104
DISH Network Corp., Class A		28,008	583,127
DreamWorks Animation SKG, Inc., Class A	*	7,178	282,741
E.W. Scripps Co., (The), Class A	*	7,011	59,243
EDCI Holdings, Inc.	*	533	1,807
Emmis Communications Corp., Class A	*	4,461	5,085
Entercom Communications Corp., Class A	*	1,873	22,270
Entravision Communications Corp., Class A	*	4,930	13,607
Gray Television, Inc.	*	3,878	8,919
Harris Interactive, Inc.	*	6,590	7,974
Harte-Hanks, Inc.		3,759	48,341
Interactive Data Corp.		4,045	129,440
John Wiley & Sons, Inc., Class A		4,647	201,122
Journal Communications, Inc., Class A	*	3,220	13,524
Lamar Advertising Co., Class A	*	8,416	289,090

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Lee Enterprises, Inc.	*	6,600	$22,374
Liberty Global, Inc., Series A	*†	33,805	985,754
Liberty Media Corp.—Capital, Series A	*	8,284	301,289
Liberty Media Corp.—Starz, Series A	*	6,301	344,539
LIN TV Corp., Class A	*	2,390	13,742
Live Nation Entertainment, Inc.	*	12,489	181,090
Madison Square Garden, Inc., Class A	*	5,369	116,668
Martha Stewart Living Omnimedia, Class A	*†	4,928	27,498
McClatchy Co. (The), Class A	*†	3,506	17,214
Media General, Inc., Class A	*†	1,595	13,222
Mediacom Communications Corp., Class A	*	3,433	20,426
Morningstar, Inc.	*	4,688	225,446
National CineMedia, Inc.		3,917	67,607
Navarre Corp.	*	6,720	13,978
New Frontier Media, Inc.	*	6,104	12,208
Playboy Enterprises, Inc., Class B	*	1,251	4,579
PRIMEDIA, Inc.		5,508	18,947
Radio Unica Communications Corp.	*‡δ	1,900	—
RCN Corp.	*	3,770	56,852
Regal Entertainment Group, Class A		14,340	251,954
Salem Communications Corp., Class A	*	850	3,043
Scholastic Corp.	†	2,095	58,660
Sinclair Broadcast Group, Inc., Class A	*	4,220	21,438
Sirius XM Radio, Inc.	*†	569,683	495,909
Valassis Communications, Inc.	*	4,011	111,626
Value Line, Inc.		573	13,231
Virgin Media, Inc.	†	28,889	498,624
Warner Music Group Corp.	*	4,960	34,274
World Wrestling Entertainment, Inc., Class A		2,315	40,049
			6,864,373

Metals & Mining—1.6%
Allied Nevada Gold Corp.	*†	7,912	131,102
AMCOL International Corp.		2,631	71,563
Brush Engineered Materials, Inc.	*†	2,925	66,017
Carpenter Technology Corp.		4,339	158,807
Century Aluminum Co.	*	9,934	136,692
Coeur d’Alene Mines Corp.	*†	15,518	232,460
Commercial Metals Co.		10,756	161,985
Compass Minerals International, Inc.	†	2,644	212,128
Globe Specialty Metals, Inc.	*	7,023	78,587
Haynes International, Inc.		1,057	37,555
Hecla Mining Co.	*†	30,375	166,151
Horsehead Holding Corp.	*	2,963	35,082
Kaiser Aluminum Corp.		1,080	41,655
Olympic Steel, Inc.		1,703	55,603
Reliance Steel & Aluminum Co.		8,638	425,249
Rock of Ages Corp.	*	1,387	4,619
Royal Gold, Inc.		5,965	275,643
RTI International Metals, Inc.	*	2,591	78,585
Schnitzer Steel Industries, Inc., Class A		1,822	95,710
Southern Copper Corp.		21,490	$680,588
Steel Dynamics, Inc.		29,561	516,431
Stillwater Mining Co.	*†	8,114	105,320
Universal Stainless & Alloy Products, Inc.	*†	2,058	49,371
Walter Energy, Inc.		6,232	575,027
Worthington Industries, Inc.		5,837	100,922
			4,492,852

Multiline Retail—0.4%
99 Cents Only Stores	*†	11,183	182,283
Dillard’s, Inc., Class A	†	6,484	153,022
Dollar General Corp.	*	4,000	101,000
Dollar Tree, Inc.	*	9,600	568,512
Fred’s, Inc., Class A	†	3,463	41,487
Retail Ventures, Inc.	*	5,577	53,037
Saks, Inc.	*†	11,548	99,313
Tuesday Morning Corp.	*	1,816	11,968
			1,210,622

Multi-Utilities—0.9%
Alliant Energy Corp.		13,225	439,863
Avista Corp.	†	5,411	112,062
Black Hills Corp.		5,338	162,008
CH Energy Group, Inc.		1,512	61,750
MDU Resources Group, Inc.		25,837	557,562
NorthWestern Corp.		2,859	76,650
NSTAR		14,878	526,979
OGE Energy Corp.		11,455	446,058
Vectren Corp.		8,630	213,334
			2,596,266

Office Electronics—0.1%
Zebra Technologies Corp., Class A	*	6,386	189,026

Oil, Gas & Consumable Fuels—4.5%
Abraxas Petroleum Corp.	*	13,781	26,460
Adams Resources & Energy, Inc.		1,462	25,585
Alpha Natural Resources, Inc.	*	13,452	671,120
American Oil & Gas, Inc.	*	12,364	84,075
Apco Oil and Gas International, Inc.		2,488	67,325
Approach Resources, Inc.	*	6,387	57,994
Arch Coal, Inc.		18,710	427,523
Arena Resources, Inc.	*†	4,986	166,532
Atlas Energy, Inc.	*	10,207	317,642
ATP Oil & Gas Corp.	*	7,618	143,295
Berry Petroleum Co., Class A	†	4,186	117,878
Bill Barrett Corp.	*	3,665	112,552
Blue Dolphin Energy Co.	*	3,650	1,314
BP Prudhoe Bay Royalty Trust		1,774	175,165
BPZ Resources, Inc.	*†	15,708	115,454
Brigham Exploration Co.	*†	13,847	220,860
Callon Petroleum Co.	*	3,060	16,402
Cano Petroleum, Inc.	*	5,875	6,874
Carrizo Oil & Gas, Inc.	*†	3,680	84,456
Cheniere Energy, Inc.	*†	8,135	25,137
Cimarex Energy Co.		9,674	574,442
Clayton Williams Energy, Inc.	*	1,241	43,410
Cloud Peak Energy, Inc.	*	6,516	108,426
CNX Gas Corp.	*	2,745	104,447
Comstock Resources, Inc.	*	5,496	174,773
Concho Resources, Inc.	*	7,982	401,974
Contango Oil & Gas Co.	*	2,731	139,691
Continental Resources, Inc.	*	6,795	289,127
CREDO Petroleum Corp.	*	5,377	53,179

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Cross Timbers Royalty Trust		833	$26,689
Crosstex Energy, Inc.	*	3,995	34,717
CVR Energy, Inc.	*	12,026	105,227
Delta Petroleum Corp.	*†	18,693	26,357
DHT Holdings, Inc. (Jersey, Channel Islands)		5,478	21,474
Energy XXI Bermuda Ltd. (Bermuda)	*†	1,398	25,038
Evergreen Energy, Inc.	*†	4,470	805
EXCO Resources, Inc.		23,668	435,018
Forest Oil Corp.	*†	12,582	324,867
Frontier Oil Corp.		11,462	154,737
FX Energy, Inc.	*†	12,608	43,245
General Maritime Corp.	†	8,466	60,871
GMX Resources, Inc.	*†	4,998	41,084
Goodrich Petroleum Corp.	*†	3,087	48,281
Harvest Natural Resources, Inc.	*	3,340	25,150
Holly Corp.	†	5,010	139,829
Hugoton Royalty Trust		8,143	134,685
International Coal Group, Inc.	*	7,310	33,407
James River Coal Co.	*	4,933	78,435
Kodiak Oil & Gas Corp.	*	15,634	53,312
Mariner Energy, Inc.	*	10,627	159,086
McMoRan Exploration Co.	*†	12,011	175,721
Meridian Resource Corp.	*	11,330	3,172
National Coal Corp.	*	2,117	1,207
Newfield Exploration Co.	*	14,725	766,436
NGAS Resources, Inc.	*†	6,300	9,450
Overseas Shipholding Group, Inc.		2,227	87,365
Pacific Ethanol, Inc.	*†	9,943	11,037
Patriot Coal Corp.	*	12,362	252,927
Penn Virginia Corp.		4,723	115,713
Petrohawk Energy Corp.	*	31,486	638,536
Petroleum Development Corp.	*	1,839	42,610
Petroquest Energy, Inc.	*†	8,496	42,735
Plains Exploration & Production Co.	*	13,362	400,726
PostRock Energy Corp.	*	294	2,996
Quicksilver Resources, Inc.	*†	17,020	239,471
Rentech, Inc.	*†	24,671	25,411
Rex Stores Corp.	*	1,034	16,751
Rosetta Resources, Inc.	*†	5,534	130,326
SandRidge Energy, Inc.	*†	22,442	172,803
Ship Finance International Ltd. (Bermuda)	†	7,226	128,334
Southern Union Co.	†	17,630	447,273
St. Mary Land & Exploration Co.		7,383	257,002
Stone Energy Corp.	*†	7,436	131,989
Swift Energy Co.	*	2,908	89,392
Syntroleum Corp.	*	9,066	19,220
Teekay Corp. (Canada)		2,938	66,810
Tengasco, Inc.	*	9,394	4,439
Toreador Resources Corp.	*†	3,690	30,184
Tri-Valley Corp.	*†	10,477	20,744
Ultra Petroleum Corp.	*	16,595	773,825
Uranium Resources, Inc.	*	5,500	3,905
USEC, Inc.	*	11,624	67,070
Vaalco Energy, Inc.	*	14,344	70,859
Verenium Corp.	*†	149	754
W&T Offshore, Inc.		8,355	70,182
Warren Resources, Inc.	*	8,229	20,737
Western Refining, Inc.	*†	11,693	64,311
Westmoreland Coal Co.	*†	2,951	37,242
Whiting Petroleum Corp.	*	4,952	400,320
World Fuel Services Corp.	†	5,432	$144,708
			12,710,119

Paper & Forest Products—0.3%
Buckeye Technologies, Inc.	*	7,361	96,282
Clearwater Paper Corp.	*†	1,554	76,535
Deltic Timber Corp.	†	1,046	46,076
Domtar Corp. (Canada)	*†	4,712	303,500
Glatfelter		3,315	48,034
Louisiana-Pacific Corp.	*†	14,060	127,243
Neenah Paper, Inc.	†	2,110	33,422
Schweitzer-Mauduit International, Inc.	†	1,838	87,415
Wausau Paper Corp.	*	3,503	29,916
			848,423

Personal Products—0.5%
Alberto-Culver Co.		10,472	273,843
Elizabeth Arden, Inc.	*	2,728	49,104
Herbalife Ltd. (Cayman Islands)		6,656	306,975
Mannatech, Inc.	†	2,631	8,788
Medifast, Inc.	*†	2,284	57,397
NBTY, Inc.	*	8,679	416,418
Nu Skin Enterprises, Inc., Class A		8,394	244,265
Prestige Brands Holdings, Inc.	*†	2,900	26,100
Reliv International, Inc.		3,018	8,752
USANA Health Sciences, Inc.	*†	2,706	84,996
			1,476,638

Pharmaceuticals—1.1%
Adolor Corp.	*	8,628	15,530
Alexza Pharmaceuticals, Inc.	*†	17,706	47,541
Auxilium Pharmaceuticals, Inc.	*	4,243	132,212
AVANIR Pharmaceuticals, Inc., Class A	*†	9,525	22,098
BioMimetic Therapeutics, Inc.	*	2,563	33,703
Cadence Pharmaceuticals, Inc.	*†	3,700	33,781
Columbia Laboratories, Inc.	*†	5,940	6,356
CPEX Pharmaceuticals, Inc.	*	201	3,198
Cypress Bioscience, Inc.	*†	4,031	19,752
Depomed, Inc.	*†	7,330	26,022
Discovery Laboratories, Inc.	*†	10,296	5,354
Durect Corp.	*	7,330	22,063
Emisphere Technologies, Inc.	*†	3,412	8,086
Endo Pharmaceuticals Holdings, Inc.	*	16,505	391,003
Harbor BioSciences, Inc.	*	16,879	8,696
Heska Corp.	*	4,463	3,664
Hi-Tech Pharmacal Co., Inc.	*†	2,404	53,225
Impax Laboratories, Inc.	*	1,574	28,143
Inspire Pharmaceuticals, Inc.	*†	4,570	28,517
KV Pharmaceutical Co., Class A	*†	3,009	5,296
Matrixx Initiatives, Inc.	*	1,810	9,177
MDRNA, Inc.	*†	3,350	3,685
Medicines Co. (The)	*	5,261	41,246
Medicis Pharmaceutical Corp., Class A	†	7,704	193,833
Nektar Therapeutics	*	8,780	133,544
Obagi Medical Products, Inc.	*†	2,119	25,809
Optimer Pharmaceuticals, Inc.	*†	4,269	52,423
Pain Therapeutics, Inc.	*	10,298	64,568
Par Pharmaceutical Cos., Inc.	*	4,295	106,516
Penwest Pharmaceuticals Co.	*	5,730	19,769
Perrigo Co.	†	8,997	528,304
Pozen, Inc.	*	1,922	18,413

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Questcor Pharmaceuticals, Inc.	*†	15,157	$124,742
Salix Pharmaceuticals Ltd.	*	5,761	214,597
Santarus, Inc.	*	7,750	41,695
SuperGen, Inc.	*	3,719	11,901
Valeant Pharmaceuticals International	*	8,116	348,258
Viropharma, Inc.	*	6,036	82,271
Vivus, Inc.	*†	16,764	146,182
XenoPort, Inc.	*†	3,786	35,058
			3,096,231

Professional Services—1.1%
Acacia Research—Acacia Technologies	*	5,547	60,074
Administaff, Inc.		2,357	50,298
Advisory Board Co. (The)	*	1,300	40,950
Barrett Business Services, Inc.		3,976	53,915
CBIZ, Inc.	*	5,140	33,770
CDI Corp.	†	2,129	31,211
Corporate Executive Board Co. (The)	†	4,101	109,046
CoStar Group, Inc.	*†	1,557	64,647
CRA International, Inc.	*†	1,427	32,707
Diamond Management & Technology Consultants, Inc.		3,731	29,288
Exponent, Inc.	*	1,790	51,051
FTI Consulting, Inc.	*	7,274	286,014
Heidrick & Struggles International, Inc.		2,178	61,049
Hudson Highland Group, Inc.	*	7,622	33,537
Huron Consulting Group, Inc.	*	2,888	58,626
ICF International, Inc.	*	3,718	92,355
IHS, Inc., Class A	*†	4,063	217,249
Kelly Services, Inc., Class A	*	2,431	40,500
Kforce, Inc.	*	3,398	51,684
Korn/Ferry International	*	5,840	103,076
LECG Corp.	*	2,344	6,985
Manpower, Inc.		7,366	420,746
Navigant Consulting, Inc.	*	4,173	50,618
Odyssey Marine Exploration, Inc.	*†	8,263	10,824
On Assignment, Inc.	*	3,093	22,053
RCM Technologies, Inc.	*	13,065	41,155
Resources Connection, Inc.	*	3,825	73,325
School Specialty, Inc.	*	1,184	26,889
SFN Group, Inc.	*	6,986	55,958
Towers Watson & Co., Class A		8,585	407,787
TrueBlue, Inc.	*†	4,946	76,663
Verisk Analytics, Inc., Class A	*	10,608	299,146
Volt Information Sciences, Inc.	*	1,251	12,773
			3,005,969

Real Estate Investment Trusts (REITs)—7.1%
Acadia Realty Trust REIT		4,998	89,264
Agree Realty Corp. REIT		2,037	46,566
Alexander’s, Inc. REIT	*	319	95,422
Alexandria Real Estate Equities, Inc. REIT		4,666	315,422
AMB Property Corp. REIT	†	17,400	473,976
American Campus Communities, Inc. REIT		8,031	222,137
Annaly Capital Management, Inc. REIT		65,699	1,128,709
Anworth Mortgage Asset Corp. REIT		10,167	68,526
Arbor Realty Trust, Inc. REIT	*†	5,065	16,411
Ashford Hospitality Trust, Inc. REIT	*†	18,529	$132,853
Associated Estates Realty Corp. REIT	†	5,856	80,754
BioMed Realty Trust, Inc. REIT	†	9,944	164,474
Brandywine Realty Trust REIT		12,040	147,008
BRE Properties, Inc. REIT	†	6,792	242,814
BRT Realty Trust REIT	*	9,712	64,099
Camden Property Trust REIT	†	7,288	303,399
Capital Trust, Inc., Class A REIT	*†	4,198	6,507
CapLease, Inc. REIT		16,118	89,455
Capstead Mortgage Corp. REIT		17,712	211,836
CBL & Associates Properties, Inc. REIT	†	16,769	229,735
Cedar Shopping Centers, Inc. REIT		4,496	35,563
Chimera Investment Corp. REIT		59,608	231,875
Cogdell Spencer, Inc. REIT		8,226	60,872
Cohen & Co., Inc. REIT	*	4,976	28,065
Colonial Properties Trust REIT		9,407	121,162
Corporate Office Properties Trust REIT		7,720	309,804
Cousins Properties, Inc. REIT		13,819	114,836
Cypress Sharpridge Investments, Inc. REIT		8,966	119,965
DCT Industrial Trust, Inc. REIT		18,769	98,162
Developers Diversified Realty Corp. REIT	†	16,976	206,598
DiamondRock Hospitality Co. REIT	*†	17,985	181,828
Digital Realty Trust, Inc. REIT	†	10,192	552,406
Douglas Emmett, Inc. REIT	†	12,435	191,126
Duke Realty Corp. REIT		24,841	308,028
DuPont Fabros Technology, Inc. REIT		6,365	137,420
EastGroup Properties, Inc. REIT	†	3,244	122,429
Education Realty Trust, Inc. REIT	†	8,420	48,331
Entertainment Properties Trust REIT		5,081	208,982
Equity Lifestyle Properties, Inc. REIT		3,906	210,455
Equity One, Inc. REIT	†	8,393	158,544
Essex Property Trust, Inc. REIT	†	2,767	248,892
Extra Space Storage, Inc. REIT		13,198	167,351
Federal Realty Investment Trust REIT		7,552	549,861
FelCor Lodging Trust, Inc. REIT	*	15,669	89,313
First Industrial Realty Trust, Inc. REIT	*	7,659	59,434
First Potomac Realty Trust REIT	†	4,965	74,624
Franklin Street Properties Corp. REIT	†	7,176	103,550
General Growth Properties, Inc. REIT		33,039	531,598
Getty Realty Corp. REIT	†	1,935	45,279
Glimcher Realty Trust REIT		8,833	44,783
Government Properties Income Trust REIT		8,135	211,591
Gramercy Capital Corp. REIT	*†	3,048	8,504
Hatteras Financial Corp. REIT		4,031	103,879

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Healthcare Realty Trust, Inc. REIT		10,141	$236,184
Hersha Hospitality Trust REIT		35,520	183,994
Highwoods Properties, Inc. REIT	†	7,925	251,460
Home Properties, Inc. REIT	†	3,441	161,039
Hospitality Properties Trust REIT		14,906	356,999
HRPT Properties Trust REIT		22,924	178,349
Inland Real Estate Corp. REIT		13,771	126,005
Invesco Mortgage Capital, Inc. REIT		7,882	181,286
Investors Real Estate Trust REIT		8,064	72,737
iStar Financial, Inc. REIT	*†	8,506	39,043
Kilroy Realty Corp. REIT		3,793	116,976
Kite Realty Group Trust REIT		8,526	40,328
LaSalle Hotel Properties REIT		9,298	216,643
Lexington Realty Trust REIT	†	7,202	46,885
Liberty Property Trust REIT	†	12,049	408,943
LTC Properties, Inc. REIT	†	3,135	84,833
Macerich Co. (The) REIT		11,278	432,060
Mack-Cali Realty Corp. REIT		8,583	302,551
Maguire Properties, Inc. REIT	*	2,300	7,084
Medical Properties Trust, Inc. REIT	†	14,235	149,183
MFA Financial, Inc. REIT		24,174	177,921
Mid-America Apartment Communities, Inc. REIT	†	3,663	189,707
Mission West Properties, Inc. REIT		7,471	51,400
Monmouth Real Estate Investment Corp., Class A REIT		9,567	80,458
National Health Investors, Inc. REIT	†	2,715	105,233
National Retail Properties, Inc. REIT		7,081	161,659
Nationwide Health Properties, Inc. REIT	†	14,322	503,418
Newcastle Investment Corp. REIT	*†	13,023	42,064
NorthStar Realty Finance Corp. REIT	†	16,048	67,562
Omega Healthcare Investors, Inc. REIT		11,716	228,345
Pacific Office Properties Trust, Inc. REIT		10,462	43,836
Parkway Properties, Inc. REIT	†	3,135	58,875
Pennsylvania Real Estate Investment Trust REIT	†	2,750	34,292
PMC Commercial Trust REIT		2,035	14,896
Post Properties, Inc. REIT		7,489	164,908
Potlatch Corp. REIT		4,215	147,694
PS Business Parks, Inc. REIT		2,662	142,151
RAIT Financial Trust REIT	*†	5,932	11,745
Ramco-Gershenson Properties Trust REIT		1,412	15,899
Rayonier, Inc. REIT		10,130	460,206
Realty Income Corp. REIT	†	13,377	410,540
Redwood Trust, Inc. REIT		14,441	222,680
Regency Centers Corp. REIT	†	9,136	342,326
Resource Capital Corp. REIT		3,788	25,607
Saul Centers, Inc. REIT		1,310	54,234
Senior Housing Properties Trust REIT	†	12,704	281,394
SL Green Realty Corp. REIT		10,004	572,929
Sovran Self Storage, Inc. REIT	†	4,324	$150,735
Starwood Property Trust, Inc. REIT		5,954	114,912
Strategic Hotels & Resorts, Inc. REIT	*	4,710	20,018
Sun Communities, Inc. REIT		3,803	95,836
Sunstone Hotel Investors, Inc. REIT	*	14,263	159,318
Tanger Factory Outlet Centers, Inc. REIT		3,857	166,468
Taubman Centers, Inc. REIT	†	4,982	198,881
UDR, Inc. REIT		22,688	400,216
Universal Health Realty Income Trust REIT		2,198	77,677
Urstadt Biddle Properties, Inc., Class A REIT	†	3,726	58,908
U-Store-It Trust REIT		16,753	120,622
Walter Investment Management Corp. REIT		3,686	58,976
Washington Real Estate Investment Trust REIT	†	6,905	210,948
Weingarten Realty Investors REIT	†	12,310	265,404
Winthrop Realty Trust REIT		2,133	25,681
			20,143,638

Real Estate Management & Development—0.6%
Altisource Portfolio Solutions SA (Luxembourg)	*	1,020	22,848
Brookfield Properties Corp.	†	38,913	597,704
Consolidated-Tomoka Land Co.	†	530	16,700
Forest City Enterprises, Inc., Class A	*†	21,138	304,598
Forestar Group, Inc.	*	3,217	60,737
Grubb & Ellis Co.	*	2,553	5,617
Jones Lang LaSalle, Inc.		3,159	230,259
St. Joe Co. (The)	*†	7,919	256,180
Tejon Ranch Co.	*	2,647	80,786
Thomas Properties Group, Inc.		2,396	7,979
			1,583,408

Road & Rail—1.0%
Amerco, Inc.	*	547	29,697
Arkansas Best Corp.	†	2,819	84,232
Avis Budget Group, Inc.	*†	12,388	142,462
Celadon Group, Inc.	*	1,972	27,490
Con-way, Inc.		5,482	192,528
Dollar Thrifty Automotive Group, Inc.	*	4,476	143,814
Genesee & Wyoming, Inc., Class A	*	5,284	180,290
Heartland Express, Inc.	†	6,375	105,188
Hertz Global Holdings, Inc.	*†	27,382	273,546
J.B. Hunt Transport Services, Inc.	†	13,621	488,721
Kansas City Southern	*	9,908	358,372
Knight Transportation, Inc.	†	9,350	197,191
Landstar System, Inc.		4,879	204,820
Old Dominion Freight Line, Inc.	*	4,195	140,071
PAM Transportation Services, Inc.	*	1,139	15,604
Quality Distribution, Inc.	*	4,385	26,442
Saia, Inc.	*†	1,522	21,125
Werner Enterprises, Inc.	†	7,066	163,719
YRC Worldwide, Inc.	*	130,731	71,092
			2,866,404

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)

Semiconductors & Semiconductor Equipment—3.4%
Actel Corp.	*†	4,134	$57,256
Advanced Analogic Technologies, Inc.	*†	5,860	20,451
Advanced Energy Industries, Inc.	*	4,472	74,056
Aetrium, Inc.	*	614	1,891
Amkor Technology, Inc.	*†	19,660	138,996
Anadigics, Inc.	*	4,986	24,232
Applied Micro Circuits Corp.	*†	11,626	100,332
Atheros Communications, Inc.	*†	6,783	262,570
Atmel Corp.	*	57,421	288,828
ATMI, Inc.	*	3,386	65,384
Axcelis Technologies, Inc.	*	15,338	25,461
AXT, Inc.	*	4,552	14,521
Brooks Automation, Inc.	*	4,415	38,940
Cabot Microelectronics Corp.	*	2,070	78,308
Cavium Networks, Inc.	*	5,988	148,862
Ceva, Inc.	*	3,092	36,053
Cirrus Logic, Inc.	*	5,397	45,281
Cohu, Inc.	†	1,889	26,012
Conexant Systems, Inc.	*	8,169	27,775
Cree, Inc.	*	9,308	653,608
Cymer, Inc.	*†	2,731	101,866
Cypress Semiconductor Corp.	*	18,602	213,923
Diodes, Inc.	*†	3,326	74,502
DSP Group, Inc.	*	4,251	35,411
Entegris, Inc.	*	22,462	113,208
Exar Corp.	*	3,475	24,499
Fairchild Semiconductor International, Inc.	*	9,371	99,801
FEI Co.	*	2,918	66,851
Formfactor, Inc.	*	6,215	110,378
FSI International, Inc.	*	4,280	16,564
Hittite Microwave Corp.	*	2,783	122,369
Integrated Device Technology, Inc.	*	26,570	162,874
Integrated Silicon Solution, Inc.	*	2,930	30,911
International Rectifier Corp.	*†	4,883	111,821
Intersil Corp., Class A	†	15,935	235,201
IXYS Corp.	*	3,270	27,926
Kopin Corp.	*†	5,031	18,615
Kulicke & Soffa Industries, Inc.	*†	4,089	29,645
Lam Research Corp.	*	11,660	435,151
Lattice Semiconductor Corp.	*	16,642	61,076
LTX-Credence Corp.	*	14,256	43,196
Marvell Technology Group Ltd. (Bermuda)	*	60,191	1,226,693
Mattson Technology, Inc.	*	4,081	18,854
Maxim Integrated Products, Inc.		26,129	506,641
Micrel, Inc.	†	3,731	39,772
Microsemi Corp.	*	10,450	181,203
Mindspeed Technologies, Inc.	*†	9,324	74,685
MIPS Technologies, Inc.	*†	5,359	23,901
MKS Instruments, Inc.	*†	3,260	63,863
Monolithic Power Systems, Inc.	*	2,258	50,353
MoSys, Inc.	*	3,592	14,404
Netlogic Microsystems, Inc.	*†	8,434	248,213
NVE Corp.	*	771	34,926
Omnivision Technologies, Inc.	*	4,446	76,382
ON Semiconductor Corp.	*	40,597	324,776
PDF Solutions, Inc.	*	9,022	39,336
Pericom Semiconductor Corp.	*	2,254	24,140
Photronics, Inc.	*	1,989	10,124
PLX Technology, Inc.	*	2,950	15,547
PMC-Sierra, Inc.	*	17,731	$158,161
Power Integrations, Inc.		4,153	171,104
QuickLogic Corp.	*†	14,701	42,633
Rambus, Inc.	*†	9,556	208,799
Ramtron International Corp.	*	1,920	5,376
RF Micro Devices, Inc.	*†	18,530	92,279
Rudolph Technologies, Inc.	*	2,516	21,562
Semtech Corp.	*†	4,634	80,771
Sigma Designs, Inc.	*†	5,116	60,011
Silicon Image, Inc.	*	6,882	20,784
Silicon Laboratories, Inc.	*†	6,046	288,213
Silicon Storage Technology, Inc.	*	7,634	23,207
Skyworks Solutions, Inc.	*	17,544	273,686
Standard Microsystems Corp.	*	2,548	59,317
Supertex, Inc.	*	815	20,856
Tegal Corp.	*	312	365
Tessera Technologies, Inc.	*	4,876	98,885
Transwitch Corp.	*	429	1,201
Trident Microsystems, Inc.	*	5,092	8,860
TriQuint Semiconductor, Inc.	*†	25,790	180,530
Ultra Clean Holdings, Inc.	*	5,255	44,773
Ultratech, Inc.	*	2,462	33,483
Varian Semiconductor Equipment Associates, Inc.	*	6,209	205,642
Veeco Instruments, Inc.	*†	3,363	146,291
Virage Logic Corp.	*	3,332	26,190
Volterra Semiconductor Corp.	*†	2,894	72,639
White Electronic Designs Corp.	*	4,551	31,857
Zoran Corp.	*†	5,136	55,263
			9,671,156

Software—3.5%
ACI Worldwide, Inc.	*†	3,078	63,438
Activision Blizzard, Inc.		77,216	931,225
Actuate Corp.	*	6,674	37,308
Advent Software, Inc.	*†	1,819	81,400
American Software, Inc., Class A		7,072	41,088
ANSYS, Inc.	*†	9,676	417,423
ArcSight, Inc.	*	2,215	62,352
Ariba, Inc.	*†	8,263	106,180
Authentidate Holding Corp.	*	41,599	46,591
Blackbaud, Inc.		6,583	165,826
Blackboard, Inc.	*†	5,585	232,671
Bottomline Technologies, Inc.	*	3,578	60,218
Cadence Design Systems, Inc.	*	44,833	298,588
Callidus Software, Inc.	*	14,237	51,680
Chordiant Software, Inc.	*	1,859	9,425
CommVault Systems, Inc.	*	6,232	133,053
Concur Technologies, Inc.	*†	4,210	172,652
Datawatch Corp.	*	3,500	8,435
Double-Take Software, Inc.	*†	3,666	32,664
Ebix, Inc.	*†	3,924	62,666
Epicor Software Corp.	*	5,701	54,502
EPIQ Systems, Inc.	*	7,191	89,384
ePresence, Inc.	*‡δ	1,173	—
Evolving Systems, Inc.	*	1,123	7,749
Factset Research Systems, Inc.	†	4,857	356,358
Fair Isaac Corp.	†	5,856	148,391
FalconStor Software, Inc.	*	4,054	14,108
Geeknet, Inc.	*	6,619	9,929
Informatica Corp.	*	11,083	297,689
Interactive Intelligence, Inc.	*	1,644	30,726
Jack Henry & Associates, Inc.		8,674	208,697
JDA Software Group, Inc.	*	5,444	151,452
Kenexa Corp.	*	2,904	39,930
Lawson Software, Inc.	*	14,326	94,695

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Magma Design Automation, Inc.	*†	11,855	$30,823
Manhattan Associates, Inc.	*	2,125	54,145
Mentor Graphics Corp.	*	16,213	130,028
MICROS Systems, Inc.	*	8,507	279,710
MicroStrategy, Inc., Class A	*	791	67,290
Netscout Systems, Inc.	*	3,784	55,965
Nuance Communications, Inc.	*†	32,260	536,806
Parametric Technology Corp.	*	14,354	259,090
Pegasystems, Inc.	†	2,142	79,254
Phoenix Technologies Ltd.	*	2,710	8,726
PLATO Learning, Inc.	*	11,349	63,101
Progress Software Corp.	*	3,213	100,985
PROS Holdings, Inc.	*	1,506	14,879
QAD, Inc.	*	1,363	7,156
Quest Software, Inc.	*	6,863	122,093
Radiant Systems, Inc.	*	2,709	38,657
Renaissance Learning, Inc.	†	1,354	21,975
Rovi Corp.	*	12,402	460,486
S1 Corp.	*	5,886	34,727
Scientific Learning Corp.	*	3,146	15,101
Smith Micro Software, Inc.	*†	2,612	23,090
SolarWinds, Inc.	*	7,515	162,775
Solera Holdings, Inc.	†	8,895	343,792
Sonic Foundry, Inc.	*	1,155	8,720
Sonic Solutions, Inc.	*	3,804	35,644
SonicWALL, Inc.	*	4,632	40,252
SuccessFactors, Inc.	*†	8,957	170,541
Sybase, Inc.	*	8,832	411,748
Symyx Technologies, Inc.	*†	3,865	17,354
Synchronoss Technologies, Inc.	*	1,415	27,409
Synopsys, Inc.	*	19,659	439,772
Take-Two Interactive Software, Inc.	*	5,625	55,406
Taleo Corp., Class A	*	5,796	150,174
TeleCommunication Systems, Inc., Class A	*†	6,400	46,912
THQ, Inc.	*†	8,914	62,487
TIBCO Software, Inc.	*	21,976	237,121
TiVo, Inc.	*†	12,393	212,168
Tyler Technologies, Inc.	*†	3,715	69,619
Ultimate Software Group, Inc.	*†	1,966	64,780
VASCO Data Security International, Inc.	*	4,225	34,856
Versant Corp.	*	1,264	19,061
VMware, Inc., Class A	*	7,132	380,136
Wayside Technology Group, Inc.		1,787	16,333
Websense, Inc.	*	3,500	79,695
			10,009,335

Specialty Retail—3.1%
A.C. Moore Arts & Crafts, Inc.	*	1,967	5,763
Aaron’s, Inc.	†	7,480	249,383
Advance Auto Parts, Inc.		9,949	417,062
Aeropostale, Inc.	*	9,000	259,470
American Eagle Outfitters, Inc.		24,889	460,944
America’s Car-Mart, Inc.	*†	1,569	37,844
AnnTaylor Stores Corp.	*	7,577	156,844
Asbury Automotive Group, Inc.	*	2,974	39,554
Barnes & Noble, Inc.	†	3,301	71,368
Bebe Stores, Inc.		2,040	18,156
Big 5 Sporting Goods Corp.	†	2,416	36,772
Borders Group, Inc.	*	3,582	6,161
Brown Shoe Co., Inc.		3,758	58,174
Buckle, Inc. (The)	†	2,041	75,027
Build-A-Bear Workshop, Inc.	*	5,570	$39,658
Cabela’s, Inc.	*†	7,877	137,769
Cache, Inc.	*	2,130	11,736
CarMax, Inc.	*†	17,403	437,163
Casual Male Retail Group, Inc.	*	2,471	9,526
Cato Corp. (The), Class A		2,994	64,191
Charming Shoppes, Inc.	*	14,608	79,760
Chico’s FAS, Inc.		18,871	272,120
Children’s Place Retail Stores, Inc. (The)	*	2,900	129,195
Christopher & Banks Corp.	†	6,972	55,776
Citi Trends, Inc.	*	1,617	52,456
Coldwater Creek, Inc.	*†	19,404	134,664
Collective Brands, Inc.	*	5,897	134,098
Cost Plus, Inc.	*	2,725	5,641
Destination Maternity Corp.	*	684	17,551
Dick’s Sporting Goods, Inc.	*	7,504	195,929
Dress Barn, Inc.	*	7,177	187,750
DSW, Inc., Class A	*	1,395	35,614
Finish Line, Inc. (The), Class A		3,667	59,845
Foot Locker, Inc.		14,098	212,034
Genesco, Inc.	*	2,452	76,037
Group 1 Automotive, Inc.	*†	1,745	55,596
Guess?, Inc.		8,837	415,162
Gymboree Corp.	*	3,254	168,004
Haverty Furniture Cos., Inc.		2,301	37,552
Hibbett Sports, Inc.	*†	2,997	76,663
Hot Topic, Inc.	*	9,233	60,015
J. Crew Group, Inc.	*	4,149	190,439
Jo-Ann Stores, Inc.	*†	3,191	133,958
JOS A. Bank Clothiers, Inc.	*†	2,128	116,295
Kirkland’s, Inc.	*	2,193	46,053
Lithia Motors, Inc., Class A	*	2,689	17,210
Lumber Liquidators Holdings, Inc.	*	4,609	122,922
MarineMax, Inc.	*	3,026	32,560
Men’s Wearhouse, Inc. (The)	†	3,813	91,283
Midas, Inc.	*†	5,745	64,804
Monro Muffler Brake, Inc.		3,970	141,967
OfficeMax, Inc.	*	6,199	101,788
Pacific Sunwear of California, Inc.	*	5,046	26,794
Penske Auto Group, Inc.	*†	7,863	113,385
Pep Boys-Manny, Moe & Jack (The)	†	12,678	127,414
PetSmart, Inc.		16,018	511,935
Pier 1 Imports, Inc.	*	13,527	86,167
Rent-A-Center, Inc.	*†	9,372	221,648
Sally Beauty Holdings, Inc.	*†	17,120	152,710
Select Comfort Corp.	*	8,082	64,414
Shoe Carnival, Inc.	*	1,098	25,100
Signet Jewelers Ltd. (Bermuda)	*	10,398	336,271
Sonic Automotive, Inc., Class A	*	4,249	46,739
Stage Stores, Inc.	†	3,672	56,512
Stein Mart, Inc.	*†	3,731	33,691
Systemax, Inc.	†	1,358	29,523
Talbots, Inc.	*†	6,409	83,061
Tractor Supply Co.	†	3,365	195,338
Trans World Entertainment Corp.	*	1,932	3,478
Ulta Salon Cosmetics & Fragrance, Inc.	*	1,225	27,710
West Marine, Inc.	*	6,841	74,225
Wet Seal, Inc. (The), Class A	*†	29,219	139,082
Williams-Sonoma, Inc.		9,794	257,484
Zale Corp.	*†	2,902	7,952
			8,733,939

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)

Textiles, Apparel & Luxury Goods—1.1%
Carter’s, Inc.	*	6,915	$208,487
Charles & Colvard Ltd.	*	693	1,268
Cherokee, Inc.		2,054	36,972
Columbia Sportswear Co.		1,447	76,011
CROCS, Inc.	*	16,741	146,819
Culp, Inc.	*	888	10,647
Deckers Outdoor Corp.	*	1,741	240,258
Forward Industries, Inc.	*	3,751	11,440
Fossil, Inc.	*	5,295	199,833
Hallwood Group, Inc.	*	100	4,074
Hanesbrands, Inc.	*†	12,450	346,359
Iconix Brand Group, Inc.	*	7,941	121,974
Jones Apparel Group, Inc.		7,936	150,943
Kenneth Cole Productions, Inc., Class A	*	4,620	59,182
K-Swiss, Inc., Class A	*	2,909	30,428
Lazare Kaplan International, Inc.	*‡	1,140	1,140
Liz Claiborne, Inc.	*†	7,285	54,128
Movado Group, Inc.	*	1,527	17,225
Oxford Industries, Inc.		3,052	62,047
Phillips-Van Heusen Corp.		5,033	288,693
Quiksilver, Inc.	*	7,789	36,842
Skechers U.S.A., Inc., Class A	*	3,797	137,907
Steven Madden Ltd.	*	1,528	74,566
Timberland Co. (The), Class A	*	3,040	64,874
True Religion Apparel, Inc.	*†	1,923	58,382
Under Armour, Inc., Class A	*†	3,385	99,553
Unifi, Inc.	*	9,669	35,195
Unifirst Corp.		605	31,157
Warnaco Group, Inc. (The)	*	4,690	223,760
Wolverine World Wide, Inc.		6,074	177,118
			3,007,282

Thrifts & Mortgage Finance—1.3%
Anchor Bancorp Wisconsin, Inc.	*†	5,568	6,125
Arlington Asset Investment Corp., Class A	†	3,155	56,222
Astoria Financial Corp.		12,205	176,973
Bank Mutual Corp.		5,557	36,120
BankAtlantic Bancorp, Inc., Class A	*†	25,481	45,101
Beneficial Mutual Bancorp, Inc.	*†	4,733	44,869
Brookline Bancorp, Inc.	†	6,167	65,617
Capitol Federal Financial		2,421	90,691
CFS Bancorp, Inc.	†	2,085	9,237
Dime Community Bancshares, Inc.	†	3,549	44,824
Doral Financial Corp. (Puerto Rico)	*	3,585	15,451
ESSA Bancorp, Inc.	†	5,953	74,651
Federal Agricultural Mortgage Corp., Class C	†	1,507	17,074
Federal Home Loan Mortgage Corp.	*†	43,895	55,747
Federal National Mortgage Association	*†	66,437	69,759
First Financial Holdings, Inc.	†	990	14,909
First Financial Northwest, Inc.		3,255	22,232
First Niagara Financial Group, Inc.		24,938	354,618
First Place Financial Corp.		4,299	17,153
Flagstar Bancorp, Inc.	*†	9,020	5,412
Flushing Financial Corp.		2,981	37,739
Harrington West Financial Group, Inc.	*	1,172	$498
Kearny Financial Corp.		3,008	31,373
MGIC Investment Corp.	*†	9,027	99,026
NASB Financial, Inc.	†	529	12,230
New York Community Bancorp, Inc.	†	46,082	762,196
NewAlliance Bancshares, Inc.		17,916	226,100
Northwest Bancshares, Inc.		5,465	64,159
OceanFirst Financial Corp.		2,108	23,947
Ocwen Financial Corp.	*†	15,790	175,111
Oritani Financial Corp.	†	2,110	33,908
Parkvale Financial Corp.		1,077	8,034
PMI Group, Inc. (The)	*†	5,087	27,572
Provident Financial Services, Inc.		10,187	121,225
Provident New York Bancorp		5,681	53,856
Radian Group, Inc.	†	9,045	141,464
Riverview Bancorp, Inc.	*	2,602	5,985
TFS Financial Corp.		9,048	120,791
TierOne Corp.	*	1,971	631
Tree.com, Inc.	*	5,006	45,805
Triad Guaranty, Inc.	*†	5,663	2,152
Trustco Bank Corp.		7,080	43,684
United Financial Bancorp, Inc.		5,398	75,464
United Western Bancorp, Inc.		974	1,490
Washington Federal, Inc.		13,589	276,128
Westfield Financial, Inc.		8,596	78,997
WSFS Financial Corp.	†	1,929	75,231
			3,767,581

Tobacco—0.1%
Alliance One International, Inc.	*†	10,209	51,964
Universal Corp.	†	1,971	103,852
Vector Group Ltd.	†	5,280	81,470
			237,286

Trading Companies & Distributors—0.4%
Aceto Corp.	†	3,385	20,445
Aircastle Ltd.		5,287	50,068
Applied Industrial Technologies, Inc.		2,868	71,270
Beacon Roofing Supply, Inc.	*	4,124	78,892
GATX Corp.	†	4,516	129,384
H&E Equipment Services, Inc.	*	1,490	16,062
Houston Wire & Cable Co.	†	1,569	18,169
Interline Brands, Inc.	*†	4,165	79,718
Kaman Corp.	†	2,736	68,427
MSC Industrial Direct Co., Class A		3,645	184,875
Rush Enterprises, Inc., Class A	*†	3,059	40,409
United Rentals, Inc.	*	8,627	80,921
Watsco, Inc.		2,671	151,927
WESCO International, Inc.	*†	5,009	173,862
Willis Lease Finance Corp.	*	1,234	19,473
			1,183,902

Water Utilities—0.5%
American States Water Co.	†	3,697	128,286
American Water Works Co., Inc.		16,000	348,160
Aqua America, Inc.	†	23,717	416,708
California Water Service Group	†	2,718	102,224
Connecticut Water Service, Inc.		3,803	88,496
Middlesex Water Co.		2,861	48,780
SJW Corp.		5,096	129,540
Southwest Water Co.		5,876	61,345
			1,323,539

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value

COMMON STOCKS—(Continued)

Wireless Telecommunication Services—1.3%
Clearwire Corp., Class A	*†	9,488	$67,839
Crown Castle International Corp.	*	34,985	1,337,477
FiberTower Corp.	*	657	3,055
Leap Wireless International, Inc.	*	15,431	252,451
NII Holdings, Inc.	*	19,577	815,578
NTELOS Holdings Corp.	†	3,103	55,202
SBA Communications Corp., Class A	*†	15,365	554,216
Shenandoah Telecommunications Co.	†	2,133	40,100
Syniverse Holdings, Inc.	*	7,471	145,460
Telephone & Data Systems, Inc.		8,158	276,148
United States Cellular Corp.	*	1,375	56,898
USA Mobility, Inc.	*†	2,924	37,047
			3,641,471

TOTAL COMMON STOCKS
(Cost $251,842,360)			276,877,781

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—0.2%

U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.143%	06/10/2010	‡‡
(Cost $399,888)			$400,000	399,897

			Shares	Value

RIGHTS—0.0%

Biotechnology—0.0%
Ligand Pharmaceuticals, Inc., Expires 12/31/2011		*‡δ	4,683	—

Pharmaceuticals—0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (Germany), Expires 06/30/2011	*		1,744	261

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.	*‡δ		2,807	—

TOTAL RIGHTS
(Cost $—)				261

WARRANTS—0.0%

Diversified Financial Services—0.0%
Pegasus Wireless Corp.	*‡δ
(Cost $—)			200	—

CASH EQUIVALENTS—19.4%

Institutional Money Market Funds—19.4%
Dreyfus Institutional Cash Advantage Fund	††		9,500,000	9,500,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class			5,099,963	5,099,963
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††		2,203,128	$2,203,128
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††		9,500,000	9,500,000
Short-Term Investments Trust Liquid Assets Portfolio	††		9,500,000	9,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††		9,500,000	9,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class	††		9,500,000	9,500,000

TOTAL CASH EQUIVALENTS
(Cost $54,803,091)				54,803,091

TOTAL INVESTMENTS—117.5%
(Cost $307,045,339)				332,081,030
Other assets less liabilities—(17.5%)				(49,376,475)

NET ASSETS—100.0%				$282,704,555

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
δ	Security has no market value at March 31, 2010.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—97.9%

Australia—8.5%
AGL Energy Ltd.		8,054	$110,981
Alumina Ltd.		43,731	68,551
Amcor Ltd.		22,424	131,412
AMP Ltd.		35,588	204,198
Aristocrat Leisure Ltd.		6,119	25,389
Arrow Energy Ltd.	*	10,971	50,591
Asciano Group	*	47,554	82,509
ASX Ltd.		3,174	98,732
Australia & New Zealand Banking Group Ltd.		44,738	1,039,820
AXA Asia Pacific Holdings Ltd.		19,091	110,530
Bendigo and Adelaide Bank Ltd.		6,445	59,086
BHP Billiton Ltd.		59,869	2,401,450
Billabong International Ltd.		3,672	37,964
BlueScope Steel Ltd.	*	31,699	84,517
Boral Ltd.		10,122	52,035
Brambles Ltd.		24,837	167,540
Caltex Australia Ltd.	†	2,904	30,086
CFS Retail Property Trust REIT		29,651	50,956
Coca-Cola Amatil Ltd.		10,055	103,731
Cochlear Ltd.		961	64,158
Commonwealth Bank of Australia		27,294	1,407,634
Computershare Ltd.		7,579	86,963
Crown Ltd.		8,998	67,461
CSL Ltd.		10,606	354,254
CSR Ltd.		27,765	42,134
Dexus Property Group REIT		86,134	63,943
Energy Resources of Australia Ltd.		973	16,872
Fairfax Media Ltd.	†	34,271	56,541
Fortescue Metals Group Ltd.	*	21,130	94,875
Foster’s Group Ltd.		35,169	170,499
Goodman Fielder Ltd.		21,372	27,986
Goodman Group REIT		109,500	65,623
GPT Group REIT		159,141	83,909
Harvey Norman Holdings Ltd.		10,998	36,457
Incitec Pivot Ltd.		27,185	86,365
Insurance Australia Group Ltd.		38,050	135,321
Leighton Holdings Ltd.		2,521	90,044
Lend Lease Group		9,706	77,061
Macquarie Group Ltd.		5,840	252,560
Macquarie Infrastructure Group		40,325	41,314
MAp Group		13,260	37,555
Metcash Ltd.		14,473	54,934
Mirvac Group REIT		44,236	59,767
National Australia Bank Ltd.	†	37,438	944,600
Newcrest Mining Ltd.		8,529	257,148
Nufarm Ltd.		2,693	20,302
OneSteel Ltd.		24,172	86,437
Orica Ltd.		6,229	152,890
Origin Energy Ltd.		15,432	234,238
OZ Minerals Ltd.	*	53,704	56,479
Paladin Energy Ltd.	*	12,048	43,640
Qantas Airways Ltd.	*	18,484	48,080
QBE Insurance Group Ltd.		18,114	345,796
Rio Tinto Ltd.		7,798	560,184
Santos Ltd.		14,905	200,610
Sims Metal Management Ltd.		2,945	58,033
Sonic Healthcare Ltd.		6,206	81,799
SP AusNet		20,280	16,824
Stockland REIT		41,800	152,698
Suncorp-Metway Ltd.		22,516	176,214
Tabcorp Holdings Ltd.		11,019	69,681
Tatts Group Ltd.		20,637	46,554
Telstra Corp. Ltd.		77,637	$212,876
Toll Holdings Ltd.		11,926	81,099
Transurban Group		21,485	99,502
Wesfarmers Ltd.		17,991	524,235
Wesfarmers Ltd. (Price Protected Shares)		2,853	83,346
Westfield Group REIT		36,966	408,477
Westpac Banking Corp.		52,505	1,339,510
Woodside Petroleum Ltd.		9,636	414,687
Woolworths Ltd.		22,018	565,547
WorleyParsons Ltd.		2,974	69,406
			15,735,200

Austria—0.3%
Erste Group Bank AG		3,421	143,319
Immoeast AG	*	7,814	42,821
OMV AG		2,644	99,131
Raiffeisen International Bank Holding AG	†	930	44,180
Telekom Austria AG		5,227	73,084
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A		1,308	51,823
Vienna Insurance Group		618	32,541
Voestalpine AG		2,136	86,120
			573,019

Belgium—0.9%
Anheuser-Busch InBev NV		12,902	648,940
Anheuser-Busch InBev NV STRIP VVPR	*	4,872	46
Belgacom SA	†	2,808	109,673
Colruyt SA		256	63,009
Compagnie Nationale a Portefeuille		620	32,503
Delhaize Group SA		1,745	140,053
Dexia SA	*	9,886	58,763
Fortis	*	40,792	144,421
Groupe Bruxelles Lambert SA		1,399	123,560
Groupe Bruxelles Lambert SA STRIP VVPR	*	127	2
KBC Groep NV	*	2,865	137,993
Mobistar SA		586	36,065
Solvay SA		1,015	104,195
UCB SA		1,717	73,253
Umicore		1,995	69,592
			1,742,068

Bermuda—0.1%
Seadrill Ltd.		5,016	117,387

China—0.0%
Foxconn International Holdings Ltd.	*	41,000	43,170
Yangzijiang Shipbuilding Holdings Ltd.		25,000	20,695
			63,865

Cyprus—0.0%
Bank of Cyprus Public Co. Ltd.		9,449	59,606

Denmark—0.9%
A.P. Moller-Maersk A/S, Class A		10	72,762
A.P. Moller-Maersk A/S, Class B		23	175,290
Carlsberg A/S, Class B		1,960	164,317
Coloplast A/S, Class B		394	43,359
Danske Bank A/S	*	8,024	196,886
DSV A/S		3,821	68,224

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
H Lundbeck A/S		860	$16,140
Novo Nordisk A/S, Class B		7,797	601,892
Novozymes A/S, Class B		839	92,818
Topdanmark A/S	*	241	31,379
TrygVesta A/S		491	32,396
Vestas Wind Systems A/S	*	3,587	195,149
William Demant Holding	*	358	25,315
			1,715,927

Finland—1.2%
Elisa Oyj	*	2,334	48,105
Fortum Oyj		8,088	197,943
Kesko Oyj, Class B	†	1,238	48,729
Kone Oyj, Class B		2,839	117,338
Metso Oyj		2,339	75,490
Neste Oil Oyj		2,068	36,080
Nokia Oyj		66,913	1,042,780
Nokian Renkaat Oyj	†	1,862	48,347
Orion Oyj, Class B		1,592	35,173
Outokumpu Oyj		2,272	49,928
Pohjola Bank plc		2,462	27,630
Rautaruukki Oyj	†	1,584	34,241
Sampo Oyj, Class A		7,657	202,991
Sanoma Oyj	†	1,243	27,530
Stora Enso Oyj, Class R	*†	9,940	75,672
UPM-Kymmene Oyj		9,029	119,724
Wartsila Oyj	†	1,429	72,359
			2,260,060

France—9.9%
Accor SA		2,627	145,367
Aeroports de Paris		565	46,486
Air France-KLM	*	2,488	39,301
Air Liquide SA		4,485	538,754
Alcatel-Lucent	*	41,043	129,087
Alstom SA		3,624	225,644
Atos Origin SA	*	801	40,232
AXA SA		30,344	673,177
BioMerieux	†	244	28,002
BNP Paribas		16,901	1,295,404
Bouygues SA		4,061	203,748
Bureau Veritas SA		936	49,659
Cap Gemini SA		2,683	131,913
Carrefour SA		11,350	546,869
Casino Guichard Perrachon SA		967	81,726
Christian Dior SA		1,107	118,007
Cie de Saint-Gobain		6,898	331,267
Cie Generale de Geophysique-Veritas	*	2,451	69,397
Cie Generale d’Optique Essilor International SA	†	3,543	226,254
CNP Assurances		676	63,795
Compagnie Generale des Etablissements Michelin, Class B		2,564	188,836
Credit Agricole SA	†	16,657	290,965
Danone SA		9,837	592,449
Dassault Systemes SA		1,254	74,149
EDF SA		4,174	227,539
Eiffage SA		649	33,559
Eramet	†	86	29,505
Eurazeo		426	29,481
Eutelsat Communications		1,875	66,655
Fonciere Des Regions REIT		417	45,877
France Telecom SA		33,131	793,577
GDF Suez		22,201	858,219
Gecina SA REIT		340	37,634
Groupe Eurotunnel SA		7,637	77,805
Hermes International		912	$126,699
ICADE REIT		336	37,452
Iliad SA	†	312	32,131
Imerys SA		526	32,360
Ipsen SA		445	21,730
JCDecaux SA	*	1,530	42,675
Klepierre REIT		1,610	63,081
Lafarge SA		3,523	247,464
Lagardere SCA		2,073	83,795
Legrand SA		1,808	57,094
L’Oreal SA		4,286	450,732
LVMH Moet Hennessy Louis Vuitton SA		4,385	512,260
M6-Metropole Television		1,111	28,678
Natixis	*	15,994	85,739
Neopost SA		600	47,947
PagesJaunes Groupe		1,971	22,617
Pernod-Ricard SA	†	3,551	301,302
Peugeot SA	*	2,753	80,877
PPR		1,389	184,661
Publicis Groupe SA		2,192	93,681
Renault SA	*	3,340	156,052
Safran SA		3,450	89,885
Sanofi-Aventis SA		18,785	1,401,893
Schneider Electric SA		4,221	493,137
SCOR SE		3,095	78,277
Societe BIC SA		451	34,563
Societe Des Autoroutes Paris-Rhin-Rhone	*	414	29,863
Societe Generale		11,238	705,293
Societe Television Francaise 1		2,508	46,460
Sodexo		1,672	99,713
Suez Environnement Co.	†	4,703	108,174
Technip SA		1,857	150,739
Thales SA		1,497	60,109
Total SA		37,679	2,186,811
Unibail-Rodamco SE (Paris Exchange) REIT		1,617	327,361
Vallourec SA		996	200,984
Veolia Environnement		6,979	241,391
Vinci SA		7,856	462,482
Vivendi SA		21,696	580,163
			18,336,664

Germany—7.3%
Adidas AG	†	3,706	198,133
Allianz SE (Registered)		8,092	1,012,770
BASF SE		16,406	1,015,492
Bayer AG		14,767	997,803
Bayerische Motoren Werke AG		5,826	268,772
Beiersdorf AG	†	1,579	94,398
Celesio AG		1,532	48,963
Commerzbank AG	*	12,321	104,978
Daimler AG (Registered)		16,115	757,417
Deutsche Bank AG (Registered)		10,584	812,465
Deutsche Boerse AG		3,431	253,852
Deutsche Lufthansa AG (Registered)		4,312	71,469
Deutsche Post AG (Registered)		14,889	257,873
Deutsche Postbank AG	*	1,429	45,729
Deutsche Telekom AG (Registered)	†	50,675	684,807
E.ON AG		33,933	1,254,523
Fraport AG Frankfurt Airport Services Worldwide		637	33,489
Fresenius Medical Care AG & Co. KGaA	†	3,484	196,299
Fresenius SE		494	36,777
GEA Group AG		2,680	62,081

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Hannover Rueckversicherung AG (Registered)	*	958	$47,235
HeidelbergCement AG		2,572	143,160
Henkel AG & Co. KGaA		2,276	105,358
Hochtief AG		816	68,471
Infineon Technologies AG	*†	19,414	134,451
K+S AG		2,994	181,428
Linde AG		2,667	318,116
MAN SE		1,879	157,167
Merck KGaA		1,191	96,560
Metro AG		2,019	119,784
Muenchener Rueckversicherungs AG (Registered)		3,532	572,949
Puma AG Rudolf Dassler Sport		91	28,824
RWE AG		7,485	664,010
Salzgitter AG		718	66,527
SAP AG		15,338	742,572
Siemens AG (Registered)		14,687	1,467,480
Solarworld AG		1,548	23,274
Suedzucker AG		1,160	25,569
ThyssenKrupp AG		6,088	208,758
TUI AG	*	2,403	26,969
United Internet AG (Registered)	*	2,186	33,169
Volkswagen AG		746	72,099
Wacker Chemie AG		270	40,288
			13,552,308

Greece—0.4%
Alpha Bank AE	*	7,969	75,644
Coca Cola Hellenic Bottling Co. SA		3,300	88,829
EFG Eurobank Ergasias SA	*	6,000	55,107
Hellenic Petroleum SA		1,972	22,609
Hellenic Telecommunications Organization SA		4,058	50,435
Marfin Investment Group SA	*	10,995	25,234
National Bank of Greece SA	*	10,905	219,934
OPAP SA		4,010	91,129
Piraeus Bank SA	*	5,071	44,300
Public Power Corp. SA	*	2,009	35,284
Titan Cement Co. SA		891	23,591
			732,096

Guernsey, Channel Islands—0.0%
Resolution Ltd.	*	42,547	52,975

Hong Kong—2.3%
ASM Pacific Technology Ltd.		3,500	33,097
Bank of East Asia Ltd.		27,320	100,323
BOC Hong Kong Holdings Ltd.		64,000	152,280
Cathay Pacific Airways Ltd.	*	18,000	37,863
Cheung Kong Holdings Ltd.		25,000	321,476
Cheung Kong Infrastructure Holdings Ltd.		7,000	27,079
Chinese Estates Holdings Ltd.		15,000	25,070
CLP Holdings Ltd.		36,000	257,305
Esprit Holdings Ltd.		21,108	166,355
Genting Singapore plc	*	85,000	53,699
Hang Lung Group Ltd.		14,000	74,153
Hang Lung Properties Ltd.		37,000	148,876
Hang Seng Bank Ltd.		13,500	187,837
Henderson Land Development Co. Ltd.		19,000	133,561
Hong Kong & China Gas Co. Ltd.		70,600	175,902
Hong Kong Aircraft Engineering Co. Ltd.		1,200	$15,142
Hong Kong Exchanges and Clearing Ltd.		18,500	308,059
Hongkong Electric Holdings Ltd.		24,000	142,353
Hopewell Holdings Ltd.		11,000	32,557
Hutchison Whampoa Ltd.		38,000	277,526
Hysan Development Co. Ltd.		10,000	28,882
Kerry Properties Ltd.		12,500	66,949
Li & Fung Ltd.		39,600	194,751
Lifestyle International Holdings Ltd.		11,000	19,837
Link (The) REIT		38,000	93,633
Mongolia Energy Co. Ltd.	*	56,000	25,839
MTR Corp.	†	24,000	90,786
New World Development Ltd.		42,600	83,186
Noble Group Ltd.		33,200	72,488
NWS Holdings Ltd.		13,000	25,915
Orient Overseas International Ltd.		3,700	27,380
PCCW Ltd.		54,000	16,069
Shangri-La Asia Ltd.		22,000	43,120
Sino Land Co. Ltd.		30,000	58,641
Sun Hung Kai Properties Ltd.		25,000	375,150
Swire Pacific Ltd., Class A		13,500	162,266
Television Broadcasts Ltd.		5,000	24,205
Wharf Holdings Ltd.		25,125	141,359
Wheelock & Co. Ltd.		17,000	50,059
Wing Hang Bank Ltd.		3,000	27,407
Yue Yuen Industrial Holdings Ltd.	‡	11,000	35,950
			4,334,385

Ireland—0.5%
Anglo Irish Bank Corp. Ltd.	*‡δ	11,206	—
CRH plc (Dublin Exchange)		12,428	310,015
Elan Corp. plc	*	9,085	68,832
Experian plc		18,705	183,935
Kerry Group plc, Class A		2,615	81,284
Shire plc		10,217	225,167
			869,233

Italy—3.1%
A2A SpA		17,876	33,508
Assicurazioni Generali SpA	†	20,892	501,718
Atlantia SpA		4,745	110,801
Autogrill SpA	*	1,506	18,328
Banca Carige SpA		12,736	34,820
Banca Monte dei Paschi di Siena SpA	†	39,870	58,937
Banca Popolare di Milano Scarl		6,574	40,816
Banco Popolare SC	*	10,888	75,584
Enel SpA		117,683	657,723
ENI SpA		46,484	1,090,337
Exor SpA		1,270	22,066
Fiat SpA	*	13,899	180,868
Finmeccanica SpA		7,024	93,726
Fondiaria-Sai SpA	†	1,454	21,846
Intesa Sanpaolo SpA	*	137,752	512,997
Intesa Sanpaolo SpA RSP		17,138	51,224
Italcementi SpA		992	11,468
Luxottica Group SpA		1,959	52,482
Mediaset SpA	†	13,265	113,917
Mediobanca SpA	*	8,107	87,113
Mediolanum SpA	†	3,095	18,122
Parmalat SpA		30,797	84,361
Pirelli & C. SpA	*	39,884	24,512
Prysmian SpA		1,905	37,421
Saipem SpA		4,586	177,402

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Snam Rete Gas SpA		26,020	$131,850
Telecom Italia SpA		176,388	253,611
Telecom Italia SpA RSP		110,811	125,001
Terna Rete Elettrica Nazionale SpA		23,458	101,378
UniCredit SpA	*	290,716	857,190
Unione di Banche Italiane ScpA	†	10,216	137,801
Unipol Gruppo Finanziario SpA	*†	10,948	12,349
			5,731,277

Japan—21.9%
77 Bank Ltd. (The)		7,000	40,023
ABC-Mart, Inc.		300	9,589
Acom Co. Ltd.		750	12,287
Advantest Corp.	†	2,800	70,211
Aeon Co. Ltd.	†	11,100	126,144
Aeon Credit Service Co. Ltd.		1,400	16,642
Aeon Mall Co. Ltd.		1,400	29,570
Air Water, Inc.		3,000	34,370
Aisin Seiki Co. Ltd.		3,600	108,101
Ajinomoto Co., Inc.		12,000	118,977
Alfresa Holdings Corp.		700	30,197
All Nippon Airways Co. Ltd.	*	15,000	42,874
Amada Co. Ltd.		7,000	58,785
Aozora Bank Ltd.		11,000	15,563
Asahi Breweries Ltd.		7,100	133,228
Asahi Glass Co. Ltd.		18,000	203,026
Asahi Kasei Corp.		23,000	123,899
Asics Corp.	†	3,000	29,370
Astellas Pharma, Inc.		8,075	292,502
Bank of Kyoto Ltd. (The)		5,000	46,105
Bank of Yokohama Ltd. (The)		21,000	103,047
Benesse Holdings, Inc.		1,300	56,362
Bridgestone Corp.		10,800	184,830
Brother Industries Ltd.		3,800	46,029
Canon Marketing Japan, Inc.		900	12,259
Canon, Inc.		19,100	883,475
Casio Computer Co. Ltd.		4,500	34,675
Central Japan Railway Co.		27	205,817
Chiba Bank Ltd. (The)		14,000	83,824
Chiyoda Corp.		3,000	29,810
Chubu Electric Power Co., Inc.		11,900	297,644
Chugai Pharmaceutical Co. Ltd.		3,800	71,375
Chugoku Bank Ltd. (The)		3,000	40,553
Chugoku Electric Power Co., Inc. (The)		5,000	99,443
Chuo Mitsui Trust Holdings, Inc.		15,000	56,464
Citizen Holdings Co. Ltd.		4,700	32,200
Coca-Cola West Holdings Co. Ltd.		1,200	19,616
Cosmo Oil Co. Ltd.		12,000	29,070
Credit Saison Co. Ltd.		3,100	48,108
Dai Nippon Printing Co. Ltd.		10,000	135,262
Daicel Chemical Industries Ltd.		5,000	34,418
Daido Steel Co. Ltd.		4,000	16,841
Daihatsu Motor Co. Ltd.		3,000	28,677
Daiichi Sankyo Co. Ltd.		12,202	228,773
Daikin Industries Ltd.		4,100	168,024
Dainippon Sumitomo Pharma Co. Ltd.		3,000	27,527
Daito Trust Construction Co. Ltd.		1,400	67,694
Daiwa House Industry Co. Ltd.		9,000	101,727
Daiwa Securities Group, Inc.		29,000	152,849
Dena Co. Ltd.		5	$37,022
Denki Kagaku Kogyo K.K.		8,000	34,424
Denso Corp.		8,600	256,661
Dentsu, Inc.		2,800	73,676
Dowa Holdings Co. Ltd.		5,000	30,151
East Japan Railway Co.		6,000	417,463
Eisai Co. Ltd.		4,400	156,895
Electric Power Development Co. Ltd.		2,340	77,157
Elpida Memory, Inc.	*	3,300	65,123
FamilyMart Co. Ltd.		900	28,658
Fanuc Ltd.		3,400	361,370
Fast Retailing Co. Ltd.		900	156,537
Fuji Electric Holdings Co. Ltd.	†	12,000	32,783
Fuji Heavy Industries Ltd.	*	11,000	57,075
FUJIFILM Holdings Corp.		8,300	285,899
Fujitsu Ltd.		33,000	216,637
Fukuoka Financial Group, Inc.		14,000	59,574
Furukawa Electric Co. Ltd.		12,000	62,461
GS Yuasa Corp.	†	6,000	40,570
Gunma Bank Ltd. (The)		8,000	44,301
Hachijuni Bank Ltd. (The)		8,000	45,604
Hakuhodo DY Holdings, Inc.		320	16,867
Hankyu Hanshin Holdings, Inc.		20,600	95,542
Hino Motors Ltd.		5,000	21,141
Hirose Electric Co. Ltd.	†	530	61,209
Hiroshima Bank Ltd. (The)		10,000	42,334
Hisamitsu Pharmaceutical Co., Inc.	†	1,200	44,652
Hitachi Chemical Co. Ltd.		1,700	36,828
Hitachi Construction Machinery Co. Ltd.		2,000	47,339
Hitachi High-Technologies Corp.		1,100	25,261
Hitachi Ltd.	*	78,000	290,208
Hitachi Metals Ltd.		3,000	31,584
Hokkaido Electric Power Co., Inc.		3,000	57,581
Hokuhoku Financial Group, Inc.		23,000	50,564
Hokuriku Electric Power Co.		3,200	70,425
Honda Motor Co. Ltd.		29,500	1,039,836
HOYA Corp.		7,500	206,505
Ibiden Co. Ltd.		2,200	75,934
Idemitsu Kosan Co. Ltd.		400	30,339
IHI Corp.		21,000	38,472
INPEX Corp.		15	110,161
Isetan Mitsukoshi Holdings Ltd.	†	5,940	63,902
Isuzu Motors Ltd.		23,000	62,351
Ito En Ltd.		1,300	20,147
ITOCHU Corp.		27,000	236,984
Itochu Techno-Solutions Corp.		600	19,717
Iyo Bank Ltd. (The)		4,000	38,075
J. Front Retailing Co. Ltd.		8,600	50,688
Jafco Co. Ltd.		400	10,525
Japan Petroleum Exploration Co.		500	25,388
Japan Prime Realty Investment Corp. REIT		12	26,723
Japan Real Estate Investment Corp. REIT		9	76,793
Japan Retail Fund Investment Corp. REIT	†	24	28,290
Japan Steel Works Ltd. (The)		6,000	68,848
Japan Tobacco, Inc.		79	294,105
JFE Holdings, Inc.		8,800	355,051
JGC Corp.		4,000	71,403
Joyo Bank Ltd. (The)		11,000	49,158

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
JS Group Corp.		4,700	$95,759
JSR Corp.		3,000	62,643
JTEKT Corp.		3,700	43,802
Jupiter Telecommunications Co. Ltd.		47	54,353
Kajima Corp.		14,000	34,351
Kamigumi Co. Ltd.		5,000	40,253
Kaneka Corp.		6,000	38,932
Kansai Electric Power Co., Inc. (The)		13,700	314,049
Kansai Paint Co. Ltd.		4,000	32,674
Kao Corp.		10,000	253,616
Kawasaki Heavy Industries Ltd.	†	27,000	74,674
Kawasaki Kisen Kaisha Ltd.	*	12,000	47,938
KDDI Corp.		52	269,194
Keihin Electric Express Railway Co. Ltd.	†	8,000	65,743
Keio Corp.		11,000	74,323
Keisei Electric Railway Co. Ltd.		4,000	24,372
Keyence Corp.		793	189,875
Kikkoman Corp.		3,000	35,160
Kinden Corp.		2,000	17,550
Kintetsu Corp.	†	28,000	87,198
Kirin Holdings Co. Ltd.		15,000	221,467
Kobe Steel Ltd.		46,000	99,048
Koito Manufacturing Co. Ltd.		2,000	29,770
Komatsu Ltd.		16,700	350,858
Konami Corp.		1,600	30,878
Konica Minolta Holdings, Inc.		8,000	93,571
Kubota Corp.		19,000	173,475
Kuraray Co. Ltd.		6,500	87,589
Kurita Water Industries Ltd.		2,100	59,567
Kyocera Corp.		2,900	283,073
Kyowa Hakko Kirin Co. Ltd.		5,000	51,640
Kyushu Electric Power Co., Inc.		6,900	150,306
Lawson, Inc.		1,100	46,976
Mabuchi Motor Co. Ltd.		400	23,068
Makita Corp.		2,100	69,321
Marubeni Corp.		29,000	180,502
Marui Group Co. Ltd.		4,000	29,017
Maruichi Steel Tube Ltd.		500	10,145
Matsui Securities Co. Ltd.		1,500	10,743
Mazda Motor Corp.		28,000	78,975
McDonald’s Holdings Co. Japan Ltd.		1,000	20,302
Medipal Holdings Corp.		2,800	33,197
MEIJI Holdings Co. Ltd.		1,102	42,763
Minebea Co. Ltd.		7,000	42,646
Mitsubishi Chemical Holdings Corp.		22,000	112,666
Mitsubishi Corp.		22,800	598,721
Mitsubishi Electric Corp.		35,000	322,256
Mitsubishi Estate Co. Ltd.		21,000	344,167
Mitsubishi Gas Chemical Co., Inc.		7,000	42,255
Mitsubishi Heavy Industries Ltd.		54,000	224,008
Mitsubishi Logistics Corp.	†	2,000	24,886
Mitsubishi Materials Corp.	*	18,000	51,849
Mitsubishi Motors Corp.	*	63,000	85,769
Mitsubishi Tanabe Pharma Corp.		4,000	56,523
Mitsubishi UFJ Financial Group, Inc.		224,740	1,178,009
Mitsubishi UFJ Lease & Finance Co. Ltd.	†	920	33,520
Mitsui & Co. Ltd.		31,000	521,957
Mitsui Chemicals, Inc.		15,000	$45,475
Mitsui Engineering & Shipbuilding Co. Ltd.		12,000	29,952
Mitsui Fudosan Co. Ltd.		15,000	255,313
Mitsui Mining & Smelting Co. Ltd.		12,000	35,999
Mitsui OSK Lines Ltd.		21,000	151,012
Mitsui Sumitomo Insurance Group Holdings, Inc.		9,874	274,604
Mitsumi Electric Co. Ltd.		1,700	37,272
Mizuho Financial Group, Inc.		240,900	476,271
Mizuho Securities Co. Ltd.		9,000	28,498
Mizuho Trust & Banking Co. Ltd.		24,000	24,185
Murata Manufacturing Co. Ltd.		3,900	221,937
Namco Bandai Holdings, Inc.		4,150	40,474
NEC Corp.		47,000	141,566
NGK Insulators Ltd.		5,000	102,211
NGK Spark Plug Co. Ltd.		3,000	40,866
NHK Spring Co. Ltd.	†	3,000	27,571
Nidec Corp.		1,900	203,721
Nikon Corp.		6,000	131,178
Nintendo Co. Ltd.		1,800	603,654
Nippon Building Fund, Inc. REIT		9	77,553
Nippon Electric Glass Co. Ltd.		6,500	91,747
Nippon Express Co. Ltd.		14,000	60,297
Nippon Meat Packers, Inc.		3,000	37,955
Nippon Mining Holdings, Inc.	‡	16,000	75,336
Nippon Oil Corp.	‡	23,000	115,873
Nippon Paper Group, Inc.		1,500	38,596
Nippon Sheet Glass Co. Ltd.		11,000	32,533
Nippon Steel Corp.		90,000	353,901
Nippon Telegraph & Telephone Corp.		9,300	391,321
Nippon Yusen K.K.		26,000	102,830
Nipponkoa Insurance Co. Ltd.	‡	11,000	69,466
Nishi-Nippon City Bank Ltd. (The)		11,000	32,529
Nissan Chemical Industries Ltd.		3,000	41,994
Nissan Motor Co. Ltd.	*	44,600	383,004
Nissha Printing Co. Ltd.		400	15,638
Nisshin Seifun Group, Inc.		3,200	41,327
Nisshin Steel Co. Ltd.		15,000	31,322
Nisshinbo Industries, Inc.		2,000	20,738
Nissin Foods Holdings Co. Ltd.		1,100	37,025
Nitori Co. Ltd.		600	45,557
Nitto Denko Corp.		2,800	108,732
NOK Corp.		2,000	30,127
Nomura Holdings, Inc.		65,600	481,350
Nomura Real Estate Holdings, Inc.		1,700	26,257
Nomura Real Estate Office Fund, Inc. REIT		5	28,115
Nomura Research Institute Ltd.		1,650	37,612
NSK Ltd.		9,000	71,186
NTN Corp.		9,000	40,713
NTT Data Corp.		23	76,689
NTT DoCoMo, Inc.		276	420,064
NTT Urban Development Corp.		24	20,319
Obayashi Corp.		11,000	48,901
Obic Co. Ltd.		100	18,173
Odakyu Electric Railway Co. Ltd.		11,000	91,608
OJI Paper Co. Ltd.		15,000	65,834
Olympus Corp.	†	4,000	128,583
Omron Corp.		3,400	79,088
Ono Pharmaceutical Co. Ltd.		1,500	66,849

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Oracle Corp. Japan		600	$27,849
Oriental Land Co. Ltd.		900	62,784
ORIX Corp.	†	1,820	161,598
Osaka Gas Co. Ltd.		36,000	129,070
Otsuka Corp.		200	12,720
Panasonic Corp.		35,000	536,586
Panasonic Electric Works Co. Ltd.		7,000	88,489
Rakuten, Inc.		122	88,259
Resona Holdings, Inc.		8,900	112,795
Ricoh Co. Ltd.		12,000	187,949
Rinnai Corp.		600	31,541
Rohm Co. Ltd.		1,700	127,202
Sankyo Co. Ltd.		900	44,555
Santen Pharmaceutical Co. Ltd.		1,400	42,109
Sanyo Electric Co. Ltd.	*	34,000	54,597
Sapporo Hokuyo Holdings, Inc.		4,000	18,291
Sapporo Holdings Ltd.		4,000	20,908
SBI Holdings, Inc.		295	58,328
Secom Co. Ltd.		3,700	162,001
Sega Sammy Holdings, Inc.		3,548	42,987
Seiko Epson Corp.		2,400	37,345
Sekisui Chemical Co. Ltd.		8,000	54,245
Sekisui House Ltd.		10,000	100,090
Senshu Ikeda Holdings, Inc.		8,300	15,101
Seven & I Holdings Co. Ltd.		13,540	327,547
Seven Bank Ltd.		9	18,115
Sharp Corp.		18,000	225,410
Shikoku Electric Power Co., Inc.		3,200	90,740
Shimadzu Corp.		4,000	32,096
Shimamura Co. Ltd.		400	35,462
Shimano, Inc.		1,200	53,194
Shimizu Corp.		10,000	41,799
Shin-Etsu Chemical Co. Ltd.		7,400	430,654
Shinko Electric Industries Co. Ltd.		1,400	21,736
Shinsei Bank Ltd.		16,000	19,394
Shionogi & Co. Ltd.		5,000	95,167
Shiseido Co. Ltd.		6,000	130,564
Shizuoka Bank Ltd. (The)		11,000	96,044
Showa Denko K.K.		26,000	58,683
Showa Shell Sekiyu K.K.		2,900	19,641
SMC Corp.		1,000	135,997
Softbank Corp.		13,600	335,594
Sojitz Corp.		21,200	41,101
Sompo Japan Insurance, Inc.	‡	16,000	112,269
Sony Corp.		18,000	689,695
Sony Financial Holdings, Inc.		14	46,020
Square Enix Holdings Co. Ltd.		1,000	21,895
Stanley Electric Co. Ltd.		2,500	48,625
Sumco Corp.	*†	1,900	40,509
Sumitomo Chemical Co. Ltd.		27,000	132,200
Sumitomo Corp.		19,900	229,160
Sumitomo Electric Industries Ltd.		13,400	164,624
Sumitomo Heavy Industries Ltd.		10,000	60,336
Sumitomo Metal Industries Ltd.		61,000	184,932
Sumitomo Metal Mining Co. Ltd.		9,000	133,902
Sumitomo Mitsui Financial Group, Inc.		22,400	742,107
Sumitomo Realty & Development Co. Ltd.	†	7,000	133,573
Sumitomo Rubber Industries Ltd.		3,000	$26,500
Sumitomo Trust & Banking Co. Ltd. (The)		26,000	152,819
Suruga Bank Ltd.		4,000	35,826
Suzuken Co. Ltd.	†	1,260	44,478
Suzuki Motor Corp.		6,100	134,688
Sysmex Corp.		600	35,220
T&D Holdings, Inc.		5,150	122,202
Taiheiyo Cement Corp.	*	15,000	21,524
Taisei Corp.		16,000	35,299
Taisho Pharmaceutical Co. Ltd.		2,300	41,798
Taiyo Nippon Sanso Corp.		5,000	48,966
Takashimaya Co. Ltd.		6,000	49,329
Takeda Pharmaceutical Co. Ltd.		13,420	590,935
TDK Corp.		2,000	133,330
Teijin Ltd.		16,000	53,783
Terumo Corp.		3,000	159,949
THK Co. Ltd.		2,100	45,911
Tobu Railway Co. Ltd.	†	15,000	83,317
Toho Co. Ltd.		1,800	29,016
Toho Gas Co. Ltd.	†	7,000	38,221
Tohoku Electric Power Co., Inc.		7,800	165,004
Tokio Marine Holdings, Inc.		13,000	366,485
Tokuyama Corp.		6,000	33,265
Tokyo Electric Power Co., Inc. (The)		21,800	581,439
Tokyo Electron Ltd.		3,000	199,371
Tokyo Gas Co. Ltd.		42,000	185,254
Tokyo Steel Manufacturing Co. Ltd.		2,100	26,327
Tokyo Tatemono Co. Ltd.		7,000	25,227
Tokyu Corp.		21,000	87,915
Tokyu Land Corp.		9,000	34,450
TonenGeneral Sekiyu K.K.		5,000	42,258
Toppan Printing Co. Ltd.	†	10,000	90,442
Toray Industries, Inc.		24,000	140,388
Toshiba Corp.	*	71,000	367,483
Tosoh Corp.	†	9,000	22,890
TOTO Ltd.		5,000	34,118
Toyo Seikan Kaisha Ltd.		2,500	44,300
Toyo Suisan Kaisha Ltd.		2,000	51,746
Toyoda Gosei Co. Ltd.		1,200	33,696
Toyota Boshoku Corp.		1,400	26,914
Toyota Industries Corp.		3,300	94,454
Toyota Motor Corp.		52,300	2,102,950
Toyota Tsusho Corp.		3,500	54,984
Trend Micro, Inc.		2,000	69,815
Tsumura & Co.		1,000	29,045
Ube Industries Ltd.		19,000	48,774
Unicharm Corp.		700	67,583
UNY Co. Ltd.		3,000	24,851
Ushio, Inc.		1,900	32,295
USS Co. Ltd.		350	23,809
West Japan Railway Co.		30	103,362
Yahoo! Japan Corp.		271	98,848
Yakult Honsha Co. Ltd.		1,900	51,266
Yamada Denki Co. Ltd.		1,510	111,584
Yamaguchi Financial Group, Inc.		4,000	43,819
Yamaha Corp.		2,700	34,907
Yamaha Motor Co. Ltd.	*†	3,700	55,584
Yamato Holdings Co. Ltd.		7,000	98,520
Yamato Kogyo Co. Ltd.		700	23,287
Yamazaki Baking Co. Ltd.		2,000	24,774
Yaskawa Electric Corp.		5,000	45,812
Yokogawa Electric Corp.		4,300	37,559
			40,635,419

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)

Luxembourg—0.6%
ArcelorMittal	†	15,348	$672,938
Millicom International Cellular SA SDR		1,318	117,922
SES SA, Class A FDR		5,215	131,624
Tenaris SA		8,186	176,504
			1,098,988

Macau—0.0%
Sands China Ltd.	*	35,294	56,094

Malta—0.0%
BGP Holdings plc	*‡δ	142,647	—

Mexico—0.0%
Fresnillo plc		3,383	43,568

Netherlands—4.4%
Aegon NV	*	27,557	188,115
Akzo Nobel NV		4,164	237,178
ASML Holding NV		7,753	274,883
Corio NV REIT		946	63,131
European Aeronautic Defence and Space Co. NV		7,463	149,921
Fugro NV CVA		1,178	76,876
Heineken Holding NV		1,878	83,554
Heineken NV		4,331	222,432
ING Groep NV CVA	*	65,612	650,054
James Hardie Industries SE CDI	*	7,989	53,222
Koninklijke Ahold NV		20,999	280,025
Koninklijke Boskalis Westminster NV		1,198	45,830
Koninklijke DSM NV		2,684	119,572
Koninklijke KPN NV		29,909	474,624
Koninklijke Philips Electronics NV		17,404	558,427
Koninklijke Vopak NV	*	585	45,998
Qiagen NV	*	4,093	94,321
Randstad Holding NV	*	1,746	82,915
Reed Elsevier NV		12,525	152,001
Royal Dutch Shell plc, Class A		63,264	1,834,204
Royal Dutch Shell plc, Class B		48,121	1,326,598
SBM Offshore NV		3,035	60,643
TNT NV		6,442	184,481
Unilever NV CVA		29,102	880,417
Wolters Kluwer NV		4,949	107,221
			8,246,643

New Zealand—0.1%
Auckland International Airport Ltd.		15,775	21,717
Contact Energy Ltd.	*	5,052	22,958
Fletcher Building Ltd.		10,277	60,877
Sky City Entertainment Group Ltd.		8,062	18,422
Telecom Corp of New Zealand Ltd.		31,396	48,281
			172,255

Norway—0.7%
DnB NOR ASA	*	15,507	177,359
Norsk Hydro ASA	*	12,420	94,817
Orkla ASA		13,374	118,326
Renewable Energy Corp. ASA	*†	5,950	27,854
Statoil ASA		20,102	467,761
Telenor ASA	*	14,934	202,676
Yara International ASA		3,275	142,385
			1,231,178

Portugal—0.3%
Banco Comercial Portugues SA (Registered)		41,569	$46,147
Banco Espirito Santo SA (Registered)	*	9,862	53,216
Brisa Auto-Estradas de Portugal SA		3,084	26,135
Cimpor Cimentos de Portugal SGPS SA		4,428	33,425
EDP—Energias de Portugal SA		31,876	126,658
Galp Energia SGPS SA, Class B	†	2,567	44,568
Jeronimo Martins SGPS SA		3,626	36,721
Portugal Telecom SGPS SA (Registered)		10,443	116,554
			483,424

Singapore—1.4%
Ascendas Real Estate Investment Trust REIT		28,786	39,468
CapitaLand Ltd.		46,500	131,654
CapitaMall Trust REIT		41,000	51,784
CapitaMalls Asia Ltd.	*	23,000	37,156
City Developments Ltd.		9,000	68,074
ComfortDelgro Corp. Ltd.		37,000	41,219
Cosco Corp. Singapore Ltd.		18,000	15,911
DBS Group Holdings Ltd.		30,500	310,971
Fraser and Neave Ltd.		19,000	65,085
Golden Agri-Resources Ltd.	*	119,320	49,366
Jardine Cycle & Carriage Ltd.		2,000	41,932
Keppel Corp. Ltd.		22,000	143,293
Neptune Orient Lines Ltd.		17,000	24,411
Olam International Ltd.		19,600	36,217
Oversea-Chinese Banking Corp. Ltd.		45,600	283,391
SembCorp Industries Ltd.		15,340	45,166
SembCorp Marine Ltd.		14,000	41,830
Singapore Airlines Ltd.		9,400	102,027
Singapore Exchange Ltd.		15,000	81,894
Singapore Press Holdings Ltd.		27,500	75,020
Singapore Technologies Engineering Ltd.		26,000	59,199
Singapore Telecommunications Ltd.		140,159	317,046
StarHub Ltd.		8,730	14,288
United Overseas Bank Ltd.		22,000	301,477
UOL Group Ltd.		8,000	22,269
Wilmar International Ltd.		24,000	114,705
			2,514,853

Spain—3.8%
Abertis Infraestructuras SA		5,192	99,996
Acciona SA		445	49,298
Acerinox SA		2,413	47,513
ACS Actividades de Construccion y Servicios SA		2,634	121,533
Banco Bilbao Vizcaya Argentaria SA		63,576	869,399
Banco de Sabadell SA		16,600	91,689
Banco de Valencia SA	†	3,209	20,499
Banco Popular Espanol SA		15,396	113,233
Banco Santander SA		145,481	1,929,662
Bankinter SA		5,397	44,981
Criteria Caixacorp SA		15,719	77,989
EDP Renovaveis SA	*	3,747	29,277
Enagas		3,155	69,111
Ferrovial SA		7,882	76,586
Fomento de Construcciones y Contratas SA		687	25,126
Gamesa Corp. Tecnologica SA		3,097	42,418

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Gas Natural SDG SA		4,041	$74,531
Gestevision Telecinco SA		2,112	33,169
Grifols SA		2,031	30,330
Iberdrola Renovables SA		15,852	65,743
Iberdrola SA		65,756	556,800
Iberia Lineas Aereas de Espana SA	*	9,947	34,747
Inditex SA		3,851	253,993
Indra Sistemas SA		1,576	32,305
Mapfre SA		13,081	47,966
Red Electrica Corp. SA		1,889	101,362
Repsol YPF SA		13,138	311,216
Sacyr Vallehermoso SA	*	1,480	13,029
Telefonica SA		75,550	1,790,120
Zardoya Otis SA		2,117	36,718
			7,090,339

Sweden—2.7%
Alfa Laval AB	†	5,944	87,437
Assa Abloy AB, Class B		5,445	106,500
Atlas Copco AB, Class A	†	12,264	190,074
Atlas Copco AB, Class B		6,758	94,661
Electrolux AB, Series B	†	4,438	101,653
Getinge AB, Class B		3,677	88,167
Hennes & Mauritz AB, Class B		9,150	594,996
Holmen AB, Class B		741	19,961
Husqvarna AB, Class B	*	7,817	56,900
Investor AB, Class B		7,869	150,873
Kinnevik Investment AB, Class B		3,478	64,091
Lundin Petroleum AB	*†	3,800	32,167
Nordea Bank AB		57,773	569,474
Ratos AB, Class B	*	1,628	53,960
Sandvik AB	†	17,832	222,766
Scania AB, Class B		5,968	94,468
Securitas AB, Class B		5,360	57,141
Skandinaviska Enskilda Banken AB, Class A	*	27,727	176,613
Skanska AB, Class B		7,363	133,736
SKF AB, Class B		6,728	119,520
SSAB AB, Class A		3,099	55,721
SSAB AB, Class B		1,278	20,754
Svenska Cellulosa AB, Class B		10,399	146,622
Svenska Handelsbanken AB, Class A		8,639	253,477
Swedbank AB, Class A	*	10,614	108,701
Swedish Match AB		4,649	111,099
Tele2 AB, Class B		5,203	86,743
Telefonaktiebolaget LM Ericsson, Class B	†	53,416	560,121
TeliaSonera AB	*	39,544	280,779
Volvo AB, Class A	*	7,530	74,620
Volvo AB, Class B	†	19,827	199,521
			4,913,316

Switzerland—8.1%
ABB Ltd. (Registered)	*	39,439	862,163
Actelion Ltd. (Registered)	*	1,691	76,878
Adecco SA (Registered)	†	2,140	121,491
Aryzta AG		1,539	67,413
Baloise Holding AG (Registered)		934	82,834
BKW FMB Energie AG		225	16,718
Compagnie Financiere Richemont SA (A Bearer Shares)		9,194	356,500
Credit Suisse Group AG (Registered)		20,099	1,034,544
GAM Holding Ltd.		3,736	$45,815
Geberit AG (Registered)		710	127,026
Givaudan SA (Registered)		133	116,633
Holcim Ltd. (Registered)	*	4,400	327,911
Julius Baer Group Ltd.		3,866	139,930
Kuehne + Nagel International AG (Registered)		1,003	101,342
Lindt & Spruengli AG (Participation Certificates)		17	40,217
Lindt & Spruengli AG (Registered)	†	2	54,126
Logitech International SA (Registered)	*†	2,953	48,688
Lonza Group AG (Registered)	†	854	69,760
Nestle SA (Registered)		61,844	3,169,011
Nobel Biocare Holding AG (Registered)	†	2,035	54,372
Novartis AG (Registered)		37,648	2,036,529
Pargesa Holding SA (Bearer)		467	39,630
Roche Holding AG (Genusschein)		12,534	2,035,654
Schindler Holding AG (Participation Certificates)		842	74,070
Schindler Holding AG (Registered)		317	27,520
SGS SA (Registered)		96	132,502
Sonova Holding AG (Registered)		783	97,186
STMicroelectronics NV		11,906	118,147
Straumann Holding AG (Registered)		152	37,792
Swatch Group AG (The) (Bearer)		535	170,609
Swatch Group AG (The) (Registered)		698	41,541
Swiss Life Holding AG (Registered)	*	529	69,375
Swiss Reinsurance Co. Ltd. (Registered)	*	6,079	298,269
Swisscom AG (Registered)		416	151,941
Syngenta AG (Registered)		1,694	470,388
UBS AG (Registered)	*	63,550	1,033,825
Xstrata plc	*	34,095	645,293
Zurich Financial Services AG (Registered)		2,635	675,861
			15,069,504

United Kingdom—18.4%
3i Group plc		18,002	79,447
Admiral Group plc		3,417	68,505
AMEC plc		6,200	75,173
Anglo American plc	*	23,512	1,023,457
Antofagasta plc		6,876	108,576
Associated British Foods plc		6,436	95,650
AstraZeneca plc (London Exchange)		25,872	1,153,524
Autonomy Corp. plc	*	3,861	106,712
Aviva plc		49,152	287,139
BAE Systems plc		63,449	357,718
Balfour Beatty plc		12,983	57,663
Barclays plc		203,780	1,109,621
BG Group plc		60,013	1,039,295
BHP Billiton plc		39,401	1,346,649
BP plc		334,280	3,164,013
British Airways plc	*	10,357	38,302
British American Tobacco plc		35,647	1,228,948
British Land Co. plc REIT		14,784	107,761
British Sky Broadcasting Group plc		20,764	189,703
BT Group plc		136,257	255,769

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

COMMON STOCKS—(Continued)
Bunzl plc		6,330	$69,279
Burberry Group plc		8,125	88,059
Cable & Wireless Worldwide	*	45,569	63,619
Cairn Energy plc	*	25,400	160,835
Capita Group plc (The)		10,792	123,926
Carnival plc		2,917	119,745
Centrica plc		91,807	409,931
Cobham plc		19,426	75,756
Compass Group plc		33,569	267,988
Diageo plc		44,680	751,199
Drax Group plc		6,379	36,200
Eurasian Natural Resources Corp. plc		4,297	77,643
Firstgroup plc		8,231	44,829
G4S plc		23,489	93,233
GlaxoSmithKline plc		92,576	1,776,976
Hammerson plc REIT		11,851	70,720
Home Retail Group plc		15,769	64,879
HSBC Holdings plc (London Exchange)		309,184	3,133,244
ICAP plc		8,924	50,587
Imperial Tobacco Group plc		18,186	554,880
Inmarsat plc		7,983	91,550
Intercontinental Hotels Group plc		4,710	73,726
International Power plc		28,027	136,087
Invensys plc		15,349	79,276
Investec plc		7,041	57,559
J. Sainsbury plc		21,858	108,741
Johnson Matthey plc		3,984	105,761
Kazakhmys plc	*	3,673	84,905
Kingfisher plc		40,831	132,943
Land Securities Group plc REIT		13,086	134,557
Legal & General Group plc		101,525	135,380
Liberty International plc REIT		9,366	71,430
Lloyds Banking Group plc	*	682,106	647,703
London Stock Exchange Group plc		2,311	24,919
Lonmin plc	*	2,625	81,265
Man Group plc		29,579	108,277
Marks & Spencer Group plc		28,835	162,056
National Grid plc		43,872	427,067
Next plc		3,435	112,839
Old Mutual plc	*	91,265	169,551
Pearson plc		14,734	230,987
Petrofac Ltd.		3,811	69,502
Prudential plc		45,205	373,966
Randgold Resources Ltd.		1,649	126,537
Reckitt Benckiser Group plc		10,862	596,801
Reed Elsevier plc		22,119	176,178
Rexam plc		15,419	68,540
Rio Tinto plc		24,475	1,446,932
Rolls-Royce Group plc	*	32,652	295,626
Royal Bank of Scotland Group plc	*	308,191	204,157
RSA Insurance Group plc		57,738	111,779
SABMiller plc		16,885	495,258
Sage Group plc (The)		23,751	86,232
Schroders plc		1,968	42,040
Scottish & Southern Energy plc		16,181	270,562
Segro plc REIT		12,863	62,490
Serco Group plc		8,075	73,676
Severn Trent plc		4,129	74,864
Smith & Nephew plc		15,739	157,170
Smiths Group plc		7,181	123,879
Standard Chartered plc (London Exchange)		35,911	978,838
Standard Life plc		40,542	$123,128
Tesco plc		141,724	937,018
Thomas Cook Group plc		14,091	57,724
Tomkins plc		16,385	58,688
TUI Travel plc		9,107	41,721
Tullow Oil plc		14,120	267,947
Unilever plc		22,946	671,737
United Utilities Group plc		12,299	104,401
Vedanta Resources plc		2,400	101,049
Vodafone Group plc		938,038	2,169,606
Whitbread plc		3,280	73,430
Wm Morrison Supermarkets plc		38,357	170,752
Wolseley plc	*	4,923	118,957
WPP plc		22,794	235,868
			34,070,785

United States—0.1%
Synthes, Inc.		1,090	136,179

TOTAL COMMON STOCKS
(Cost $195,215,466)			181,638,615

PREFERRED STOCKS—0.4%

Germany—0.4%
Bayerische Motoren Werke AG		922	32,703
Fresenius SE		1,495	112,900
Henkel AG & Co. KGaA		3,090	166,425
Porsche Automobil Holding SE		1,500	91,609
RWE AG		720	59,218
Volkswagen AG		1,917	175,698

TOTAL PREFERRED STOCKS
(Cost $647,220)			638,553

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—0.1%

U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.149%	06/10/2010
(Cost $209,939)		‡‡	$210,000	209,946

		Shares	Value

RIGHTS—0.0%

Germany—0.0%
Volkswagen AG, Expires 04/13/2010, Strike EUR 65.00	*
(Cost $—)		2,663	1,655

CASH EQUIVALENTS—4.4%

Institutional Money Market Funds—4.4%
Dreyfus Institutional Cash Advantage Fund	††	1,100,000	1,100,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class		2,195,578	2,195,578
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class	††	541,387	541,387

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value

CASH EQUIVALENTS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class	††	1,100,000	$1,100,000
Short-Term Investments Trust Liquid Assets Portfolio	††	1,100,000	1,100,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class	††	1,100,000	1,100,000
Wells Fargo Advantage Heritage Money Market Fund— Select Class	††	1,100,000	1,100,000

TOTAL CASH EQUIVALENTS
(Cost $8,236,965)			8,236,965

TOTAL INVESTMENTS—102.8%
(Cost $204,309,590)			190,725,734
Other assets less liabilities—(2.8%)			(5,194,305)

NET ASSETS—100.0%			$185,531,429

Legend to the Schedule of Investments:
CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
EUR	European Monetary Unit
FDR	Fiduciary Depositary Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
VVPR	Verlaagde Vooheffing Precompte Reduit (Belgian dividend coupon)
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
δ	Security has no market value at March 31, 2010.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2010 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

Percentage of Portfolio by Industry:

COMMON STOCKS
Commercial Banks	13.9%
Oil, Gas & Consumable Fuels	7.3%
Pharmaceuticals	6.6%
Metals & Mining	6.2%
Insurance	4.4%
Diversified Telecommunication Services	3.6%
Food Products	3.4%
Electric Utilities	3.2%
Chemicals	3.0%
Automobiles	3.0%
Capital Markets	2.5%
Food & Staples Retailing	2.3%
Machinery	2.2%
Beverages	1.9%
Wireless Telecommunication Services	1.8%
Real Estate Management & Development	1.7%
Industrial Conglomerates	1.6%
Multi-Utilities	1.6%
Electrical Equipment	1.5%
Media	1.5%
Electronic Equipment, Instruments & Components	1.3%
Real Estate Investment Trusts (REITs)	1.3%
Tobacco	1.2%
Trading Companies & Distributors	1.1%
Diversified Financial Services	1.1%
Household Durables	1.1%
Textiles, Apparel & Luxury Goods	1.0%
Software	1.0%
Communications Equipment	0.9%
Road & Rail	0.9%
Construction & Engineering	0.9%
Specialty Retail	0.8%
Hotels, Restaurants & Leisure	0.8%
Health Care Equipment & Supplies	0.7%
Construction Materials	0.7%
Office Electronics	0.7%
Aerospace & Defense	0.6%
Auto Components	0.6%
Building Products	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Energy Equipment & Services	0.6%
Household Products	0.6%
Commercial Services & Supplies	0.4%
Computers & Peripherals	0.4%
Gas Utilities	0.4%
Transportation Infrastructure	0.4%
Multiline Retail	0.4%
Marine	0.4%
Professional Services	0.4%
Personal Products	0.4%
Air Freight & Logistics	0.3%
Paper & Forest Products	0.3%
Biotechnology	0.2%
IT Services	0.2%
Health Care Providers & Services	0.2%
Airlines	0.2%
Leisure Equipment & Products	0.2%
Independent Power Producers & Energy Traders	0.2%
Distributors	0.1%
Containers & Packaging	0.1%
Consumer Finance	0.1%
Internet & Catalog Retail	0.1%
Life Sciences Tools & Services	0.1%
Internet Software & Services	0.1%
Water Utilities	0.0%
Diversified Consumer Services	0.0%
97.9%

PREFERRED STOCKS
Automobiles	0.2%
Household Products	0.1%
Health Care Equipment & Supplies	0.1%
Multi-Utilities	0.0%
0.4%

RIGHTS
Automobiles	0.0%

TOTAL COMMON STOCKS/PREFERRED STOCKS/RIGHTS	98.3%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.1%

CASH EQUIVALENTS
Institutional Money Market Funds	4.4%

TOTAL U.S. TREASURY OBLIGATIONS/ CASH EQUIVALENTS	4.5%

TOTAL INVESTMENTS	102.8%
Other assets less liabilities	(2.8)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint Model
Portfolio Savings
Oriented Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,871,137	$28,596,522
Vantagepoint Diversifying Strategies Fund	6,417,753	63,664,110
Vantagepoint Equity Income Fund	4,025,804	32,810,302
Vantagepoint Growth & Income Fund	3,643,733	32,720,725
Vantagepoint Inflation Protected Securities Fund	4,451,999	47,636,388
Vantagepoint International Fund	1,836,531	16,345,122
Vantagepoint Low Duration Bond Fund	9,860,498	98,802,189
		320,575,358

TOTAL INVESTMENTS—100.0%
(Cost $318,867,261)		320,575,358
Other assets less liabilities—(0.0%)		(78,104)

NET ASSETS—100.0%		$320,497,254

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint Model
Portfolio Conservative
Growth Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	1,659,139	$17,006,173
Vantagepoint Core Bond Index Fund Class I	6,497,230	64,712,410
Vantagepoint Diversifying Strategies Fund	10,339,353	102,566,386
Vantagepoint Equity Income Fund	7,587,373	61,837,091
Vantagepoint Growth & Income Fund	5,622,111	50,486,553
Vantagepoint Growth Fund	4,172,727	33,465,267
Vantagepoint Inflation Protected Securities Fund	5,035,523	53,880,096
Vantagepoint International Fund	5,010,217	44,590,935
Vantagepoint Low Duration Bond Fund	10,232,708	102,531,734
Vantagepoint Select Value Fund	1,919,183	16,773,656
		547,850,301

TOTAL INVESTMENTS—100.0%
(Cost $548,267,648)		547,850,301
Other assets less liabilities—(0.0%)		(111,558)

NET ASSETS—100.0%		$547,738,743

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint Model
Portfolio Traditional
Growth Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	7,684,840	$78,769,607
Vantagepoint Core Bond Index Fund Class I	17,906,528	178,349,019
Vantagepoint Discovery Fund	5,301,356	42,516,878
Vantagepoint Diversifying Strategies Fund	20,749,915	205,839,157
Vantagepoint Equity Income Fund	20,886,042	170,221,244
Vantagepoint Growth & Income Fund	18,936,348	170,048,406
Vantagepoint Growth Fund	17,534,560	140,627,171
Vantagepoint Inflation Protected Securities Fund	5,111,524	54,693,309
Vantagepoint International Fund	18,690,504	166,345,486
Vantagepoint Low Duration Bond Fund	10,937,154	109,590,286
Vantagepoint Select Value Fund	8,912,471	77,895,000
		1,394,895,563

TOTAL INVESTMENTS—100.0%
(Cost $1,394,413,452)		1,394,895,563
Other assets less liabilities—(0.0%)		(222,122)

NET ASSETS—100.0%		$1,394,673,441

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint Model
Portfolio Long-Term
Growth Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	14,335,326	$146,937,091
Vantagepoint Core Bond Index Fund Class I	21,646,423	215,598,370
Vantagepoint Discovery Fund	9,615,338	77,115,013
Vantagepoint Diversifying Strategies Fund	20,052,248	198,918,304
Vantagepoint Equity Income Fund	27,237,687	221,987,148
Vantagepoint Growth & Income Fund	24,691,573	221,730,326
Vantagepoint Growth Fund	24,232,583	194,345,320
Vantagepoint International Fund	30,226,223	269,013,382
Vantagepoint Select Value Fund	16,600,470	145,088,105
		1,690,733,059

TOTAL INVESTMENTS—100.0%
(Cost $1,715,031,095)		1,690,733,059
Other assets less liabilities—(0.0%)		(243,156)

NET ASSETS—100.0%		$1,690,489,903

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint Model
Portfolio All-Equity
Growth Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	5,832,682	$59,784,993
Vantagepoint Discovery Fund	7,022,654	56,321,685
Vantagepoint Equity Income Fund	13,887,627	113,184,157
Vantagepoint Growth & Income Fund	11,881,727	106,697,908
Vantagepoint Growth Fund	13,269,027	106,417,595
Vantagepoint International Fund	14,123,772	125,701,575
Vantagepoint Select Value Fund	6,821,989	59,624,182
		627,732,095

TOTAL INVESTMENTS—100.0%
(Cost $687,550,124)		627,732,095
Other assets less liabilities—(0.0%)		(98,824)

NET ASSETS—100.0%		$627,633,271

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint
Milestone Retirement
Income Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	964,568	$9,607,100
Vantagepoint Diversifying Strategies Fund	2,144,472	21,273,165
Vantagepoint Equity Income Fund	1,305,650	10,641,046
Vantagepoint Growth & Income Fund	1,184,794	10,639,449
Vantagepoint Inflation Protected Securities Fund	1,499,582	16,045,532
Vantagepoint International Fund	597,904	5,321,345
Vantagepoint Low Duration Bond Fund	3,299,371	33,059,693
		106,587,330

TOTAL INVESTMENTS—100.0%
(Cost $101,670,616)		106,587,330
Other assets less liabilities—(0.0%)		(44,371)

NET ASSETS—100.0%		$106,542,959

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint
Milestone 2010 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	847,247	$8,438,581
Vantagepoint Diversifying Strategies Fund	2,156,545	21,392,923
Vantagepoint Equity Income Fund	2,911,553	23,729,155
Vantagepoint Growth & Income Fund	1,521,369	13,661,894
Vantagepoint Growth Fund	1,157,999	9,287,151
Vantagepoint Inflation Protected Securities Fund	1,647,372	17,626,880
Vantagepoint International Fund	1,350,454	12,019,039
Vantagepoint Low Duration Bond Fund	1,686,161	16,895,337
Vantagepoint Mid/Small Company Index Fund Class I	61,472	831,711
		123,882,671

TOTAL INVESTMENTS—100.0%
(Cost $119,729,728)		123,882,671
Other assets less liabilities—(0.0%)		(48,000)

NET ASSETS—100.0%		$123,834,671

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint
Milestone 2015 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,613,390	$26,029,360
Vantagepoint Diversifying Strategies Fund	3,754,018	37,239,856
Vantagepoint Equity Income Fund	5,541,107	45,160,023
Vantagepoint Growth & Income Fund	2,880,642	25,868,169
Vantagepoint Growth Fund	2,201,237	17,653,918
Vantagepoint Inflation Protected Securities Fund	1,463,905	15,663,787
Vantagepoint International Fund	2,959,387	26,338,545
Vantagepoint Low Duration Bond Fund	2,200,807	22,052,085
Vantagepoint Mid/Small Company Index Fund Class I	1,207,076	16,331,741
		232,337,484

TOTAL INVESTMENTS—100.0%
(Cost $235,239,001)		232,337,484
Other assets less liabilities—(0.0%)		(57,553)

NET ASSETS—100.0%		$232,279,931

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint
Milestone 2020 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,304,894	$32,916,740
Vantagepoint Diversifying Strategies Fund	3,302,270	32,758,522
Vantagepoint Equity Income Fund	5,967,867	48,638,117
Vantagepoint Growth & Income Fund	2,939,706	26,398,563
Vantagepoint Growth Fund	2,376,092	19,056,255
Vantagepoint International Fund	3,276,360	29,159,606
Vantagepoint Low Duration Bond Fund	1,269,321	12,718,600
Vantagepoint Mid/Small Company Index Fund Class I	1,564,052	21,161,620
		222,808,023

TOTAL INVESTMENTS—100.0%
(Cost $225,540,972)		222,808,023
Other assets less liabilities—(0.0%)		(56,047)

NET ASSETS—100.0%		$222,751,976

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint
Milestone 2025 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,225,407	$22,165,058
Vantagepoint Diversifying Strategies Fund	2,174,428	21,570,328
Vantagepoint Equity Income Fund	5,056,525	41,210,676
Vantagepoint Growth & Income Fund	2,618,865	23,517,410
Vantagepoint Growth Fund	2,108,588	16,910,879
Vantagepoint International Fund	2,939,952	26,165,572
Vantagepoint Low Duration Bond Fund	361,260	3,619,827
Vantagepoint Mid/Small Company Index Fund Class I	1,566,112	21,189,495
		176,349,245

TOTAL INVESTMENTS—100.0%
(Cost $178,449,141)		176,349,245
Other assets less liabilities—(0.0%)		(50,361)

NET ASSETS—100.0%		$176,298,884

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint
Milestone 2030 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,176,383	$11,716,777
Vantagepoint Diversifying Strategies Fund	1,423,315	14,119,285
Vantagepoint Equity Income Fund	4,532,196	36,937,399
Vantagepoint Growth & Income Fund	2,381,150	21,382,726
Vantagepoint Growth Fund	2,005,600	16,084,915
Vantagepoint International Fund	2,772,548	24,675,675
Vantagepoint Low Duration Bond Fund	148,704	1,490,013
Vantagepoint Mid/Small Company Index Fund Class I	1,675,887	22,674,749
		149,081,539

TOTAL INVESTMENTS—100.0%
(Cost $149,252,394)		149,081,539
Other assets less liabilities—(0.0%)		(47,650)

NET ASSETS—100.0%		$149,033,889

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint
Milestone 2035 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	467,493	$4,656,229
Vantagepoint Diversifying Strategies Fund	421,090	4,177,208
Vantagepoint Equity Income Fund	2,988,166	24,353,556
Vantagepoint Growth & Income Fund	1,565,939	14,062,130
Vantagepoint Growth Fund	1,399,155	11,221,224
Vantagepoint International Fund	1,900,081	16,910,721
Vantagepoint Mid/Small Company Index Fund Class I	1,304,978	17,656,347
		93,037,415

TOTAL INVESTMENTS—100.0%
(Cost $92,471,762)		93,037,415
Other assets less liabilities—(0.0%)		(42,876)

NET ASSETS—100.0%		$92,994,539

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint
Milestone 2040 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	547,474	$5,452,845
Vantagepoint Equity Income Fund	3,656,842	29,803,266
Vantagepoint Growth & Income Fund	1,937,088	17,395,051
Vantagepoint Growth Fund	1,707,715	13,695,877
Vantagepoint International Fund	2,327,686	20,716,404
Vantagepoint Mid/Small Company Index Fund Class I	1,605,823	21,726,788
		108,790,231

TOTAL INVESTMENTS—100.0%
(Cost $104,789,574)		108,790,231
Other assets less liabilities—(0.0%)		(43,122)

NET ASSETS—100.0%		$108,747,109

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Vantagepoint
Milestone 2045 Fund

	Shares	Value

AFFILIATED MUTUAL FUNDS—102.6%
Vantagepoint Core Bond Index Fund Class I	2,639	$26,287
Vantagepoint Equity Income Fund	18,737	152,705
Vantagepoint Growth & Income Fund	9,561	85,855
Vantagepoint Growth Fund	8,387	67,262
Vantagepoint International Fund	11,392	101,390
Vantagepoint Mid/Small Company Index Fund Class I	7,860	106,346
		539,845

TOTAL INVESTMENTS—102.6%
(Cost $514,193)		539,845
Other assets less liabilities—(2.6%)		(13,859)

NET ASSETS—100.0%		$525,986

See accompanying notes to schedule of investments.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Investment Policy and Security Valuation

The equity securities that are traded on a national securities exchange (other than Nasdaq Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“Nasdaq”)) held by each fund normally will be valued at the last reported sale price on the exchange on which the security is primarily traded. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable. Nasdaq Global/Global Select and Capital Market securities traded primarily on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price normally will be the mean between the closing bid and closing offer reported on Nasdaq prior to the calculation of the net asset value (“NAV”) of a Fund. All equity securities not traded on a national securities exchange (“OTC Equities”) normally are valued at the last reported sale price in the over-the-counter market. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other service believed to be reliable. Short-term debt instruments, such as commercial paper, banker’s acceptances, and U.S. Treasury Bills, with a remaining maturity of less than 60 days are valued at amortized cost. Prices for debt instruments normally will be obtained from a pricing service that may use methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Company’s Board of Directors (“Board”) (“Valuation Procedures”). The valuation of certain foreign equity securities is described later in the note.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day.

The Money Market Fund invests substantially all of its assets in the Institutional Class of Short-Term Investments Trust Liquid Assets Portfolio (“Portfolio”) advised by Invesco Advisers, Inc. The Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The shares of the Portfolio are valued by the Money Market Fund using the Portfolio’s NAV for purchase or redemption orders placed that day.

On September 10, 2009, in accordance with applicable orders of the United States Bankruptcy Court for the Southern District of New York, the Vantagepoint Diversifying Strategies Fund filed claims, each in the amount of $54,298, against Lehman Brothers Special Financing Inc. (“LBSF”) and its parent company, Lehman Brothers Holdings, Inc. (“LBHI”). The claims arise out of certain derivatives transactions between the Diversifying Strategies Fund and LBSF that were guaranteed as to payment by LBHI. The derivatives transactions were terminated upon the bankruptcy filings of LBHI and LBSF and subsequently liquidated, resulting in claims. The timing and amount of distributions payable in connection with the claims (if any) is not presently known.

Valuation of Foreign Equity Securities

For foreign equity securities held by the funds and principally traded in markets outside North and South America, the Board approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

ASC 820

The Company adopted Financial Accounting Standards Board’s Accounting Standards CodificationTM (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3—	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value during the period ended March 31, 2010, maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of March 31, 2010, in valuing each fund’s investment carried at value:

Low Duration Bond Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$266,827,161	$—	$266,827,161
U.S. Government Agency Obligations	—	20,397,361	—	20,397,361
U.S. Government Agency Mortgage-Backed Securities	—	7,330,261	—	7,330,261
U.S. Treasury Obligations	—	28,273,558	—	28,273,558
Municipal Obligations	—	5,038,302	—	5,038,302
Sovereign Debt Obligations	—	4,242,118	—	4,242,118
Asset Backed Securities	—	80,129,260	—	80,129,260
Non-U.S. Government Agency Obligations	—	8,292,259	—	8,292,259
Non-Government Mortgage-Backed Securities	—	10,363,659	—	10,363,659
Cash Equivalents	26,644,226	—	—	26,644,226
Total Investments in Securities	$26,644,226	$430,893,939	$—	$457,538,165
Derivative Instruments:
Assets
Futures	$1,082	$—	$—	$1,082
Forward Currency Contracts	—	33,418	—	33,418
Total Assets	$1,082	$33,418	$—	$34,500
Liabilities:
Futures	$(13,143)	$—	$—	$(13,143)
Total Liabilities	$(13,143)	$—	$—	$(13,143)
Total Derivative Instruments	$(12,061)	$33,418	$—	$21,357

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Inflation Protected Securities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$10,592,106	$—	$10,592,106
U.S. Government Agency Obligations	—	5,689,990	—	5,689,990
U.S. Treasury Obligations	—	364,854,855	—	364,854,855
Sovereign Debt Obligations	—	12,663,569	—	12,663,569
Asset Backed Securities	—	551,150	—	551,150
Non-U.S. Government Agency Obligations	—	3,240,641	—	3,240,641
Cash Equivalents	13,686,107	—	—	13,686,107
Total Investments in Securities	$13,686,107	$397,592,311	$—	$411,278,418

Derivative Instruments:
Assets
Futures	$65,005	$—	$—	$65,005
Forward Currency Contracts	—	28,198	—	28,198
Written Options	—	243,722	—	243,722
Swap Agreements	—	145,655	—	145,655
Total Assets	$65,005	$417,575	$—	$482,580

Liabilities:
Futures	$(19,597)	$—	$—	$(19,597)
Forward Currency Contracts	—	(29,050)	—	(29,050)
Written Options	—	(6,664)	—	(6,664)
Total Liabilities	$(19,597)	$(35,714)	$—	$(55,311)
Total Derivative Instruments	$45,408	$381,861	$—	$427,269

Asset Allocation Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$292,515,459	$—	$—	$292,515,459
U.S. Treasury Obligations	—	93,436,868	—	93,436,868
Commercial Paper	—	38,587,229	—	38,587,229
Cash Equivalents	28,444,751	—	—	28,444,751
Total Investments in Securities	$320,960,210	$132,024,097	$—	$452,984,307
Derivative Instruments:
Assets
Futures	$949,996	$—	$—	$949,996
Total Assets	$949,996	$—	$—	$949,996

Liabilities:
Futures	$(36,306)	$—	$—	$(36,306)
Total Liabilities	$(36,306)	$—	$—	$(36,306)
Total Derivative Instruments	$913,690	$—	$—	$913,690

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Equity Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,493,819,689	$3,872,304	$—	$1,497,691,993
Cash Equivalents	273,419,541	—	—	273,419,541
Total Investments in Securities	$1,767,239,230	$3,872,304	$—	$1,771,111,534

Growth & Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,048,103,473	$5,321,197	$—	$1,053,424,670
Cash Equivalents	143,088,856	—	—	143,088,856
Total Investments in Securities	$1,191,192,329	$5,321,197	$—	$1,196,513,526

Growth Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,803,857,852	$—	$—	$1,803,857,852
Cash Equivalents	166,982,100	—	—	166,982,100
Total Investments in Securities	$1,970,839,952	$—	$—	$1,970,839,952

Select Value Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$293,929,070	$—	$—	$293,929,070
Cash Equivalents	46,991,065	—	—	46,991,065
Total Investments in Securities	$340,920,135	$—	$—	$340,920,135

Aggressive Opportunities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,008,261,553	$18,854,987	$—	$1,027,116,540
Warrants	167,160	—	—	167,160
Cash Equivalents	226,902,087	—	—	226,902,087
Total Investments in Securities	$1,235,330,800	$18,854,987	$—	$1,254,185,787

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Discovery Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$80,603,005	$691,156	$—	$81,294,161
Convertible Preferred Stocks	—	1,261,956	—	1,261,956
Corporate Obligations	—	41,735,320	—	41,735,320
U.S. Government Agency Obligations	—	24,825,659	—	24,825,659
U.S. Government Agency Mortgage-Backed Securities	—	1,118,497	—	1,118,497
U.S. Treasury Obligations	—	16,993,019	—	16,993,019
Municipal Obligations	—	159,091	—	159,091
Asset Backed Securities	—	4,486,106	—	4,486,106
Non-U.S. Government Agency Obligations	—	1,316,285	—	1,316,285
Non-Government Mortgage-Backed Securities	—	2,227,773	—	2,227,773
Warrants	32,620	—	—	32,620
Cash Equivalents	28,767,218	—	—	28,767,218
Total Investments in Securities	$109,402,843	$94,814,862	$—	$204,217,705

Derivative Instruments:
Assets
Futures	$547,071	$—	$—	$547,071
Forward Currency Contracts	—	3,146	—	3,146
Total Assets	$547,071	$3,146	$—	$550,217
Total Derivative Instruments	$547,071	$3,146	$—	$550,217

International Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$82,095,135	$954,223,973	$—	$1,036,319,108
Preferred Stocks	—	877,096	—	877,096
Cash Equivalents	137,146,818	—	—	137,146,818
Total Investments in Securities	$219,241,953	$955,101,069	$—	$1,174,343,022

Derivative Instruments:
Assets
Forward Currency Contracts	$—	$3,632	$—	$3,632
Total Assets	$—	$3,632	$—	$3,632

Liabilities:
Forward Currency Contracts	$—	$(38)	$—	$(38)
Total Liabilities	$—	$(38)	$—	$(38)
Total Derivative Instruments	$—	$3,594	$—	$3,594

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Diversifying Strategies Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$5,218,315	$11,156,418	$—	$16,374,733
Convertible Preferred Stocks	2,109,750	7,204,914	—	9,314,664
Corporate Obligations	—	250,014,817	—	250,014,817
Convertible Debt Obligations	—	143,529,705	—	143,529,705
U.S. Government Agency Obligations	—	109,526,068	—	109,526,068
U.S. Government Agency Mortgage-Backed Securities	—	12,149,255	—	12,149,255
U.S. Treasury Obligations	—	62,146,894	—	62,146,894
Municipal Obligations	—	8,467,962	—	8,467,962
Sovereign Debt Obligations	—	15,730,131	—	15,730,131
Asset Backed Securities	—	29,180,963	—	29,180,963
Non-U.S. Government Agency Obligations	—	2,456,829	—	2,456,829
Non-Government Mortgage-Backed Securities	—	2,388,738	—	2,388,738
Certificates of Deposit	—	14,693,076	—	14,693,076
Commercial Paper	—	1,996,660	—	1,996,660
Cash Equivalents	40,485,888	—	—	40,485,888
Total Investments in Securities	$47,813,953	$670,642,430	$—	$718,456,383

Derivative Instruments:
Assets
Futures	$1,316,687	$—	$—	$1,316,687
Forward Currency Contracts	—	935,633	—	935,633
Purchased Options	3,002,332	—	—	3,002,332
Swap Agreements	—	543,496	—	543,496
Total Assets	$4,319,019	$1,479,129	$—	$5,798,148

Liabilities:
Futures	$(2,305,617)	$—	$—	$(2,305,617)
Forward Currency Contracts	—	(2,895,655)	—	(2,895,655)
Swap Agreements	—	(207,827)	—	(207,827)
Total Liabilities	$(2,305,617)	$(3,103,482)	$—	$(5,409,099)
Total Derivative Instruments	$2,013,402	$(1,624,353)	$—	$389,049

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NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Core Bond Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$184,917,105	$—	$184,917,105
U.S. Government Agency Obligations	—	81,840,412	—	81,840,412
U.S. Government Agency Mortgage-Backed Securities	—	340,067,012	—	340,067,012
U.S. Treasury Obligations	—	281,500,359	—	281,500,359
Municipal Obligations	—	2,611,298	—	2,611,298
Sovereign Debt Obligations	—	12,883,890	—	12,883,890
Asset Backed Securities	—	3,636,338	—	3,636,338
Non-U.S. Government Agency Obligations	—	11,695,139	—	11,695,139
Non-Government Mortgage-Backed Securities	—	31,172,850	—	31,172,850
Cash Equivalents	38,865,427	—	—	38,865,427
Total Investments in Securities	$38,865,427	$950,324,403	$—	$989,189,830

500 Stock Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$336,553,703	$—	$—	$336,553,703
U.S. Treasury Obligations	—	304,921	—	304,921
Cash Equivalents	21,762,907	—	—	21,762,907
Total Investments in Securities	$358,316,610	$304,921	$—	$358,621,531

Derivative Instruments:
Assets
Futures	$73,347	$—	$—	$73,347
Total Assets	$73,347	$—	$—	$73,347
Total Derivative Instruments	$73,347	$—	$—	$73,347

Broad Market Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$498,743,671	$1,139	$—	$498,744,810
U.S. Treasury Obligations	—	549,858	—	549,858
Rights	263	—	—	263
Warrants	—	—	—	—
Cash Equivalents	50,731,772	—	—	50,731,772
Total Investments in Securities	$549,475,706	$550,997	$—	$550,026,703

Derivative Instruments:
Assets
Futures	$142,285	$—	$—	$142,285
Total Assets	$142,285	$—	$—	$142,285
Total Derivative Instruments	$142,285	$—	$—	$142,285

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NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Mid/Small Company Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$276,876,641	$1,140	$—	$276,877,781
U.S. Treasury Obligations	—	399,897	—	399,897
Rights	261	—	—	261
Warrants	—	—	—	—
Cash Equivalents	54,803,091	—	—	54,803,091
Total Investments in Securities	$331,679,993	$401,037	$—	$332,081,030

Derivative Instruments:
Assets
Futures	$33,658	$—	$—	$33,658
Total Assets	$33,658	$—	$—	$33,658
Total Derivative Instruments	$33,658	$—	$—	$33,658

Overseas Equity Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$—	$181,638,615	$—	$181,638,615
Preferred Stocks	—	638,553	—	638,553
U.S. Treasury Obligations	—	209,946	—	209,946
Rights	—	1,655	—	1,655
Cash Equivalents	8,236,965	—	—	8,236,965
Total Investments in Securities	$8,236,965	$182,488,769	$—	$190,725,734

Derivative Instruments:
Assets
Futures	$57,038	$—	$—	$57,038
Forward Currency Contracts	—	54,521	—	54,521
Total Assets	$57,038	$54,521	$—	$111,559

Liabilities:
Forward Currency Contracts	$—	$(105,599)	$—	$(105,599)
Total Liabilities	$—	$(105,599)	$—	$(105,599)
Total Derivative Instruments	$57,038	$(51,078)	$—	$5,960

All investments in the Money Market Fund, Model Portfolios, and Milestone Funds are categorized as Level 1.

As of March 31, 2010, the funds did not hold any investment with significant unobservable inputs (Level 3).

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

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NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated (but not actually converted) into U.S. dollars daily at the closing spot rates supplied by the WM/Reuters Intraday Spot exchange rates provided as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Currency symbols utilized throughout the notes to the schedule of investments are defined as follows:

AUD	—	Australian Dollar	JPY	—	Japanese Yen
BRL	—	Brazilian Real	NOK	—	Norwegian Krona
CAD	—	Canadian Dollar	NZD	—	New Zealand Dollar
CHF	—	Swiss Franc	SEK	—	Swedish Krona
EUR	—	European Monetary Unit	USD	—	U.S. Dollar
GBP	—	British Pound	ZAR	—	South African Rand
HKD	—	Hong Kong Dollar

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded. Certain markets are not closed at valuation time. In these situations, a pricing service may provide snapshot prices. If no sales are reported on a particular day, a pricing service normally will use the mean between the last bid and asked quotations. Non-exchange traded options normally will be priced using an option valuation model and will be provided by a pricing service.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service.

Futures exchange abbreviations utilized throughout the notes to the schedule of investments are defined as follows:

CBT	—	Chicago Board of Trade Exchange	MIL	—	Borsa Italiana Exchange
CME	—	Chicago Mercantile Exchange	MSE	—	Montreal Exchange
EOE	—	Dutch Options Exchange	NYF	—	New York Futures Exchange
EOP	—	Euronext Paris Exchange	SFE	—	Sydney Futures Exchange
EUX	—	Eurex Deutschland Exchange	SGX	—	Singapore Exchange
HKG	—	Hong Kong Futures Exchange	SSE	—	Stockholm Stock Exchange
LIF	—	Liffe Exchange	TSE	—	Tokyo Stock Exchange
MFM	—	Meff Renta Variable Exchange

Forward Currency Contracts

These contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e. interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

applicable). In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at its fair value in accordance with the Valuation Procedures.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at its fair value in accordance with the Valuation Procedures.

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at its fair value in accordance with the Valuation Procedures.

Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives. The following discussion provides more detailed information about each type of derivative instrument held by the funds during or as of the end of the reporting period.

Futures Contracts

A futures contract is an agreement between two parties to buy and sell a security, commodity, or index at a set price on a future date.

A fund may enter into futures contracts for purposes of seeking to protect portfolio value against the risk of decline (overall price risk) or seeking to increase portfolio value. Use of derivatives to seek increased portfolio value increases the fund’s exposure to the risk of loss due to adverse market changes.

Certain funds may enter into futures contracts to seek to manage or “hedge” against certain investment risks to which a fund may be exposed from time to time in pursuing its investment objectives. These risks may include, for example, interest rate risk (which is the risk that interest rates will rise, causing bond prices to fall) or stock market risk (which is the risk that stock prices overall will decline over short or extended periods). Some funds also may use futures contracts to obtain investment exposure to an asset or asset class without purchasing or selling those assets directly.

A fund may enter into futures contracts on an index or a specific security to increase or decrease its exposure to changes in the market value of the specific underlying security or index.

Pursuant to the contract, upon entering the contract the fund agrees to deposit an amount equal to a certain percentage of the contract value (initial margin). The fund agrees to subsequently receive from or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks of entering into futures contracts include the possibility that there may be an illiquid market for the contract and that a change in the value of the contracts may not correlate with the changes in the value of the underlying securities. The amount of risk associated with a futures contract may significantly exceed the amount(s) reflected in the financial statements.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

As of March 31, 2010, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Sold
22	CBT	U.S. 10 Year Treasury Note	June 2010	$2,557,500	$(9,704)
18	CBT	U.S. 2 Year Treasury Note	June 2010	3,905,156	(3,439)
25	CBT	U.S. 5 Year Treasury Note	June 2010	2,871,094	1,082
					$(12,061)

Inflation Protected Securities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
9	CBT	U.S. 10 Year Treasury Note	June 2010	$1,046,250	$(7,330)
21	CBT	U.S. 2 Year Treasury Note	June 2010	4,556,016	2,912
8	CBT	U.S. 30 Year Treasury Bond	June 2010	929,000	(12,267)
					$(16,685)
Sold
62	CBT	U.S. 5 Year Treasury Note	June 2010	$7,120,313	$62,093
					$45,408

Asset Allocation Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
94	CME	S&P 500 Index	June 2010	$27,382,200	$760,000
307	CBT	U.S. 30 Year Treasury Bond	June 2010	35,650,375	189,996
					$949,996
Sold
26	CME	E-MINI S&P 500 Index	June 2010	$1,514,760	$(36,306)
					$913,690

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
1,390	NYF	E-MINI Russell 2000 Index	June 2010	$94,116,900	$546,898
Sold
4	CBT	U.S. 5 Year Treasury Note	June 2010	$459,375	$173
					$547,071

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Diversifying Strategies Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
4	EOE	Amsterdam Index	April 2010	$370,078	$5,904
61	SFE	Australian Government 10 Year Bond	June 2010	5,688,086	(57,146)
488	EOP	CAC 40 Index	April 2010	26,176,840	302,007
11	MSE	Canadian Government 10 Year Bond	June 2010	1,272,476	(10,099)
8	EUX	DAX Index	June 2010	1,659,003	49,592
3	CME	E-MINI S&P 500 Index	June 2010	174,780	96
27	EUX	Euro Bund	June 2010	4,498,272	19,341
87	LIF	FTSE 100 Index	June 2010	7,407,122	65,796
81	MIL	FTSE/MIB Index	June 2010	12,247,627	148,976
125	MFM	IBEX 35 Index	April 2010	18,303,840	(282,863)
76	SFE	SPI 200 Index	June 2010	8,506,707	35,624
					$277,228
Sold
208	SGX	10 Year Mini-JGB	June 2010	$30,722,772	$262,648
173	EOE	Amsterdam Index	April 2010	16,005,878	(294,241)
361	SFE	Australian Government 10 Year Bond	June 2010	33,662,281	413,584
61	EUX	DAX Index	June 2010	12,649,901	(401,291)
28	CME	E-MINI S&P 500 Index	June 2010	1,631,280	(41,226)
32	LIF	FTSE 100 Index	June 2010	2,724,459	(19,905)
84	HKG	Hang Seng Index	April 2010	11,484,174	(285,216)
5	SSE	OMX Stockholm 30 Index	April 2010	70,458	(898)
50	MSE	S&P/TSX 60 Index	June 2010	6,926,599	(37,324)
18	SFE	SPI 200 Index	June 2010	2,014,746	(20,785)
128	TSE	TOPIX Index	June 2010	13,383,250	(850,135)
5	CBT	U.S. 10 Year Treasury Note	June 2010	581,250	(2,457)
44	CBT	U.S. 5 Year Treasury Note	June 2010	5,053,125	(2,031)
64	LIF	UK Gilt Long Bond	June 2010	11,144,520	13,119
					$(1,266,158)
					$(988,930)

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
65	CME	E-MINI S&P 500 Index	June 2010	$3,786,900	$73,347

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
17	NYF	E-MINI Russell 2000 Index	June 2010	$1,151,070	$13,833
104	CME	E-MINI S&P 500 Index	June 2010	6,059,040	128,452
					$142,285

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
42	NYF	E-MINI Russell 2000 Index	June 2010	$2,843,820	$11,362
36	CME	E-MINI S&P MidCap 400	June 2010	2,837,160	22,296
					$33,658

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
38	EUX	DJ Euro STOXX 50 Index	June 2010	$1,463,267	$7,288
9	LIF	FTSE 100 Index	June 2010	766,254	4,328
3	SFE	SPI 200 Index	June 2010	335,791	3,148
9	TSE	TOPIX Index	June 2010	941,010	42,274
					$57,038

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is a privately negotiated agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate.

Certain funds may enter into forward foreign currency exchange contracts to seek to manage or “hedge” against the currency risks to which a fund may be exposed from time to time in pursuing its investment objective(s). Generally, currency risk is the risk that foreign currency values will decline relative to the U.S. dollar. This risk may arise, for example, in connection with a fund’s investments in securities or other assets that are denominated in foreign currencies, a fund’s direct investment in foreign currency or a fund’s investment in a derivative instrument that provides exposure to a foreign currency. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of any securities held by a fund and denominated in that currency. Certain funds may enter into forward foreign currency exchange contracts in order to gain investment exposure to a foreign currency.

Risks of entering into forward foreign currency exchange contracts include the possibility that foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market or a change in the value of the contracts or these values may not correlate with changes in the value of the underlying currency. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. The use of over-the-counter forward foreign currency exchange contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations. The risk of loss from non-performance by the counterparty may be reduced by the use of a written agreement with the counterparty that includes certain safeguards regarding the counterparty’s obligations.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract.

As of March 31, 2010, the following funds had open forward foreign currency exchange contracts outstanding:

Low Duration Bond Fund

Contract Type	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2010	Net Unrealized Appreciation
Sale	EUR	USD	04/12/2010	$6,892,019	$6,858,601	$33,418

Inflation Protected Securities Fund

Contract Type	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2010	Net Unrealized Appreciation/ (Depreciation)
Sale	AUD	USD	04/01/2010	$3,133,172	$3,162,222	$(29,050)
Sale	AUD	USD	04/08/2010	3,163,428	3,161,223	2,205
Sale	EUR	USD	05/26/2010	12,190,622	12,164,629	25,993
						$(852)

Discovery Fund

Contract Type	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2010	Net Unrealized Appreciation
Sale	EUR	USD	04/12/2010	$629,848	$626,702	$3,146

International Fund

Contract Type	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2010	Net Unrealized Appreciation/ (Depreciation)
Purchase	USD	AUD	04/07/2010	$304,258	$304,805	$547
Purchase	USD	EUR	04/07/2010	68,442	68,404	(38)
Purchase	USD	HKD	04/07/2010	199,576	199,578	2
Purchase	USD	ZAR	04/07/2010	181,754	183,567	1,813
Purchase	USD	ZAR	04/08/2010	179,637	180,876	1,239
						$3,563
Sale	GBP	USD	04/07/2010	$51,173	$51,142	$31
						$3,594

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Diversifying Strategies Fund

Contract Type	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2010	Net Unrealized Appreciation/ (Depreciation)
Purchase	USD	AUD	04/09/2010	$22,503,000	$22,931,583	$428,583
Purchase	USD	AUD	06/16/2010	18,478,725	18,489,049	10,324
Purchase	USD	CAD	06/16/2010	4,541,925	4,521,064	(20,861)
Purchase	USD	EUR	06/16/2010	3,364,999	3,305,040	(59,959)
Purchase	USD	GBP	06/16/2010	5,802,963	5,883,307	80,344
Purchase	USD	HKD	04/07/2010	71,883	71,885	2
Purchase	USD	JPY	04/09/2010	21,356,833	20,323,479	(1,033,354)
Purchase	USD	JPY	06/16/2010	18,460,141	17,892,648	(567,493)
Purchase	USD	NOK	04/09/2010	1,673,528	1,682,290	8,762
Purchase	USD	NOK	06/16/2010	4,072,865	4,024,576	(48,289)
Purchase	USD	NZD	06/16/2010	6,150,754	6,173,900	23,146
Purchase	USD	SEK	04/09/2010	22,202,487	22,158,987	(43,500)
Purchase	USD	SEK	06/16/2010	2,328,703	2,283,129	(45,574)
						$(1,267,869)
Sale	CAD	USD	04/09/2010	$4,839,849	$4,922,955	$(83,106)
Sale	CAD	USD	06/16/2010	1,058,706	1,065,857	(7,151)
Sale	CHF	USD	04/09/2010	22,185,657	22,762,336	(576,679)
Sale	CHF	USD	06/16/2010	11,945,773	12,064,399	(118,626)
Sale	EUR	USD	04/09/2010	21,651,200	21,610,400	40,800
Sale	EUR	USD	06/16/2010	15,014,215	14,842,694	171,521
Sale	GBP	USD	04/09/2010	13,434,930	13,657,260	(222,330)
Sale	GBP	USD	06/16/2010	13,699,962	13,579,110	120,852
Sale	NOK	USD	06/16/2010	1,383,874	1,357,298	26,576
Sale	NZD	USD	04/09/2010	2,771,920	2,840,653	(68,733)
Sale	SEK	USD	06/16/2010	1,764,924	1,740,201	24,723
						$(692,153)
						$(1,960,022)

Overseas Equity Index Fund

Contract Type	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2010	Net Unrealized Appreciation/ (Depreciation)
Purchase	USD	AUD	06/16/2010	$314,706	$315,122	$416
Purchase	USD	EUR	06/16/2010	2,642,021	2,625,879	(16,142)
Purchase	USD	GBP	06/16/2010	1,426,507	1,446,540	20,033
Purchase	USD	JPY	06/16/2010	2,795,496	2,713,085	(82,411)
						$(78,104)
Sale	AUD	USD	06/16/2010	$111,331	$110,942	$389
Sale	EUR	USD	06/16/2010	932,210	928,437	3,773
Sale	GBP	USD	06/16/2010	672,820	679,866	(7,046)
Sale	JPY	USD	06/16/2010	930,640	900,730	29,910
						$27,026
						$(51,078)

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Option Contracts

An option contract gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party. Purchasing a put option contract may protect the purchaser from declines in market value on the underlying index or security. Purchasing a call option contract may enable the purchaser to benefit from price appreciation (if any) in the underlying index or security.

Certain funds may enter into option contracts to seek to manage or “hedge” against one or more of the investment risks to which a fund may be exposed from time to time in pursuing its investment objective(s), including, for example, debt instrument risks (such as interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument) and stock market risk (which is the risk that stock prices overall will decline over short or extended periods).

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received.

A risk in writing, which is selling, a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. A risk in buying an option is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations. The risk of loss from non-performance by the counterparty may be reduced by the use of a written agreement with the counterparty that includes certain safeguards regarding the counterparty’s obligations.

Swap Agreements

Generally, a swap is a privately-negotiated agreement between two parties to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange between two parties of their respective commitments to pay or receive interest with respect to a notional amount of principal. An inflation swap agreement involves the exchange between two parties of their respective commitments to pay or receive a fixed rate in exchange for the actual rate of change of an inflation index with respect to a notional amount of principal. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation.

Certain funds may enter into swap agreements to seek to manage or “hedge” against one or more investment risks to which a fund may be exposed from time to time in pursing its investment objective(s), including, for example, interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument.

The risks of entering into swap agreements include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swap agreements may also include counterparty risk, which is the risk that the other party to a swap agreement may not fulfill its obligations. The risk of loss from non-performance by the counterparty may be reduced by the use of a written agreement with the counterparty that includes certain safeguards regarding the counterparty’s obligations.

In certain types of swap transactions, the risk of loss is increased because the fund may be required to make additional or higher payments to the counterparty as a result of market volatility. In addition, swap agreements are not traded on exchanges or other organized markets and are illiquid.

The swaps listed below are marked to market daily using pricing services or fair values.

Changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements.

As of March 31, 2010, the following swap agreements were outstanding:

Inflation Protected Securities Fund

Interest Rate Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Net Unrealized Appreciation
Morgan Stanley Capital Services	Daily Brazil CETIP Interbank Deposit Rate	12.54%	01/02/2012	BRL 6,600,000	$145,655

Diversifying Strategies Fund

Total Return Swaps
Swap Counterparty	Notional Amount	Reference Security	Termination Date	Net Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	GBP 15,500,000	UK Gilt Long Bond	05/28/10	$432,785
Morgan Stanley Capital Services	CAD 4,000,000	Canadian Government 10 Year Bond	05/28/10	(52,774)
Morgan Stanley Capital Services	GBP 2,200,000	UK Gilt Long Bond	05/28/10	16,024
Morgan Stanley Capital Services	USD 20,200,000	U.S. 10 Year Treasury Note	05/28/10	94,687
Morgan Stanley Capital Services	EUR (14,000,000)	Euro Bund	06/08/10	(155,053)
				$335,669

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When a fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations. The risk of loss from non-performance by the counterparty may be reduced by the use of a written agreement with the counterparty that includes certain safeguards regarding the counterparty’s obligations.

Certain funds may enter into swaptions to seek to manage or “hedge” against one or more investment risks to which a fund may be exposed from time to time in pursuing its investment objective(s), including, for example, interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument.

Purchases of put and call swaptions are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased swaption expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the swaption. When a fund exercises a put swaption, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call swaption, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes a call or put swaption, an amount equal to the premium received by the fund is recorded as a liability, the value of each swaption is marked to market at each valuation date. When a written swaption expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the swaption was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such swaption is eliminated. When a written call swaption is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put swaption is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Swaption contract transactions may incur a commission, in addition to the premium paid or received.

Written swaption activity for the period ended March 31, 2010 was as follows:

Inflation Protected Securities Fund

	Call Swaptions		Put Swaptions		Total
	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 01/01/2010	$13,400,000	$106,795	$21,000,000	$153,905	$34,400,000	$260,700
Written	21,800,000	111,270	33,100,000	218,533	54,900,000	329,803
Closed	(3,700,000)	(35,575)	(10,300,000)	(60,611)	(14,000,000)	(96,186)
Expired	—	—	—	—	—	—
Ending balance as of 03/31/2010	$31,500,000	$182,490	$43,800,000	$311,827	$75,300,000	$494,317

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Exchange	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Put—Interest Rate Swaption	$11,300,000	4.00%	12/01/2010	$(6,347)
OTC	Put—Interest Rate Swaption	8,800,000	4.75%	8/31/2010	5,482
OTC	Call—Interest Rate Swaption	8,800,000	3.25%	8/31/2010	5,827
OTC	Call—Interest Rate Swaption	3,100,000	3.50%	6/14/2010	21,613
OTC	Put—Interest Rate Swaption	3,100,000	4.50%	6/14/2010	23,098
OTC	Call—Interest Rate Swaption	2,900,000	3.25%	4/19/2010	29,201
OTC	Put—Interest Rate Swaption	2,900,000	4.25%	4/19/2010	29,162
OTC	Call—Interest Rate Swaption	2,800,000	3.25%	10/29/2010	3,589
OTC	Put—Interest Rate Swaption	2,800,000	5.00%	10/29/2010	8,363
OTC	Call—Interest Rate Swaption	2,500,000	3.25%	10/29/2010	1,734
OTC	Put—Interest Rate Swaption	2,500,000	5.00%	10/29/2010	1,047
OTC	Put—Interest Rate Swaption	2,200,000	4.00%	4/19/2010	17,356
OTC	Call—Interest Rate Swaption	2,200,000	2.75%	4/19/2010	3,925
OTC	Call—Interest Rate Swaption	1,900,000	3.25%	8/31/2010	3,495
OTC	Put—Interest Rate Swaption	1,900,000	4.75%	8/31/2010	3,185
OTC	Call—Interest Rate Swaption	1,800,000	2.75%	4/19/2010	14,911
OTC	Put—Interest Rate Swaption	1,800,000	4.25%	4/19/2010	19,064
OTC	Call—Interest Rate Swaption	1,800,000	3.25%	4/19/2010	10,056
OTC	Put—Interest Rate Swaption	1,800,000	4.00%	4/19/2010	7,703
OTC	Call—Interest Rate Swaption	1,400,000	3.50%	6/14/2010	1,011
OTC	Put—Interest Rate Swaption	1,400,000	4.50%	6/14/2010	(139)
OTC	Put—Interest Rate Swaption	1,300,000	4.10%	5/21/2010	(178)
OTC	Call—Interest Rate Swaption	1,300,000	3.60%	5/21/2010	3,057
OTC	Put—Interest Rate Swaption	1,000,000	4.25%	4/19/2010	10,216
OTC	Put—Interest Rate Swaption	1,000,000	4.25%	4/19/2010	7,641
OTC	Call—Interest Rate Swaption	1,000,000	3.25%	4/19/2010	12,986
					$237,058

Tax Basis Unrealized Appreciation (Depreciation)

At March 31, 2010, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Money Market	$356,820,096	$—	$—	$—
Low Duration Bond	448,651,104	12,470,171	3,583,110	8,887,061
Inflation Protected Securities	404,719,300	8,139,940	1,580,822	6,559,118
Asset Allocation	447,499,468	57,015,722	51,530,883	5,484,839
Equity Income	1,678,855,770	234,517,269	142,261,505	92,255,764
Growth & Income	1,009,648,485	197,035,491	10,170,450	186,865,041
Growth	1,726,839,561	266,716,092	22,715,701	244,000,391
Select Value	302,417,700	43,840,516	5,338,081	38,502,435
Aggressive Opportunities	1,052,146,402	240,653,323	38,613,938	202,039,385
Discovery	190,661,253	17,046,209	3,489,757	13,556,452
International	1,120,590,485	85,492,942	31,740,405	53,752,537
Diversifying Strategies	716,513,414	8,667,862	3,722,561	4,945,301
Core Bond Index	972,458,120	26,044,973	9,313,263	16,731,710

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
500 Stock Index	$266,486,366	$117,871,113	$25,735,948	$92,135,165
Broad Market Index	436,824,849	179,831,346	66,629,492	113,201,854
Mid/Small Company Index	306,931,282	58,369,038	33,219,290	25,149,748
Overseas Equity Index	205,073,053	20,923,880	35,271,199	(14,347,319)
Model Portfolio Savings Oriented	322,721,099	418,119	2,563,860	(2,145,741)
Model Portfolio Conservative Growth	557,307,237	7,042,488	16,499,424	(9,456,936)
Model Portfolio Traditional Growth	1,443,095,712	—	48,200,149	(48,200,149)
Model Portfolio Long-Term Growth	1,749,615,512	21,452,292	80,334,745	(58,882,453)
Model Portfolio All-Equity Growth	694,172,115	—	66,440,020	(66,440,020)
Milestone Retirement Income	107,686,171	—	1,098,841	(1,098,841)
Milestone 2010	125,025,672	—	1,143,001	(1,143,001)
Milestone 2015	240,436,694	2,452,620	10,551,830	(8,099,210)
Milestone 2020	229,151,943	2,158,535	8,502,455	(6,343,920)
Milestone 2025	180,553,798	1,613,866	5,818,419	(4,204,553)
Milestone 2030	150,760,394	1,710,579	3,389,434	(1,678,855)
Milestone 2035	93,390,363	712,525	1,065,473	(352,948)
Milestone 2040	106,049,256	3,249,615	508,640	2,740,975
Milestone 2045	514,193	25,652	—	25,652

Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of March 31, 2010, certain funds had loaned securities, which were collateralized by cash or other forms of collateral as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. at least equal to the market value of the securities loaned. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. A fund retains a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A fund also continues to receive any distributions paid on the loaned securities. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities.

The market value of the securities on loan and the value of the related collateral as of March 31, 2010, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$16,194,303	$16,394,995	101%
Asset Allocation	16,421,376	16,887,497	103%
Equity Income	131,407,546	134,458,771	102%
Growth & Income	94,499,047	96,874,273	103%
Growth	104,566,038	107,861,056	103%
Select Value	35,440,781	36,395,566	103%
Aggressive Opportunities	168,100,891	181,612,612	108%

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Fund	Securities on Loan	Collateral	Collateralization
Discovery	$18,077,141	$18,850,076	104%
International	105,883,285	110,392,530	104%
Core Bond Index	15,069,267	15,365,045	102%
500 Stock Index	18,069,695	18,600,051	103%
Broad Market Index	42,964,506	44,540,323	104%
Mid/Small Company Index	47,854,450	49,703,128	104%
Overseas Equity Index	5,771,771	6,041,387	105%

Wilshire®, the Wilshire IndexesSM , Wilshire 5000 Total Market IndexSM , and Wilshire 4500 Completion IndexSM are service marks of Wilshire Associates Incorporated (“Wilshire”) and have been licensed for use by The Vantagepoint Funds, on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, respectively. All content of the Wilshire IndexesSM and the aforementioned indexes is ©2009 Wilshire Associates Incorporated, all rights reserved. Wilshire has no relationship with The Vantagepoint Funds, other than the licensing of the aforementioned indexes and its service marks for use in connection with these two Funds. Wilshire does not:

•	Sponsor, endorse, sell or promote the Funds.

•	Recommend that any person invest in the Funds or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds.

•	Have any responsibility or liability for the administration, management or marketing of the Funds.

•	Consider the needs of the Funds or their shareholders in determining, composing or calculating the above indexes or have any obligation to do so.

Wilshire shall have no liability in connection with these Funds. Specifically, Wilshire makes no representation or warranty, express or implied, regarding:

•	The results to be obtained by the Funds, their shareholders or any other person in connection with the use of the above indexes and the data included in those indexes;

•	The accuracy or completeness of these indexes and any related data; or

•	The merchantability or the fitness for a particular purpose or use of these indexes and/or its related data.

Wilshire shall not have any liability for any errors, omissions or interruptions in the above indexes or related data. Under no circumstances will Wilshire be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Wilshire knows that they might occur. The licensing agreement between The Vantagepoint Funds, on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, and Wilshire is solely for the Funds’ benefit and not for the benefit of Fund shareholders or any other third parties.

“Standard & Poor’s®”, “S&P®” , “S&P 500®”, “Standard & Poor’s 500®”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Vantagepoint Funds for the Vantagepoint 500 Stock Index Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member FINRA.

VANTAGEPOINT FUNDS

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 1-800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 1-800-669-8216
WWW.ICMARC.ORG.

Item 2 (Controls and Procedures):

Sub-item 2a. The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2b. There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits): The required certifications of the principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer
Date	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer
Date	May 21, 2010

By:	/s/ Elizabeth Glista
Elizabeth Glista, Principal Financial Officer
Date	May 21, 2010